UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2018

Date of reporting period:	06/30/2018

Item 1 – Reports to Stockholders

The Prudential Series Fund

SEMIANNUAL REPORT	June 30, 2018

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2018 were not audited, and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

Conservative Balanced Portfolio

Diversified Bond Portfolio

Equity Portfolio

Flexible Managed Portfolio

Global Portfolio

Government Income Portfolio

Government Money Market Portfolio

High Yield Bond Portfolio

Jennison Portfolio

Natural Resources Portfolio

Small Capitalization Stock Portfolio

Stock Index Portfolio

Value Portfolio

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The Prudential Series Fund Table of Contents	Semiannual Report	June 30, 2018

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	Conservative Balanced Portfolio	A1
	Diversified Bond Portfolio	A35
	Equity Portfolio	A65
	Flexible Managed Portfolio	A70
	Global Portfolio	A102
	Government Income Portfolio	A110
	Government Money Market Portfolio	A118
	High Yield Bond Portfolio	A121
	Jennison Portfolio	A138
	Natural Resources Portfolio	A142
	Small Capitalization Stock Portfolio	A146
	Stock Index Portfolio	A158
	Value Portfolio	A169
	Glossary	A174

Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2018

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Prudential Series Fund semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

The Prudential Series Fund	July 31, 2018

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2018

Conservative Balanced
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	1.9%
Microsoft Corp.	1.6%
Amazon.com, Inc.	1.5%
U.S. Treasury Inflation Indexed Bonds, TIPS	1.4%
Facebook, Inc. (Class A Stock)	1.0%

Diversified Bond
Fund Composition	(% of Net Assets	)
Corporate Bonds	37.4%
Asset-Backed Securities	27.0%
Commercial Mortgage-Backed Securities	14.5%
Sovereign Bonds	5.5%
Residential Mortgage-Backed Securities	3.3%

Equity
Five Largest Holdings	(% of Net Assets	)
JPMorgan Chase & Co.	3.9%
Microsoft Corp.	3.5%
Amazon.com, Inc.	3.1%
Boeing Co. (The)	2.9%
Alibaba Group Holding Ltd.	2.4%

Flexible Managed Portfolio
Five Largest Holdings	(% of Net Assets	)
Microsoft Corp.	2.0%
Apple, Inc.	1.9%
Facebook, Inc. (Class A Stock)	1.6%
JPMorgan Chase & Co.	1.4%
Alphabet, Inc. (Class C Stock)	1.3%

Global
Top Five Countries	(% of Net Assets	)
United States	55.9%
Japan	6.7%
France	5.3%
United Kingdom	4.9%
Canada	3.3%

Government Income
Fund Composition	(% of Net Assets	)
U.S. Government Agency Obligations	40.5%
U.S. Treasury Obligations	28.0%
Commercial Mortgage-Backed Securities	17.2%
Asset-Backed Securities	9.5%
Corporate Bonds	1.8%

High Yield Bond Portfolio
Five Largest Holdings	(% of Net Assets	)
DISH DBS Corp. Gtd. Notes	1.4%
First Data Corp. Gtd. Notes	1.3%
Intelsat Jackson Holdings SA Gtd. Notes	1.1%
BMC Software Finance, Inc. Sr. Unsec’d. Notes	1.1%
Laureate Education, Inc. Gtd. Notes	1.0%

Jennison Portfolio
Five Largest Holdings	(% of Net Assets	)
Amazon.com, Inc.	5.9%
Microsoft Corp.	4.0%
Netflix, Inc.	3.9%
Apple, Inc.	3.9%
Facebook, Inc. (Class A Stock)	3.9%

Natural Resources Portfolio
Five Largest Holdings	(% of Net Assets	)
Exxon Mobil Corp.	5.5%
Chevron Corp.	5.3%
Occidental Petroleum Corp.	4.0%
Royal Dutch Shell PLC (Class A Stock)	3.7%
BP PLC	3.6%

Small Capitalization Stock
Five Largest Holdings	(% of Net Assets	)
Ligand Pharmaceuticals, Inc.	0.5%
Stamps.com, Inc.	0.5%
CACI International, Inc. (Class A Stock)	0.5%
Neogen Corp.	0.5%
FirstCash, Inc.	0.5%

Stock Index
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	3.9%
Microsoft Corp.	3.2%
Amazon.com, Inc.	2.9%
Facebook, Inc. (Class A Stock)	2.0%
Berkshire Hathaway, Inc. (Class B Stock)	1.5%

Value
Five Largest Holdings	(% of Net Assets	)
JPMorgan Chase & Co.	4.6%
Bank of America Corp.	2.8%
Chevron Corp.	2.7%
Royal Dutch Shell PLC (Class A Stock)	2.4%
PNC Financial Services Group, Inc. (The)	2.1%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2018

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
Conservative Balanced (Class I)	Actual	$1,000.00	$1,005.20	0.58%	$2.88
	Hypothetical	$1,000.00	$1,021.92	0.58%	$2.91
Diversified Bond (Class I)	Actual	$1,000.00	$983.30	0.44%	$2.16
	Hypothetical	$1,000.00	$1,022.61	0.44%	$2.21
Equity (Class I)	Actual	$1,000.00	$1,059.60	0.47%	$2.40
	Hypothetical	$1,000.00	$1,022.46	0.47%	$2.36
Equity (Class II)	Actual	$1,000.00	$1,057.60	0.87%	$4.44
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36
Flexible Managed (Class I)	Actual	$1,000.00	$1,007.40	0.62%	$3.09
	Hypothetical	$1,000.00	$1,021.72	0.62%	$3.11
Global (Class I)	Actual	$1,000.00	$1,029.70	0.78%	$3.93
	Hypothetical	$1,000.00	$1,020.93	0.78%	$3.91
Government Income (Class I)	Actual	$1,000.00	$989.70	0.52%	$2.57
	Hypothetical	$1,000.00	$1,022.22	0.52%	$2.61
Government Money Market (Class I)	Actual	$1,000.00	$1,006.20	0.35%	$1.74
	Hypothetical	$1,000.00	$1,023.06	0.35%	$1.76
High Yield Bond (Class I)	Actual	$1,000.00	$1,009.30	0.57%	$2.84
	Hypothetical	$1,000.00	$1,021.97	0.57%	$2.86
Jennison (Class I)	Actual	$1,000.00	$1,111.40	0.62%	$3.25
	Hypothetical	$1,000.00	$1,021.72	0.62%	$3.11

The Prudential Series Fund Fees and Expenses — unaudited (continued)	June 30, 2018

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
Jennison (Class II)	Actual	$1,000.00	$1,109.10	1.02%	$5.33
	Hypothetical	$1,000.00	$1,019.74	1.02%	$5.11
Natural Resources (Class I)	Actual	$1,000.00	$1,012.70	0.52%	$2.60
	Hypothetical	$1,000.00	$1,022.22	0.52%	$2.61
Natural Resources (Class II)	Actual	$1,000.00	$1,010.40	0.92%	$4.59
	Hypothetical	$1,000.00	$1,020.23	0.92%	$4.61
Small Capitalization Stock (Class I)	Actual	$1,000.00	$1,092.70	0.39%	$2.02
	Hypothetical	$1,000.00	$1,022.86	0.39%	$1.96
Stock Index (Class I)	Actual	$1,000.00	$1,025.40	0.31%	$1.56
	Hypothetical	$1,000.00	$1,023.26	0.31%	$1.56
Value (Class I)	Actual	$1,000.00	$983.60	0.42%	$2.07
	Hypothetical	$1,000.00	$1,022.71	0.42%	$2.11
Value (Class II)	Actual	$1,000.00	$981.80	0.82%	$4.03
	Hypothetical	$1,000.00	$1,020.73	0.82%	$4.11

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2018, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

CONSERVATIVE BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 87.7%
COMMON STOCKS — 50.1%	Shares	Value
Aerospace & Defense — 1.3%
Arconic, Inc.	21,480	$365,375
Boeing Co. (The)	29,250	9,813,668
Dassault Aviation SA (France)	83	157,822
General Dynamics Corp.	14,800	2,758,868
Harris Corp.	6,300	910,602
Huntington Ingalls Industries, Inc.	2,500	541,975
L3 Technologies, Inc.	4,200	807,744
Lockheed Martin Corp.	13,280	3,923,310
Northrop Grumman Corp.	9,362	2,880,687
Raytheon Co.	15,400	2,974,972
Rockwell Collins, Inc.	8,800	1,185,184
Safran SA (France)	882	106,815
Textron, Inc.	13,600	896,376
TransDigm Group, Inc.(a)	2,700	931,878
United Technologies Corp.	39,700	4,963,691

		33,218,967

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	7,300	610,718
Expeditors International of Washington, Inc.	9,300	679,830
FedEx Corp.	13,180	2,992,651
Royal Mail PLC (United Kingdom)	3,322	22,101
United Parcel Service, Inc. (Class B Stock)	36,800	3,909,264

		8,214,564

Airlines — 0.2%
Alaska Air Group, Inc.	6,500	392,535
American Airlines Group, Inc.	21,600	819,936
Delta Air Lines, Inc.	34,400	1,704,176
Deutsche Lufthansa AG (Germany)	4,331	103,761
easyJet PLC (United Kingdom)	1,993	43,846
International Consolidated Airlines Group SA (United Kingdom)	1,614	14,124
Japan Airlines Co. Ltd. (Japan)	400	14,172
Southwest Airlines Co.	28,500	1,450,080
United Continental Holdings, Inc.*	12,600	878,598

		5,421,228

Auto Components — 0.1%
Aptiv PLC	14,100	1,291,983
BorgWarner, Inc.	10,800	466,128
Faurecia SA (France)	205	14,573
Goodyear Tire & Rubber Co. (The)	11,500	267,835
Koito Manufacturing Co. Ltd. (Japan)	400	26,421
NGK Spark Plug Co. Ltd. (Japan)	400	11,372
Toyota Industries Corp. (Japan)	400	22,390

		2,100,702

Automobiles — 0.3%
Bayerische Motoren Werke AG (Germany)	892	80,630
Ferrari NV (Italy)	326	44,065
Fiat Chrysler Automobiles NV (United Kingdom)*	2,943	55,518
Ford Motor Co.	207,885	2,301,287

COMMON STOCKS (continued)	Shares	Value
Automobiles (continued)
General Motors Co.	67,600	$2,663,440
Harley-Davidson, Inc.	9,100	382,928
Honda Motor Co. Ltd. (Japan)	4,300	126,080
Mitsubishi Motors Corp. (Japan)	2,500	19,928
Peugeot SA (France)	10,136	230,952
Suzuki Motor Corp. (Japan)	5,700	314,116
Toyota Motor Corp. (Japan)	6,000	388,014
Volkswagen AG (Germany)	123	20,221

		6,627,179

Banks — 3.1%
ABN AMRO Group NV (Netherlands), CVA, 144A	12,197	315,437
Banco Santander SA (Spain)	1,943	10,384
Bank Leumi Le-Israel BM (Israel)	46,795	276,890
Bank of America Corp.	502,921	14,177,343
Bank of East Asia Ltd. (The) (Hong Kong)	74,800	298,127
Bank of Ireland Group PLC (Ireland)	2,536	19,680
Bankinter SA (Spain)	2,509	24,345
BB&T Corp.	41,600	2,098,304
BNP Paribas SA (France)	2,967	183,530
CaixaBank SA (Spain)	9,581	41,239
Citigroup, Inc.	136,035	9,103,462
Citizens Financial Group, Inc.	25,800	1,003,620
Comerica, Inc.	9,600	872,832
Commonwealth Bank of Australia (Australia)	189	10,193
Danske Bank A/S (Denmark)	1,988	61,934
DBS Group Holdings Ltd. (Singapore)	11,800	229,475
DNB ASA (Norway)	14,924	290,616
Fifth Third Bancorp	36,321	1,042,413
Fukuoka Financial Group, Inc. (Japan)	3,000	15,055
Hang Seng Bank Ltd. (Hong Kong)	4,700	117,361
HSBC Holdings PLC (United Kingdom)	29,378	274,518
Huntington Bancshares, Inc.	58,036	856,611
Intesa Sanpaolo SpA (Italy)	131,406	380,194
JPMorgan Chase & Co.	181,645	18,927,409
KBC Group NV (Belgium)	663	50,918
KeyCorp.	54,200	1,059,068
Lloyds Banking Group PLC (United Kingdom)	301,253	249,955
M&T Bank Corp.	7,900	1,344,185
Mebuki Financial Group, Inc. (Japan)	3,700	12,411
Mediobanca Banca di Credito Finanziario SpA (Italy)	1,637	15,142
Mitsubishi UFJ Financial Group, Inc. (Japan)	44,800	253,787
Mizuho Financial Group, Inc. (Japan)	63,900	107,639
Oversea-Chinese Banking Corp. Ltd. (Singapore)	8,300	70,697
People’s United Financial, Inc.(a)	16,500	298,485
PNC Financial Services Group, Inc. (The)	25,033	3,381,958
Raiffeisen Bank International AG (Austria)	519	15,902
Regions Financial Corp.	58,903	1,047,295
Resona Holdings, Inc. (Japan)	58,400	311,259

SEE NOTES TO FINANCIAL STATEMENTS.

A1

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Sumitomo Mitsui Financial Group, Inc. (Japan)	3,600	$140,422
SunTrust Banks, Inc.	24,800	1,637,296
SVB Financial Group*	2,900	837,404
Swedbank AB (Sweden) (Class A Stock)	2,402	51,178
U.S. Bancorp	83,185	4,160,914
UniCredit SpA (Italy)	5,426	89,933
United Overseas Bank Ltd. (Singapore)	3,500	68,595
Wells Fargo & Co.	233,864	12,965,420
Zions Bancorporation(a)	10,550	555,879

		79,356,714

Beverages — 0.9%
Asahi Group Holdings Ltd. (Japan)	900	46,159
Brown-Forman Corp. (Class B Stock)(a)	14,275	699,618
Coca-Cola Amatil Ltd. (Australia)	1,978	13,453
Coca-Cola Co. (The)	204,301	8,960,642
Coca-Cola European Partners PLC (United Kingdom)	7,800	316,992
Constellation Brands, Inc. (Class A Stock)	9,000	1,969,830
Diageo PLC (United Kingdom)	6,440	231,362
Heineken Holding NV (Netherlands)	303	28,978
Kirin Holdings Co. Ltd. (Japan)	6,900	184,954
Molson Coors Brewing Co. (Class B Stock)	9,700	659,988
Monster Beverage Corp.*	21,900	1,254,870
PepsiCo, Inc.	75,607	8,231,334

		22,598,180

Biotechnology — 1.2%
AbbVie, Inc.	80,900	7,495,385
Alexion Pharmaceuticals, Inc.*	11,900	1,477,385
Amgen, Inc.	35,537	6,559,775
Biogen, Inc.*	11,260	3,268,102
Celgene Corp.*	37,700	2,994,134
CSL Ltd. (Australia)	1,654	235,435
Gilead Sciences, Inc.	69,400	4,916,296
Incyte Corp.*	9,700	649,900
Regeneron Pharmaceuticals, Inc.*	4,140	1,428,259
Vertex Pharmaceuticals, Inc.*	13,600	2,311,456

		31,336,127

Building Products — 0.1%
A.O. Smith Corp.	7,800	461,370
AGC, Inc. (Japan)	6,300	245,045
Allegion PLC	5,133	397,089
Fortune Brands Home & Security, Inc.	7,800	418,782
Johnson Controls International PLC	48,622	1,626,406
Masco Corp.	15,800	591,236

		3,739,928

Capital Markets — 1.5%
Affiliated Managers Group, Inc.	3,100	460,877
Ameriprise Financial, Inc.	7,720	1,079,874
ASX Ltd. (Australia)	708	33,749

COMMON STOCKS (continued)	Shares	Value
Capital Markets (continued)
Bank of New York Mellon Corp. (The)	53,958	$2,909,955
BlackRock, Inc.	6,600	3,293,664
Cboe Global Markets, Inc.	5,900	614,013
Charles Schwab Corp. (The)	64,050	3,272,955
CME Group, Inc.	18,200	2,983,344
Daiwa Securities Group, Inc. (Japan)	6,000	34,775
E*TRADE Financial Corp.*	13,820	845,231
Franklin Resources, Inc.	16,700	535,235
Goldman Sachs Group, Inc. (The)	18,800	4,146,716
Intercontinental Exchange, Inc.	30,955	2,276,740
Invesco Ltd.	20,600	547,136
Macquarie Group Ltd. (Australia)	3,976	362,358
Moody’s Corp.	8,850	1,509,456
Morgan Stanley	72,680	3,445,032
MSCI, Inc.	5,000	827,150
Nasdaq, Inc.	6,200	565,874
Nomura Holdings, Inc. (Japan)	9,200	44,519
Northern Trust Corp.	11,200	1,152,368
Partners Group Holding AG (Switzerland)	437	319,467
Quilter PLC (United Kingdom), 144A*	4,346	8,312
Raymond James Financial, Inc.	7,200	643,320
S&P Global, Inc.	13,400	2,732,126
SBI Holdings, Inc. (Japan)	600	15,384
State Street Corp.	19,500	1,815,255
T. Rowe Price Group, Inc.	12,900	1,497,561

		37,972,446

Chemicals — 1.0%
Air Products & Chemicals, Inc.	11,700	1,822,041
Albemarle Corp.(a)	6,100	575,413
Asahi Kasei Corp. (Japan)	4,800	60,871
BASF SE (Germany)	2,451	233,994
CF Industries Holdings, Inc.	12,000	532,800
Covestro AG (Germany), 144A	3,882	345,047
DowDuPont, Inc.	123,841	8,163,599
Eastman Chemical Co.	7,900	789,684
Ecolab, Inc.	13,900	1,950,587
FMC Corp.	7,500	669,075
International Flavors & Fragrances, Inc.	4,500	557,820
Koninklijke DSM NV (Netherlands)	470	47,018
Kuraray Co. Ltd. (Japan)	1,200	16,504
Linde AG (Germany)	482	114,513
LyondellBasell Industries NV (Class A Stock)	17,200	1,889,420
Mitsubishi Chemical Holdings Corp. (Japan)	37,800	315,660
Mitsubishi Gas Chemical Co., Inc. (Japan)	400	9,039
Mitsui Chemicals, Inc. (Japan)	1,200	31,894
Mosaic Co. (The)	15,900	445,995
PPG Industries, Inc.	13,300	1,379,609
Praxair, Inc.	15,400	2,435,510
Sherwin-Williams Co. (The)	4,450	1,813,687
Shin-Etsu Chemical Co. Ltd. (Japan)	1,000	88,868
Sumitomo Chemical Co. Ltd. (Japan)	4,000	22,623

SEE NOTES TO FINANCIAL STATEMENTS.

A2

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Chemicals (continued)
Teijin Ltd. (Japan)	700	$12,822
Tosoh Corp. (Japan)	1,100	17,008

		24,341,101

Commercial Services & Supplies — 0.2%
Babcock International Group PLC (United Kingdom)	940	10,100
Cintas Corp.	4,800	888,336
Republic Services, Inc.	12,365	845,271
Securitas AB (Sweden) (Class B Stock)	1,145	18,776
Stericycle, Inc.*	4,900	319,921
Waste Management, Inc.	21,042	1,711,556

		3,793,960

Communications Equipment — 0.5%
Cisco Systems, Inc.	251,500	10,822,045
F5 Networks, Inc.*	3,500	603,575
Juniper Networks, Inc.	18,400	504,528
Motorola Solutions, Inc.	8,889	1,034,413

		12,964,561

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	685	27,637
CIMIC Group Ltd. (Australia)	357	11,160
Eiffage SA (France)	269	29,225
Fluor Corp.	7,800	380,484
HOCHTIEF AG (Germany)	1,441	259,860
Jacobs Engineering Group, Inc.	6,700	425,383
Quanta Services, Inc.*	6,900	230,460
Shimizu Corp. (Japan)	1,400	14,490
Taisei Corp. (Japan)	3,700	203,757
Vinci SA (France)	1,340	128,628

		1,711,084

Construction Materials — 0.1%
CRH PLC (Ireland)	2,231	78,474
Martin Marietta Materials, Inc.	3,400	759,322
Vulcan Materials Co.	7,100	916,326

		1,754,122

Consumer Finance — 0.3%
American Express Co.	38,100	3,733,800
Capital One Financial Corp.	25,961	2,385,816
Discover Financial Services	18,640	1,312,443
Synchrony Financial	37,672	1,257,491

		8,689,550

Containers & Packaging — 0.2%
Avery Dennison Corp.	4,900	500,290
Ball Corp.	18,600	661,230
International Paper Co.	22,573	1,175,602
Packaging Corp. of America	5,100	570,129
Sealed Air Corp.	8,000	339,600
WestRock Co.	13,444	766,577

		4,013,428

COMMON STOCKS (continued)	Shares	Value
Distributors — 0.1%
Genuine Parts Co.	7,800	$715,962
LKQ Corp.*	16,600	529,540

		1,245,502

Diversified Consumer Services — 0.0%
H&R Block, Inc.	10,500	239,190

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc. (Class B Stock)*	102,740	19,176,421
Jefferies Financial Group, Inc.	14,400	327,456
Kinnevik AB (Sweden) (Class B Stock)	860	29,306
ORIX Corp. (Japan)	17,500	275,837

		19,809,020

Diversified Telecommunication Services — 1.0%
AT&T, Inc.	387,236	12,434,148
CenturyLink, Inc.	49,679	926,017
Deutsche Telekom AG (Germany)*	8,774	135,597
Elisa OYJ (Finland)	511	23,607
HKT Trust & HKT Ltd. (Hong Kong) (Class SS Stock)	13,000	16,583
Nippon Telegraph & Telephone Corp. (Japan)	7,800	354,338
Orange SA (France)	5,256	87,734
Spark New Zealand Ltd. (New Zealand)	6,667	16,826
Telecom Italia SpA (Italy)*	42,538	31,516
Telecom Italia SpA (Italy), RSP	22,010	14,324
Verizon Communications, Inc.	220,376	11,087,116

		25,127,806

Electric Utilities — 0.9%
Alliant Energy Corp.	12,400	524,768
American Electric Power Co., Inc.	26,260	1,818,505
CK Infrastructure Holdings Ltd. (Hong Kong)	2,000	14,805
CLP Holdings Ltd. (Hong Kong)	5,000	53,857
Duke Energy Corp.	37,361	2,954,508
Edison International	17,700	1,119,879
Endesa SA (Spain)	1,155	25,400
Enel SpA (Italy)	26,613	147,468
Entergy Corp.(a)	9,600	775,584
Evergy, Inc.	13,900	780,485
Eversource Energy	17,100	1,002,231
Exelon Corp.	51,213	2,181,674
FirstEnergy Corp.	24,206	869,237
Iberdrola SA (Spain)	15,506	119,579
Kansai Electric Power Co., Inc. (The) (Japan)	2,700	39,377
Kyushu Electric Power Co., Inc. (Japan)	1,500	16,748
NextEra Energy, Inc.	25,200	4,209,156
Orsted A/S (Denmark), 144A	5,340	322,649
PG&E Corp.	26,900	1,144,864
Pinnacle West Capital Corp.	5,900	475,304
PPL Corp.	37,300	1,064,915
Southern Co. (The)	53,900	2,496,109

SEE NOTES TO FINANCIAL STATEMENTS.

A3

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Electric Utilities (continued)
SSE PLC (United Kingdom)	11,577	$206,656
Xcel Energy, Inc.	26,510	1,210,977

		23,574,735

Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)	4,107	89,590
AMETEK, Inc.	12,200	880,352
Eaton Corp. PLC	23,337	1,744,207
Emerson Electric Co.	33,600	2,323,104
Fuji Electric Co. Ltd. (Japan)	2,000	15,192
Rockwell Automation, Inc.	6,700	1,113,741
Schneider Electric SE (France)	3,348	278,443

		6,444,629

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	16,100	1,403,115
Corning, Inc.	44,200	1,215,942
FLIR Systems, Inc.	7,100	368,987
Hamamatsu Photonics KK (Japan)	500	21,464
Hitachi Ltd. (Japan)	52,000	366,339
IPG Photonics Corp.*	2,100	463,323
Keyence Corp. (Japan)	300	169,204
Shimadzu Corp. (Japan)	800	24,137
TE Connectivity Ltd.	18,700	1,684,122
Venture Corp. Ltd. (Singapore)	1,000	13,065

		5,729,698

Energy Equipment & Services — 0.4%
Baker Hughes a GE Co.	21,198	700,170
Halliburton Co.	46,700	2,104,302
Helmerich & Payne, Inc.(a)	6,200	395,312
National Oilwell Varco, Inc.	19,100	828,940
Schlumberger Ltd.	73,924	4,955,126
TechnipFMC PLC (United Kingdom)	22,700	720,498

		9,704,348

Equity Real Estate Investment Trusts (REITs) — 1.4%
Alexandria Real Estate Equities, Inc.(a)	5,600	706,552
American Tower Corp.	23,600	3,402,412
Apartment Investment & Management Co. (Class A Stock)	8,233	348,256
AvalonBay Communities, Inc.	7,375	1,267,689
Boston Properties, Inc.	8,300	1,040,986
Crown Castle International Corp.	22,100	2,382,822
Dexus (Australia)	3,736	26,853
Digital Realty Trust, Inc.	11,300	1,260,854
Duke Realty Corp.	18,800	545,764
Equinix, Inc.	4,254	1,828,752
Equity Residential	19,900	1,267,431
Essex Property Trust, Inc.	3,750	896,512
Extra Space Storage, Inc.	7,000	698,670
Federal Realty Investment Trust	4,100	518,855
GGP, Inc.	33,100	676,233
Goodman Group (Australia)	14,411	102,734
HCP, Inc.	23,400	604,188
Host Hotels & Resorts, Inc.	39,182	825,565
Iron Mountain, Inc.	14,702	514,717
Kimco Realty Corp.	21,800	370,382

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Klepierre SA (France)	4,094	$153,825
Land Securities Group PLC (United Kingdom)	24,704	311,229
Link REIT (Hong Kong)	6,000	54,716
Macerich Co. (The)	5,500	312,565
Mid-America Apartment Communities, Inc.	6,000	604,020
Mirvac Group (Australia)	13,628	21,873
Nippon Building Fund, Inc. (Japan)	3	17,305
Prologis, Inc.	28,477	1,870,654
Public Storage	8,000	1,814,880
Realty Income Corp.	15,500	833,745
Regency Centers Corp.	8,000	496,640
SBA Communications Corp.*(a)	6,200	1,023,744
Simon Property Group, Inc.	16,593	2,823,963
SL Green Realty Corp.	4,900	492,597
Stockland (Australia)	9,072	26,655
UDR, Inc.	14,500	544,330
Ventas, Inc.	19,018	1,083,075
Vornado Realty Trust	9,225	681,912
Welltower, Inc.	19,800	1,241,262
Weyerhaeuser Co.	39,718	1,448,118

		35,143,335

Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	23,400	4,890,132
ICA Gruppen AB (Sweden)	295	9,025
Koninklijke Ahold Delhaize NV (Netherlands)	3,237	77,292
Kroger Co. (The)	43,292	1,231,657
Sysco Corp.	25,600	1,748,224
Tesco PLC (United Kingdom)	109,449	370,331
Walgreens Boots Alliance, Inc.	45,500	2,730,682
Walmart, Inc.	77,200	6,612,180
Wesfarmers Ltd. (Australia)	4,162	151,856
WM Morrison Supermarkets PLC (United Kingdom)	41,283	136,936
Woolworths Group Ltd. (Australia)	5,929	133,899

		18,092,214

Food Products — 0.6%
Archer-Daniels-Midland Co.	29,826	1,366,926
Barry Callebaut AG (Switzerland)	9	16,127
Campbell Soup Co.(a)	9,400	381,076
Conagra Brands, Inc.(a)	20,300	725,319
General Mills, Inc.	31,700	1,403,042
Hershey Co. (The)	7,400	688,644
Hormel Foods Corp.(a)	14,600	543,266
J.M. Smucker Co. (The)	6,100	655,628
Kellogg Co.	13,500	943,245
Kraft Heinz Co. (The)	31,917	2,005,026
Marine Harvest ASA (Norway)	13,840	275,179
McCormick & Co., Inc.(a)	6,700	777,803
MEIJI Holdings Co. Ltd. (Japan)	300	25,336
Mondelez International, Inc. (Class A Stock)	78,653	3,224,773
Nestle SA (Switzerland)	8,198	635,352
Tate & Lyle PLC (United Kingdom)	34,361	292,424
Tyson Foods, Inc. (Class A Stock)	15,600	1,074,060

SEE NOTES TO FINANCIAL STATEMENTS.

A4

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Food Products (continued)
WH Group Ltd. (Hong Kong), 144A	23,500	$19,016
Wilmar International Ltd. (Singapore)	96,900	217,291

		15,269,533

Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	93,500	5,702,565
ABIOMED, Inc.*	2,340	957,177
Align Technology, Inc.*	4,000	1,368,560
Baxter International, Inc.	26,300	1,941,992
Becton, Dickinson & Co.	14,310	3,428,104
Boston Scientific Corp.*	73,567	2,405,641
Coloplast A/S (Denmark) (Class B Stock)	312	31,151
ConvaTec Group PLC (United Kingdom), 144A	9,618	26,851
Cooper Cos., Inc. (The)	2,840	668,678
Danaher Corp.	32,800	3,236,704
DENTSPLY SIRONA, Inc.	12,200	533,994
Edwards Lifesciences Corp.*	11,500	1,674,055
Hologic, Inc.*	14,900	592,275
Hoya Corp. (Japan)	1,000	56,729
IDEXX Laboratories, Inc.*	4,800	1,046,112
Intuitive Surgical, Inc.*	6,060	2,899,589
Medtronic PLC	72,290	6,188,747
ResMed, Inc.	7,600	787,208
Smith & Nephew PLC (United Kingdom)	2,271	41,832
Sonova Holding AG (Switzerland)	145	25,938
Straumann Holding AG (Switzerland)	38	28,819
Stryker Corp.	17,200	2,904,392
Terumo Corp. (Japan)	800	45,798
Varian Medical Systems, Inc.*	5,000	568,600
Zimmer Biomet Holdings, Inc.	10,900	1,214,696

		38,376,207

Health Care Providers & Services — 1.6%
Aetna, Inc.	17,469	3,205,561
Alfresa Holdings Corp. (Japan)	500	11,741
AmerisourceBergen Corp.	8,900	758,903
Anthem, Inc.	13,700	3,261,011
Cardinal Health, Inc.	16,150	788,605
Centene Corp.*	11,100	1,367,631
Cigna Corp.	13,000	2,209,350
CVS Health Corp.	54,248	3,490,859
DaVita, Inc.*	7,200	499,968
Envision Healthcare Corp.*	6,500	286,065
Express Scripts Holding Co.*	29,949	2,312,362
Fresenius Medical Care AG & Co. KGaA (Germany)	564	56,790
Fresenius SE & Co. KGaA (Germany)	1,079	86,390
HCA Healthcare, Inc.	14,900	1,528,740
Henry Schein, Inc.*	8,400	610,176
Humana, Inc.	7,350	2,187,580
Laboratory Corp. of America Holdings*	5,600	1,005,368
McKesson Corp.	10,830	1,444,722
Medipal Holdings Corp. (Japan)	11,400	228,995
Quest Diagnostics, Inc.(a)	7,400	813,556
Ryman Healthcare Ltd. (New Zealand)	1,468	11,891
Sonic Healthcare Ltd. (Australia)	1,455	26,394

COMMON STOCKS (continued)	Shares	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	51,300	$12,585,942
Universal Health Services, Inc. (Class B Stock)	4,700	523,768

		39,302,368

Health Care Technology — 0.0%
Cerner Corp.*	17,300	1,034,367

Hotels, Restaurants & Leisure — 0.8%
Accor SA (France)	502	24,586
Aristocrat Leisure Ltd. (Australia)	1,444	32,977
Carnival Corp.	21,700	1,243,627
Chipotle Mexican Grill, Inc.*	1,400	603,918
Crown Resorts Ltd. (Australia)	1,375	13,719
Darden Restaurants, Inc.	6,950	744,067
Flight Centre Travel Group Ltd. (Australia)	5,620	264,556
Galaxy Entertainment Group Ltd. (Hong Kong)	6,000	46,251
Genting Singapore Ltd. (Singapore)	250,800	224,570
GVC Holdings PLC (United Kingdom)	2,026	28,015
Hilton Worldwide Holdings, Inc.	14,800	1,171,568
Marriott International, Inc. (Class A Stock)	15,828	2,003,825
McDonald’s Corp.	41,900	6,565,311
McDonald’s Holdings Co. Japan Ltd. (Japan)	200	10,199
Melco Resorts & Entertainment Ltd. (Hong Kong), ADR	900	25,200
MGM Resorts International	25,800	748,974
Norwegian Cruise Line Holdings Ltd.*	11,300	533,925
Paddy Power Betfair PLC (Ireland)	288	31,932
Royal Caribbean Cruises Ltd.	9,000	932,400
Sands China Ltd. (Macau)	6,400	34,121
Starbucks Corp.	73,600	3,595,360
TUI AG (Germany)	1,169	25,568
Wynn Macau Ltd. (Macau)	6,000	19,228
Wynn Resorts Ltd.	4,700	786,498
Yum! Brands, Inc.	17,300	1,353,206

		21,063,601

Household Durables — 0.2%
Berkeley Group Holdings PLC (United Kingdom)	6,015	299,625
D.R. Horton, Inc.	18,700	766,700
Garmin Ltd.	6,000	366,000
Leggett & Platt, Inc.(a)	7,400	330,336
Lennar Corp. (Class A Stock)	13,600	714,000
Mohawk Industries, Inc.*	3,640	779,943
Newell Brands, Inc.	23,514	606,426
Persimmon PLC (United Kingdom)	6,624	220,643
PulteGroup, Inc.	12,922	371,508
Sony Corp. (Japan)	3,300	169,007
Taylor Wimpey PLC (United Kingdom)	11,606	27,321
Whirlpool Corp.(a)	3,426	500,984

		5,152,493

Household Products — 0.7%
Church & Dwight Co., Inc.	12,600	669,816

SEE NOTES TO FINANCIAL STATEMENTS.

A5

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Household Products (continued)
Clorox Co. (The)	6,900	$933,225
Colgate-Palmolive Co.	46,500	3,013,665
Essity AB (Sweden) (Class B Stock)	2,232	54,911
Henkel AG & Co. KGaA (Germany)	272	30,201
Kimberly-Clark Corp.	18,700	1,969,858
Procter & Gamble Co. (The)	134,125	10,469,797
Reckitt Benckiser Group PLC (United Kingdom)	1,759	144,528
Unicharm Corp. (Japan)	1,100	33,070

		17,319,071

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp.	34,000	455,940
Electric Power Development Co. Ltd. (Japan)	500	12,905
NRG Energy, Inc.	16,200	497,340

		966,185

Industrial Conglomerates — 0.8%
3M Co.	31,700	6,236,024
CK Hutchison Holdings Ltd. (Hong Kong)	7,416	78,506
General Electric Co.	463,230	6,304,560
Honeywell International, Inc.	39,912	5,749,324
Jardine Matheson Holdings Ltd. (Hong Kong)	5,100	321,810
Jardine Strategic Holdings Ltd. (Hong Kong)	600	21,888
Keihan Holdings Co. Ltd. (Japan)	400	14,342
Keppel Corp. Ltd. (Singapore)	5,400	28,248
NWS Holdings Ltd. (Hong Kong)	6,000	10,354
Roper Technologies, Inc.	5,500	1,517,505
Siemens AG (Germany)	258	33,993

		20,316,554

Insurance — 1.2%
Aegon NV (Netherlands)	51,542	307,738
Aflac, Inc.	41,300	1,776,726
Ageas (Belgium)	681	34,284
AIA Group Ltd. (Hong Kong)	15,400	134,156
Allianz SE (Germany)	1,168	240,672
Allstate Corp. (The)	18,800	1,715,876
American International Group, Inc.	47,839	2,536,424
Aon PLC	13,100	1,796,927
Arthur J. Gallagher & Co.	9,100	594,048
Assurant, Inc.	3,000	310,470
Aviva PLC (United Kingdom)	25,553	169,546
AXA SA (France)	16,617	406,016
Brighthouse Financial, Inc.*	5,254	210,528
Chubb Ltd.	24,886	3,161,020
Cincinnati Financial Corp.	8,437	564,098
CNP Assurances (France)	3,294	74,838
Dai-ichi Life Holdings, Inc. (Japan)	3,900	69,411
Direct Line Insurance Group PLC (United Kingdom)	1,523	6,873
Everest Re Group Ltd.	2,200	507,056
Hartford Financial Services Group, Inc. (The)	18,900	966,357

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
Insurance Australia Group Ltd. (Australia)	6,061	$38,237
Legal & General Group PLC (United Kingdom)	96,470	337,436
Lincoln National Corp.	12,118	754,345
Loews Corp.	13,675	660,229
Marsh & McLennan Cos., Inc.	27,100	2,221,387
MetLife, Inc.	54,200	2,363,120
NN Group NV (Netherlands)	808	32,770
Old Mutual Ltd. (United Kingdom)*	13,038	25,776
Poste Italiane SpA (Italy), 144A	1,928	16,092
Principal Financial Group, Inc.	14,200	751,890
Progressive Corp. (The)	31,100	1,839,565
Sompo Holdings, Inc. (Japan)	1,200	48,420
Swiss Life Holding AG (Switzerland)*	315	109,227
Tokio Marine Holdings, Inc. (Japan)	2,500	116,958
Torchmark Corp.	5,625	457,931
Travelers Cos., Inc. (The)	14,435	1,765,978
Unum Group	11,310	418,357
Willis Towers Watson PLC	7,040	1,067,264
XL Group Ltd. (Bermuda)	13,200	738,540
Zurich Insurance Group AG (Switzerland)	399	117,996

		29,464,582

Internet & Direct Marketing Retail — 2.1%
Amazon.com, Inc.*	21,590	36,698,682
Booking Holdings, Inc.*	2,660	5,392,059
Expedia Group, Inc.(a)	6,450	775,226
Netflix, Inc.*	23,250	9,100,747
Start Today Co. Ltd. (Japan)	500	18,090
TripAdvisor, Inc.*(a)	6,150	342,617

		52,327,421

Internet Software & Services — 2.6%
Akamai Technologies, Inc.*	9,400	688,362
Alphabet, Inc. (Class A Stock)*	16,000	18,067,040
Alphabet, Inc. (Class C Stock)*	16,293	18,177,285
eBay, Inc.*	49,300	1,787,618
Facebook, Inc. (Class A Stock)*	127,920	24,857,414
Kakaku.com, Inc. (Japan)	500	11,259
REA Group Ltd. (Australia)	194	13,020
Twitter, Inc.*	34,100	1,489,147
VeriSign, Inc.*	5,300	728,326

		65,819,471

IT Services — 2.2%
Accenture PLC (Class A Stock)	34,500	5,643,855
Alliance Data Systems Corp.	2,540	592,328
Amadeus IT Group SA (Spain)	1,167	91,764
Automatic Data Processing, Inc.	23,500	3,152,290
Broadridge Financial Solutions, Inc.	5,000	575,500
Capgemini SE (France)	425	56,954
Cognizant Technology Solutions Corp. (Class A Stock)	31,300	2,472,387
Computershare Ltd. (Australia)	1,667	22,709
DXC Technology Co.	15,128	1,219,468

SEE NOTES TO FINANCIAL STATEMENTS.

A6

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
IT Services (continued)
Fidelity National Information Services, Inc.	17,700	$1,876,731
Fiserv, Inc.*	21,900	1,622,571
FleetCor Technologies, Inc.*	2,700	568,755
Gartner, Inc.*(a)	4,900	651,210
Global Payments, Inc.	8,400	936,516
International Business Machines Corp.	45,600	6,370,320
Mastercard, Inc. (Class A Stock)	48,900	9,609,828
Obic Co. Ltd. (Japan)	200	16,524
Paychex, Inc.	17,100	1,168,785
PayPal Holdings, Inc.*	59,600	4,962,892
Total System Services, Inc.	9,096	768,794
Visa, Inc. (Class A Stock)(a)	95,300	12,622,485
Western Union Co. (The)	24,210	492,189
Wirecard AG (Germany)	927	148,339

		55,643,194

Leisure Products — 0.0%
Hasbro, Inc.	6,300	581,553
Mattel, Inc.(a)	16,051	263,557
Sankyo Co. Ltd. (Japan)	300	11,732

		856,842

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	17,514	1,083,066
Illumina, Inc.*	7,900	2,206,391
IQVIA Holdings, Inc.*	8,000	798,560
Mettler-Toledo International, Inc.*	1,350	781,150
PerkinElmer, Inc.(a)	5,900	432,057
QIAGEN NV*	770	27,912
Thermo Fisher Scientific, Inc.	21,480	4,449,367
Waters Corp.*	4,300	832,437

		10,610,940

Machinery — 0.8%
Alfa Laval AB (Sweden)	497	11,733
Atlas Copco AB (Sweden) (Class A Stock)	5,928	171,678
Atlas Copco AB (Sweden) (Class B Stock)	1,040	27,094
Caterpillar, Inc.	31,900	4,327,873
CNH Industrial NV (United Kingdom)	2,689	28,405
Cummins, Inc.	8,300	1,103,900
Daifuku Co. Ltd. (Japan)	300	13,108
Deere & Co.	17,280	2,415,744
Dover Corp.	8,400	614,880
Flowserve Corp.(a)	7,200	290,880
Fortive Corp.	16,350	1,260,748
Hitachi Construction Machinery Co. Ltd. (Japan)	400	12,968
Illinois Tool Works, Inc.	16,300	2,258,202
Ingersoll-Rand PLC	13,200	1,184,436
JTEKT Corp. (Japan)	800	10,859
Komatsu Ltd. (Japan)	2,400	68,325
Minebea Mitsumi, Inc. (Japan)	1,400	23,592
NSK Ltd. (Japan)	1,400	14,410
PACCAR, Inc.	18,443	1,142,728
Parker-Hannifin Corp.	7,265	1,132,250

COMMON STOCKS (continued)	Shares	Value
Machinery (continued)
Pentair PLC (United Kingdom)	8,877	$373,544
Sandvik AB (Sweden)	19,578	345,767
Schindler Holding AG (Switzerland)	71	14,915
SKF AB (Sweden) (Class B Stock)	1,367	25,306
Snap-on, Inc.(a)	3,100	498,232
Stanley Black & Decker, Inc.	8,297	1,101,925
THK Co. Ltd. (Japan)	1,600	45,683
Volvo AB (Sweden) (Class B Stock)	21,985	349,410
Xylem, Inc.	9,700	653,586
Yangzijiang Shipbuilding Holdings Ltd. (China)	6,200	4,104

		19,526,285

Marine — 0.0%
A.P. Moller-Maersk A/S (Denmark) (Class A Stock)	14	16,545

Media — 1.1%
CBS Corp. (Class B Stock)	18,034	1,013,871
Charter Communications, Inc. (Class A Stock)*(a)	9,880	2,896,915
Comcast Corp. (Class A Stock)	244,880	8,034,513
CyberAgent, Inc. (Japan)	400	23,989
Discovery, Inc. (Class A Stock)*(a)	6,600	181,500
Discovery, Inc. (Class C Stock)*	16,600	423,300
DISH Network Corp. (Class A Stock)*	11,100	373,071
Hakuhodo DY Holdings, Inc. (Japan)	900	14,431
I-CABLE Communications Ltd. (Hong Kong)*	3,831	60
Interpublic Group of Cos., Inc. (The)	18,831	441,399
News Corp. (Class A Stock)	20,175	312,712
News Corp. (Class B Stock)	4,800	76,080
Omnicom Group, Inc.(a)	12,500	953,375
Pearson PLC (United Kingdom)	4,981	58,007
Publicis Groupe SA (France)	217	14,891
RTL Group SA (Luxembourg)	138	9,352
Twenty-First Century Fox, Inc. (Class A Stock)	56,200	2,792,578
Twenty-First Century Fox, Inc. (Class B Stock)	23,100	1,138,137
Viacom, Inc. (Class B Stock)	18,634	562,001
Walt Disney Co. (The)	79,300	8,311,433

		27,631,615

Metals & Mining — 0.2%
Anglo American PLC (South Africa)	15,779	350,308
ArcelorMittal (Luxembourg)	10,807	315,303
BHP Billiton Ltd. (Australia)	8,220	205,681
BHP Billiton PLC (Australia)	5,524	123,972
BlueScope Steel Ltd. (Australia)	1,995	25,461
Boliden AB (Sweden)	986	31,822
Freeport-McMoRan, Inc.	71,288	1,230,431
Glencore PLC (Switzerland)*	30,333	144,015
Kobe Steel Ltd. (Japan)	1,200	10,966
Newmont Mining Corp.	28,800	1,086,048
Nippon Steel & Sumitomo Metal Corp. (Japan)	2,000	39,214
Nucor Corp.	17,300	1,081,250
Rio Tinto Ltd. (Australia)	1,077	66,543

SEE NOTES TO FINANCIAL STATEMENTS.

A7

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Metals & Mining (continued)
Rio Tinto PLC (Australia)	3,149	$173,568
South32 Ltd. (Australia)	18,712	49,967
voestalpine AG (Austria)	432	19,865

		4,954,414

Multiline Retail — 0.3%
Dollar General Corp.	13,500	1,331,100
Dollar Tree, Inc.*	12,965	1,102,025
Kohl’s Corp.(a)	9,100	663,390
Macy’s, Inc.	16,174	605,393
Next PLC (United Kingdom)	1,370	109,050
Nordstrom, Inc.	6,100	315,858
Ryohin Keikaku Co. Ltd. (Japan)	100	35,132
Target Corp.	28,500	2,169,420

		6,331,368

Multi-Utilities — 0.5%
AGL Energy Ltd. (Australia)	19,355	322,044
Ameren Corp.	13,000	791,050
CenterPoint Energy, Inc.	21,700	601,307
CMS Energy Corp.	14,800	699,744
Consolidated Edison, Inc.	16,600	1,294,468
Dominion Energy, Inc.(a)	34,832	2,374,846
DTE Energy Co.	9,600	994,848
NiSource, Inc.	17,300	454,644
Public Service Enterprise Group, Inc.	27,300	1,478,022
RWE AG (Germany)	4,015	91,239
SCANA Corp.	7,000	269,640
Sempra Energy	13,719	1,592,913
WEC Energy Group, Inc.(a)	17,113	1,106,355

		12,071,120

Oil, Gas & Consumable Fuels — 2.8%
Aker BP ASA (Norway)	288	10,594
Anadarko Petroleum Corp.	27,454	2,011,005
Andeavor	7,400	970,732
Apache Corp.	20,514	959,029
BP PLC (United Kingdom)	21,775	165,675
Cabot Oil & Gas Corp.	23,500	559,300
Chevron Corp.	101,922	12,885,998
Cimarex Energy Co.	5,200	529,048
Concho Resources, Inc.*(a)	8,000	1,106,800
ConocoPhillips	62,377	4,342,687
Devon Energy Corp.	28,400	1,248,464
Eni SpA (Italy)	6,774	125,599
EOG Resources, Inc.	30,900	3,844,887
EQT Corp.	13,100	722,858
Equinor ASA (Norway)	3,104	82,078
Exxon Mobil Corp.	225,799	18,680,351
Hess Corp.	14,000	936,460
HollyFrontier Corp.	7,800	533,754
Idemitsu Kosan Co. Ltd. (Japan)	500	17,781
JXTG Holdings, Inc. (Japan)	50,400	349,664
Kinder Morgan, Inc.	100,098	1,768,732
Lundin Petroleum AB (Sweden)	684	21,710
Marathon Oil Corp.	43,382	904,949
Marathon Petroleum Corp.	24,682	1,731,689
Neste OYJ (Finland)	4,067	318,198

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Newfield Exploration Co.*	9,800	$296,450
Noble Energy, Inc.	25,800	910,224
Occidental Petroleum Corp.	40,900	3,422,512
Oil Search Ltd. (Australia)	3,603	23,672
OMV AG (Austria)	545	30,824
ONEOK, Inc.	21,900	1,529,277
Phillips 66	22,438	2,520,012
Pioneer Natural Resources Co.	9,050	1,712,622
Repsol SA (Spain)	18,633	363,700
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	12,065	417,556
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	5,928	212,299
TOTAL SA (France)	2,591	157,341
Valero Energy Corp.	23,000	2,549,090
Williams Cos., Inc. (The)	43,200	1,171,152

		70,144,773

Paper & Forest Products — 0.0%
Mondi PLC (United Kingdom)	970	26,169
Stora Enso OYJ (Finland) (Class R Stock)	1,476	28,755
UPM-Kymmene OYJ (Finland)	1,439	51,236

		106,160

Personal Products — 0.1%
Coty, Inc. (Class A Stock)(a)	24,000	338,400
Estee Lauder Cos., Inc. (The) (Class A Stock)	11,900	1,698,011
Pola Orbis Holdings, Inc. (Japan)	2,700	118,653
Shiseido Co. Ltd. (Japan)	1,000	79,356
Unilever NV (United Kingdom), CVA	1,393	77,614
Unilever PLC (United Kingdom)	3,211	177,377

		2,489,411

Pharmaceuticals — 2.2%
Allergan PLC	18,075	3,013,464
Astellas Pharma, Inc. (Japan)	7,500	114,139
Bayer AG (Germany)	4,900	538,136
Bristol-Myers Squibb Co.	87,170	4,823,988
Eli Lilly & Co.	51,000	4,351,830
GlaxoSmithKline PLC (United Kingdom)	1,635	32,963
H. Lundbeck A/S (Denmark)	4,059	284,481
Johnson & Johnson	143,078	17,361,084
Merck & Co., Inc.	143,533	8,712,453
Mylan NV*	26,700	964,938
Nektar Therapeutics*(a)	9,000	439,470
Novartis AG (Switzerland)	4,027	305,049
Perrigo Co. PLC	6,700	488,497
Pfizer, Inc.	311,970	11,318,272
Recordati SpA (Italy)	385	15,256
Roche Holding AG (Switzerland)	3,151	699,075
Sanofi (France)	6,590	528,911
Shionogi & Co. Ltd. (Japan)	6,200	318,146
Takeda Pharmaceutical Co. Ltd. (Japan)	1,800	75,723

SEE NOTES TO FINANCIAL STATEMENTS.

A8

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals (continued)
UCB SA (Belgium)	458	$35,903
Zoetis, Inc.	25,800	2,197,902

		56,619,680

Professional Services — 0.2%
Equifax, Inc.	6,400	800,704
IHS Markit Ltd.*	18,800	969,892
Intertek Group PLC (United Kingdom)	423	31,805
Nielsen Holdings PLC(a)	17,000	525,810
Randstad NV (Netherlands)	4,562	267,768
Robert Half International, Inc.	6,600	429,660
SGS SA (Switzerland)	20	53,144
Verisk Analytics, Inc.*	8,200	882,648

		3,961,431

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	16,200	773,388
CK Asset Holdings Ltd. (Hong Kong)	11,500	91,037
Daiwa House Industry Co. Ltd. (Japan)	2,100	71,446
Henderson Land Development Co. Ltd. (Hong Kong)	4,840	25,523
Hysan Development Co. Ltd. (Hong Kong)	2,000	11,163
Kerry Properties Ltd. (Hong Kong)	53,500	255,673
Mitsubishi Estate Co. Ltd. (Japan)	3,000	52,371
Sumitomo Realty & Development Co. Ltd. (Japan)	1,000	36,825
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	2,000	21,140
Swire Properties Ltd. (Hong Kong)	4,400	16,227
Swiss Prime Site AG (Switzerland)*	187	17,181
Vonovia SE (Germany)	1,273	60,505
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	4,000	28,403
Wheelock & Co. Ltd. (Hong Kong)	3,000	20,848

		1,481,730

Road & Rail — 0.5%
Central Japan Railway Co. (Japan)	400	82,812
ComfortDelGro Corp. Ltd. (Singapore)	8,000	13,768
CSX Corp.	46,700	2,978,526
DSV A/S (Denmark)	498	40,090
Hankyu Hanshin Holdings, Inc. (Japan)	600	24,101
J.B. Hunt Transport Services, Inc.	4,800	583,440
Kansas City Southern	5,700	603,972
Kyushu Railway Co. (Japan)	600	18,345
MTR Corp. Ltd. (Hong Kong)	4,000	22,095
Norfolk Southern Corp.	15,100	2,278,137
Union Pacific Corp.	41,400	5,865,552

		12,510,838

Semiconductors & Semiconductor Equipment — 2.0%
Advanced Micro Devices, Inc.*(a)	42,700	640,073
Analog Devices, Inc.	19,758	1,895,187
Applied Materials, Inc.	53,800	2,485,022
ASM Pacific Technology Ltd. (Hong Kong)	1,000	12,604
Broadcom, Inc.	21,980	5,333,227

COMMON STOCKS (continued)	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Infineon Technologies AG (Germany)	10,677	$271,210
Intel Corp.	248,500	12,352,935
KLA-Tencor Corp.	8,200	840,746
Lam Research Corp.(a)	8,750	1,512,438
Microchip Technology, Inc.(a)	12,500	1,136,875
Micron Technology, Inc.*	61,900	3,246,036
NVIDIA Corp.	32,450	7,687,405
Qorvo, Inc.*	6,807	545,717
QUALCOMM, Inc.	79,100	4,439,092
Skyworks Solutions, Inc.	9,900	956,835
STMicroelectronics NV (Switzerland)	1,831	40,654
SUMCO Corp. (Japan)	900	18,076
Texas Instruments, Inc.	52,200	5,755,050
Tokyo Electron Ltd. (Japan)	2,100	360,472
Xilinx, Inc.	13,300	867,958

		50,397,612

Software — 3.0%
Activision Blizzard, Inc.	40,600	3,098,592
Adobe Systems, Inc.*	26,300	6,412,203
ANSYS, Inc.*	4,500	783,810
Autodesk, Inc.*	11,700	1,533,753
CA, Inc.	15,864	565,552
Cadence Design Systems, Inc.*	15,500	671,305
Citrix Systems, Inc.*	7,100	744,364
Dassault Systemes SE (France)	469	65,634
Electronic Arts, Inc.*	16,400	2,312,728
Intuit, Inc.	13,000	2,655,965
Microsoft Corp.	409,800	40,410,378
Nexon Co. Ltd. (Japan)*	1,600	23,215
Nice Ltd. (Israel)	2,766	286,270
Oracle Corp.	158,900	7,001,134
Red Hat, Inc.*	9,700	1,303,389
salesforce.com, Inc.*	37,700	5,142,280
SAP SE (Germany)	276	31,855
Symantec Corp.	32,878	678,931
Synopsys, Inc.*	8,100	693,117
Take-Two Interactive Software, Inc.*	5,900	698,324
Ubisoft Entertainment SA (France)*	296	32,355

		75,145,154

Specialty Retail — 1.2%
Advance Auto Parts, Inc.	3,900	529,230
AutoZone, Inc.*	1,500	1,006,395
Best Buy Co., Inc.	13,125	978,862
CarMax, Inc.*(a)	9,700	706,839
Dufry AG (Switzerland)*	129	16,407
Fast Retailing Co. Ltd. (Japan)	700	320,835
Foot Locker, Inc.	6,400	336,960
Gap, Inc. (The)	11,300	366,007
Home Depot, Inc. (The)	61,550	12,008,405
L Brands, Inc.	12,406	457,533
Lowe’s Cos., Inc.	43,900	4,195,523
O’Reilly Automotive, Inc.*	4,400	1,203,708
Ross Stores, Inc.	20,200	1,711,950
Tiffany & Co.	5,720	752,752
TJX Cos., Inc. (The)	33,500	3,188,530

SEE NOTES TO FINANCIAL STATEMENTS.

A9

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares		Value
Specialty Retail (continued)
Tractor Supply Co.	6,500		$497,185
Ulta Beauty, Inc.*	3,300		770,418

			29,047,539

Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	262,190		48,533,991
Brother Industries Ltd. (Japan)	1,600		31,522
Canon, Inc. (Japan)(a)	2,600		85,258
FUJIFILM Holdings Corp. (Japan)	8,300		323,722
Hewlett Packard Enterprise Co.	81,348		1,188,495
HP, Inc.	87,448		1,984,195
NetApp, Inc.	14,300		1,122,979
Seagate Technology PLC	15,700		886,579
Western Digital Corp.	15,803		1,223,310
Xerox Corp.	10,390		249,360

			55,629,411

Textiles, Apparel & Luxury Goods — 0.4%
adidas AG (Germany)	489		106,464
Hanesbrands, Inc.(a)	18,500		407,370
Hermes International (France)	83		50,701
Hugo Boss AG (Germany)	166	(r)	15,055
Kering SA (France)	278		156,598
LVMH Moet Hennessy Louis Vuitton SE (France)	1,384		459,515
Michael Kors Holdings Ltd.*	8,300		552,780
Moncler SpA (Italy)	659		29,902
NIKE, Inc. (Class B Stock)	68,400		5,450,112
Puma SE (Germany)	11		6,426
PVH Corp.	4,200		628,824
Ralph Lauren Corp.	3,000		377,160
Swatch Group AG (The) (Switzerland)	247		116,925
Swatch Group AG (The) (Switzerland) Reg.	200		17,269
Tapestry, Inc.	15,000		700,650
Under Armour, Inc. (Class A Stock)*(a)	9,600		215,808
Under Armour, Inc. (Class C Stock)*(a)	9,474		199,712
VF Corp.	17,500		1,426,600

			10,917,871

Tobacco — 0.5%
Altria Group, Inc.	101,000		5,735,790
British American Tobacco PLC (United Kingdom)	1,423		71,681
Imperial Brands PLC (United Kingdom)	3,545		131,655
Japan Tobacco, Inc. (Japan)(a)	2,800		78,250
Philip Morris International, Inc.	82,900		6,693,346
Swedish Match AB (Sweden)	671		33,162

			12,743,884

Trading Companies & Distributors — 0.1%
Ashtead Group PLC (United Kingdom)	1,328		39,547
Fastenal Co.(a)	15,500		746,015
Ferguson PLC (Switzerland)	621		50,244
ITOCHU Corp. (Japan)	8,600		155,538
Marubeni Corp. (Japan)	25,800		196,425
Mitsubishi Corp. (Japan)	10,000		277,291
Mitsui & Co. Ltd. (Japan)	6,700		111,570

COMMON STOCKS (continued)	Shares	Value
Trading Companies & Distributors (continued)
Sumitomo Corp. (Japan)	3,000	$49,199
Toyota Tsusho Corp. (Japan)	700	23,392
United Rentals, Inc.*	4,600	679,052
W.W. Grainger, Inc.	2,900	894,360

		3,222,633

Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	1,738	314,660
Atlantia SpA (Italy)	1,302	38,386
Auckland International Airport Ltd. (New Zealand)	3,482	15,976
Kamigumi Co. Ltd. (Japan)	3,700	76,797
Sydney Airport (Australia)	2,886	15,278

		461,097

Water Utilities — 0.0%
American Water Works Co., Inc.	9,700	828,186
Severn Trent PLC (United Kingdom)	864	22,528

		850,714

Wireless Telecommunication Services — 0.0%
KDDI Corp. (Japan)	7,500	205,087
NTT DOCOMO, Inc. (Japan)	5,000	127,412
Vodafone Group PLC (United Kingdom)	177,116	429,026

		761,525

TOTAL COMMON STOCKS (cost $416,868,756)		1,263,509,957

EXCHANGE TRADED FUNDS — 0.2%
iShares Core S&P 500 ETF(a)	22,300	6,089,015
iShares MSCI EAFE ETF	5,159	345,498

TOTAL EXCHANGE TRADED FUNDS (cost $5,952,210)		6,434,513

PREFERRED STOCKS — 0.1%
Auto Components — 0.0%
Schaeffler AG (Germany) (PRFC)	1,725	22,389

Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	212	16,864
Porsche Automobil Holding SE (Germany) (PRFC)	411	26,097
Volkswagen AG (Germany) (PRFC)	501	82,770

		125,731

Banks — 0.1%
Citigroup Capital XIII 8.729%, (Capital Security, fixed to floating preferred)	20,000	542,000
State Street Corp. 5.350%, (Capital Security, fixed to floating preferred)	30,000	783,600

		1,325,600

SEE NOTES TO FINANCIAL STATEMENTS.

A10

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

PREFERRED STOCKS (continued)	Shares	Value
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	467	$59,589

TOTAL PREFERRED STOCKS (cost $1,445,244)		1,533,309

	Units
RIGHTS* — 0.0%
Banks
Intesa Sanpaolo SpA (Italy), expiring 07/20/18	155,699	—

(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 6.0%
Automobiles — 1.8%
AmeriCredit Automobile Receivables Trust,
Series 2016-04, Class C
2.410%	07/08/22	800	787,125
Series 2017-03, Class C
2.690%	06/18/23	750	737,645
Series 2017-04, Class C
2.600%	09/18/23	1,500	1,472,988
Series 2018-01, Class C
3.500%	01/18/24	1,200	1,205,340
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-01A, Class A, 144A
1.920%	09/20/19	738	736,791
Series 2015-01A, Class A, 144A
2.500%	07/20/21	2,800	2,758,450
Series 2015-02A, Class A, 144A
2.630%	12/20/21	3,200	3,160,380
Series 2018-01A, Class A, 144A
3.700%	09/20/24	1,300	1,305,782
Drive Auto Receivables Trust,
Series 2018-01, Class B
2.880%	02/15/22	1,300	1,296,537
Enterprise Fleet Financing LLC,
Series 2017-01, Class A2, 144A
2.130%	07/20/22	1,943	1,931,790
Ford Credit Auto Owner Trust,
Series 2017-01, Class A, 144A
2.620%	08/15/28	4,400	4,308,867
Series 2017-02, Class A, 144A
2.360%	03/15/29	4,200	4,050,943
Ford Credit Floorplan Master Owner Trust A,
Series 2017-03, Class A
2.480%	09/15/24	3,300	3,214,852
Series 2018-02, Class A
3.170%	03/15/25	9,700	9,671,879
Hertz Vehicle Financing II LP,
Series 2016-01A, Class A, 144A
2.320%	03/25/20	2,400	2,389,654
OneMain Direct Auto Receivables Trust,
Series 2016-01A, Class A, 144A
2.040%	01/15/21	4	3,522

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Automobiles (continued)
Series 2017-01A, Class A, 144A
2.160%	10/15/20	3,760	$3,745,615
Series 2017-02A, Class B, 144A
2.550%	11/14/23	2,300	2,269,669
Series 2017-02A, Class C, 144A
2.820%	07/14/24	600	590,735
Santander Drive Auto Receivables Trust,
Series 2018-01, Class C
2.960%	03/15/24	900	891,165
Series 2018-02, Class C
3.350%	07/17/23	30	30,007

			46,559,736

Collateralized Loan Obligations — 1.7%
Apidos CLO Ltd. (Cayman Islands),
Series 2014-17A, Class A1R, 144A, 3 Month LIBOR + 1.310%
3.663%(c)	04/17/26	420	420,239
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280%
3.628%(c)	07/15/29	500	501,435
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R, 144A, 3 Month LIBOR + 1.340%
3.695%(c)	07/18/30	1,000	1,004,362
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250%
3.598%(c)	07/15/29	1,000	1,002,597
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820%
2.524%(c)	01/17/28	1,000	997,845
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250%
3.598%(c)	04/15/29	2,500	2,505,845
Elevation CLO Ltd. (Cayman Islands),
Series 2015-04A, Class A, 144A, 3 Month LIBOR + 1.550%
3.905%(c)	04/18/27	1,000	1,005,224
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-29A, Class A, 144A, 3 Month LIBOR + 0.790%
3.120%(c)	11/15/26	1,000	995,526
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010%
3.035%(c)	04/15/31	1,000	999,942
Highbridge Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000%
3.363%(c)	02/05/31	250	250,267
ICG US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%
3.642%(c)	10/23/29	1,250	1,250,443
Jackson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.830%
2.897%(c)	04/15/27	1,250	1,250,461
KVK CLO Ltd. (Cayman Islands),
Series 2014-03A, Class AR, 144A, 3 Month LIBOR + 1.200%
3.548%(c)	10/15/26	2,500	2,499,578
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120%
2.681%(c)	04/21/31	3,500	3,500,000

SEE NOTES TO FINANCIAL STATEMENTS.

A11

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Mill Creek CLO Ltd. (Cayman Islands),
Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.750%
4.109%(c)	04/20/28	1,250	$1,250,000
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120%
3.169%(c)	07/15/31	2,500	2,500,000
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080%
3.433%(c)	04/17/31	3,000	2,993,225
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%
3.609%(c)	10/30/30	750	750,681
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.300%
3.631%(c)	05/21/29	2,000	2,003,034
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.220%
3.053%(c)	11/14/29	500	501,587
Sound Point CLO Ltd. (Cayman Islands),
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 0.880%
3.239%(c)	07/20/27	1,000	998,426
Telos CLO (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300%
3.653%(c)	07/17/26	2,500	2,501,029
TIAA CLO Ltd. (Cayman Islands),
Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.700%
4.059%(c)	07/20/28	1,750	1,750,000
TICP CLO Ltd. (Cayman Islands),
Series 2017-07A, Class AS, 144A, 3 Month LIBOR + 1.230%
3.578%(c)	07/15/29	1,000	1,002,070
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-05A, Class A, 144A, 3 Month LIBOR + 1.700%
4.060%(c)	10/25/28	2,500	2,500,000
Series 2017-06A, Class A, 144A, 3 Month LIBOR + 1.320%
3.680%(c)	07/25/29	1,000	1,003,928
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210%
3.570%(c)	01/25/31	1,750	1,755,161
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%
3.228%(c)	07/15/27	1,000	999,243
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.320%
3.679%(c)	04/20/29	1,500	1,504,761
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370%
3.718%(c)	07/15/29	1,250	1,254,752

			43,451,661

Consumer Loans — 0.3%
OneMain Financial Issuance Trust,
Series 2015-02A, Class A, 144A
2.570%	07/18/25	474	474,207
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800%
2.857%(c)	09/14/32	2,300	2,306,754
SpringCastle America Funding LLC,
Series 2016-AA, Class A, 144A
3.050%	04/25/29	1,517	1,511,049

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Consumer Loans (continued)
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	2,934	$2,933,104

			7,225,114

Credit Cards — 0.3%
American Express Credit Account Master Trust,
Series 2017-05, Class A, 1 Month LIBOR + 0.380%
2.453%(c)	02/18/25	500	502,533
Citibank Credit Card Issuance Trust,
Series 2017-A05, Class A5, 1 Month LIBOR + 0.620%
2.704%(c)	04/22/26	2,700	2,735,585
Discover Card Execution Note Trust,
Series 2017-A04, Class A4
2.530%	10/15/26	2,800	2,704,829
Series 2017-A05, Class A5, 1 Month LIBOR + 0.600%
2.673%(c)	12/15/26	1,900	1,919,517

			7,862,464

Equipment — 0.3%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A
2.410%	08/16/24	2,500	2,439,783
Series 2017-B, Class A4, 144A
2.410%	11/15/24	1,300	1,266,846
Series 2017-B, Class A5, 144A
2.720%	06/15/40	2,100	2,026,523
Series 2018-A, Class A4, 144A
3.390%	01/10/25	1,200	1,199,827
Series 2018-A, Class A5, 144A
3.610%	03/10/42	500	499,909

			7,432,888

Home Equity Loans — 0.2%
CDC Mortgage Capital Trust,
Series 2002-HE03, Class M1, 1 Month LIBOR + 1.650%
3.741%(c)	03/25/33	128	128,610
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.200%
3.291%(c)	05/25/33	78	77,105
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-HE01, Class M1, 1 Month LIBOR + 0.900%
2.991%(c)	07/25/32	135	135,862
Series 2002-NC04, Class M1, 1 Month LIBOR + 1.275%
3.366%(c)	09/25/32	1,973	1,961,914
New Residential Mortgage Trust,
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57	1,575	1,587,318

			3,890,809

Other — 0.0%
Sierra Timeshare Receivables Funding LLC,
Series 2013-03A, Class A, 144A
2.200%	10/20/30	587	586,143

SEE NOTES TO FINANCIAL STATEMENTS.

A12

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Other (continued)
SVO VOI Mortgage LLC,
Series 2012-AA, Class A, 144A
2.000%	09/20/29	310	$304,791

			890,934

Residential Mortgage-Backed Securities — 0.7%
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%
5.132%(c)	12/26/46	2,988	3,055,827
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB06, Class A3
3.763%	07/25/35	286	285,419
CWABS, Inc.,
Series 2004-01, Class M1, 1 Month LIBOR + 0.750%
2.841%(c)	03/25/34	1,098	1,103,670
Equity One Mortgage Pass-Through Trust,
Series 2004-03, Class M1
4.617%	07/25/34	282	277,823
Fremont Home Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.855%
2.946%(c)	07/25/34	506	511,690
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795%
2.886%(c)	06/25/34	267	264,627
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61	2,413	2,363,774
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57	1,540	1,502,740
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600%
2.691%(c)	02/25/57	3,650	3,653,012
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57	3,406	3,319,636
VOLT LVII LLC,
Series 2017-NPL04, Class A1, 144A
3.375%	04/25/47	223	222,331
VOLT LX LLC,
Series 2017-NPL07, Class A1, 144A
3.250%	06/25/47	315	313,594

			16,874,143

Student Loans — 0.7%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A
2.680%	09/25/42	2,589	2,533,715
Series 2018-AGS, Class A1, 144A
3.210%	02/25/44	1,734	1,726,553
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A
2.810%	11/25/42	1,500	1,464,944
Series 2018-B, Class A2FX, 144A
3.540%	05/25/43	2,200	2,210,460
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A
3.190%	02/18/42	3,300	3,265,010

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Student Loans (continued)
SoFi Professional Loan Program Trust,
Series 2018-B, Class A1FX, 144A
2.640%	08/25/47	2,059	$2,050,965
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47	3,200	3,197,725

			16,449,372

TOTAL ASSET-BACKED SECURITIES (cost $151,238,243)			150,637,121

BANK LOAN — 0.0%
Technology
Dell International LLC, Replacement Term A-3 Loan, 1 Month LIBOR + 1.500%,
3.600%(c)	12/31/18	337	336,489

(cost $334,579)
COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.2%
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A
3.172%	05/15/49	3,100	2,961,702
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	3,600	3,614,176
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A3
3.014%	05/10/58	2,500	2,380,293
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class A3
2.815%	04/10/46	888	868,787
Series 2014-GC21, Class A4
3.575%	05/10/47	1,982	1,991,673
Series 2016-C01, Class A3
2.944%	05/10/49	2,700	2,583,083
Series 2017-P07, Class A3
3.442%	04/14/50	4,000	3,929,623
Commercial Mortgage Trust,
Series 2012-CR05, Class A3
2.540%	12/10/45	1,000	970,935
Series 2013-CR07, Class A3
2.929%	03/10/46	1,055	1,038,066
Series 2014-CR15, Class A2
2.928%	02/10/47	1,786	1,786,799
Series 2014-CR18, Class A4
3.550%	07/15/47	2,100	2,104,114
Series 2014-LC17, Class A4
3.648%	10/10/47	5,000	5,028,413
Series 2014-UBS03, Class A2
2.844%	06/10/47	1,700	1,699,463
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	2,500	2,485,396
Series 2017-C08, Class A3
3.127%	06/15/50	3,800	3,619,311
Fannie Mae-Aces,
Series 2015-M08, Class AB2
2.829%(cc)	01/25/25	4,028	3,940,582

SEE NOTES TO FINANCIAL STATEMENTS.

A13

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-M17, Class A2
3.036%(cc)	11/25/25	3,000	$2,938,285
Series 2016-M07, Class AB2
2.385%	09/25/26	1,800	1,669,573
Series 2017-M01, Class A2
2.498%(cc)	10/25/26	1,600	1,490,290
Series 2017-M04, Class A2
2.683%(cc)	12/25/26	8,600	8,092,072
Series 2017-M08, Class A2
3.061%(cc)	05/25/27	5,900	5,725,345
Series 2018-M04, Class A2
3.144%(cc)	03/25/28	3,075	2,974,632
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.553%(cc)	05/25/22	19,570	879,598
Series K021, Class X1, IO
1.590%(cc)	06/25/22	5,419	257,977
Series K055, Class X1, IO
1.501%(cc)	03/25/26	4,631	400,034
Series K064, Class AM
3.327%(cc)	03/25/27	4,200	4,163,069
Series K068, Class AM
3.315%	08/25/27	4,100	4,038,579
Series K069, Class A2
3.187%(cc)	09/25/27	3,500	3,428,253
Series K069, Class AM
3.248%(cc)	09/25/27	750	736,435
Series K070, Class A2
3.303%(cc)	11/25/27	5,200	5,140,022
Series K070, Class AM
3.364%(cc)	12/25/27	1,100	1,089,792
Series K072, Class A2
3.444%	12/25/27	1,400	1,400,377
Series K074, Class A2
3.600%	01/25/28	8,550	8,659,093
Series K075, Class AM
3.650%(cc)	02/25/28	2,550	2,580,538
Series K076, Class A2
3.900%	04/25/28	6,200	6,416,497
Series K076, Class AM
3.900%	04/25/28	1,825	1,881,503
Series K077, Class A2
3.850%(cc)	05/25/28	3,470	3,584,409
Series K077, Class AM
3.850%(cc)	05/25/28	690	708,859
Series K710, Class X1, IO
1.859%(cc)	05/25/19	15,025	151,318
Series K711, Class X1, IO
1.800%(cc)	07/25/19	16,030	166,572
Series KS03, Class A4
3.161%(cc)	05/25/25	1,900	1,884,169
Series W5FX, Class AFX
3.214%(cc)	04/25/28	1,630	1,600,097
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4
3.136%	02/10/48	3,000	2,924,203

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-GC34, Class A3
3.244%	10/10/48	4,800	$4,690,476
Series 2016-GS03, Class A3
2.592%	10/10/49	4,200	3,888,221
Series 2016-GS04, Class A3
3.178%	11/10/49	4,000	3,855,453
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	1,100	1,092,368
Series 2015-C27, Class A3A1
2.920%	02/15/48	5,000	4,824,321
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A3
3.109%	07/15/50	5,581	5,453,753
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	2,500	2,369,128
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A3
3.139%	06/15/45	283	282,710
Series 2012-LC09, Class A4
2.611%	12/15/47	1,500	1,475,390
Series 2013-C10, Class A4
2.875%	12/15/47	1,306	1,289,225
Series 2013-C16, Class A2
3.070%	12/15/46	597	596,708
Series 2013-LC11, Class A4
2.694%	04/15/46	794	773,152
LB-UBS Commercial Mortgage Trust,
Series 2007-C06, Class AM
6.114%(cc)	07/15/40	148	147,682
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C08, Class A3
2.863%	12/15/48	1,080	1,058,012
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3
3.540%	12/15/48	5,000	4,968,149
Series 2016-UB11, Class A3
2.531%	08/15/49	6,300	5,804,800
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	2,500	2,463,462
Series 2017-C05, Class A4
3.212%	11/15/50	5,000	4,786,213
Series 2018-C09, Class A3
3.854%	03/15/51	1,800	1,806,604
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A4
2.792%	12/10/45	1,400	1,372,178
Series 2013-C05, Class A3
2.920%	03/10/46	3,050	2,995,735
Series 2013-C06, Class A3
2.971%	04/10/46	1,498	1,472,859
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class XB, IO
1.482%(cc)	08/15/49	9,000	828,049

SEE NOTES TO FINANCIAL STATEMENTS.

A14

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2016-NXS06, Class A3
2.642%	11/15/49	4,500	$4,178,573
Series 2017-C38, Class A4
3.190%	07/15/50	3,300	3,169,983

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $187,428,126)			181,627,211

CORPORATE BONDS — 10.6%
Aerospace & Defense — 0.1%
General Dynamics Corp.,
Gtd. Notes
3.000%	05/11/21	1,790	1,784,249

Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A
3.222%	08/15/24	2,685	2,543,322
Bunge Ltd. Finance Corp.,
Gtd. Notes
8.500%	06/15/19	690	724,770
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
8.125%	06/23/19	290	303,978

			3,572,070

Airlines — 0.2%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	2,249	2,168,874
Continental Airlines 2001-1 Class A-1 Pass-Through Trust,
Pass-Through Certificates
6.703%	12/15/22	16	17,669
Continental Airlines 2009-2 Class A Pass-Through Trust,
Pass-Through Certificates
7.250%	05/10/21	442	463,054
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	07/12/22	424	432,200
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	313	314,120
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	233	254,085
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20	218	219,832
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20	464	471,210
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20	1,300	1,291,438

			5,632,482

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Auto Manufacturers — 0.5%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%
2.749%(c)	04/12/21	355	$356,200
Gtd. Notes, 144A
3.100%	04/12/21	480	477,005
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.100%	05/04/20	875	873,222
3.350%	05/04/21	1,455	1,449,349
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	1,090	942,101
5.291%	12/08/46	950	880,395
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21	515	510,382
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43	1,065	1,103,665
6.600%	04/01/36	585	633,162
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%
3.187%(c)	04/09/21	820	824,265
Gtd. Notes
3.550%	04/09/21	620	617,990
3.950%	04/13/24	1,700	1,663,631
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, MTN
2.850%	01/15/21	2,300	2,264,007

			12,595,374

Auto Parts & Equipment — 0.1%
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
3.625%	06/15/24	1,690	1,685,908

Banks — 3.4%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
3.459%(c)	04/12/23	400	399,509
Sr. Unsec’d. Notes
3.848%	04/12/23	800	782,394
Bank of America Corp.,
Jr. Sub. Notes, Series DD
6.300%	12/31/49	275	290,469
Jr. Sub. Notes, Series K, 3 Month LIBOR + 3.630%
5.989%(c)	12/31/49	672	674,855
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	1,520	1,497,702
Sr. Unsec’d. Notes, MTN
3.499%	05/17/22	2,275	2,274,219
3.824%	01/20/28	615	599,899
4.000%	04/01/24	745	751,527
Sub. Notes, MTN
4.000%	01/22/25	1,700	1,678,159
4.450%	03/03/26	4,790	4,801,098

SEE NOTES TO FINANCIAL STATEMENTS.

A15

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
Bank of America NA,
Sub. Notes
6.000%	10/15/36	805	$949,578
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, Series D, MTN, 3 Month LIBOR + 0.460%
2.802%(c)	04/13/21	400	400,744
Sr. Unsec’d. Notes, Series D, MTN
3.100%	04/13/21	570	567,723
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	610	571,346
3.684%	01/10/23	320	311,187
4.375%	01/12/26	1,205	1,170,374
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.500%	05/12/20	1,625	1,601,955
3.450%	04/30/21	3,215	3,207,584
Citibank NA,
Sr. Unsec’d. Notes
3.050%	05/01/20	3,480	3,478,731
Citigroup, Inc.,
Jr. Sub. Notes, Series Q
5.950%	12/31/49	1,590	1,637,700
Jr. Sub. Notes, Series R
6.125%	12/31/49	945	986,344
Jr. Sub. Notes, Series T
6.250%	12/31/49	640	664,000
Sr. Unsec’d. Notes
3.200%	10/21/26	670	623,053
3.700%	01/12/26	1,610	1,560,493
3.887%	01/10/28	560	542,380
8.125%	07/15/39	365	513,418
Sub. Notes
4.450%	09/29/27	1,485	1,460,694
4.750%	05/18/46	440	418,407
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
4.282%	01/09/28	980	953,291
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21	1,240	1,199,367
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26	595	581,600
Sub. Notes
7.000%	04/15/20	485	512,176
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M
5.375%	12/31/49	1,800	1,831,500
Jr. Sub. Notes, Series O
5.300%	12/31/49	560	547,400
Sr. Unsec’d. Notes
3.750%	02/25/26	1,165	1,128,767
3.814%	04/23/29	440	418,501
3.850%	01/26/27	2,625	2,520,860
4.223%	05/01/29	335	329,945
5.750%	01/24/22	3,265	3,494,087

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
Sub. Notes
6.750%	10/01/37	1,100	$1,305,526
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
2.926%(c)	05/18/21	1,530	1,532,229
Sr. Unsec’d. Notes
4.875%	01/14/22	1,230	1,282,343
5.100%	04/05/21	920	961,678
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
5.829%(c)	12/31/49	2,000	2,015,000
Jr. Sub. Notes, Series X
6.100%	12/31/49	1,175	1,213,305
Sr. Unsec’d. Notes
3.782%	02/01/28	270	263,427
3.964%	11/15/48	2,240	2,014,070
4.005%	04/23/29	1,360	1,341,865
4.250%	10/15/20	1,660	1,697,014
Sub. Notes
3.875%	09/10/24	3,525	3,492,310
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes
3.086%	04/26/21	3,000	2,992,969
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
3.300%	05/07/21	1,400	1,397,516
Gtd. Notes, 144A, MTN
5.800%	01/13/20	1,770	1,836,991
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes
2.900%	02/06/25	2,385	2,288,295
Morgan Stanley,
Jr. Sub. Notes, Series H
5.450%	12/31/49	640	648,403
Sr. Unsec’d. Notes
4.375%	01/22/47	1,170	1,117,312
Sr. Unsec’d. Notes, GMTN
3.125%	01/23/23	625	609,834
3.772%	01/24/29	1,295	1,247,510
Sr. Unsec’d. Notes, MTN
3.591%	07/22/28	1,030	978,960
3.971%	07/22/38	440	407,694
6.375%	07/24/42	205	249,009
Sub. Notes, GMTN
4.350%	09/08/26	3,050	3,008,375
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, 144A, MTN
1.875%	09/17/18	1,590	1,587,934
PNC Bank NA,
Sr. Unsec’d. Notes
1.950%	03/04/19	455	452,502
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%
2.749%(c)	04/30/21	1,620	1,619,452
Sr. Unsec’d. Notes, GMTN
3.200%	04/30/21	360	359,845

			85,854,404

SEE NOTES TO FINANCIAL STATEMENTS.

A16

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		2,005	$2,032,162
Maple Escrow Subsidiary, Inc.,
Gtd. Notes, 144A
3.551%	05/25/21		830	830,733

				2,862,895

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.663%	06/15/51		617	610,085
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
5.650%	12/01/41		110	129,000

				739,085

Building Materials — 0.0%
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24		1,135	1,120,812

Chemicals — 0.3%
Celanese US Holdings LLC,
Gtd. Notes
5.875%	06/15/21		1,160	1,225,863
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44		445	392,712
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
3.500%	07/19/22		2,675	2,582,953
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
5.250%	11/15/41		5	5,259
9.400%	05/15/39		30	46,051
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
4.625%	02/26/55		885	818,164
5.000%	04/15/19		201	202,987
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.450%	11/15/33	(a)	265	267,920
5.625%	11/15/43		295	297,158
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.500%	06/01/25		500	586,528

				6,425,595

Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46		875	788,988
7.000%	10/15/37		390	487,383

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Commercial Services (continued)
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28		735	$680,573
5.875%	09/15/26		400	404,000

				2,360,944

Computers — 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes
3.200%	05/13/25		2,400	2,345,843
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
3.480%	06/01/19		825	827,077
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
2.850%	10/05/18		215	215,312
Sr. Unsec’d. Notes, 144A
2.100%	10/04/19		150	148,112
Seagate HDD Cayman,
Gtd. Notes
3.750%	11/15/18		455	456,156

				3,992,500

Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.750%	05/15/19		600	603,577
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24		1,300	1,287,864
Discover Financial Services,
Sr. Unsec’d. Notes
3.850%	11/21/22		900	896,144
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43		465	482,138
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes
5.250%	02/06/12	(d)	1,850	56,425
6.875%	05/02/18	(d)	700	21,700
Private Export Funding Corp.,
Sr. Unsec’d. Notes, 144A
2.650%	02/16/21		1,775	1,765,898
U.S. Gov’t. Gtd. Notes
1.875%	07/15/18		55	54,999
2.450%	07/15/24		285	276,324
3.250%	06/15/25		255	257,234
Synchrony Financial,
Sr. Unsec’d. Notes
2.700%	02/03/20		2,175	2,152,067

				7,854,370

Electric — 1.2%
Avista Corp.,
First Mortgage
4.350%	06/01/48		845	850,057

SEE NOTES TO FINANCIAL STATEMENTS.

A17

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (continued)
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36	530	$673,198
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36	332	409,454
Black Hills Corp.,
Sr. Unsec’d. Notes
2.500%	01/11/19	950	947,733
CenterPoint Energy Houston Electric LLC,
General Ref. Mtge.
6.950%	03/15/33	300	391,664
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
5.500%	12/01/39	145	170,700
Dominion Energy, Inc.,
Jr. Sub. Notes
4.104%	04/01/21	2,470	2,504,457
DTE Electric Co.,
General Ref. Mortgage
4.050%	05/15/48	1,075	1,067,542
Duke Energy Carolinas LLC,
First Mortgage
6.050%	04/15/38	530	658,149
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	845	960,040
Eversource Energy,
Sr. Unsec’d. Notes
4.500%	11/15/19	605	616,069
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	2,397	2,369,268
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.200%	10/01/19	400	409,398
6.250%	10/01/39	1,375	1,455,597
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	265	296,597
Florida Power & Light Co.,
First Mortgage
5.950%	10/01/33	380	458,397
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	140	165,479
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.850%	05/15/28	2,105	2,110,422
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A
9.375%	01/28/20	1,000	1,084,890
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	575	552,953
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	1,560	1,596,457

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (continued)
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
4.881%	08/15/19		545	$555,226
Northern States Power Co.,
First Mortgage
3.600%	09/15/47		1,035	954,110
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47		980	895,999
5.000%	03/15/44		495	514,688
PSEG Power LLC,
Gtd. Notes
3.000%	06/15/21	(a)	1,260	1,245,931
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.700%	05/01/28		850	852,124
Sec’d. Notes, MTN
3.000%	05/15/27		675	638,949
Sr. Sec’d. Notes, MTN
5.800%	05/01/37		515	637,075
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48		1,010	1,012,911
Southern California Edison Co.,
First Ref. Mtge.
4.000%	04/01/47		350	326,852
First Ref. Mtge., Series C
3.600%	02/01/45		690	600,780
State Grid Overseas Investment 2014 Ltd. (China),
Gtd. Notes, 144A
2.750%	05/07/19		500	498,385
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41		480	512,254

				28,993,805

Electronics — 0.0%
FLIR Systems, Inc.,
Sr. Unsec’d. Notes
3.125%	06/15/21		650	642,877

Entertainment — 0.0%
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.875%	11/01/20		400	404,500

Food — 0.1%
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26		1,510	1,359,791
4.375%	06/01/46		360	311,437
Kroger Co. (The),
Sr. Unsec’d. Notes
4.450%	02/01/47	(a)	240	218,286
4.650%	01/15/48	(a)	590	557,118

				2,446,632

SEE NOTES TO FINANCIAL STATEMENTS.

A18

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Forest Products & Paper — 0.1%
Georgia-Pacific LLC,
Gtd. Notes, 144A
5.400%	11/01/20		275	$288,076
International Paper Co.,
Sr. Unsec’d. Notes
6.000%	11/15/41		1,270	1,402,227

				1,690,303

Gas — 0.1%
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.800%	11/01/43		45	46,152
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27		2,355	2,251,873

				2,298,025

Healthcare – Products — 0.1%
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24		372	363,166
Medtronic, Inc.,
Gtd. Notes
4.375%	03/15/35		997	1,031,096

				1,394,262

Healthcare – Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36		480	592,398
Anthem, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42		330	319,881
4.650%	01/15/43		260	251,458
Centene Corp.,
Sr. Unsec’d. Notes
5.625%	02/15/21		750	765,844
Fresenius Medical Care U.S. Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20		435	439,372
HCA, Inc.,
Sr. Sec’d. Notes
4.500%	02/15/27	(a)	700	658,875
5.250%	04/15/25		350	350,000
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47		670	678,472
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22		160	158,277
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.024%	08/01/45		340	340,089

				4,554,666

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Home Builders — 0.0%
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.250%	04/15/21		1,000	$1,000,000

Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/26	(a)	2,010	1,941,771

Insurance — 0.3%
AXIS Specialty Finance LLC,
Gtd. Notes
5.875%	06/01/20		990	1,033,165
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	04/15/22		635	670,125
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
6.500%	05/01/42		215	262,478
7.000%	03/15/34		910	1,116,637
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		701	833,860
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43		165	168,946
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39		650	862,009
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40		100	124,344
Ohio National Financial Services, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/30/20		640	671,932
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		105	105,632
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47		1,430	1,367,555
6.850%	12/16/39		122	161,532
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20		315	329,377
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
6.150%	08/15/19		575	592,639

				8,300,231

Lodging — 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/19		490	490,058
3.250%	09/15/22		805	792,774

				1,282,832

SEE NOTES TO FINANCIAL STATEMENTS.

A19

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Machinery – Diversified — 0.0%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	1,060	$1,108,826

Media — 0.4%
21st Century Fox America, Inc.,
Gtd. Notes
6.150%	03/01/37	250	293,229
6.900%	08/15/39	35	44,562
7.625%	11/30/28	1,265	1,570,759
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24	1,225	1,206,625
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	05/01/25	720	696,600
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
6.384%	10/23/35	630	658,354
6.484%	10/23/45	1,000	1,054,035
Comcast Cable Holdings LLC,
Gtd. Notes
9.875%	06/15/22	1,440	1,724,096
Discovery Communications LLC,
Gtd. Notes
5.000%	09/20/37	260	250,341
5.200%	09/20/47	340	329,781
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	270	251,198
Viacom, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/44	340	319,323
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22	850	861,688
Warner Media LLC,
Gtd. Notes
3.800%	02/15/27	585	552,459

			9,813,050

Mining — 0.0%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.250%	10/19/75	315	329,273
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45	400	425,652
6.750%	04/16/40	300	344,752

			1,099,677

Miscellaneous Manufacturing — 0.0%
Actuant Corp.,
Gtd. Notes
5.625%	06/15/22	1,040	1,053,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.000%	05/10/19	485	$481,078
2.125%	09/27/21	1,195	1,149,996
2.750%	01/06/23	385	372,476
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22	855	824,935
4.375%	02/11/20	800	818,271

			3,646,756

Oil & Gas — 0.7%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.677%(s)	10/10/36	1,000	423,193
4.850%	03/15/21	800	823,285
6.450%	09/15/36	1,040	1,201,882
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	850	832,149
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47	150	151,220
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.000%	06/15/45	85	86,469
5.600%	07/15/41	225	242,702
Encana Corp. (Canada),
Sr. Unsec’d. Notes
3.900%	11/15/21	100	100,803
6.500%	02/01/38	240	281,900
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35	830	805,246
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22	255	256,785
6.510%	03/07/22	440	466,620
Helmerich & Payne International Drilling Co.,
Gtd. Notes
4.650%	03/15/25	1,555	1,605,556
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
3.875%	04/19/22	400	393,200
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44	925	924,412
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.750%	02/01/29	610	536,269
6.250%	03/17/24	515	510,622
Gtd. Notes, 144A
5.299%	01/27/25	535	494,340
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.375%	03/13/22	330	338,415
5.500%	01/21/21	1,295	1,333,190

SEE NOTES TO FINANCIAL STATEMENTS.

A20

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
6.500%	06/02/41	955	$898,082
8.625%	12/01/23	350	396,293
Gtd. Notes, MTN
6.750%	09/21/47	1,590	1,499,211
6.875%	08/04/26	1,000	1,051,000
Sinopec Group Overseas Development 2015 Ltd. (China),
Gtd. Notes, 144A
2.500%	04/28/20	1,000	985,348

			16,638,192

Oil & Gas Services — 0.1%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.000%	12/21/20	559	555,648
4.000%	12/21/25	2,170	2,162,755
Schlumberger Investment SA,
Gtd. Notes, 144A
3.300%	09/14/21	100	100,060

			2,818,463

Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
4.375%	12/15/20	465	468,487
WestRock RKT Co.,
Gtd. Notes
4.900%	03/01/22	675	703,114

			1,171,601

Pharmaceuticals — 0.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	950	920,083
4.500%	05/14/35	1,595	1,552,371
Allergan Funding SCS,
Gtd. Notes
3.800%	03/15/25	380	368,997
4.550%	03/15/35	1,770	1,674,692
4.850%	06/15/44	30	28,977
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%
2.965%(c)	06/25/21	805	806,131
Gtd. Notes, 144A
3.500%	06/25/21	350	350,696
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38	230	226,221
5.050%	03/25/48	535	544,467
5.125%	07/20/45	440	445,843
5.300%	12/05/43	170	177,642
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.400%	09/23/21	2,570	2,460,426

			9,556,546

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pipelines — 0.3%
DCP Midstream Operating LP,
Gtd. Notes, 144A
5.350%	03/15/20		473	$481,869
Energy Transfer Partners LP,
Gtd. Notes
4.650%	06/01/21		610	624,640
4.950%	06/15/28		795	792,531
Enterprise Products Operating LLC,
Gtd. Notes
3.700%	02/15/26		215	210,083
3.750%	02/15/25		1,055	1,044,708
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25		1,140	1,114,569
4.875%	06/01/25		2,275	2,339,088
5.200%	03/01/47		25	24,841
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36		130	151,475
ONEOK, Inc.,
Gtd. Notes
4.950%	07/13/47		640	623,129
Williams Partners LP,
Sr. Unsec’d. Notes
4.850%	03/01/48		230	219,125
4.900%	01/15/45		1,100	1,050,831

				8,676,889

Real Estate Investment Trusts (REITs) — 0.0%
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	03/15/22		190	189,352

Retail — 0.3%
Dollar Tree, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
3.055%(c)	04/17/20		795	796,625
Sr. Unsec’d. Notes
4.000%	05/15/25		3,395	3,317,943
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22		1,000	1,015,000
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
6.500%	03/15/29		116	139,558
Macy’s Retail Holdings, Inc.,
Gtd. Notes
3.875%	01/15/22	(a)	300	297,891
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	(a)	1,020	940,950

				6,507,967

Savings & Loans — 0.0%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22		1,195	1,191,960

SEE NOTES TO FINANCIAL STATEMENTS.

A21

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	1,555	$1,470,800

Software — 0.1%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.625%	10/15/20	915	920,770
Microsoft Corp.,
Sr. Unsec’d. Notes
4.000%	02/12/55	360	357,155
Oracle Corp.,
Sr. Unsec’d. Notes
4.300%	07/08/34	700	713,556

			1,991,481

Telecommunications — 0.3%
AT&T Corp.,
Gtd. Notes
8.250%	11/15/31	10	12,826
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25	3,130	2,935,124
4.500%	05/15/35	225	208,112
4.500%	03/09/48	12	10,345
4.550%	03/09/49	4	3,459
5.350%	09/01/40	113	110,283
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%(cc)	12/15/30	350	500,041
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20	600	622,500
9.000%	11/15/18	800	816,000
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	1,138	1,124,703
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.500%	08/10/33	865	837,650

			7,181,043

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28	735	892,692
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	690	828,285
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25	120	131,579

			1,852,556

TOTAL CORPORATE BONDS (cost $269,756,063)			267,398,751

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS — 0.7%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Revenue Bonds, BABs
4.263%	09/15/32	180	$185,171

California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49	1,305	1,812,749
California Educational Facilities Authority,
Revenue Bonds, Series U-7, BABs
5.000%	06/01/46	550	725,708
State of California,
GO, BABs
7.300%	10/01/39	1,250	1,771,000
7.500%	04/01/34	350	491,572
7.550%	04/01/39	245	361,287
7.625%	03/01/40	205	302,342

			5,464,658

Colorado — 0.0%
Regional Transportation District,
Revenue Bonds, Series 2010-B, BABs
5.844%	11/01/50	565	740,449

Illinois — 0.2%
Chicago O’Hare International Airport,
Revenue Bonds, BABs
6.395%	01/01/40	970	1,284,106
State of Illinois,
GO, Series D, BABs
5.000%	11/01/22	2,305	2,436,938

			3,721,044

New Jersey — 0.1%
New Jersey Turnpike Authority,
Revenue Bonds, Series F, BABs
7.414%	01/01/40	1,000	1,454,330

New York — 0.1%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds, BABs
5.767%	08/01/36	1,100	1,307,350

Ohio — 0.0%
Ohio State University (The),
Revenue Bonds, Series C, BABs
4.910%	06/01/40	415	475,615
Ohio Water Development Authority Water Pollution Control Loan Fund,
Revenue Bonds, BABs
4.879%	12/01/34	275	302,192

			777,807

Oregon — 0.0%
State of Oregon Department of Transportation,
Revenue Bonds, Series A, BABs
5.834%	11/15/34	425	523,711

SEE NOTES TO FINANCIAL STATEMENTS.

A22

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (continued)
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, Series B, BABs
5.511%	12/01/45	505	$621,125

Texas — 0.1%
University of Texas System (The),
Revenue Bonds, Series F, Rfdg.
5.000%	08/15/47	1,100	1,411,619

Virginia — 0.0%
University of Virginia,
Revenue Bonds, Taxable, Series C
4.179%	09/01/2117	355	354,223

TOTAL MUNICIPAL BONDS (cost $13,863,330)			16,561,487

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.1%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/19	75	74,820
Banc of America Funding Trust,
Series 2015-R04, Class 4A1, 144A
3.500%(cc)	01/25/30	822	815,796
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
3.704%(cc)	02/25/35	159	158,541
Series 2005-B, Class 2A1
3.901%(cc)	03/25/35	174	169,507
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700%
3.791%(c)	10/25/27	536	538,647
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600%
3.691%(c)	04/25/28	233	233,658
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
3.885%(cc)	02/25/37	317	319,485
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000%
3.982%(c)	12/25/57	1,414	1,431,957
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%
3.982%(c)	01/25/57	2,882	2,939,842
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	1,325	1,297,892
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	2,641	2,637,013
Fannie Mae Connecticut Avenue Securities,
Series 2016-C02, Class 1M1, 1 Month LIBOR + 2.150%
4.241%(c)	09/25/28	274	275,988
Series 2016-C03, Class 2M1, 1 Month LIBOR + 2.200%
4.291%(c)	10/25/28	288	289,626
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
3.541%(c)	01/25/29	677	682,040
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2016-DNA04, Class M2, 1 Month LIBOR + 1.300%
3.391%(c)	03/25/29	950	960,183
Series 2016-HQA02, Class M2, 1 Month LIBOR + 2.250%
4.341%(c)	11/25/28	743	760,191

Interest Rate	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-DNA01, Class M1, 1 Month LIBOR + 1.200%
3.291%(c)	07/25/29		2,107	$2,123,842
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750%
2.841%(c)	03/25/30		3,567	3,575,769
Holmes Master Issuer PLC (United Kingdom),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 0.360%
2.708%(c)	10/15/54		1,600	1,599,075
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
4.048%(cc)	07/25/35		160	162,675
Lanark Master Issuer PLC (United Kingdom),
Series 2018-01A, Class 1A, 144A, 3 Month LIBOR + 0.420%
2.749%(c)	12/22/69		1,316	1,316,150
Lehman XS Trust,
Series 2006-GP04, Class 1A1, 1 Month LIBOR + 0.205%
2.296%(c)	08/25/46		2,157	2,072,287
LSTAR Securities Investment Ltd. (Cayman Islands),
Series 2017-05, Class A, 144A, 1 Month LIBOR + 2.000%
3.983%(c)	05/01/22		2,036	2,037,292
Series 2017-06, Class A, 144A, 1 Month LIBOR + 1.750%
3.732%(c)	09/01/22		1,059	1,062,557
Series 2017-08, Class A, 144A, 1 Month LIBOR + 1.650%
3.633%(c)	11/01/22		844	847,216
MASTR Alternative Loan Trust,
Series 2004-04, Class 4A1
5.000%	04/25/19		6	5,556
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
3.756%(cc)	02/25/34		217	218,448
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-01, Class 3A
5.000%	03/25/20		46	46,179

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $28,494,769)				28,652,232

SOVEREIGN BONDS — 1.1%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27		2,420	2,252,052
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		220	219,780
4.375%	07/12/21		400	408,200
7.375%	09/18/37		450	560,250
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28	(a)	745	699,589
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.125%	06/29/20		265	273,970
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25		400	378,560
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
6.375%	03/29/21		1,760	1,879,761

SEE NOTES TO FINANCIAL STATEMENTS.

A23

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value
SOVEREIGN BONDS (continued)
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
3.375%	07/30/25		EUR	1,200	$1,506,912
Sr. Unsec’d. Notes, 144A, MTN
2.150%	07/18/24		EUR	1,510	1,775,547
5.875%	01/15/24			750	803,096
Sr. Unsec’d. Notes, EMTN
4.750%	01/08/26			350	354,719
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.500%	07/21/21			600	572,674
2.125%	11/16/20			1,200	1,176,466
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	04/13/21			600	582,811
2.125%	10/25/23			1,000	938,657
2.625%	04/20/22			1,400	1,365,908
Sr. Unsec’d. Notes, EMTN
2.125%	04/13/21			200	194,270
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23			438	439,314
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44			366	339,607
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.750%	03/16/25			490	483,875
4.000%	09/22/24			395	397,963
4.500%	04/16/50			340	327,250
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23			800	799,418
5.103%	04/23/48			885	882,310
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.375%	10/26/21			980	940,996
2.875%	03/04/23			1,285	1,236,047
4.000%	04/17/25			750	746,295
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22			1,200	1,164,126
3.250%	06/01/23			600	599,906
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.000%	06/05/20			1,260	1,289,814
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55			560	543,200
5.100%	06/18/50			490	481,670

TOTAL SOVEREIGN BONDS (cost $27,276,623)					26,615,013

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.9%
Federal Home Loan Bank
5.500%	07/15/36	(k)		850	1,109,168
Federal Home Loan Mortgage Corp.
2.000%	01/01/32			1,080	1,022,835
2.500%	03/01/30			638	621,129

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	TBA	7,500	$7,251,489
3.000%	10/01/28	524	523,752
3.000%	06/01/29	994	991,850
3.000%	01/01/37	277	273,160
3.000%	06/01/42	437	426,542
3.000%	10/01/42	1,022	998,028
3.000%	01/01/43	917	896,026
3.000%	07/01/43	2,420	2,362,378
3.500%	TBA	15,500	15,401,079
3.500%	06/01/42	451	452,346
4.000%	06/01/26	662	681,164
4.000%	09/01/26	232	238,642
4.000%	10/01/39	716	735,734
4.000%	12/01/40	485	498,908
4.000%	10/01/41	534	548,742
4.000%	01/01/42	181	186,199
4.500%	02/01/19	2	2,108
4.500%	07/01/19	40	40,571
4.500%	07/01/20	37	37,180
4.500%	02/01/39	110	115,227
4.500%	09/01/39	182	191,484
4.500%	10/01/39	1,655	1,740,494
4.500%	12/01/39	157	164,613
4.500%	07/01/41	279	292,231
4.500%	07/01/41	1,938	2,034,392
4.500%	08/01/41	134	139,838
4.500%	08/01/41	235	245,238
4.500%	08/01/41	617	648,480
4.500%	10/01/41	257	268,526
5.000%	05/01/34	21	22,558
5.000%	05/01/34	353	374,893
5.000%	10/01/35	9	9,133
5.000%	07/01/37	575	613,441
5.000%	05/01/39	81	85,970
5.500%	12/01/33	48	51,308
5.500%	01/01/34	53	57,825
5.500%	06/01/34	86	92,652
5.500%	07/01/34	240	260,146
5.500%	05/01/37	64	69,760
5.500%	02/01/38	509	550,306
5.500%	05/01/38	56	61,037
5.500%	07/01/38	136	146,873
6.000%	03/01/32	264	292,414
6.000%	12/01/33	54	59,068
6.000%	11/01/36	65	71,386
6.000%	01/01/37	50	54,485
6.000%	05/01/37	31	34,291
6.000%	02/01/38	5	5,855
6.000%	08/01/39	75	82,776
6.750%	03/15/31(k)	550	750,928
7.000%	05/01/31	15	16,615
7.000%	06/01/31	14	14,912
7.000%	08/01/31	153	167,702
7.000%	10/01/31	7	7,253
Federal National Mortgage Assoc.
1.875%	09/24/26	150	136,967
2.000%	08/01/31	982	930,663
2.500%	01/01/28	954	935,125

SEE NOTES TO FINANCIAL STATEMENTS.

A24

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	10/01/43	760	$715,613
2.500%	12/01/46	1,577	1,477,806
3.000%	02/01/27	2,041	2,041,692
3.000%	08/01/30	1,441	1,437,843
3.000%	11/01/36	2,552	2,518,796
3.000%	12/01/42	1,983	1,938,941
3.500%	TBA	2,250	2,239,416
3.500%	TBA	14,500	14,673,320
3.500%	06/01/39	632	632,831
3.500%	01/01/42	5,059	5,076,920
3.500%	05/01/42	2,699	2,708,776
3.500%	07/01/42	1,001	1,004,358
3.500%	08/01/42	430	431,385
3.500%	08/01/42	1,250	1,253,519
3.500%	09/01/42	544	544,488
3.500%	09/01/42	2,026	2,030,614
3.500%	11/01/42	361	361,905
3.500%	03/01/43	3,005	3,012,410
3.500%	04/01/43	707	709,931
3.500%	04/01/43	1,080	1,080,971
3.500%	01/01/46	2,177	2,173,033
4.000%	TBA	6,250	6,362,853
4.000%	10/01/41	3,127	3,211,732
4.000%	09/01/44	3,191	3,261,040
4.500%	TBA	6,000	6,236,302
4.500%	07/01/33	61	63,554
4.500%	08/01/33	57	60,092
4.500%	09/01/33	133	138,902
4.500%	10/01/33	11	11,537
4.500%	10/01/33	37	38,712
4.500%	10/01/33	159	166,799
4.500%	01/01/35	2	1,949
4.500%	07/01/39	1,071	1,126,478
4.500%	08/01/39	1,666	1,752,338
4.500%	03/01/41	583	613,434
5.000%	TBA	4,250	4,493,771
5.000%	03/01/34	296	317,671
5.000%	06/01/35	109	117,162
5.000%	07/01/35	143	152,865
5.000%	09/01/35	89	96,135
5.000%	11/01/35	115	123,704
5.000%	02/01/36	137	146,764
5.000%	05/01/36	69	73,373
5.500%	09/01/33	291	314,033
5.500%	10/01/33	97	105,446
5.500%	12/01/33	64	69,596
5.500%	01/01/34	2	1,686
5.500%	12/01/34	232	252,917
5.500%	10/01/35	887	965,160
5.500%	03/01/36	149	160,997
5.500%	05/01/36	138	149,073
5.500%	04/01/37	123	133,094
6.000%	05/01/21	43	44,672
6.000%	08/01/22	39	40,485
6.000%	04/01/33	26	28,342
6.000%	06/01/33	6	7,074
6.000%	10/01/33	431	481,717
6.000%	11/01/33	7	7,461

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	11/01/33	22		$24,547
6.000%	11/01/33	50		54,171
6.000%	01/01/34	323		354,919
6.000%	02/01/34	84		92,167
6.000%	03/01/34	35		38,350
6.000%	03/01/34	69		74,932
6.000%	07/01/34	202		222,018
6.000%	08/01/34	1		684
6.000%	10/01/34	5		5,206
6.000%	11/01/34	3		2,983
6.000%	11/01/34	46		50,475
6.000%	12/01/34	24		26,292
6.000%	01/01/35	82		90,148
6.000%	01/01/35	251		276,173
6.000%	02/01/35	5		5,464
6.000%	02/01/35	80		87,639
6.000%	02/01/35	291		327,203
6.000%	03/01/35	3		3,200
6.000%	04/01/35	1		1,189
6.000%	07/01/36	52		57,274
6.000%	02/01/37	93		102,869
6.000%	05/01/37	34		37,693
6.000%	06/01/37	1		1,031
6.000%	08/01/37	—	(r)	213
6.000%	08/01/37	20		21,852
6.000%	09/01/37	1		702
6.000%	10/01/37	38		42,161
6.000%	05/01/38	84		92,160
6.000%	06/01/38	2		2,693
6.250%	05/15/29(k)	1,245		1,599,133
6.500%	07/01/32	2		2,542
6.500%	07/01/32	58		63,826
6.500%	09/01/32	2		2,011
6.500%	09/01/32	14		15,923
6.500%	09/01/32	69		75,799
6.500%	09/01/32	73		79,940
6.500%	09/01/32	96		106,104
6.500%	04/01/33	124		137,941
6.500%	11/01/33	23		25,179
6.500%	01/01/34	45		50,103
6.500%	09/01/34	74		82,123
6.500%	10/01/34	207		228,564
6.500%	09/01/36	71		78,616
6.500%	10/01/36	34		37,599
6.500%	11/01/36	23		24,817
6.500%	01/01/37	41		45,382
6.500%	01/01/37	114		125,794
6.625%	11/15/30(k)	800		1,073,057
7.000%	02/01/32	34		37,093
7.000%	03/01/32	3		2,606
7.000%	05/01/32	18		20,331
7.000%	06/01/32	22		24,436
7.000%	07/01/32	60		67,268
7.125%	01/15/30(k)	3,195		4,399,659
Government National Mortgage Assoc.
2.500%	12/20/46	829		787,388
3.000%	TBA	2,500		2,443,408
3.000%	12/20/44	390		384,645

SEE NOTES TO FINANCIAL STATEMENTS.

A25

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	03/15/45	1,172		$1,147,844
3.000%	03/20/46	2,533		2,489,787
3.000%	07/20/46	4,691		4,604,683
3.000%	08/20/46	1,744		1,711,946
3.000%	11/20/46	879		862,426
3.000%	01/20/47	446		436,823
3.000%	04/20/47	1,849		1,812,324
3.500%	TBA	5,000		5,012,109
3.500%	12/20/42	1,588		1,606,736
3.500%	05/20/43	491		496,391
3.500%	04/20/45	2,217		2,230,956
3.500%	07/20/46	8,265		8,307,365
4.000%	TBA	6,250		6,396,484
4.000%	06/15/40	109		111,760
4.000%	05/20/41	87		89,795
4.000%	12/20/42	800		827,316
4.000%	08/20/44	393		406,200
4.000%	11/20/45	907		936,875
4.000%	12/20/45	2,393		2,471,471
4.500%	TBA	3,500		3,631,827
4.500%	04/15/40	787		832,102
4.500%	01/20/41	621		652,652
4.500%	02/20/41	1,041		1,094,627
4.500%	03/20/41	525		551,242
4.500%	06/20/44	790		833,598
4.500%	09/20/46	738		775,757
4.500%	11/20/46	1,118		1,181,726
4.500%	03/20/47	776		812,718
5.000%	10/20/37	130		138,503
5.000%	04/20/45	797		849,121
5.500%	08/15/33	259		279,053
5.500%	08/15/33	290		312,363
5.500%	09/15/33	83		89,672
5.500%	12/15/33	44		47,614
5.500%	03/15/34	168		180,972
5.500%	12/15/34	397		439,044
5.500%	07/15/35	80		87,214
5.500%	04/15/36	135		146,033
6.000%	11/15/23	—	(r)	497
6.000%	05/15/32	—	(r)	272
6.000%	04/15/33	9		9,905
6.000%	12/15/33	130		142,618
6.000%	01/15/34	37		42,210
6.000%	01/15/34	61		67,128
6.000%	01/15/34	74		81,213
6.000%	06/20/34	134		148,118
6.000%	07/15/34	99		109,615
6.500%	10/15/23	1		1,246
6.500%	12/15/23	5		5,351
6.500%	01/15/24	1		928
6.500%	01/15/24	1		992
6.500%	01/15/24	2		1,758
6.500%	01/15/24	4		4,199
6.500%	01/15/24	13		13,987
6.500%	01/15/24	18		19,373
6.500%	01/15/24	19		20,536
6.500%	01/15/24	42		46,781
6.500%	01/15/24	66		73,057

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.500%	02/15/24	3		$3,627
6.500%	02/15/24	6		6,554
6.500%	02/15/24	6		6,727
6.500%	02/15/24	7		7,954
6.500%	02/15/24	18		19,445
6.500%	02/15/24	18		19,636
6.500%	03/15/24	2		2,473
6.500%	03/15/24	4		4,083
6.500%	03/15/24	4		4,713
6.500%	04/15/24	—	(r)	443
6.500%	04/15/24	1		1,490
6.500%	04/15/24	2		1,756
6.500%	04/15/24	3		2,925
6.500%	04/15/24	3		2,957
6.500%	04/15/24	4		3,881
6.500%	04/15/24	8		8,580
6.500%	04/15/24	16		17,755
6.500%	05/15/24	5		4,967
6.500%	05/15/24	6		6,986
6.500%	05/15/24	26		28,860
6.500%	10/15/24	24		25,533
6.500%	11/15/28	6		6,964
6.500%	08/15/31	8		8,395
6.500%	12/15/31	11		12,239
6.500%	01/15/32	27		30,259
6.500%	02/15/32	47		51,875
6.500%	06/15/32	24		26,756
6.500%	07/15/32	45		49,782
6.500%	08/15/32	6		6,908
6.500%	08/15/32	7		8,187
6.500%	08/15/32	8		8,849
6.500%	08/15/32	28		30,540
6.500%	08/15/32	221		252,177
6.500%	08/15/34	27		29,690
6.500%	06/15/35	45		50,272
6.500%	09/15/36	61		69,290
8.000%	01/15/24	9		8,626
8.000%	07/15/24	1		675
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes
3.000%	06/30/25	915		906,727
Tennessee Valley Authority, Sr. Unsec’d. Notes
2.875%	02/01/27	300		292,540
7.125%	05/01/30	510		701,484

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $200,870,132)				199,025,571

U.S. TREASURY OBLIGATIONS — 2.7%
U.S. Treasury Bonds
3.000%	02/15/48(a)	6,470		6,491,735
U.S. Treasury Inflation Indexed Bonds, TIPS
0.625%	01/15/26	35,003		34,812,336
U.S. Treasury Notes
1.625%	04/30/23	450		427,535
2.500%	05/31/20	3,210		3,208,495
2.625%	06/15/21	6,865		6,865,805
2.625%	06/30/23	850		845,850
2.750%	05/31/23	2,330		2,332,912
2.875%	05/31/25	3,540		3,553,552

SEE NOTES TO FINANCIAL STATEMENTS.

A26

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (continued)
2.875%	05/15/28	1,005	$1,007,002
U.S. Treasury Strips Coupon
2.184%(s)	02/15/28	2,115	1,595,635
2.241%(s)	05/15/28	1,055	789,697
2.280%(s)	02/15/29	1,055	771,351
2.384%(s)	05/15/29	2,175	1,578,702
2.519%(s)	08/15/25	680	554,334
2.783%(s)	08/15/29	1,000	719,782
2.878%(s)	05/15/31	1,000	681,764
3.042%(s)	11/15/35	2,000	1,189,546
3.202%(s)	08/15/40	2,000	1,029,251

TOTAL U.S. TREASURY OBLIGATIONS (cost $68,525,538)			68,455,284

TOTAL LONG-TERM INVESTMENTS (cost $1,372,053,613)			2,210,786,938

	Shares
SHORT-TERM INVESTMENTS — 17.1%
AFFILIATED MUTUAL FUNDS — 16.9%
PGIM Core Short-Term Bond Fund(w)	7,152,593	66,304,535
PGIM Core Ultra Short Bond Fund(w)	307,812,614	307,812,614
PGIM Institutional Money Market Fund (cost $53,249,071; includes $53,147,294 of cash collateral for securities on loan)(b)(w)	53,250,441	53,255,767

TOTAL AFFILIATED MUTUAL FUNDS (cost $427,679,844)		427,372,916

Interest Rate	Maturity Date		Principal Amount (000)
COMMERCIAL PAPER — 0.1%
Ford Motor Credit Co. LLC
3.201%(n)	04/09/19		1,790	1,751,096

(cost $1,746,798)
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
1.902%(n)	09/20/18	(k)	1,895	1,887,104

(cost $1,887,035)
TOTAL SHORT-TERM INVESTMENTS (cost $431,313,677)				431,011,116

TOTAL INVESTMENTS — 104.8% (cost $1,803,367,290)				2,641,798,054
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (4.8)%				(121,208,016)

NET ASSETS — 100.0%				$2,520,590,038

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $24 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $51,870,537; cash collateral of $53,147,294 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A27

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
411	2 Year U.S. Treasury Notes	Sep. 2018	$87,061,360	$193,189
1,622	5 Year U.S. Treasury Notes	Sep. 2018	184,287,078	1,006,108
448	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	71,484,000	2,471,249
14	Mini MSCI EAFE Index	Sep. 2018	1,368,780	(24,719)
145	S&P 500 E-Mini Index	Sep. 2018	19,731,600	(475,304)
23	S&P 500 Index	Sep. 2018	15,649,200	(328,661)

				2,841,862

Short Positions:
237	90 Day Euro Dollar	Dec. 2018	57,685,800	411,297
242	10 Year U.S. Treasury Notes	Sep. 2018	29,085,375	8,786
57	10 Year U.S. Ultra Treasury Notes	Sep. 2018	7,309,359	(151,121)
236	20 Year U.S. Treasury Bonds	Sep. 2018	34,220,000	(905,047)

				(636,085)

				$2,205,777

Securities with combined market values of $2,729,474 and $1,887,104 have been segregated with Citigroup Global Markets and Goldman Sachs & Co., respectively, to cover requirements for open futures contracts at June 30, 2018.

Forward foreign currency exchange contracts outstanding at June 30, 2018:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Euro,
Expiring 07/26/18	Citigroup Global Markets	EUR	2,827	$3,463,106	$3,307,793	$155,313	$—

Forward rate agreements outstanding at June 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums	Unrealized Appreciation (Depreciation)	Counterparty
OTC forward rate agreements^:
87,800	07/30/18	4.000%(T)	CMM 102(1)(T)	$—	$—	$—	JPMorgan Chase
87,800	07/30/18	2.839%(T)	10 Year CMT(1)(T)	—	—	—	JPMorgan Chase

				$—	$—	$—

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Inflation swap agreement outstanding at June 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreement:
1,240	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$29	$(29,654)	$(29,683)

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A28

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciaton (Depreciation)
	Centrally Cleared Interest Rate Swap Agreements:
EUR	2,835	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	$21,623	$(6,039)	$(27,662)
	852,345	01/30/19	2.261%(T)	1 Day USOIS(1)(T)	—	(38,138)	(38,138)
	747,120	03/20/19	2.158%(T)	1 Day USOIS(1)(T)	—	142,429	142,429
	47,045	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(17,942)	329,165	347,107
	9,895	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(5,200)	66,502	71,702
	17,865	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	5,028	116,438	111,410
	28,570	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	17,378	200,526	183,148
	13,360	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	3,687	68,440	64,753
	5,500	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	63	19,509	19,446
	2,345	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	(5)	4,962	4,967
	17,640	03/23/21	2.369%(A)	1 Day USOIS(1)(A)	—	14,654	14,654
	570	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	2,791	2,791
	14,815	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	32,653	525,124	492,471
	11,300	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	35,176	369,312	334,136
	7,455	02/12/25	2.407%(A)	1 Day USOIS(1)(A)	—	25,338	25,338
	1,200	02/14/25	—(3)	—(3)	—	1,054	1,054
	1,180	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	3,974	3,974
	27,645	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	216,719	1,152,868	936,149
	5,668	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	62,809	303,339	240,530
	1,185	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	1,503	56,206	54,703
	925	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	38,906	38,906
	3,150	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(1,997)	106,053	108,050
	525	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	25,679	25,679
	5,435	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(36,570)	(447,933)	(411,363)
	145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	7,690	7,690

					$334,925	$3,088,849	$2,753,924

Securities with a combined market value of $4,294,293 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at June 30, 2018.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

(3)	The Portfolio pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Day USOIS plus 38.25 bps quarterly.

Total return swap agreements outstanding at June 30, 2018:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC Total Return Swap Agreement^:
Barclays Capital Group	7/31/18	2,495	Receive payment based on Bloomberg Barclays US Corporate Total Return Value Unhedged Index upon termination and pay variable payments based on 1 Month LIBOR plus 10bps monthly	$24	$—	$24

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balance Reported in the Statement of Assets and Liabilities for OTC Swap Agreements Table:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$24	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A29

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,226,928,112	$36,581,845	$—
Exchange Traded Funds	6,434,513	—	—
Preferred Stocks	1,325,600	207,709	—
Rights	—	—	—
Asset-Backed Securities
Automobiles	—	46,559,736	—
Collateralized Loan Obligations	—	43,451,661	—
Consumer Loans	—	7,225,114	—
Credit Cards	—	7,862,464	—
Equipment	—	7,432,888	—
Home Equity Loans	—	3,890,809	—
Other	—	890,934	—
Residential Mortgage-Backed Securities	—	16,874,143	—
Student Loans	—	16,449,372	—
Bank Loan	—	336,489	—
Commercial Mortgage-Backed Securities	—	181,627,211	—
Corporate Bonds	—	267,398,751	—
Municipal Bonds	—	16,561,487	—
Residential Mortgage-Backed Securities	—	28,652,232	—
Sovereign Bonds	—	26,615,013	—
U.S. Government Agency Obligations	—	199,025,571	—
U.S. Treasury Obligations	—	70,342,388	—
Affiliated Mutual Funds	427,372,916	—	—
Commercial Paper	—	1,751,096	—
Other Financial Instruments*
Futures Contracts	2,205,777	—	—
OTC Forward Foreign Currency Exchange Contracts	—	155,313	—
OTC Forward Rate Swap Agreements	—	—	—
Centrally Cleared Inflation Swap Agreement	—	(29,683)	—
Centrally Cleared Interest Rate Swap Agreements	—	2,753,924	—
OTC Total Return Swap Agreement	—	—	24

Total	$1,664,266,918	$982,616,467	$24

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Affiliated Mutual Funds (2.1% represents investments purchased with collateral from securities on loan)	16.9%
U.S. Government Agency Obligations	7.9
Commercial Mortgage-Backed Securities	7.2
Banks	6.6
Software	3.1
U.S. Treasury Obligations	2.8

Oil, Gas & Consumable Fuels	2.8%
Pharmaceuticals	2.6
Internet Software & Services	2.6
IT Services	2.2
Technology Hardware, Storage & Peripherals	2.2
Automobiles	2.1
Internet & Direct Marketing Retail	2.1

SEE NOTES TO FINANCIAL STATEMENTS.

A30

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Industry Classification (continued):

Semiconductors & Semiconductor Equipment	2.0%
Residential Mortgage-Backed Securities	1.8
Collateralized Loan Obligations	1.7
Health Care Providers & Services	1.6
Health Care Equipment & Supplies	1.5
Capital Markets	1.5
Insurance	1.5
Media	1.5
Equity Real Estate Investment Trusts (REITs)	1.4
Aerospace & Defense	1.4
Chemicals	1.3
Biotechnology	1.2
Specialty Retail	1.2
Electric	1.2
Diversified Financial Services	1.1
Sovereign Bonds	1.1
Beverages	1.0
Diversified Telecommunication Services	1.0
Electric Utilities	0.9
Hotels, Restaurants & Leisure	0.8
Industrial Conglomerates	0.8
Machinery	0.8
Food & Staples Retailing	0.7
Household Products	0.7
Oil & Gas	0.7
Municipal	0.7
Student Loans	0.7
Food Products	0.6
Communications Equipment	0.5
Tobacco	0.5
Auto Manufacturers	0.5
Road & Rail	0.5
Multi-Utilities	0.5
Airlines	0.4
Textiles, Apparel & Luxury Goods	0.4
Life Sciences Tools & Services	0.4
Energy Equipment & Services	0.4
Consumer Finance	0.3
Pipelines	0.3
Air Freight & Logistics	0.3
Credit Cards	0.3
Equipment	0.3
Consumer Loans	0.3
Telecommunications	0.3
Retail	0.3
Electrical Equipment	0.3
Multiline Retail	0.3
Exchange Traded Funds	0.2
Electronic Equipment, Instruments & Components	0.2
Household Durables	0.2
Metals & Mining	0.2
Healthcare-Services	0.2
Containers & Packaging	0.2
Computers	0.2

Professional Services	0.2%
Home Equity Loans	0.2
Commercial Services & Supplies	0.2
Building Products	0.1
Multi-National	0.1
Agriculture	0.1
Trading Companies & Distributors	0.1
Oil & Gas Services	0.1
Personal Products	0.1
Food	0.1
Commercial Services	0.1
Gas	0.1
Auto Components	0.1
Housewares	0.1
Transportation	0.1
Construction Materials	0.1
Commercial Paper	0.1
Construction & Engineering	0.1
Forest Products & Paper	0.1
Auto Parts & Equipment	0.1
Real Estate Management & Development	0.1
Semiconductors	0.1
Healthcare-Products	0.1
Lodging	0.1
Distributors	0.1
Savings & Loans	0.0	*
Packaging & Containers	0.0	*
Building Materials	0.0	*
Machinery-Diversified	0.0	*
Mining	0.0	*
Miscellaneous Manufacturing	0.0	*
Health Care Technology	0.0	*
Home Builders	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Other	0.0	*
Leisure Products	0.0	*
Water Utilities	0.0	*
Wireless Telecommunication Services	0.0	*
Electronics	0.0	*
Transportation Infrastructure	0.0	*
Entertainment	0.0	*
Technology	0.0	*
Diversified Consumer Services	0.0	*
Real Estate Investment Trusts (REITs)	0.0	*
Paper & Forest Products	0.0	*
Marine	0.0	*

	104.8
Liabilities in excess of other assets	(4.8)

	100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A31

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	—	$—		Due from/to broker—variation margin futures	$828,684	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	155,313		—	—
Interest rate contracts	Due from/to broker — variation margin futures	4,090,629	*	Due from/to broker—variation margin futures	1,056,168	*
Interest rate contracts	Due from/to broker — variation margin swaps	3,231,087	*	Due from/to broker—variation margin swaps	506,846	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	24		—	—

		$7,477,053			$2,391,698

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Purchased(1)	Options Written	Futures	Forward Currency Contracts	Swaps
Equity contracts	$6,664	$—	$—	$1,339,560	$—	$—
Foreign exchange contracts	—	—	—	—	(53,795)	—
Interest rate contracts	—	(117,515)	22,570	(8,951,543)	—	1,744,184

Total	$6,664	$(117,515)	$22,570	$(7,611,983)	$(53,795)	$1,744,184

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts	Swaps
Equity contracts	$(1,024,912)	$—	$—
Foreign exchange contracts	—	197,581	—
Interest rate contracts	3,620,628	—	2,246,598

Total	$2,595,716	$197,581	$2,246,598

SEE NOTES TO FINANCIAL STATEMENTS.

A32

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)
$22,162	$123,333	$461,233,762	$131,077,773

Forward Foreign Currency Exchange Contracts-Sold(3)	Forward Rate Agreements(2)	Interest Rate Swap Agreements(2)
$3,447,497	$58,533,333	$774,407,537

Total Return Swap Agreements(2)	Inflation Swap Agreements(2)
$831,667	$1,240,000

(1)	Cost.

(2)	Notional Amount in USD.

(3)	Value at Settlement Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivative and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$51,870,537	$(51,870,537)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Barclays Capital Group	$24	$—	$24	$—	$24
Citigroup Global Markets	155,313	—	155,313	—	155,313

	$155,337	$—	$155,337	$—	$155,337

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A33

CONSERVATIVE BALANCED PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2018

ASSETS
Investments at value, including securities on loan of $51,870,537:
Unaffiliated investments (cost $1,375,687,446)	$2,214,425,138
Affiliated investments (cost $427,679,844)	427,372,916
Cash	7,378
Foreign currency, at value (cost $532,324)	533,402
Receivable for investments sold	68,761,277
Dividends and interest receivable	6,459,356
Tax reclaim receivable	531,190
Receivable for Series shares sold	371,146
Unrealized appreciation on OTC forward foreign currency exchange contracts	155,313
Due from broker-variation margin swaps	61,213
Due from broker-variation margin futures	31,231
Receivable from affiliate	6,915
Unrealized appreciation on OTC swap agreements	24
Prepaid expenses	2,631

Total Assets	2,718,719,130

LIABILITIES
Payable for investments purchased	142,969,754
Payable to broker for collateral for securities on loan	53,147,294
Management fee payable	1,149,566
Accrued expenses and other liabilities	354,811
Payable for Series shares repurchased	225,386
Payable to affiliate	198,700
Due to broker-variation margin futures	82,601
Affiliated transfer agent fee payable	980

Total Liabilities	198,129,092

NET ASSETS	$2,520,590,038

Net assets were comprised of:
Partners Equity	$2,520,590,038

Net asset value and redemption price per share, $2,520,590,038 / 92,279,178 outstanding shares of beneficial interest	$27.31

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

NET INVESTMENT INCOME (LOSS) INCOME
Interest income	$14,944,188
Unaffiliated dividend income (net) (foreign withholding tax $147,711, of which $13,468 is reimbursable by an affiliate)	13,315,283
Affiliated dividend income	3,034,693
Income from securities lending, net (including affiliated income of $82,723)	87,389

Total income	31,381,553

EXPENSES
Management fee	6,979,245
Custodian and accounting fees	180,977
Shareholders’ reports	128,358
Audit fee	23,702
Trustees’ fees	17,144
Legal fees and expenses	8,314
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	47,177

Total expenses	7,390,214

NET INVESTMENT INCOME (LOSS)	23,991,339

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(2,923,464))	22,717,186
Futures transactions	(7,611,983)
Forward currency contract transactions	(53,795)
Options written transactions	22,570
Swap agreements transactions	1,744,184
Foreign currency transactions	451,575

17,269,737

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $2,817,748)	(32,959,335)
Futures	2,595,716
Forward currency contracts	197,581
Swap agreements	2,246,598
Foreign currencies	(25,389)

(27,944,829)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(10,675,092)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,316,247

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$23,991,339	$44,458,968
Net realized gain (loss) on investment and foreign currency transactions	17,269,737	131,476,601
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(27,944,829)	119,341,110

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,316,247	295,276,679

SERIES SHARE TRANSACTIONS
Series shares sold [147,922 and 357,202 shares, respectively]	4,021,170	9,258,591
Series shares repurchased [3,353,722 and 7,143,196 shares, respectively]	(91,452,396)	(183,096,479)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(87,431,226)	(173,837,888)

CAPITAL CONTRIBUTIONS	39,225	—

TOTAL INCREASE (DECREASE)	(74,075,754)	121,438,791
NET ASSETS:
Beginning of period	2,594,665,792	2,473,227,001

End of period	$2,520,590,038	$2,594,665,792

SEE NOTES TO FINANCIAL STATEMENTS.

A34

DIVERSIFIED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS — 94.2%
ASSET-BACKED SECURITIES — 27.0%
Automobiles — 0.2%
Hertz Vehicle Financing II LP,
Series 2015-01A, Class A, 144A
2.730%	03/25/21	400	$395,643
OneMain Direct Auto Receivables Trust,
Series 2016-01A, Class C, 144A
4.580%	09/15/21	1,600	1,601,356

			1,996,999

Collateralized Loan Obligations — 19.4%
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280%
3.628%(c)	07/15/29	250	250,717
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.830%
3.151%(c)	11/17/27	4,500	4,476,745
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260%
3.608%(c)	07/16/29	500	501,227
Atrium (Cayman Islands),
Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830%
3.192%(c)	04/22/27	8,250	8,226,643
Battalion CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.170%
3.523%(c)	04/17/26	1,100	1,099,968
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070%
3.400%(c)	05/17/31	3,000	2,999,794
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%
3.598%(c)	10/15/30	4,500	4,506,388
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350%
3.054%(c)	01/17/28	2,500	2,481,340
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180%
3.528%(c)	01/15/30	4,000	4,005,014
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260%
3.622%(c)	04/22/30	7,750	7,744,966
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980%
3.330%(c)	04/24/31	1,500	1,497,393
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110%
3.472%(c)	01/22/31	3,750	3,743,733
Series 2015-03A, Class AR, 144A, 3 Month LIBOR + 0.870%
3.225%(c)	04/19/29	5,000	4,983,628
ECP CLO Ltd. (Cayman Islands),
Series 2014-06A, Class A1A, 144A, 3 Month LIBOR + 1.450%
3.798%(c)	07/15/26	1,500	1,499,236
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230%
3.578%(c)	10/15/29	7,500	7,512,553
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220%
2.824%(c)	07/15/30	5,250	5,258,069
Flagship CLO Ltd. (Cayman Islands),
Series 2014-08A, Class ARR, 144A, 3 Month LIBOR + 0.850%
2.899%(c)	01/16/26	5,000	5,000,000

Interest Rate	Maturity Date	Principal Amount (000)	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010%
3.035%(c)	04/15/31	6,000	$5,999,654
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%
3.539%(c)	04/26/31	3,500	3,501,971
Highbridge Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000%
3.363%(c)	02/05/31	4,000	4,004,271
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030%
3.390%(c)	04/25/31	2,500	2,502,038
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%
3.642%(c)	10/23/29	1,250	1,250,443
KVK CLO Ltd. (Cayman Islands),
Series 2014-02A, Class AR, 144A, 3 Month LIBOR + 1.180%
3.528%(c)	07/15/26	250	249,966
Series 2014-03A, Class AR, 144A, 3 Month LIBOR + 1.200%
3.548%(c)	10/15/26	1,000	999,831
Mariner CLO Ltd. (Cayman Islands),
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110%
3.324%(c)	04/25/31	5,750	5,728,615
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120%
2.681%(c)	04/21/31	9,750	9,750,000
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150%
3.036%(c)	02/20/31	4,000	3,999,978
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210%
3.075%(c)	01/16/31	4,000	3,998,610
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250%
3.589%(c)	10/12/30	8,000	8,025,799
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120%
3.169%(c)	07/15/31	6,000	6,000,000
MP CLO Ltd. (Cayman Islands),
Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.500%
3.855%(c)	04/18/27	7,000	7,004,884
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850%
3.198%(c)	01/15/28	3,000	2,985,338
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%
3.608%(c)	07/15/30	750	751,788
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%
3.609%(c)	10/30/30	1,250	1,251,134
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130%
3.483%(c)	01/17/31	4,000	3,999,732
Series 2015-02A, Class A1AR, 144A, 3 Month LIBOR + 1.270%
3.629%(c)	07/20/30	1,000	1,002,260
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.220%
3.053%(c)	11/14/29	3,500	3,511,110
Romark CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%
2.776%(c)	04/20/31	4,000	4,003,128

SEE NOTES TO FINANCIAL STATEMENTS.

A35

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070%
3.432%(c)	01/26/31	3,500	$3,492,334
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 0.880%
3.239%(c)	07/20/27	4,000	3,993,704
Series 2017-03A, Class A1A, 144A, 3 Month LIBOR + 1.220%
3.579%(c)	10/20/30	5,750	5,766,715
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240%
3.593%(c)	01/17/30	3,500	3,497,990
TICP CLO Ltd. (Cayman Islands),
Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.300%
3.659%(c)	07/20/27	6,000	5,990,569
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140%
2.871%(c)	01/20/31	3,000	2,997,027
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400%
3.748%(c)	07/15/27	5,000	4,961,312
Series 2016-05A, Class A, 144A, 3 Month LIBOR + 1.700%
4.060%(c)	10/25/28	3,250	3,250,000
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210%
3.570%(c)	01/25/31	4,000	4,011,797
Series 2017-07A, Class B, 144A, 3 Month LIBOR + 1.600%
3.960%(c)	01/25/31	1,500	1,503,286
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%
3.228%(c)	07/15/27	5,000	4,996,214
Voya CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210%
3.558%(c)	10/15/30	7,500	7,520,612
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970%
3.314%(c)	04/25/31	3,000	2,993,418
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.320%
3.679%(c)	04/20/29	1,750	1,755,555
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.250%
3.609%(c)	10/20/29	1,000	1,001,259
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150%
2.881%(c)	01/17/31	6,500	6,505,720
York CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150%
3.512%(c)	01/22/31	2,000	1,998,753
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370%
3.718%(c)	07/15/29	1,000	1,003,801
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950%
3.075%(c)	04/15/29	8,500	8,460,656

			222,008,686

Consumer Loans — 2.3%
Lendmark Funding Trust,
Series 2016-02A, Class A, 144A
3.260%	04/21/25	700	700,866
Series 2017-01A, Class A, 144A
2.830%	12/22/25	1,000	991,307
Onemain Financial Issuance Trust,
Series 2018-01A, Class A, 144A
3.300%	03/14/29	1,030	1,026,324

Interest Rate	Maturity Date	Principal Amount (000)	Value
ASSET-BACKED SECURITIES (continued)
Consumer Loans (continued)
OneMain Financial Issuance Trust,
Series 2015-02A, Class A, 144A
2.570%	07/18/25	512	$511,645
Series 2015-02A, Class C, 144A
4.320%	07/18/25	1,100	1,097,563
Series 2016-01A, Class A, 144A
3.660%	02/20/29	2,500	2,515,678
Series 2016-02A, Class A, 144A
4.100%	03/20/28	1,767	1,777,346
Series 2017-01A, Class B, 144A
2.790%	09/14/32	500	485,530
Series 2017-01A, Class C, 144A
3.350%	09/14/32	500	490,721
Oportun Funding IV LLC,
Series 2016-C, Class A, 144A
3.280%	11/08/21	2,550	2,561,348
Oportun Funding IX LLC,
Series 2018-B, Class A, 144A
3.910%	07/08/24	1,000	999,889
Series 2018-B, Class C, 144A
5.430%	07/08/24	500	499,943
Oportun Funding VI LLC,
Series 2017-A, Class A, 144A
3.230%	06/08/23	1,250	1,229,639
Oportun Funding VII LLC,
Series 2017-B, Class A, 144A
3.220%	10/10/23	3,000	2,957,445
Oportun Funding VIII LLC,
Series 2018-A, Class A, 144A
3.610%	03/08/24	1,140	1,135,227
PNMAC GMSR Issuer Trust,
Series 2017-GT02, Class A, 144A, 1 Month LIBOR + 4.000%
6.091%(c)	08/25/23	1,275	1,282,100
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350%
4.441%(c)	04/25/23	120	120,047
SpringCastle America Funding LLC,
Series 2016-AA, Class A, 144A
3.050%	04/25/29	2,752	2,742,274
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	3,271	3,269,483

			26,394,375

Home Equity Loans — 2.1%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2003-AR01, Class M3, 1 Month LIBOR + 4.500%
5.179%(c)	01/25/33	1,763	1,762,957
Ameriquest Mortgage Securities, Inc. Floating Rate Mortgage Pass-Through Certificates,
Series 2001-02, Class M3, 1 Month LIBOR + 2.925%
5.016%(c)	10/25/31	249	266,785
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2003-W02, Class M4, 1 Month LIBOR + 5.625%
4.153%(c)	09/25/33	2,400	2,278,702
Series 2004-W06, Class M1, 1 Month LIBOR + 0.825%
2.916%(c)	05/25/34	643	641,434

SEE NOTES TO FINANCIAL STATEMENTS.

A36

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)	Value
ASSET-BACKED SECURITIES (continued)
Home Equity Loans (continued)
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.245%
3.318%(c)	06/15/33	798	$788,916
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE02, Class M1, 1 Month LIBOR + 0.900%
2.991%(c)	03/25/34	2,428	2,433,081
Centex Home Equity Loan Trust,
Series 2004-B, Class AF6
4.686%	03/25/34	450	460,520
Credit Suisse First Boston Mortgage Pass-Through Certificates,
Series 2002-HE04, Class M2, 1 Month LIBOR + 2.250%
4.341%(c)	08/25/32	35	33,076
Legacy Mortgage Asset Trust,
Series 2017-RPL01, Class A, 144A, 1 Month LIBOR + 1.750%
3.852%(c)	01/28/70	776	791,355
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200%
3.291%(c)	08/25/35	281	282,861
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.200%
3.291%(c)	05/25/33	579	574,430
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020%
3.111%(c)	10/25/33	449	449,051
Series 2004-OP01, Class M1, 1 Month LIBOR + 0.870%
2.961%(c)	11/25/34	3,689	3,675,876
New Century Home Equity Loan Trust,
Series 2003-04, Class M1, 1 Month LIBOR + 1.125%
3.216%(c)	10/25/33	1,795	1,794,513
Series 2004-04, Class M1, 1 Month LIBOR + 0.765%
2.856%(c)	02/25/35	2,046	2,033,825
New Residential Mortgage Trust,
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57	1,890	1,904,781
Residential Asset Securities Corp.,
Series 2004-KS01, Class AI5
5.375%	02/25/34	626	637,245
Securitized Asset-Backed Receivables LLC Trust,
Series 2004-NC01, Class M1, 1 Month LIBOR + 0.780%
2.871%(c)	02/25/34	1,922	1,936,307
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC01, Class M1, 1 Month LIBOR + 0.765%
2.856%(c)	02/25/35	1,038	1,028,749

			23,774,464

Residential Mortgage-Backed Securities — 2.6%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-R08, Class M1, 1 Month LIBOR + 0.960%
3.051%(c)	09/25/34	300	300,381
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month LIBOR + 0.780%
2.871%(c)	10/25/34	1,290	1,286,074
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%
5.132%(c)	12/26/46	3,652	3,735,712
CSMC Trust,
Series 2018-3R, 144A, 1 Month LIBOR + 1.200%
3.071%(c)	12/25/46	2,665	2,659,526

Interest Rate	Maturity Date	Principal Amount (000)	Value
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Equity One Mortgage Pass-Through Trust,
Series 2004-03, Class M1
4.617%	07/25/34	356	$351,462
FBR Securitization Trust,
Series 2005-02, Class M1, 1 Month LIBOR + 0.720%
2.811%(c)	09/25/35	428	428,483
Fremont Home Loan Trust,
Series 2003-B, Class M1, 1 Month LIBOR + 1.050%
3.141%(c)	12/25/33	128	125,844
GSAMP Trust,
Series 2007-HE01, Class A1, 1 Month LIBOR + 0.140%
2.231%(c)	03/25/47	1,285	1,214,491
Long Beach Mortgage Loan Trust,
Series 2004-01, Class M1, 1 Month LIBOR + 0.750%
2.841%(c)	02/25/34	1,835	1,837,133
LSFVT,
Series 2018-1, 1 Month LIBOR + 2.000%^
3.980%(c)	04/01/21	6,850	6,829,450
Merrill Lynch Mortgage Investors Trust,
Series 2004-OPT01, Class A1A, 1 Month LIBOR + 0.520%
2.611%(c)	06/25/35	913	909,424
Structured Asset Investment Loan Trust,
Series 2004-07, Class A8, 1 Month LIBOR + 1.200%
3.291%(c)	08/25/34	1,400	1,382,944
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57	3,833	3,740,337
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57	3,853	3,754,561
VOLT LVII LLC,
Series 2017-NPL04, Class A1, 144A
3.375%	04/25/47	255	254,093
VOLT LX LLC,
Series 2017-NPL07, Class A1, 144A
3.250%	06/25/47	204	203,173
VOLT LXIII LLC,
Series 2017-NP10, Class A1, 144A
3.000%	10/25/47	1,442	1,426,712

			30,439,800

Student Loans — 0.4%
Earnest Student Loan Program LLC,
Series 2016-D, Class A1, 144A, 1 Month LIBOR + 1.400%
3.491%(c)	01/25/41	278	280,718
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A
0.000%(cc)	02/25/43	2,980	4,311,762

			4,592,480

TOTAL ASSET-BACKED SECURITIES (cost $305,612,580)			309,206,804

BANK LOANS — 0.9%
Food — 0.2%
Flora Food Group,
Term Loan,
—%(p)	02/28/25	1,550	2,001,630

SEE NOTES TO FINANCIAL STATEMENTS.

A37

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)		Value
BANK LOANS (continued)
Healthcare-Services — 0.1%
Avantor, Inc.,
Initial Euro Term Loan, 1 Month EURIBOR + 4.250%,
4.250%(c)	11/21/24	EUR	448	$524,284
Nidda Healthcare Holding AG (Germany),
Facility C GBP, 3 Month GBP LIBOR + 4.500%,
4.790%(c)	08/21/24	GBP	1,000	1,287,854

				1,812,138

Media — 0.0%
WMG Acquisition Corp.,
Initial B-2 US Term Loan, 1 Month LIBOR + 3.250%,
5.340%(c)	09/10/22		418	418,382

Oil, Gas & Coal — 0.1%
EG America, LLC,
Term Loan,
—%(p)	02/01/26		1,025	1,014,750

Retail — 0.1%
EURO Garages, LTD (United Kingdom),
Term Loan,
—%(p)	03/31/26	EUR	600	696,302

Technology — 0.4%
Dell International LLC,
Replacement Term A-3 Loan, 1 Month LIBOR + 1.500%,
3.600%(c)	12/31/18		1,887	1,884,336
McAfee, LLC,
Closing Date USD Term Loan, 1 Month LIBOR + 4.500%,
6.590%(c)	09/30/24		1,969	1,977,245
Second Lien Initial Loan, 1 Month LIBOR + 8.500%,
10.590%(c)	09/29/25		500	507,500

				4,369,081

TOTAL BANK LOANS (cost $10,504,049)				10,312,283

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.5%
245 Park Avenue Trust,
Series 2017-245P, Class A, 144A
3.508%	06/05/37		295	288,791
Banc of America Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49		2,300	2,187,073
BANK,
Series 2017-BNK05, Class A4
3.131%	06/15/60		4,400	4,206,711
Series 2017-BNK06, Class A4
3.254%	07/15/60		3,300	3,185,011
Series 2017-BNK08, Class A3
3.229%	11/15/50		1,950	1,876,665
BBCMS Mortgage Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36		1,170	1,097,004
Series 2016-ETC, Class B, 144A
3.189%	08/14/36		510	478,661
Series 2016-ETC, Class C, 144A
3.391%	08/14/36		430	402,516

Interest Rate	Maturity Date	Principal Amount (000)	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2016-ETC, Class D, 144A
3.729%(cc)	08/14/36	1,560	$1,453,859
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	3,500	3,355,124
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	3,035	3,049,451
Series 2016-GC37, Class A4
3.314%	04/10/49	1,600	1,563,383
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A
2.871%(cc)	11/10/31	2,400	2,268,609
Series 2016-CLNE, Class C, 144A
2.871%(cc)	11/10/31	900	837,570
Commercial Mortgage Trust,
Series 2012-CR05, Class A3
2.540%	12/10/45	2,000	1,941,869
Series 2013-CR07, Class A3
2.929%	03/10/46	2,939	2,891,754
Series 2014-UBS04, Class A4
3.420%	08/10/47	3,200	3,180,378
Series 2014-UBS05, Class A4
3.838%	09/10/47	3,600	3,647,837
Series 2015-DC01, Class A4
3.078%	02/10/48	5,000	4,880,600
Series 2015-LC21, Class A4
3.708%	07/10/48	2,600	2,604,386
Series 2015-PC01, Class A5
3.902%	07/10/50	1,570	1,586,246
Series 2016-COR01, Class A3
2.826%	10/10/49	2,500	2,345,682
Series 2016-DC02, Class A5
3.765%	02/10/49	240	240,047
Series 2017-COR02, Class A2
3.239%	09/10/50	4,500	4,317,754
DBJPM Mortgage Trust,
Series 2017-C06, Class A4
3.071%	06/10/50	2,800	2,665,893
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.935%(cc)	12/10/36	1,400	1,316,426
Eleven Madison Trust Mortgage Trust,
Series 2015-11MD, Class C, 144A
3.673%(cc)	09/10/35	3,000	2,907,296
FHLMC Multifamily Structured Pass-Through Certificates,
Series K008, Class X1, IO
1.679%(cc)	06/25/20	7,647	183,485
Series K020, Class X1, IO
1.553%(cc)	05/25/22	26,852	1,206,890
Series K021, Class X1, IO
1.590%(cc)	06/25/22	15,339	730,207
Series K025, Class X1, IO
0.986%(cc)	10/25/22	10,574	328,742
Series K027, Class X1, IO
0.909%(cc)	01/25/23	131,461	3,830,450

SEE NOTES TO FINANCIAL STATEMENTS.

A38

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series K044, Class X1, IO
0.876%(cc)	01/25/25	82,870	$3,343,082
Series K053, Class X1, IO
1.028%(cc)	12/25/25	89,160	4,999,762
Series K055, Class X1, IO
1.501%(cc)	03/25/26	13,893	1,200,101
Series K710, Class X1, IO
1.859%(cc)	05/25/19	20,770	209,175
Series K711, Class X1, IO
1.800%(cc)	07/25/19	25,648	266,515
GS Mortgage Securities Corp. II,
Series 2015-GC30, Class A3
3.119%	05/10/50	3,025	2,940,697
GS Mortgage Securities Trust,
Series 2013-GC12, Class A3
2.860%	06/10/46	1,430	1,399,457
Series 2017-GS06, Class A2
3.164%	05/10/50	3,400	3,264,751
Series 2017-GS07, Class A3
3.167%	08/10/50	4,560	4,367,341
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	1,050	1,033,596
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class A4
3.493%	08/15/47	3,200	3,200,202
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	1,070	1,013,987
Series 2017-C05, Class A4
3.414%	03/15/50	1,975	1,935,065
Series 2017-C07, Class A4
3.147%	10/15/50	3,600	3,442,342
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2018-AON, Class E, 144A
4.613%(cc)	07/05/31	5,875	5,878,613
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC09, Class A4
2.611%	12/15/47	2,000	1,967,187
Series 2013-C10, Class A4
2.875%	12/15/47	1,877	1,853,260
Series 2016-JP02, Class A3
2.559%	08/15/49	2,900	2,684,243
LCCM,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	2,505	2,450,689
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C05, Class XA, IO, 144A
1.629%(cc)	08/15/45	38,651	1,808,263
Series 2013-C08, Class A3
2.863%	12/15/48	1,531	1,498,850
Series 2013-C09, Class A3
2.834%	05/15/46	2,300	2,241,557
Series 2013-C10, Class A3
4.104%(cc)	07/15/46	4,680	4,798,665
Series 2016-C30, Class A5
2.860%	09/15/49	2,000	1,880,960

Interest Rate	Maturity Date	Principal Amount (000)	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	2,750	$2,660,634
Morgan Stanley Capital I, Inc.,
Series 2017-HR02, Class A3
3.330%	12/15/50	5,500	5,311,241
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	180	171,083
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3
3.225%	08/15/50	4,400	4,225,879
Series 2017-C07, Class A3
3.418%	12/15/50	5,600	5,437,849
Series 2018-C10, Class A3
4.048%	05/15/51	2,200	2,239,158
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3
2.920%	03/10/46	4,384	4,306,369
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	4,300	4,317,213
Series 2016-C32, Class A3
3.294%	01/15/59	2,250	2,201,655
Series 2016-C34, Class A3
2.834%	06/15/49	2,500	2,368,190
Series 2016-C35, Class A3
2.674%	07/15/48	4,600	4,290,834
Series 2017-C40, Class A3
3.317%	10/15/50	1,370	1,326,740

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $171,634,497)			165,591,575

CORPORATE BONDS — 37.4%
Aerospace & Defense — 0.5%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	12/01/24	1,750	1,841,875
General Dynamics Corp.,
Gtd. Notes
2.875%	05/11/20	1,765	1,763,082
3.000%	05/11/21	2,115	2,108,205

			5,713,162

Agriculture — 0.3%
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A
3.222%	08/15/24	2,810	2,661,726
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
8.125%	06/23/19	895	938,139

			3,599,865

SEE NOTES TO FINANCIAL STATEMENTS.

A39

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)			Value
CORPORATE BONDS (continued)
Airlines — 0.6%
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29		1,703		$1,652,877
Continental Airlines 2001-1 Class A-1 Pass-Through Trust,
Pass-Through Certificates
6.703%	12/15/22		—	(r)	333
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	04/19/22		1,298		1,373,670
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	07/12/22		323		329,296
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24		865		942,656
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20		252		254,625
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20		346		351,341
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20		1,180		1,172,228
United Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.636%	07/02/22		630		661,155

					6,738,181

Apparel — 0.2%
Hanesbrands Finance Luxembourg SCA,
Gtd. Notes, 144A
3.500%	06/15/24	EUR	575		701,703
PVH Corp.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/24	EUR	1,250		1,593,008

					2,294,711

Auto Manufacturers — 0.9%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%
2.749%(c)	04/12/21		425		426,437
Gtd. Notes, 144A
3.100%	04/12/21		570		566,443
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.100%	05/04/20		1,030		1,027,907
3.350%	05/04/21		1,715		1,708,339
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		1,755		1,516,869
5.291%	12/08/46		440		407,762
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23		1,350		1,387,849
6.250%	10/02/43		1,885		1,953,435
6.600%	04/01/36		210		227,289

Interest Rate	Maturity Date	Principal Amount (000)		Value
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%
3.187%(c)	04/09/21		610	$613,173
Gtd. Notes
3.550%	04/09/21		460	458,509

				10,294,012

Auto Parts & Equipment — 0.4%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
3.500%	08/15/24	EUR	701	757,865
IHO Verwaltungs GmbH (Germany),
1st Lien, 144A, Cash coupon 3.750% or PIK 4.500%
3.750%	09/15/26	EUR	1,050	1,246,865
Sr. Sec’d. Notes, 144A, Cash coupon 3.250% or PIK 4.000%
3.250%	09/15/23	EUR	1,075	1,268,254
LKQ Italia Bondco SpA,
Gtd. Notes, 144A
3.875%	04/01/24	EUR	1,275	1,548,338

				4,821,322

Banks — 11.5%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
3.459%(c)	04/12/23		400	399,509
Sr. Unsec’d. Notes
3.848%	04/12/23		600	586,795
Bank of America Corp.,
Jr. Sub. Notes, Series K, 3 Month LIBOR + 3.630%
5.989%(c)	12/31/49		1,120	1,124,758
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23		5,870	5,783,887
3.593%	07/21/28		740	706,505
Sr. Unsec’d. Notes, MTN
3.499%	05/17/22		385	384,868
3.824%	01/20/28		1,715	1,672,890
4.125%	01/22/24		3,750	3,811,725
4.443%	01/20/48		455	444,214
Sub. Notes, MTN
4.000%	01/22/25		675	666,328
4.200%	08/26/24		450	452,349
4.450%	03/03/26		1,735	1,739,020
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, Series D, MTN, 3 Month LIBOR + 0.460%
2.802%(c)	04/13/21		600	601,116
Sr. Unsec’d. Notes, Series D, MTN
3.100%	04/13/21		645	642,424
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25		700	655,642
3.684%	01/10/23		480	466,781
4.375%	01/12/26		1,290	1,252,932
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A, MTN
2.950%	05/23/22		945	912,233
3.500%	03/01/23		490	477,605

SEE NOTES TO FINANCIAL STATEMENTS.

A40

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS (continued)
Banks (continued)
Sub. Notes, 144A
4.625%	03/13/27	230	$225,751
BPCE SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	10/23/27	300	273,829
Sub. Notes, 144A, MTN
4.500%	03/15/25	1,500	1,462,332
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.450%	04/30/21	5,235	5,222,924
Citibank NA,
Sr. Unsec’d. Notes
3.050%	05/01/20	4,120	4,118,497
Citigroup, Inc.,
Jr. Sub. Notes, Series Q
5.950%	12/31/49	1,355	1,395,650
Jr. Sub. Notes, Series R
6.125%	12/31/49	1,085	1,132,469
Sr. Unsec’d. Notes
3.200%	10/21/26	3,255	3,026,921
3.887%	01/10/28	1,710	1,656,195
8.125%	07/15/39	1,060	1,491,023
Sub. Notes
4.450%	09/29/27	2,630	2,586,952
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24	1,050	1,032,451
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21	900	870,509
Sr. Unsec’d. Notes, MTN
3.700%	05/30/24	159	147,598
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
2.500%	01/25/21	1,000	987,663
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	280	259,807
4.250%	03/13/26	1,150	1,124,101
Sub. Notes
7.000%	04/15/20	2,005	2,117,347
Fifth Third Bank,
Sr. Unsec’d. Notes
2.375%	04/25/19	425	423,324
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M
5.375%	12/31/49	1,950	1,984,125
Sr. Unsec’d. Notes
3.272%	09/29/25	4,063	3,857,912
3.750%	02/25/26	125	121,112
3.814%	04/23/29	2,545	2,420,645
3.850%	01/26/27	1,775	1,704,581
5.750%	01/24/22	4,200	4,494,691
Sr. Unsec’d. Notes, Series D, MTN
6.000%	06/15/20	2,420	2,545,090
Sub. Notes
6.750%	10/01/37	440	522,210

Interest Rate	Maturity Date		Principal Amount (000)	Value
CORPORATE BONDS (continued)
Banks (continued)
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
2.926%(c)	05/18/21		1,785	$1,787,601
Sr. Unsec’d. Notes
4.583%	06/19/29		1,000	1,010,034
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.875%	07/14/27		630	543,599
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
5.829%(c)	12/31/49		6,130	6,175,975
Jr. Sub. Notes, Series X
6.100%	12/31/49		1,450	1,497,270
Sr. Unsec’d. Notes
2.750%	06/23/20	(a)	5,400	5,351,991
2.950%	10/01/26		1,740	1,616,276
3.200%	01/25/23		470	461,590
3.200%	06/15/26		3,020	2,855,676
3.509%	01/23/29		1,435	1,359,598
3.782%	02/01/28		965	941,507
4.005%	04/23/29		1,200	1,183,999
4.250%	10/15/20		600	613,378
Sub. Notes
4.250%	10/01/27		420	416,928
KeyCorp,
Sr. Unsec’d. Notes, MTN
5.100%	03/24/21		1,155	1,205,918
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
3.300%	05/07/21		1,200	1,197,871
Gtd. Notes, 144A, MTN
5.800%	01/13/20		2,650	2,750,298
Morgan Stanley,
Jr. Sub. Notes, Series H
5.450%	12/31/49		975	987,802
Sr. Unsec’d. Notes
4.375%	01/22/47		1,125	1,074,338
5.750%	01/25/21		1,920	2,029,911
Sr. Unsec’d. Notes, GMTN
3.125%	01/23/23		1,585	1,546,538
3.772%	01/24/29		1,245	1,199,344
5.500%	07/28/21		2,080	2,201,023
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26		2,725	2,534,864
3.971%	07/22/38		385	356,732
5.625%	09/23/19		2,635	2,715,247
Sub. Notes, GMTN
4.350%	09/08/26		750	739,764
PNC Financial Services Group, Inc. (The),
Sub. Notes
3.900%	04/29/24		975	976,706
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%
2.749%(c)	04/30/21		1,920	1,919,351
Sr. Unsec’d. Notes, GMTN
3.200%	04/30/21		5,215	5,212,748

SEE NOTES TO FINANCIAL STATEMENTS.

A41

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS (continued)
Banks (continued)
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.875%	10/16/20	1,550	$1,527,629
Sumitomo Mitsui Banking Corp. (Japan),
Bank Gtd. Notes, 3 Month LIBOR + 0.350%
2.703%(c)	01/17/20	1,820	1,819,962
Gtd. Notes
2.450%	01/10/19	625	624,370
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
2.859%	08/15/23	1,100	1,052,827
4.253%	03/23/28	1,485	1,475,461

			130,951,416

Beverages — 0.1%
Coca-Cola Icecek A/S (Turkey),
Sr. Unsec’d. Notes, 144A
4.750%	10/01/18	375	375,063
Maple Escrow Subsidiary, Inc.,
Gtd. Notes, 144A
3.551%	05/25/21	970	970,857

			1,345,920

Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.663%	06/15/51	843	833,552
Celgene Corp.,
Sr. Unsec’d. Notes
2.250%	08/15/21	1,070	1,029,316

			1,862,868

Building Materials — 0.3%
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24	3,000	2,962,500
US Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24	600	601,500

			3,564,000

Chemicals — 1.3%
Ashland LLC,
Gtd. Notes
6.875%	05/15/43	1,400	1,421,000
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	675	570,375
5.375%	03/15/44	700	617,750
7.125%	05/01/20	141	148,931
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
5.250%	11/15/41	125	131,466
9.400%	05/15/39	1,002	1,538,092
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
6.000%	11/15/21	3,550	3,799,253

Interest Rate	Maturity Date		Principal Amount (000)		Value
CORPORATE BONDS (continued)
Chemicals (continued)
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.450%	11/15/33			465	$470,124
5.625%	11/15/43			155	156,134
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.900%	06/01/43			870	861,153
5.250%	01/15/45			420	434,703
6.125%	01/15/41			450	518,381
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.450%	08/01/25			445	428,035
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.875%	04/01/23			3,058	3,547,655

					14,643,052

Commercial Services — 0.4%
ERAC USA Finance LLC,
Gtd. Notes, 144A
6.700%	06/01/34			920	1,104,736
7.000%	10/15/37			770	962,269
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22			1,500	1,473,900
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28			500	462,975
5.500%	07/15/25			650	654,875
5.500%	05/15/27			450	436,500

					5,095,255

Computers — 0.1%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
3.480%	06/01/19			905	907,279

Diversified Financial Services — 0.6%
American Express Co.,
Sr. Unsec’d. Notes
3.375%	05/17/21			3,695	3,699,406
International Lease Finance Corp.,
Sr. Unsec’d. Notes
6.250%	05/15/19			1,400	1,435,380
Intrum Justitia AB (Sweden),
Sr. Unsec’d. Notes, 144A
3.125%	07/15/24		EUR	750	819,034
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43			650	673,956
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes
6.875%	05/02/18	(d)		2,740	84,940

SEE NOTES TO FINANCIAL STATEMENTS.

A42

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)		Value
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands),
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.720%
3.057%(c)	07/03/33			208	$203,144

					6,915,860

Electric — 2.3%
AES Corp.,
Sr. Unsec’d. Notes
5.500%	04/15/25			4,251	4,282,882
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.350%	07/01/23			550	543,882
Calpine Corp.,
Sr. Unsec’d. Notes
5.375%	01/15/23	(a)		396	376,695
5.750%	01/15/25	(a)		1,350	1,234,406
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56			235	229,351
ContourGlobal Power Holdings SA (Bulgaria),
Sr. Sec’d. Notes, 144A
5.125%	06/15/21		EUR	1,350	1,591,950
Dominion Energy, Inc.,
Jr. Sub. Notes
4.104%	04/01/21			2,710	2,747,805
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35			2,325	2,641,531
Emera US Finance LP (Canada),
Gtd. Notes
3.550%	06/15/26			820	772,081
Enel Americas SA (Chile),
Sr. Unsec’d. Notes
4.000%	10/25/26			235	223,274
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39			1,900	2,011,371
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44			400	447,693
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33			1,150	1,359,294
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28			680	653,927
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	07/13/21			250	258,163
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.600%	06/15/43			1,950	1,801,020
South Carolina Electric & Gas Co.,
First Mortgage
4.600%	06/15/43			2,025	1,983,427

Interest Rate	Maturity Date		Principal Amount (000)		Value
CORPORATE BONDS (continued)
Electric (continued)
Vistra Energy Corp.,
Gtd. Notes
5.875%	06/01/23	(a)		2,400	$2,469,000
7.625%	11/01/24			225	239,906

					25,867,658

Electronics — 0.1%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
0.650%	02/21/20		EUR	900	1,062,073

Engineering & Construction — 0.0%
GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A
4.250%	10/27/27			345	289,444

Entertainment — 0.0%
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes, 144A
4.250%	08/28/22		GBP	250	331,551
4.875%	08/28/25		GBP	125	165,365

					496,916

Food — 0.7%
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25			225	199,125
General Mills, Inc.,
Sr. Unsec’d. Notes
3.200%	04/16/21			1,200	1,193,776
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23			250	246,250
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
5.750%	06/15/25			2,025	1,883,250
7.250%	06/01/21			1,080	1,090,800
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26			1,360	1,224,712
3.375%	06/15/21			1,285	1,287,133
4.375%	06/01/46			400	346,042
5.000%	07/15/35			725	714,204
Kroger Co. (The),
Sr. Unsec’d. Notes
4.450%	02/01/47	(a)		275	250,120

					8,435,412

Forest Products & Paper — 0.2%
International Paper Co.,
Sr. Unsec’d. Notes
6.000%	11/15/41			675	745,278
7.300%	11/15/39			1,000	1,279,171

					2,024,449

Gas — 0.3%
Korea Gas Corp. (South Korea),
Sr. Unsec’d. Notes
4.250%	11/02/20			1,750	1,781,570

SEE NOTES TO FINANCIAL STATEMENTS.

A43

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)		Value
CORPORATE BONDS (continued)
Gas (continued)
NiSource, Inc.,
Sr. Unsec’d. Notes
4.800%	02/15/44			300	$311,477
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43			1,050	1,028,784

					3,121,831

Healthcare-Products — 0.7%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.900%	11/30/21			2,780	2,736,281
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24			3,415	3,280,396
Medtronic, Inc.,
Gtd. Notes
3.500%	03/15/25			1,022	1,011,285
4.375%	03/15/35			1,358	1,404,442

					8,432,404

Healthcare-Services — 1.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37			1,900	2,403,449
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43			385	372,351
CHS/Community Health Systems, Inc.,
Sec’d. Notes, 144A
8.125%	06/30/24	(a)		625	515,234
Cigna Corp.,
Sr. Unsec’d. Notes
4.375%	12/15/20			745	759,610
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25			500	470,625
Fresenius Medical Care U.S. Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20			330	333,317
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25			2,325	2,289,428
5.875%	02/15/26			725	731,344
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22			240	237,416
3.250%	09/01/24			1,495	1,445,363
Select Medical Corp.,
Gtd. Notes
6.375%	06/01/21			1,800	1,824,525
Synlab Bondco PLC (United Kingdom),
Sr. Sec’d. Notes
6.250%	07/01/22		EUR	1,100	1,319,908
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
5.125%	05/01/25			550	522,844

Interest Rate	Maturity Date		Principal Amount (000)		Value
CORPORATE BONDS (continued)
Healthcare-Services (continued)
Sr. Unsec’d. Notes
6.750%	02/01/20			500	$511,250
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.950%	10/15/42			220	208,494

					13,945,158

Home Builders — 0.4%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.
(Canada),
Gtd. Notes, 144A
6.125%	07/01/22			1,000	1,003,750
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27	(a)		975	926,250
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.250%	04/15/21			2,175	2,175,000

					4,105,000

Home Furnishings — 0.1%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26			650	628,875

Housewares — 0.2%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/26	(a)		670	647,257
5.500%	04/01/46			1,200	1,169,633

					1,816,890

Insurance — 1.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/26			2,120	2,051,690
4.500%	07/16/44			1,075	1,001,075
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	04/15/22			500	527,658
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24		EUR	800	953,293
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
6.500%	03/15/35			1,030	1,230,171
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40			405	508,694
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43			350	358,371
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40			130	161,647
Ohio National Financial Services, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/30/20			850	892,409

SEE NOTES TO FINANCIAL STATEMENTS.

A44

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)		Value
CORPORATE BONDS (continued)
Insurance (continued)
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		150	$150,903
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34		1,350	1,634,804
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47		2,310	2,209,127
6.850%	12/16/39		196	259,511
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20		500	522,821
Wand Merger Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	07/15/23		1,250	1,268,750

				13,730,924

Internet — 0.2%
Netflix, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/27	EUR	1,750	2,002,779

Iron/Steel — 0.0%
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.250%	08/10/26		270	292,410

Lodging — 0.3%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/22		1,325	1,304,876
MGM Resorts International,
Gtd. Notes
6.625%	12/15/21		1,325	1,396,219
Studio City Co. Ltd. (Hong Kong),
Sr. Sec’d. Notes
7.250%	11/30/21		300	309,750

				3,010,845

Machinery-Diversified — 0.4%
CNH Industrial Capital LLC,
Gtd. Notes
4.875%	04/01/21		1,050	1,077,562
Rockwell Automation, Inc.,
Sr. Unsec’d. Notes
5.200%	01/15/98		1,100	1,096,536
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21		1,960	2,050,282

				4,224,380

Media — 2.5%
21st Century Fox America, Inc.,
Gtd. Notes
6.900%	08/15/39		65	82,758
7.625%	11/30/28		1,415	1,757,015

Interest Rate	Maturity Date		Principal Amount (000)		Value
CORPORATE BONDS (continued)
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.500%	05/01/26			3,300	$3,200,010
5.875%	04/01/24			800	802,000
5.875%	05/01/27			1,000	976,250
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21			1,425	1,416,251
7.500%	04/01/28	(a)		1,050	1,062,810
7.750%	07/15/25			1,275	1,332,375
Charter Communications Operating LLC/Charter Communications
Operating Capital,
Sr. Sec’d. Notes
6.384%	10/23/35			710	741,955
6.484%	10/23/45			855	901,200
6.834%	10/23/55			225	241,224
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24			2,800	2,652,629
Discovery Communications LLC,
Gtd. Notes
3.950%	03/20/28	(a)		375	355,131
5.000%	09/20/37			290	279,227
5.200%	09/20/47			390	378,278
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes
6.125%	01/31/46	(a)		495	511,103
Liberty Interactive LLC,
Sr. Unsec’d. Notes
8.250%	02/01/30	(a)		2,250	2,386,462
NBCUniversal Media LLC,
Gtd. Notes
4.450%	01/15/43			15	14,180
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.875%	02/15/26			750	918,813
TEGNA, Inc.,
Gtd. Notes, 144A
4.875%	09/15/21			475	473,813
Time Warner Cable LLC,
Sr. Sec’d. Notes
6.750%	07/01/18			2,620	2,620,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes
4.000%	01/15/25		EUR	1,100	1,343,544
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25			1,175	1,085,406
UPCB Finance IV Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
5.375%	01/15/25			1,140	1,083,114
Warner Media LLC,
Gtd. Notes
3.800%	02/15/27			690	651,618

SEE NOTES TO FINANCIAL STATEMENTS.

A45

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)		Value
CORPORATE BONDS (continued)
Media (continued)
Ziggo Secured Finance BV (Netherlands),
Sr. Sec’d. Notes
3.750%	01/15/25	EUR	1,000	$1,151,569

				28,418,735

Mining — 0.2%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43		410	456,707
Goldcorp, Inc. (Canada),
Sr. Unsec’d. Notes
3.625%	06/09/21		825	823,782
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45		235	250,070
6.750%	04/16/40		990	1,137,681

				2,668,240

Miscellaneous Manufacturing — 0.2%
General Electric Co.,
Sub. Notes, MTN
5.300%	02/11/21		340	355,703
Textron, Inc.,
Sr. Unsec’d. Notes
7.250%	10/01/19		2,350	2,462,254

				2,817,957

Multi-National — 0.5%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.000%	05/10/19		440	436,442
2.125%	09/27/21		3,095	2,978,442
4.375%	06/15/22		500	517,245
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes
6.950%	08/01/26		1,500	1,862,255

				5,794,384

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23		1,150	1,151,035

Oil & Gas — 2.3%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.677%(s)	10/10/36		2,000	846,386
6.450%	09/15/36		945	1,092,095
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47		1,000	978,999
CNOOC Finance 2013 Ltd. (China),
Gtd. Notes
3.000%	05/09/23		750	723,098
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47		180	181,464

Interest Rate	Maturity Date	Principal Amount (000)		Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		1,650	$1,779,813
Encana Corp. (Canada),
Sr. Unsec’d. Notes
6.500%	02/01/38		200	234,917
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.950%	07/19/22		390	392,730
Sr. Unsec’d. Notes, 144A
6.510%	03/07/22		1,665	1,765,732
Helmerich & Payne International Drilling Co.,
Gtd. Notes
4.650%	03/15/25		1,500	1,548,768
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
3.875%	04/19/22		1,160	1,140,280
4.750%	04/19/27		200	195,025
Lukoil International Finance BV (Russia),
Gtd. Notes, 144A
6.125%	11/09/20		600	628,500
Noble Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	03/01/41		1,530	1,682,800
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.750%	02/01/29		725	637,369
6.125%	01/17/22		56	56,952
7.375%	01/17/27		405	404,494
8.375%	05/23/21		649	705,139
Gtd. Notes, 144A
5.299%	01/27/25		625	577,500
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22		1,100	1,109,680
5.375%	03/13/22		405	415,328
6.375%	01/23/45		1,015	934,815
6.500%	03/13/27		1,225	1,256,139
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	700	733,671
3.750%	02/21/24	EUR	400	473,664
4.875%	02/21/28	EUR	400	483,895
Gtd. Notes, MTN
6.750%	09/21/47		1,835	1,730,221
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22		1,525	1,481,080
Sinopec Group Overseas Development 2015 Ltd. (China),
Gtd. Notes, 144A
2.500%	04/28/20		1,250	1,231,685
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21		1,000	1,016,500

				26,438,739

SEE NOTES TO FINANCIAL STATEMENTS.

A46

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)	Value
CORPORATE BONDS (continued)
Oil & Gas Services — 0.0%
Cameron International Corp., Gtd. Notes
7.000%	07/15/38		450	$565,595

Packaging & Containers — 0.4%
Ball Corp.,
Gtd. Notes
4.375%	12/15/23		EUR 1,125	1,466,503
Greif Nevada Holdings,
Sr. Unsec’d. Notes, 144A
7.375%	07/15/21		EUR 1,470	2,023,952
WestRock RKT Co.,
Gtd. Notes
4.450%	03/01/19		1,165	1,176,676

				4,667,131

Pharmaceuticals — 1.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25		1,020	987,878
4.500%	05/14/35		1,715	1,669,164
Allergan Funding SCS,
Gtd. Notes
3.800%	03/15/25		415	402,984
4.550%	03/15/35		2,040	1,930,153
Allergan Sales LLC,
Gtd. Notes, 144A
4.875%	02/15/21		1,350	1,389,482
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38		270	265,564
5.050%	03/25/48		655	666,591
5.125%	07/20/45		565	572,503
Endo DAC/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23		625	514,063
Express Scripts Holding Co.,
Gtd. Notes
4.500%	02/25/26		3,690	3,663,251
Mylan NV,
Gtd. Notes
5.250%	06/15/46		990	964,345
Mylan, Inc.,
Gtd. Notes, 144A
4.550%	04/15/28	(a)	800	781,804
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26		3,745	3,431,876
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
6.125%	04/15/25	(a)	325	299,406

				17,539,064

Pipelines — 0.9%
Energy Transfer Partners LP,
Gtd. Notes
6.000%	06/15/48	(a)	285	284,968

Interest Rate	Maturity Date		Principal Amount (000)	Value
CORPORATE BONDS (continued)
Pipelines (continued)
Enterprise Products Operating LLC,
Gtd. Notes
4.900%	05/15/46		2,110	$2,114,136
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38		398	407,135
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.200%	03/15/45		1,000	893,196
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38		970	895,938
5.200%	03/01/47		115	114,267
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22		50	49,500
4.875%	08/15/27		225	222,187
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37		1,250	1,485,170
ONEOK, Inc.,
Gtd. Notes
4.950%	07/13/47		450	438,137
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
4.680%	02/15/45		1,900	1,781,034
Western Gas Partners LP,
Sr. Unsec’d. Notes
5.450%	04/01/44		575	542,154
Williams Partners LP,
Sr. Unsec’d. Notes
4.900%	01/15/45		1,200	1,146,361

				10,374,183

Real Estate Investment Trusts (REITs) — 0.1%
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	03/15/22		325	323,891
Trust F/1401 (Mexico),
Sr. Unsec’d. Notes, 144A
5.250%	12/15/24		1,235	1,216,475

				1,540,366

Retail — 0.5%
Dollar Tree, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
3.055%(c)	04/17/20		950	951,942
Sr. Unsec’d. Notes
4.200%	05/15/28		1,875	1,809,880
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22		1,600	1,624,000
6.625%	04/01/21		551	581,305
PetSmart, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	06/01/25	(a)	675	519,817

				5,486,944

SEE NOTES TO FINANCIAL STATEMENTS.

A47

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)	Value
CORPORATE BONDS (continued)
Savings & Loans — 0.1%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22		1,675	$1,670,738

Semiconductors — 0.7%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.500%	01/15/28		1,460	1,329,519
3.875%	01/15/27		1,850	1,749,827
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.625%	06/01/23		2,675	2,698,406
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25		1,750	1,763,125

				7,540,877

Software — 0.7%
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23		2,225	2,317,515
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	10/01/22		1,162	1,144,393
Infor US, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	08/15/20		1,350	1,366,875
Microsoft Corp.,
Sr. Unsec’d. Notes
4.000%	02/12/55		435	431,563
4.500%	02/06/57		1,430	1,552,309
Oracle Corp.,
Sr. Unsec’d. Notes
4.300%	07/08/34		1,070	1,090,722

				7,903,377

Telecommunications — 1.0%
AT&T Corp.,
Gtd. Notes
8.250%	11/15/31		55	70,541
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25		1,905	1,786,393
4.500%	03/09/48		74	63,795
4.550%	03/09/49		499	431,452
5.250%	03/01/37		680	668,816
5.350%	09/01/40		49	47,822
Bharti Airtel International Netherlands BV (India),
Gtd. Notes, 144A
5.125%	03/11/23		1,305	1,289,284
Sprint Capital Corp.,
Gtd. Notes
6.900%	05/01/19		1,300	1,326,260
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25	(a)	500	510,005

Interest Rate	Maturity Date	Principal Amount (000)		Value
CORPORATE BONDS (continued)
Telecommunications (continued)
T-Mobile USA, Inc.,
Gtd. Notes
6.500%	01/15/26		1,675	$1,727,344
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.500%	08/10/33		990	958,698
Wind Tre SpA (Italy),
Sr. Sec’d. Notes, 144A
2.625%	01/20/23	EUR	675	662,143
3.125%	01/20/25	EUR	1,550	1,466,211

				11,008,764

Textiles — 0.0%
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
3.850%	02/01/23		294	296,729

TOTAL CORPORATE BONDS (cost $429,187,008)				428,117,209

MUNICIPAL BONDS — 1.9%
California — 0.7%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.907%	10/01/50		1,125	1,644,930
State of California,
GO, BABs
7.300%	10/01/39		2,280	3,230,304
7.625%	03/01/40		725	1,069,259
University of California,
Revenue Bonds, BABs
5.770%	05/15/43		1,400	1,727,278

				7,671,771

Colorado — 0.1%
Regional Transportation District,
Revenue Bonds, Series 2010-B, BABs
5.844%	11/01/50		770	1,009,108

Illinois — 0.4%
Chicago O’Hare International Airport,
Revenue Bonds, BABs
6.395%	01/01/40		1,380	1,826,872
State of Illinois,
GO, Series D, BABs
5.000%	11/01/22		2,650	2,801,686

				4,628,558

New Jersey — 0.4%
New Jersey Turnpike Authority,
Revenue Bonds, Series A, BABs
7.102%	01/01/41		1,175	1,653,742
Revenue Bonds, Series F, BABs
7.414%	01/01/40		2,050	2,981,376

				4,635,118

SEE NOTES TO FINANCIAL STATEMENTS.

A48

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)	Value
MUNICIPAL BONDS (continued)
Ohio — 0.1%
Ohio State University (The),
Revenue Bonds, Series C, BABs
4.910%	06/01/40	695	$796,512
Ohio Water Development Authority Water Pollution Control Loan Fund,
Revenue Bonds, BABs
4.879%	12/01/34	450	494,496

			1,291,008

Oregon — 0.1%
State of Oregon Department of Transportation,
Revenue Bonds, Series A, BABs
5.834%	11/15/34	615	757,840

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, Series B, BABs
5.511%	12/01/45	800	983,960

Virginia — 0.0%
University of Virginia,
Revenue Bonds, Taxable, Series C
4.179%	09/01/2117	425	424,069

TOTAL MUNICIPAL BONDS (cost $16,766,923)			21,401,432

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.3%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/19	92	92,540
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700%
3.791%(c)	10/25/27	632	635,122
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600%
3.691%(c)	04/25/28	1,113	1,116,145
CIM Trust,
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%
3.982%(c)	01/25/57	1,845	1,882,121
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	1,508	1,477,206
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	3,124	3,118,860
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
3.466%(cc)	09/25/47	764	720,615
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
3.541%(c)	01/25/29	742	748,044
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN04, Class M3, 1 Month LIBOR + 4.550%
6.641%(c)	10/25/24	282	312,597
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300%
5.391%(c)	10/25/27	3,460	3,864,701
Series 2016-HQA02, Class M2, 1 Month LIBOR + 2.250%
4.341%(c)	11/25/28	895	915,893
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350%
3.441%(c)	03/25/29	760	771,284

Interest Rate	Maturity Date	Principal Amount (000)		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2016-HQA04, Class M2, 1 Month LIBOR + 1.300%
3.391%(c)	04/25/29		1,740	$1,765,210
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A1, 144A, 1 Month LIBOR + 0.140%
2.231%(c)	01/26/37		1,872	1,842,737
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140%
2.231%(c)	01/26/37		1,400	1,335,234
Harborview Mortgage Loan Trust,
Series 2007-04, Class 2A1, 1 Month LIBOR + 0.220%
2.305%(c)	07/19/47		1,765	1,721,792
Lehman XS Trust,
Series 2006-GP04, Class 1A1, 1 Month LIBOR + 0.205%
2.296%(c)	08/25/46		2,456	2,359,129
LSTAR Securities Investment Ltd. (Cayman Islands),
Series 2017-05, Class A, 144A, 1 Month LIBOR + 2.000%
3.983%(c)	05/01/22		2,311	2,312,528
Series 2017-06, Class A, 144A, 1 Month LIBOR + 1.750%
3.732%(c)	09/01/22		1,232	1,235,800
Series 2017-08, Class A, 144A, 1 Month LIBOR + 1.650%
3.633%(c)	11/01/22		956	960,178
Series 2017-09, Class A, 144A, 1 Month LIBOR + 1.550%
3.642%(c)	12/01/22		324	322,872
LSTAR Securities Investment Trust,
Series 2018-02, Class A1, 144A, 1 Month LIBOR + 1.500%
3.482%(c)	04/01/23		711	710,725
MASTR Alternative Loan Trust,
Series 2004-04, Class 4A1
5.000%	04/25/19		6	5,555
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850%
4.941%(c)	02/25/23		740	744,459
Radnor RE Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400%
3.491%(c)	03/25/28		690	689,747
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700%
4.791%(c)	03/25/28		510	510,991
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
3.756%(cc)	02/25/34		607	611,653
Series 2004-18, Class 3A1
4.144%(cc)	12/25/34		3,329	3,251,258
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2016-V1A, Class A1, 144A, 3 Month GBP LIBOR + 1.200%
1.823%(c)	02/20/54	GBP	1,707	2,266,884
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-01, Class 3A
5.000%	03/25/20		71	70,842

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $37,227,931)				38,372,722

SOVEREIGN BONDS — 5.5%
Arab Republic of Egypt (Egypt),
Sr. Unsec’d. Notes, 144A
4.750%	04/16/26	EUR	980	1,050,029

SEE NOTES TO FINANCIAL STATEMENTS.

A49

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)		Value
SOVEREIGN BONDS (continued)
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
2.260%	12/31/38	EUR	300	$204,949
4.625%	01/11/23		1,625	1,430,829
6.875%	04/22/21		1,175	1,157,375
6.875%	01/11/48		500	374,255
7.820%	12/31/33	EUR	958	1,113,248
7.820%	12/31/33	EUR	634	729,243
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		1,105	1,055,275
Gov’t. Gtd. Notes, 144A
5.333%	02/15/28		500	477,500
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		250	249,750
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
7.500%	05/06/21		2,250	2,355,750
Sr. Unsec’d. Notes, 144A
7.500%	05/06/21		600	628,200
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A
6.588%	02/21/28		500	459,611
Hellenic Republic Government Bond (Greece),
Bonds
3.000%	02/24/31	EUR	620	662,698
3.000%	02/24/32	EUR	1,280	1,341,815
3.000%	02/24/34	EUR	640	664,285
3.500%	01/30/23	EUR	4,095	4,864,753
3.750%	01/30/28	EUR	345	396,257
4.200%	01/30/42	EUR	295	314,819
Sr. Unsec’d. Notes, 144A
3.375%	02/15/25	EUR	155	179,313
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	1,500	1,797,211
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	02/21/23		436	461,576
5.375%	03/25/24		290	308,060
5.750%	11/22/23		2,300	2,474,501
6.000%	01/11/19	EUR	715	861,697
6.375%	03/29/21		2,776	2,964,896
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.375%	07/30/25	EUR	1,625	2,040,610
Sr. Unsec’d. Notes, 144A
3.375%	07/30/25	EUR	1,500	1,883,640
Sr. Unsec’d. Notes, MTN
2.875%	07/08/21	EUR	1,225	1,517,795
3.750%	06/14/28	EUR	500	644,463
Iraq International Bond (Iraq),
Unsec’d. Notes, 144A
5.800%	01/15/28		450	403,022
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	09/08/20		1,200	1,173,049

Interest Rate	Maturity Date	Principal Amount (000)		Value
SOVEREIGN BONDS (continued)
2.625%	04/20/22		1,000	$975,648
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
6.625%	02/01/22		1,000	1,101,870
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.750%	03/16/25		450	444,375
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, MTN
5.125%	10/15/24		6,940	7,183,275
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
3.875%	02/15/30	EUR	3,070	4,258,406
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
6.500%	02/15/23		120	109,543
9.950%	06/09/21		1,940	2,000,140
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
5.103%	04/23/48		1,040	1,036,838
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		730	791,607
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.875%	09/16/25		1,020	1,046,928
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	945	1,125,692
Sr. Unsec’d. Notes, MTN
3.875%	10/29/35	EUR	1,000	1,191,209
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
4.000%	04/17/25		675	671,666
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes, 144A
4.750%	03/13/28	EUR	475	516,764
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
2.125%	05/19/20		1,000	982,132
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		600	582,063
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21		500	497,015
7.000%	06/05/20		1,510	1,545,730
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55		470	455,900

TOTAL SOVEREIGN BONDS (cost $63,396,056)				62,757,275

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.1%
Federal Home Loan Mortgage Corp.
5.500%	10/01/33		674	746,757
5.500%	06/01/34		9	10,226
6.000%	11/01/33		223	246,643
6.000%	05/01/34		61	66,676

SEE NOTES TO FINANCIAL STATEMENTS.

A50

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	06/01/34		154	$168,203
6.250%	07/15/32	(k)	830	1,110,844
6.500%	07/01/32		27	29,577
6.500%	07/01/32		31	34,530
6.500%	08/01/32		46	51,264
6.500%	08/01/32		48	53,383
6.500%	08/01/32		52	58,194
6.500%	09/01/32		42	47,192
6.500%	09/01/32		128	142,920
6.750%	03/15/31	(k)	600	819,194
Federal National Mortgage Assoc.
5.500%	02/01/33		19	20,303
5.500%	02/01/33		22	24,149
5.500%	03/01/33		27	29,673
5.500%	03/01/33		58	63,384
5.500%	03/01/33		60	65,105
5.500%	04/01/33		9	9,373
5.500%	04/01/33		35	38,143
5.500%	04/01/33		40	43,298
5.500%	04/01/33		44	47,205
5.500%	07/01/33		37	39,905
5.500%	07/01/33		45	48,400
5.500%	08/01/33		17	18,309
5.500%	02/01/34		36	38,603
5.500%	04/01/34		34	36,398
5.500%	06/01/34		40	43,499
6.000%	10/01/33		4	4,057
6.000%	10/01/33		251	277,620
6.000%	03/01/34		91	99,909
6.000%	02/01/35		239	268,940
6.000%	11/01/36		63	69,801
6.250%	05/15/29	(k)	1,090	1,400,044
6.500%	08/01/32		144	159,277
6.500%	09/01/32		121	133,232
6.500%	09/01/32		209	230,609
6.500%	10/01/32		107	117,904
6.500%	04/01/33		210	233,301
6.500%	11/01/33		5	5,598
6.625%	11/15/30	(k)	530	710,900
7.000%	05/01/32		89	96,882
7.000%	06/01/32		9	9,833
7.125%	01/15/30	(k)	785	1,080,980
Government National Mortgage Assoc.
5.500%	01/15/33		81	88,611
5.500%	02/15/33		59	64,281
5.500%	05/15/33		139	149,334
5.500%	05/15/33		195	209,698
5.500%	06/15/33		212	230,513
5.500%	09/15/33		118	129,628
5.500%	07/15/35		80	87,214
6.000%	12/15/32		153	172,401
6.000%	11/15/33		78	86,786
6.000%	01/15/34		13	14,559
6.000%	06/20/34		402	444,353
6.000%	11/15/34		653	738,642
6.500%	09/15/32		90	98,852
6.500%	09/15/32		220	242,306
6.500%	09/15/32		232	255,688

Interest Rate	Maturity Date		Principal Amount (000)	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.500%	11/15/33		172	$189,231

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $12,199,986)				12,252,334

U.S. TREASURY OBLIGATIONS — 2.4%
U.S. Treasury Bonds
2.500%	05/15/46	(k)	965	876,868
2.750%	08/15/47	(k)	1,950	1,860,803
3.000%	02/15/48	(a)(k)	4,705	4,720,806
U.S. Treasury Notes
1.375%	05/31/21	(h)(k)	7,020	6,774,574
1.875%	04/30/22	(k)	520	504,583
2.125%	05/15/25	(k)	260	248,798
2.250%	02/15/27	(k)	910	868,375
2.875%	05/31/25		3,570	3,583,666
2.875%	05/15/28		3,220	3,226,415
U.S. Treasury Strips Coupon
2.783%(s)	08/15/29	(k)	1,200	863,739
2.878%(s)	05/15/31	(k)	1,200	818,116
3.042%(s)	11/15/35	(k)	2,400	1,427,455
3.202%(s)	08/15/40	(k)	2,400	1,235,101

TOTAL U.S. TREASURY OBLIGATIONS (cost $27,186,610)				27,009,299

		Shares
PREFERRED STOCKS — 0.2%
Banks
Citigroup Capital XIII 8.729%, (Capital Security, fixed to floating preferred)		45,000	1,219,500
State Street Corp. 5.350%, (Capital Security, fixed to floating preferred)		35,000	914,200

TOTAL PREFERRED STOCKS (cost $2,000,000)			2,133,700

TOTAL LONG-TERM INVESTMENTS (cost $1,075,715,640)			1,077,154,633

SHORT-TERM INVESTMENTS — 6.3%
AFFILIATED MUTUAL FUNDS — 6.0%
PGIM Core Short-Term Bond Fund(w)		3,859,661	35,779,054
PGIM Core Ultra Short Bond Fund(w)		16,386,641	16,386,641
PGIM Institutional Money Market Fund (cost $15,776,392; includes $15,752,843 of cash collateral for securities on loan)(b)(w)		15,776,396	15,777,974

TOTAL AFFILIATED MUTUAL FUNDS (cost $68,253,551)			67,943,669

Interest Rate	Maturity Date	Principal Amount (000)
COMMERCIAL PAPER(n) — 0.3%
Ford Motor Credit Co. LLC
3.201%	04/09/19	4,020	3,932,630

(cost $3,922,976)

SEE NOTES TO FINANCIAL STATEMENTS.

A51

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Value
OPTION PURCHASED*~ — 0.0% (cost $29,380)	$$7,395

TOTAL SHORT-TERM INVESTMENTS (cost $72,205,907)	71,883,694

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—100.5% (cost $1,147,921,547)	1,149,038,327

OPTION WRITTEN*~ — (0.0)% (premiums received $62,150)	(38,196)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 100.5% (cost $1,147,859,397)	1,149,000,131
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (0.5)%	(6,169,493)

NET ASSETS — 100.0%	$1,142,830,638

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $6,836,051 and 0.6% of net assets.

~	See tables subsequent to the Schedule of Investments for options detail.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,440,214; cash collateral of $15,752,843 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of June 30, 2018.

(r)	Principal or notional amount is less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)

Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:

Option Purchased:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.30.V1, 06/20/2023 (cost $29,380)	Call	Citigroup Global Markets	09/19/18	$107.50	5.00%(Q)	CDX.NA.HY.30.V1(Q)	11,300	$7,395

Option Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.30.V1, 06/20/2023 (premiums received $62,150)	Put	Citigroup Global Markets	09/19/18	$100.50	5.00%(Q)	CDX.NA.HY.30.V1(Q)	11,300	$(38,196)

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
184	90 day Euro Dollar	Dec. 2020	$44,629,200	$(22,470)

SEE NOTES TO FINANCIAL STATEMENTS.

A52

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
3,368	5 Year U.S. Treasury Notes	Sep. 2018	$382,662,687	$2,382,472
2,640	10 Year U.S. Treasury Notes	Sep. 2018	317,295,000	2,722,097
857	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	136,745,063	4,814,796

				9,896,895

Short Positions:
184	90 day Euro Dollar	Dec. 2021	44,631,500	(3,595)
853	2 Year U.S. Treasury Notes	Sep. 2018	180,689,391	26,305
139	20 Year U.S. Treasury Bonds	Sep. 2018	20,155,000	(387,887)

				(365,177)

				$9,531,718

Cash of $2,140,000 and securities with a combined market value of $5,719,400 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at June 30, 2018.

Forward foreign currency exchange contracts outstanding at June 30, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 07/03/18	Citigroup Global Markets	BRL	2,113	$569,645	$544,937	$—	$(24,708)
Expiring 07/03/18	Citigroup Global Markets	BRL	1,862	490,437	480,321	—	(10,116)
Expiring 08/02/18	Goldman Sachs & Co.	BRL	1,760	454,874	452,306	—	(2,568)
Euro,
Expiring 07/26/18	Goldman Sachs & Co.	EUR	898	1,051,818	1,050,477	—	(1,341)

				$2,566,774	$2,528,041	—	(38,733)

Forward foreign currency exchange contracts outstanding at June 30, 2018:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/12/18	Bank of America	AUD	559	$430,808	$413,973	$16,835	$—
Brazilian Real,
Expiring 07/03/18	Goldman Sachs & Co.	BRL	1,760	456,313	453,939	2,374	—
British Pound,
Expiring 07/26/18	Bank of America	GBP	3,357	4,704,780	4,435,964	268,816	—
Euro,
Expiring 07/26/18	Bank of America	EUR	265	310,049	310,071	—	(22)
Expiring 07/26/18	JPMorgan Chase	EUR	582	683,163	680,821	2,342	—
Expiring 07/26/18	Toronto Dominion	EUR	44,206	54,399,144	51,724,698	2,674,446	—
Expiring 07/26/18	UBS AG	EUR	21	25,775	24,750	1,025	—
South African Rand,
Expiring 09/11/18	JPMorgan Chase	ZAR	8,074	614,666	582,885	31,781	—

				$61,624,698	$58,627,101	2,997,619	(22)

						$2,997,619	$(38,755)

SEE NOTES TO FINANCIAL STATEMENTS.

A53

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Credit default swap agreements outstanding at June 30, 2018:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^:
Banc of America Commercial Mortgage Trust	07/26/18	1.500%(M)	75	8.111%	$85	$—	$85	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	07/26/18	1.500%(M)	32	6.802%	36	—	36	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	07/26/18	1.500%(M)	22	6.780%	25	—	25	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	07/27/18	1.500%(M)	379	1.684%	428	—	428	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	07/27/18	1.500%(M)	317	13.575%	359	—	359	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	07/27/18	1.500%(M)	234	9.848%	264	—	264	Goldman Sachs & Co.
Chase Mortgage	07/27/18	1.500%(M)	148	*	44	—	44	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	07/26/18	1.500%(M)	94	6.940%	107	—	107	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	07/26/18	1.500%(M)	74	4.670%	84	—	84	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	07/26/18	1.500%(M)	34	4.180%	39	—	39	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	07/26/18	1.500%(M)	24	6.780%	27	—	27	Goldman Sachs & Co.
Citigroup Mortgage Loan Trust	07/27/18	1.500%(M)	71	*	80	—	80	Goldman Sachs & Co.
COMM Mortgage Trust	07/26/18	1.500%(M)	128	8.703%	146	—	146	Goldman Sachs & Co.
COMM Mortgage Trust	07/26/18	1.500%(M)	108	4.550%	123	—	123	Goldman Sachs & Co.
COMM Mortgage Trust	07/26/18	1.500%(M)	107	*	122	—	122	Goldman Sachs & Co.
COMM Mortgage Trust	07/26/18	1.500%(M)	91	*	104	—	104	Goldman Sachs & Co.
COMM Mortgage Trust	07/26/18	1.500%(M)	82	6.780%	93	—	93	Goldman Sachs & Co.
COMM Mortgage Trust	07/26/18	1.500%(M)	64	2.427%	73	—	73	Goldman Sachs & Co.
COMM Mortgage Trust	07/26/18	1.500%(M)	45	6.639%	51	—	51	Goldman Sachs & Co.
COMM Mortgage Trust	07/26/18	1.500%(M)	42	7.460%	48	—	48	Goldman Sachs & Co.
COMM Mortgage Trust	07/26/18	1.500%(M)	36	*	41	—	41	Goldman Sachs & Co.
Equity One Home Equity	07/27/18	1.500%(M)	175	*	198	—	198	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	07/26/18	1.500%(M)	176	*	200	—	200	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	07/26/18	1.500%(M)	98	*	111	—	111	Goldman Sachs & Co.
First Franklin Home Equity	07/27/18	1.500%(M)	276	*	82	—	82	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/26/18	1.500%(M)	239	5.373%	272	—	272	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/26/18	1.500%(M)	116	4.670%	132	—	132	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/26/18	1.500%(M)	66	7.460%	75	—	75	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/26/18	1.500%(M)	63	4.686%	72	—	72	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/26/18	1.500%(M)	58	0.496%	66	—	66	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/26/18	1.500%(M)	45	*	51	—	51	Goldman Sachs & Co.
GSAMP Home Equity	07/27/18	1.500%(M)	87	*	98	—	98	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	07/26/18	1.500%(M)	135	9.634%	154	—	154	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	07/26/18	1.500%(M)	109	*	124	—	124	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	07/26/18	1.500%(M)	37	4.746%	42	—	42	Goldman Sachs & Co.
Lehman Home Equity	07/27/18	1.500%(M)	277	12.276%	313	—	313	Goldman Sachs & Co.
Long Beach Home Equity	07/27/18	1.500%(M)	128	*	145	—	145	Goldman Sachs & Co.
Morgan Stanley BAML Trust	07/26/18	1.500%(M)	161	6.940%	183	—	183	Goldman Sachs & Co.
Morgan Stanley BAML Trust	07/26/18	1.500%(M)	99	7.460%	113	—	113	Goldman Sachs & Co.
Morgan Stanley BAML Trust	07/26/18	1.500%(M)	62	2.539%	71	—	71	Goldman Sachs & Co.
Morgan Stanley BAML Trust	07/26/18	1.500%(M)	51	2.539%	58	—	58	Goldman Sachs & Co.
Morgan Stanley BAML Trust	07/26/18	1.500%(M)	46	6.728%	52	—	52	Goldman Sachs & Co.
Morgan Stanley BAML Trust	07/26/18	1.500%(M)	41	1.175%	47	—	47	Goldman Sachs & Co.
Morgan Stanley BAML Trust	07/26/18	1.500%(M)	24	10.400%	27	—	27	Goldman Sachs & Co.
Morgan Stanley Home Equity	07/27/18	1.500%(M)	369	*	417	—	417	Goldman Sachs & Co.
Morgan Stanley Home Equity	07/27/18	1.500%(M)	152	1.498%	171	—	171	Goldman Sachs & Co.

SEE NOTES TO FINANCIAL STATEMENTS.

A54

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (continued):
New Century Home Equity	07/27/18	1.500%(M)	432	*	$488	$—	$488	Goldman Sachs & Co.
New Century Home Equity	07/27/18	1.500%(M)	122	14.574%	138	—	138	Goldman Sachs & Co.
Option One Home Equity	07/27/18	1.500%(M)	225	8.042%	254	—	254	Goldman Sachs & Co.
Wells Fargo Commercial Mortgage
Trust	07/26/18	1.500%(M)	37	6.780%	42	—	42	Goldman Sachs & Co.
Wells Fargo Commercial Mortgage
Trust	07/26/18	1.500%(M)	23	6.780%	26	—	26	Goldman Sachs & Co.

					$6,601	$—	$6,601

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues—Sell Protection(2):
General Motors Co.	06/20/19	5.000%(Q)	1,925	0.111%	$216,698	$94,338	$ (122,360)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1):
United Mexican States	06/20/23	1.000%(Q)	655	$9,826	$10,327	$(501)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	220	3,300	3,884	(584)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	220	3,300	3,566	(266)	Citigroup Global Markets

				$16,426	$17,777	$(1,351)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Hellenic Republic	06/20/22	1.000%(Q)	1,020	3.178%	$(78,092)	$(176,063)	$97,971	Citigroup Global Markets
Hellenic Republic	06/20/22	1.000%(Q)	260	3.178%	(19,906)	(46,150)	26,244	Goldman Sachs & Co.
Hellenic Republic	06/20/24	1.000%(Q)	500	3.639%	(64,327)	(108,125)	43,798	Barclays Capital Group
Kingdom of Spain	06/20/23	1.000%(Q)	940	0.704%	13,073	10,222	2,851	Citigroup Global Markets
Kingdom of Spain	06/20/23	1.000%(Q)	1,870	0.704%	26,007	21,646	4,361	Goldman Sachs & Co.
Petroleos Mexicanos	06/20/23	1.000%(Q)	545	2.427%	(34,268)	(36,167)	1,899	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	185	2.427%	(11,632)	(12,581)	949	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	185	2.427%	(11,632)	(12,353)	721	Citigroup Global Markets
Republic of Brazil	09/20/18	1.000%(Q)	5,000	0.863%	3,096	11,729	(8,633)	BNP Paribas
Republic of Italy	09/20/20	1.000%(Q)	5,650	1.815%	(95,962)	26,213	(122,175)	JPMorgan Chase

					$(273,643)	$(321,629)	$47,986

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices—Buy Protection(1):
CDX.NA.IG.29.V1	12/20/27	1.000%(Q)	5,957	$(3,051)	$37,737	$40,788

SEE NOTES TO FINANCIAL STATEMENTS.

A55

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices—Buy Protection(1):
CMBX.NA.10.AAA	11/17/59	0.500%(M)	6,000	$26,593	$68,926	$(42,333)	Deutsche Bank AG

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	650	*	$7,232	$(2,368)	$9,600	Deutsche Bank AG
CMBX.NA.6.AA	05/11/63	1.500%(M)	3,000	*	$33,375	(1,485)	34,860	Goldman Sachs & Co.

					$40,607	$(3,853)	$44,460

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. The implied credit spread is not readily available.

Currency swap agreements outstanding at June 30, 2018:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
1,003	3 Month LIBOR(Q)	EUR	900	(0.613)%(A)	JPMorgan Chase	02/22/20	$(39,680)	$—	$(39,680)

SEE NOTES TO FINANCIAL STATEMENTS.

A56

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Forward rate agreements outstanding at June 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums	Unrealized Appreciation (Depreciation)	Counterparty
OTC Forward Rate Agreements^:
264,300	07/26/18	3.988%(T)	CMM 102(1)(T)	$—	$—	$—	Citigroup Global Markets
264,300	07/26/18	2.820%(T)	CMS(1)(T)	—	—	—	Citigroup Global Markets

				$—	$—	$—

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Inflation swap agreements outstanding at June 30, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciaton (Depreciation)
	Centrally Cleared Inflation Swap Agreements:
EUR	4,060	08/15/22	1.240%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$(58,770)	$(58,770)
EUR	3,750	09/15/22	1.260%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(52,167)	(52,167)
EUR	2,035	08/15/27	1.415%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	41,559	41,559
EUR	1,825	09/15/27	1.438%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	33,847	33,847
GBP	1,010	08/15/42	3.520%(T)	U.K. Retail Price Index(2)(T)	(3,722)	42,972	46,694
GBP	350	08/15/47	3.469%(T)	U.K. Retail Price Index(1)(T)	—	(15,654)	(15,654)
GBP	190	10/15/47	3.535%(T)	U.K. Retail Price Index(2)(T)	—	20,268	20,268
GBP	255	08/15/57	3.363%(T)	U.K. Retail Price Index(1)(T)	—	(27,086)	(27,086)
GBP	120	10/15/57	3.418%(T)	U.K. Retail Price Index(1)(T)	—	(22,817)	(22,817)
	3,650	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	85	(87,287)	(87,372)

					$(3,637)	$(125,135)	$(121,498)

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at June 30, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciaton (Depreciation)
	Centrally Cleared Interest Rate Swap Agreements:
BRL	21,376	01/04/21	8.660%(T)	1 Day BROIS(2)(T)	$—	$(6,625)	$(6,625)
BRL	35,249	01/04/21	8.670%(T)	1 Day BROIS(2)(T)	—	(7,744)	(7,744)
BRL	18,970	01/04/21	9.350%(T)	1 Day BROIS(1)(T)	—	(117,440)	(117,440)
BRL	18,735	01/04/21	9.470%(T)	1 Day BROIS(1)(T)	—	(137,895)	(137,895)
BRL	12,798	01/04/21	10.000%(T)	1 Day BROIS(2)(T)	—	153,207	153,207
BRL	8,070	01/04/21	10.050%(T)	1 Day BROIS(2)(T)	—	100,478	100,478
BRL	12,351	01/04/21	10.250%(T)	1 Day BROIS(2)(T)	—	178,916	178,916
BRL	25,346	01/04/21	10.300%(T)	1 Day BROIS(2)(T)	—	379,624	379,624
BRL	6,412	01/02/23	9.260%(T)	1 Day BROIS(1)(T)	—	74,923	74,923
BRL	10,735	01/02/23	9.280%(T)	1 Day BROIS(1)(T)	—	128,600	128,600
BRL	10,680	01/02/25	9.570%(T)	1 Day BROIS(2)(T)	—	(293,576)	(293,576)
BRL	17,593	01/02/25	9.685%(T)	1 Day BROIS(2)(T)	—	(451,257)	(451,257)
BRL	7,875	01/02/25	9.920%(T)	1 Day BROIS(2)(T)	—	(150,366)	(150,366)
BRL	7,815	01/02/25	10.040%(T)	1 Day BROIS(2)(T)	—	(129,336)	(129,336)
EUR	9,735	05/11/19	(0.144)%(A)	6 Month EURIBOR(1)(S)	(17,481)	(13,046)	4,435
EUR	1,420	05/11/21	0.100%(A)	6 Month EURIBOR(1)(S)	(3,472)	(8,395)	(4,923)
EUR	8,125	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	(12,751)	(28,901)	(16,150)
EUR	4,650	05/11/23	0.650%(A)	6 Month EURIBOR(1)(S)	(41,668)	(115,088)	(73,420)
EUR	2,620	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	15,866	(5,581)	(21,447)
EUR	2,110	05/11/25	0.650%(A)	6 Month EURIBOR(1)(S)	(9,274)	(25,562)	(16,288)
EUR	3,815	05/11/26	0.750%(A)	6 Month EURIBOR(1)(S)	(5,567)	(43,945)	(38,378)
EUR	4,730	05/11/28	0.750%(A)	6 Month EURIBOR(1)(S)	194,883	51,809	(143,074)

SEE NOTES TO FINANCIAL STATEMENTS.

A57

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (continued):
EUR	2,640	02/15/30	1.124%(A)	6 Month EURIBOR(1)(S)	$(631)	$(54,501)	$(53,870)
EUR	1,640	05/11/30	0.850%(A)	6 Month EURIBOR(1)(S)	60,675	38,174	(22,501)
EUR	2,410	05/11/33	1.000%(A)	6 Month EURIBOR(1)(S)	144,652	84,133	(60,519)
EUR	5	05/11/35	1.050%(A)	6 Month EURIBOR(1)(S)	357	227	(130)
EUR	1,240	05/11/36	1.050%(A)	6 Month EURIBOR(1)(S)	102,375	66,906	(35,469)
EUR	230	05/11/37	1.253%(A)	6 Month EURIBOR(1)(S)	10,208	4,704	(5,504)
EUR	6,100	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	80,642	80,642
EUR	6,100	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(74,624)	(74,624)
EUR	195	05/11/42	1.350%(A)	6 Month EURIBOR(1)(S)	6,978	3,563	(3,415)
EUR	1,140	01/26/48	1.853%(A)	3 Month EURIBOR(2)(Q)	—	15,844	15,844
EUR	1,140	01/26/48	1.863%(A)	6 Month EURIBOR(1)(S)	—	(15,729)	(15,729)
EUR	3,920	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	7,688	7,688
EUR	3,920	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	(8,524)	(8,524)
GBP	1,995	05/08/21	0.716%(S)	6 Month GBP LIBOR(1)(S)	23,776	30,359	6,583
GBP	5,010	10/30/32	1.633%(S)	6 Month GBP LIBOR(2)(S)	1,183	26,903	25,720
GBP	2,810	10/30/47	1.680%(S)	6 Month GBP LIBOR(1)(S)	—	(55,108)	(55,108)
	45,150	09/30/18	0.655%(A)	1 Day USOIS(1)(A)	253	425,069	424,816
	22,510	09/30/18	0.747%(A)	1 Day USOIS(1)(A)	200	190,958	190,758
	14,465	10/07/18	1.253%(A)	1 Day USOIS(1)(A)	—	53,209	53,209
	55,120	11/17/18	1.080%(T)	1 Day USOIS(1)(T)	274	358,523	358,249
	82,865	11/18/18	0.911%(A)	1 Day USOIS(1)(A)	(4,269)	678,535	682,804
	92,210	02/15/19	1.820%(T)	1 Day USOIS(1)(T)	—	107,272	107,272
	14,618	03/31/19	1.431%(A)	1 Day USOIS(1)(A)	—	87,829	87,829
	14,825	03/31/19	1.431%(A)	1 Day USOIS(1)(A)	—	89,184	89,184
	6,015	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	—	42,086	42,086
	28,605	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(13,976)	192,247	206,223
	11,650	07/14/19	1.428%(A)	1 Day USOIS(1)(A)	—	92,601	92,601
	28,185	09/08/19	1.290%(A)	1 Day USOIS(1)(A)	—	359,833	359,833
	36,580	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	10,331	238,417	228,086
	116,905	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	328,612	820,529	491,917
	46,220	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	14,346	236,775	222,429
	25,810	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	280	91,549	91,269
	66,255	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	7,124	140,200	133,076
	22,890	03/08/20	2.157%(A)	1 Day USOIS(1)(A)	—	47,291	47,291
	1,515	03/28/20	2.190%(A)	1 Day USOIS(1)(A)	(78)	3,092	3,170
	16,870	03/31/20	2.295%(A)	1 Day USOIS(1)(A)	4,272	22,906	18,634
	35,490	03/31/20	2.369%(A)	1 Day USOIS(1)(A)	(7,669)	3,795	11,464
	29,440	04/24/20	2.311%(A)	1 Day USOIS(1)(A)	—	9,442	9,442
	13,600	07/17/20	1.521%(A)	1 Day USOIS(1)(A)	—	228,308	228,308
	1,895	09/27/21	2.330%(A)	1 Day USOIS(1)(A)	(526)	6,074	6,600
	5,260	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	25,754	25,754
	4,490	09/27/22	2.360%(A)	1 Day USOIS(1)(A)	53	17,845	17,792
	6,920	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	16,359	244,872	228,513
	16,137	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(17,628)	538,632	556,260
	19,590	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(27,672)	616,141	643,813
	3,650	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	139,571	139,571
	11,070	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	393,319	393,319
	88,455	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	297,704	3,133,924	2,836,220
	29,940	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	102,544	1,050,701	948,157
	34,400	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	120,852	1,124,278	1,003,426
	3,900	02/14/25	—(3)	—(3)	—	3,424	3,424
	6,025	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	5,664	20,290	14,626
	2,040	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(16,608)	(16,608)
	15,934	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	211,227	852,754	641,527
	6,555	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	7,830	310,912	303,082
	2,515	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	105,782	105,782
	7,480	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(5,086)	251,834	256,920
	5,020	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	239,638	239,638

SEE NOTES TO FINANCIAL STATEMENTS.

A58

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (continued):
3,295	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	$—	$183,288	$183,288
2,095	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	102,472	102,472
9,930	05/03/32	2.434%(S)	3 Month LIBOR(2)(Q)	—	(600,661)	(600,661)
15,525	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(102,774)	(1,279,516)	(1,176,742)
7,865	05/03/37	2.508%(S)	3 Month LIBOR(1)(Q)	—	529,369	529,369
3,815	03/16/38	2.987%(S)	3 Month LIBOR(2)(Q)	—	46,130	46,130
2,905	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	203	587,655	587,452
3,090	10/04/42	2.527%(S)	3 Month LIBOR(2)(Q)	—	(233,718)	(233,718)
580	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	30,761	30,761
1,835	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	183	407,348	407,165
2,720	10/04/47	2.536%(S)	3 Month LIBOR(1)(Q)	—	221,260	221,260
2,865	03/16/48	2.970%(S)	3 Month LIBOR(1)(Q)	—	(45,528)	(45,528)
1,100	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	87,975	87,975
1,020	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	64,311	64,311

				$1,418,742	$13,363,390	$11,944,648

Cash of $784,000 and securities with a combined market value of $15,298,690 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at June 30, 2018.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

(3)	The Portfolio pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Day USOIS plus 38.25 bps quarterly.

Total return swap agreements outstanding at June 30, 2018:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC Total Return Swap Agreement:
Credit Suisse First Boston Corp.	1/12/41	2,984	Pay monthly variable payments based on 1 Month LIBOR and receive fixed payments based on IOS.FN30.450.10 Index	$(12,549)	$(9,113)	$(3,436)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balance Reported in the Statement of Assets and Liabilities for OTC Swap Agreements Table:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$156,513	$(404,405)	$229,855	$(217,608)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A59

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$1,996,999	$—
Collateralized Loan Obligations	—	222,008,686	—
Consumer Loans	—	26,394,375	—
Home Equity Loans	—	23,774,464	—
Residential Mortgage-Backed Securities	—	23,610,350	6,829,450
Student Loans	—	4,592,480	—
Bank Loans	—	10,312,283	—
Commercial Mortgage-Backed Securities	—	165,591,575	—
Corporate Bonds	—	428,117,209	—
Municipal Bonds	—	21,401,432	—
Residential Mortgage-Backed Securities	—	38,372,722	—
Sovereign Bonds	—	62,757,275	—
U.S. Government Agency Obligations	—	12,252,334	—
U.S. Treasury Obligations	—	27,009,299	—
Preferred Stocks	2,133,700	—	—
Affiliated Mutual Funds	67,943,669	—	—
Commercial Paper	—	3,932,630	—
Option Purchased	—	7,395	—
Option Written	—	(38,196)	—
Other Financial Instruments*
Futures Contracts	9,531,718	—	—
OTC Forward Foreign Currency Exchange Contracts	—	2,958,864	—
Centrally Cleared Credit Default Swap Agreements	—	(81,572)	—
OTC Credit Default Swap Agreements	—	(190,017)	6,601
OTC Currency Swap Agreement	—	(39,680)	—
OTC Forward Rate Swap Agreements	—	—	—
Centrally Cleared Inflation Swap Agreements	—	(121,498)	—
Centrally Cleared Interest Rate Swap Agreements	—	11,944,648	—
OTC Total Return Swap Agreement	—	(12,549)	—

Total	$79,609,087	$1,086,551,508	$6,836,051

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Collateralized Loan Obligations	19.4%
Commercial Mortgage-Backed Securities	14.5
Banks	11.7
Residential Mortgage-Backed Securities	5.9
Affiliated Mutual Funds (1.4% represents investments purchased with collateral from securities on loan)	6.0
Sovereign Bonds	5.5
Media	2.5
U.S. Treasury Obligations	2.4
Oil & Gas	2.3
Consumer Loans	2.3
Electric	2.3
Home Equity Loans	2.1
Municipal	1.9
Pharmaceuticals	1.5
Healthcare-Services	1.3
Chemicals	1.3

Insurance	1.2%
U.S. Government Agency Obligations	1.1
Telecommunications	1.0
Food	0.9
Pipelines	0.9
Auto Manufacturers	0.9
Healthcare-Products	0.7
Software	0.7
Semiconductors	0.7
Diversified Financial Services	0.6
Airlines	0.6
Retail	0.6
Multi-National	0.5
Aerospace & Defense	0.5
Commercial Services	0.4
Auto Parts & Equipment	0.4
Packaging & Containers	0.4

SEE NOTES TO FINANCIAL STATEMENTS.

A60

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Industry Classification (continued):

Student Loans	0.4%
Technology	0.4
Machinery-Diversified	0.4
Home Builders	0.4
Commercial Paper	0.3
Agriculture	0.3
Building Materials	0.3
Gas	0.3
Lodging	0.3
Miscellaneous Manufacturing	0.2
Mining	0.2
Apparel	0.2
Forest Products & Paper	0.2
Internet	0.2
Automobiles	0.2
Biotechnology	0.2
Housewares	0.2
Savings & Loans	0.1
Real Estate Investment Trusts (REITs)	0.1
Beverages	0.1

Office/Business Equipment	0.1%
Electronics	0.1
Oil, Gas & Coal	0.1
Computers	0.1
Home Furnishings	0.1
Oil & Gas Services	0.0	*
Entertainment	0.0	*
Textiles	0.0	*
Iron/Steel	0.0	*
Engineering & Construction	0.0	*
Option Purchased	0.0	*
Option Written	0.0	*

	100.5
Liabilities in excess of other assets	(0.5)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker — variation margin swaps	$40,788	*	Due from/to broker — variation margin swaps	$122,360	*
Credit contracts	Premiums paid for OTC swap agreements	156,513		Premiums received for OTC swap agreements	395,292
Credit contracts	Unaffiliated investments	7,395		Options written outstanding, at value	38,196
Credit contracts	Unrealized appreciation on OTC swap agreements	229,855		Unrealized depreciation on OTC swap agreements	174,492
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	2,997,619		Unrealized depreciation on OTC forward foreign currency exchange contracts	38,755
Interest rate contracts	Due from/to broker — variation margin futures	9,945,670	*	Due from/to broker — variation margin futures	413,952	*
Interest rate contracts	Due from/to broker — variation margin swaps	16,103,585	*	Due from/to broker — variation margin swaps	4,280,435	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	9,113
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	43,116

		$29,481,425			$5,515,711

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A61

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Contracts	Swaps
Credit contracts	$(79,600)	$248,096	$—	$—	$104,321
Foreign exchange contracts	—	—	—	(1,281,417)	—
Interest rate contracts	(641,200)	633,805	(27,682,846)	—	5,308,367

Total	$(720,800)	$881,901	$(27,682,846)	$(1,281,417)	$5,412,688

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Contracts	Swaps
Credit contracts	$(19,833)	$(110,267)	$—	$—	$149,249
Foreign exchange contracts	—	—	—	3,835,753	—
Interest rate contracts	294,459	(259,584)	10,638,014	—	5,821,014

Total	$274,626	$(369,851)	$10,638,014	$3,835,753	$5,970,263

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A62

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(3)	Futures Contracts- Long Positions(3)	Futures Contracts- Short Positions(3)	Forward Foreign Currency Exchange Contracts-Purchased(2)
$478,188	$210,362,288	$886,422,702	$274,050,739	$4,310,890

Forward Foreign Currency Exchange Contracts-Sold(2)	Forward Rate Agreements(3)	Inflation Swap Agreements(3)	Interest Rate Swap Agreements(3)	Credit Default Swap Agreements- Buy Protection(3)
$64,222,111	$176,200,000	$23,284,374	$1,500,585,207	$12,984,000

Credit Default Swap Agreements- Sell Protection(3)		Currency Swap Agreements(3)	Total Return Swap Agreements(3)
$35,636,000		$14,462,333	$3,120,667

(1)	Cost.

(2)	Value at Settlement Date.

(3)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivative and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$15,440,214	$(15,440,214)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America	$285,651	$(22)	$285,629	$—	$285,629
Barclays Capital Group	43,798	(108,125)	(64,327)	—	(64,327)
BNP Paribas	11,729	(8,633)	3,096	—	3,096
Citigroup Global Markets	139,785	(311,535)	(171,750)	70,000	(101,750)
Credit Suisse First
Boston Corp.	—	(12,549)	(12,549)	—	(12,549)
Deutsche Bank AG	78,526	(44,701)	33,825	—	33,825
Goldman Sachs & Co.	96,086	(51,544)	44,542	—	44,542
JPMorgan Chase	60,336	(161,855)	(101,519)	—	(101,519)
Toronto Dominion	2,674,446	—	2,674,446	(2,674,446)	—
UBS AG	1,025	—	1,025	—	1,025

	$3,391,382	$(698,964)	$2,692,418	$(2,604,446)	$87,972

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A63

DIVERSIFIED BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2018

ASSETS
Investments at value, including securities on loan of $15,440,214:
Unaffiliated investments (cost $1,079,667,996)	$1,081,094,658
Affiliated investments (cost $68,253,551)	67,943,669
Cash	44,049
Foreign currency, at value (cost $2,724,499)	2,724,366
Deposit with broker for futures	2,140,000
Cash segregated for counterparty — OTC	70,000
Deposit with broker for centrally cleared swaps	784,000
Dividends and interest receivable	9,469,980
Unrealized appreciation on OTC forward foreign currency exchange contracts	2,997,619
Receivable for investments sold	1,252,648
Unrealized appreciation on OTC swap agreements	229,855
Premiums paid for OTC swap agreements	156,513
Due from broker-variation margin swaps	124,905
Receivable for Series shares sold	88,078
Tax reclaim receivable	39,208
Prepaid expenses	1,183

Total Assets	1,169,160,731

LIABILITIES
Payable to broker for collateral for securities on loan	15,752,843
Payable for investments purchased	9,117,266
Premiums received for OTC swap agreements	404,405
Management fee payable.	374,265
Unrealized depreciation on OTC swap agreements	217,608
Accrued expenses and other liabilities	168,192
Due to broker-variation margin futures	113,712
Payable for Series shares repurchased	103,871
Unrealized depreciation on OTC forward foreign currency exchange contracts	38,755
Options written outstanding, at value (proceeds received $62,150)	38,196
Affiliated transfer agent fee payable	980

Total Liabilities	26,330,093

NET ASSETS	$1,142,830,638

Net assets were comprised of:
Partners Equity	$1,142,830,638

Net asset value and redemption price per share $1,142,830,638 / 88,458,286 outstanding shares of beneficial interest	$12.92

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2018

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $156 foreign withholding tax)	$20,536,724
Affiliated dividend income	720,013
Unaffiliated dividend income	68,561
Income from securities lending, net (including affiliated income of $37,584)	44,279

Total income	21,369,577

EXPENSES
Management fee	2,260,451
Custodian and accounting fees	88,476
Shareholders’ reports	61,511
Audit fee	26,593
Trustees’ fees	10,057
Legal fees and expenses	6,182
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	16,005

Total expenses	2,474,572

NET INVESTMENT INCOME (LOSS)	18,895,005

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,202,474))	(365,040)
Futures transactions	(27,682,846)
Forward currency contract transactions	(1,281,417)
Options written transactions	881,901
Swap agreements transactions	5,412,688
Foreign currency transactions	(161,679)

(23,196,393)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,143,418)	(35,336,024)
Futures	10,638,014
Forward currency contracts	3,835,753
Options written	(369,851)
Swap agreements	5,970,263
Foreign currencies	128,990

(15,132,855)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(38,329,248)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(19,434,243)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$18,895,005	$36,839,384
Net realized gain (loss) on investment and foreign currency transactions	(23,196,393)	17,744,973
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(15,132,855)	20,986,202

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(19,434,243)	75,570,559

SERIES SHARE TRANSACTIONS
Series shares sold [5,956,990 and 8,208,158 shares, respectively]	77,246,847	106,613,787
Series shares repurchased [4,655,630 and 10,992,821 shares, respectively]	(60,080,083)	(141,664,847)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	17,166,764	(35,051,060)

TOTAL INCREASE (DECREASE)	(2,267,479)	40,519,499
NET ASSETS:
Beginning of period	1,145,098,117	1,104,578,618

End of period	$1,142,830,638	$1,145,098,117

SEE NOTES TO FINANCIAL STATEMENTS.

A64

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 95.4%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 3.7%
Boeing Co. (The)	390,413	$130,987,466
United Technologies Corp.	304,499	38,071,510

		169,058,976

Air Freight & Logistics — 1.3%
FedEx Corp.	267,139	60,656,581

Automobiles — 1.1%
Tesla, Inc.*(a)	145,856	50,021,315

Banks — 8.8%
Bank of America Corp.	2,339,339	65,945,966
BB&T Corp.	1,188,642	59,955,103
Citigroup, Inc.	706,606	47,286,074
JPMorgan Chase & Co.	1,668,119	173,818,000
PNC Financial Services Group, Inc. (The)	360,304	48,677,070

		395,682,213

Beverages — 0.6%
Constellation Brands, Inc. (Class A Stock)	118,146	25,858,615

Biotechnology — 0.6%
BioMarin Pharmaceutical, Inc.*	273,588	25,771,990

Building Products — 0.5%
Johnson Controls International PLC	635,801	21,267,543

Capital Markets — 0.8%
Goldman Sachs Group, Inc. (The)	155,513	34,301,502

Chemicals — 1.5%
DowDuPont, Inc.	572,874	37,763,854
FMC Corp.	343,464	30,640,423

		68,404,277

Communications Equipment — 1.1%
Cisco Systems, Inc.	1,110,092	47,767,259

Consumer Finance — 1.5%
Capital One Financial Corp.	410,023	37,681,114
SLM Corp.*	2,678,543	30,669,317

		68,350,431

Containers & Packaging — 0.5%
Sealed Air Corp.	557,252	23,655,347

Electric Utilities — 2.1%
American Electric Power Co., Inc.	761,271	52,718,017
Exelon Corp.	1,012,147	43,117,462

		95,835,479

Electrical Equipment — 0.7%
Emerson Electric Co.	484,436	33,493,905

Electronic Equipment, Instruments & Components — 0.7%
Flex Ltd.*	2,207,482	31,147,571

Energy Equipment & Services — 1.0%
Halliburton Co.	952,991	42,941,774

Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp.	315,114	45,429,985

COMMON STOCKS (continued)	Shares	Value
Food & Staples Retailing — 2.1%
Costco Wholesale Corp.	207,538	$43,371,291
Walmart, Inc.	582,642	49,903,288

		93,274,579

Food Products — 1.6%
Conagra Brands, Inc.(a)	976,938	34,905,995
Mondelez International, Inc. (Class A Stock)	917,948	37,635,868

		72,541,863

Health Care Equipment & Supplies — 0.8%
Zimmer Biomet Holdings, Inc.	338,011	37,667,946

Health Care Providers & Services — 2.3%
Laboratory Corp. of America Holdings*	236,436	42,447,355
UnitedHealth Group, Inc.	242,635	59,528,071

		101,975,426

Hotels, Restaurants & Leisure — 2.4%
Carnival Corp.	372,907	21,371,300
Marriott International, Inc. (Class A Stock)	430,782	54,537,001
McDonald’s Corp.	215,586	33,780,171

		109,688,472

Insurance — 1.9%
Brighthouse Financial, Inc.*	381,877	15,301,811
Chubb Ltd.	332,032	42,174,705
MetLife, Inc.	628,652	27,409,227

		84,885,743

Internet & Direct Marketing Retail — 6.6%
Amazon.com, Inc.*	83,559	142,033,588
Booking Holdings, Inc.*	25,426	51,540,790
Netflix, Inc.*	265,353	103,867,125

		297,441,503

Internet Software & Services — 11.1%
Alibaba Group Holding Ltd. (China), ADR*(a)	580,439	107,688,848
Alphabet, Inc. (Class A Stock)*	85,153	96,153,916
Alphabet, Inc. (Class C Stock)*	55,103	61,475,662
eBay, Inc.*	902,417	32,721,641
Facebook, Inc. (Class A Stock)*	479,126	93,103,764
MercadoLibre, Inc. (Argentina)(a)	82,180	24,566,067
Tencent Holdings Ltd. (China)	1,725,980	86,670,781

		502,380,679

IT Services — 6.2%
DXC Technology Co.	316,326	25,499,039
Mastercard, Inc. (Class A Stock)	492,144	96,716,139
PayPal Holdings, Inc.*	574,140	47,808,638
Square, Inc. (Class A Stock)*(a)	392,997	24,224,335
Visa, Inc. (Class A Stock)(a)	630,715	83,538,201

		277,786,352

Life Sciences Tools & Services — 0.8%
Illumina, Inc.*	135,298	37,787,378

SEE NOTES TO FINANCIAL STATEMENTS.

A65

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Media — 1.9%
Comcast Corp. (Class A Stock)	727,735	$23,876,985
Liberty Global PLC (United Kingdom) (Class C Stock)*	1,105,022	29,404,636
Twenty-First Century Fox, Inc. (Class A Stock)	690,819	34,326,796

		87,608,417

Oil, Gas & Consumable Fuels — 4.0%
Anadarko Petroleum Corp.	404,491	29,628,966
Chevron Corp.	464,400	58,714,092
Noble Energy, Inc.	867,222	30,595,592
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	860,992	59,606,476

		178,545,126

Personal Products — 1.0%
Estee Lauder Cos., Inc. (The) (Class A Stock)	330,666	47,182,732

Pharmaceuticals — 3.8%
Allergan PLC	151,673	25,286,923
AstraZeneca PLC (United Kingdom), ADR(a)	1,432,887	50,308,663
Eli Lilly & Co.	499,709	42,640,169
Pfizer, Inc.	1,435,148	52,067,169

		170,302,924

Road & Rail — 0.8%
Union Pacific Corp.	253,155	35,867,000

Semiconductors & Semiconductor Equipment — 4.5%
Broadcom, Inc.	216,926	52,634,925
NVIDIA Corp.	259,034	61,365,154
Texas Instruments, Inc.	801,003	88,310,581

		202,310,660

Software — 9.6%
Activision Blizzard, Inc.	603,993	46,096,746
Adobe Systems, Inc.*	328,798	80,164,240
Microsoft Corp.	1,616,011	159,354,845
PTC, Inc.*	376,553	35,324,437
salesforce.com, Inc.*	591,460	80,675,144
Workday, Inc. (Class A Stock)*(a)	267,613	32,413,286

		434,028,698

Specialty Retail — 1.1%
Home Depot, Inc. (The)	252,657	49,293,381

COMMON STOCKS (continued)	Shares	Value
Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	485,151	$89,806,302

Textiles, Apparel & Luxury Goods — 2.7%
Kering SA (France)	97,145	54,721,833
NIKE, Inc. (Class B Stock)	482,765	38,466,715
Tapestry, Inc.	648,030	30,269,482

		123,458,030

Wireless Telecommunication Services — 0.7%
Vodafone Group PLC (United Kingdom), ADR	1,338,919	32,549,121

TOTAL LONG-TERM INVESTMENTS (cost $2,703,018,869)		4,306,027,095

SHORT-TERM INVESTMENTS — 10.9%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	177,974,965	177,974,965
PGIM Institutional Money Market Fund (cost $312,970,711; includes $312,394,531 of cash collateral for securities on loan)(b)(w)	312,983,688	313,014,987

TOTAL SHORT-TERM INVESTMENTS (cost $490,945,676)		490,989,952

TOTAL INVESTMENTS — 106.3% (cost $3,193,964,545)		4,797,017,047
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.3)%		(284,709,798)

NET ASSETS — 100.0%		$4,512,307,249

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $302,736,977; cash collateral of $312,394,531 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A66

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$169,058,976	$—	$—
Air Freight & Logistics	60,656,581	—	—
Automobiles	50,021,315	—	—
Banks	395,682,213	—	—
Beverages	25,858,615	—	—
Biotechnology	25,771,990	—	—
Building Products	21,267,543	—	—
Capital Markets	34,301,502	—	—
Chemicals	68,404,277	—	—
Communications Equipment	47,767,259	—	—
Consumer Finance	68,350,431	—	—
Containers & Packaging	23,655,347	—	—
Electric Utilities	95,835,479	—	—
Electrical Equipment	33,493,905	—	—
Electronic Equipment, Instruments & Components	31,147,571	—	—
Energy Equipment & Services	42,941,774	—	—
Equity Real Estate Investment Trusts (REITs)	45,429,985	—	—
Food & Staples Retailing	93,274,579	—	—
Food Products	72,541,863	—	—
Health Care Equipment & Supplies	37,667,946	—	—
Health Care Providers & Services	101,975,426	—	—
Hotels, Restaurants & Leisure	109,688,472	—	—
Insurance	84,885,743	—	—
Internet & Direct Marketing Retail	297,441,503	—	—
Internet Software & Services	415,709,898	86,670,781	—
IT Services	277,786,352	—	—
Life Sciences Tools & Services	37,787,378	—	—
Media	87,608,417	—	—
Oil, Gas & Consumable Fuels	178,545,126	—	—
Personal Products	47,182,732	—	—
Pharmaceuticals	170,302,924	—	—
Road & Rail	35,867,000	—	—
Semiconductors & Semiconductor Equipment	202,310,660	—	—
Software	434,028,698	—	—
Specialty Retail	49,293,381	—	—
Technology Hardware, Storage & Peripherals	89,806,302	—	—
Textiles, Apparel & Luxury Goods	68,736,197	54,721,833	—
Wireless Telecommunication Services	32,549,121	—	—
Affiliated Mutual Funds	490,989,952	—	—

Total	$4,655,624,433	$141,392,614	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Internet Software & Services	11.1%
Affiliated Mutual Funds (6.9% represents investments purchased with collateral from securities on loan)	10.9
Software	9.6
Banks	8.8
Internet & Direct Marketing Retail	6.6
IT Services	6.2
Semiconductors & Semiconductor Equipment	4.5
Oil, Gas & Consumable Fuels	4.0
Pharmaceuticals	3.8

Aerospace & Defense	3.7%
Textiles, Apparel & Luxury Goods	2.7
Hotels, Restaurants & Leisure	2.4
Health Care Providers & Services	2.3
Electric Utilities	2.1
Food & Staples Retailing	2.1
Technology Hardware, Storage & Peripherals	2.0
Media	1.9
Insurance	1.9
Food Products	1.6

SEE NOTES TO FINANCIAL STATEMENTS.

A67

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Industry Classification (continued):

Chemicals	1.5%
Consumer Finance	1.5
Air Freight & Logistics	1.3
Automobiles	1.1
Specialty Retail	1.1
Communications Equipment	1.1
Personal Products	1.0
Equity Real Estate Investment Trusts (REITs)	1.0
Energy Equipment & Services	1.0
Life Sciences Tools & Services	0.8
Health Care Equipment & Supplies	0.8
Road & Rail	0.8
Capital Markets	0.8

Electrical Equipment	0.7%
Wireless Telecommunication Services	0.7
Electronic Equipment, Instruments & Components	0.7
Beverages	0.6
Biotechnology	0.6
Containers & Packaging	0.5
Building Products	0.5

106.3
Liabilities in excess of other assets	(6.3)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$302,736,977	$(302,736,977)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A68

EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2018

ASSETS
Investments at value, including securities on loan of $302,736,977:
Unaffiliated investments (cost $2,703,018,869)	$4,306,027,095
Affiliated investments (cost $490,945,676)	490,989,952
Receivable for investments sold	44,049,312
Dividends and interest receivable	3,205,676
Tax reclaim receivable	1,186,753
Receivable for Series shares sold	219
Prepaid expenses	4,210

Total Assets	4,845,463,217

LIABILITIES
Payable to broker for collateral for securities on loan	312,394,531
Payable for investments purchased	16,809,436
Management fee payable	1,707,047
Payable for Series shares repurchased	987,539
Accrued expenses and other liabilities	665,670
Payable to affiliate	587,993
Payable to custodian	2,099
Affiliated transfer agent fee payable	980
Distribution fee payable	364
Administration fee payable	309

Total Liabilities	333,155,968

NET ASSETS	$4,512,307,249

Net assets were comprised of:
Partners Equity	$4,512,307,249

Class I:
Net asset value and redemption price per share, $4,510,669,883 / 82,625,642 outstanding shares of beneficial interest	$54.59

Class II:
Net asset value and redemption price per share, $1,637,366 / 30,335 outstanding shares of beneficial interest	$53.98

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2018

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $342,724 foreign withholding tax)	$31,038,006
Affiliated dividend income	1,005,392
Income from securities lending, net (including affiliated income of $528,260)	804,048

Total income	32,847,446

EXPENSES
Management fee	10,187,546
Distribution fee—Class II	2,513
Administration fee—Class II	1,508
Custodian and accounting fees	151,116
Shareholders’ reports	131,142
Trustees’ fees	25,321
Audit fee	13,116
Legal fees and expenses	10,735
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,298
Miscellaneous	37,272

Total expenses	10,565,567

NET INVESTMENT INCOME (LOSS)	22,281,879

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $4,524)	157,938,449
Foreign currency transactions	(58,255)

157,880,194

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $43,915)	81,771,287
Foreign currencies	(9,062)

81,762,225

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	239,642,419

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$261,924,298

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$22,281,879	$36,631,169
Net realized gain (loss) on investment and foreign currency transactions	157,880,194	337,897,437
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	81,762,225	560,989,236

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	261,924,298	935,517,842

SERIES SHARE TRANSACTIONS
Series shares sold	13,380,893	7,725,478
Series shares repurchased	(180,514,670)	(269,394,297)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(167,133,777)	(261,668,819)

CAPITAL CONTRIBUTIONS	276,734	—

TOTAL INCREASE (DECREASE)	95,067,255	673,849,023
NET ASSETS:
Beginning of period	4,417,239,994	3,743,390,971

End of period	$4,512,307,249	$4,417,239,994

SEE NOTES TO FINANCIAL STATEMENTS.

A69

FLEXIBLE MANAGED PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 94.4%
COMMON STOCKS — 63.3%	Shares	Value
Aerospace & Defense — 1.6%
Dassault Aviation SA (France)	148	$281,417
General Dynamics Corp.	31,300	5,834,633
Harris Corp.	43,300	6,258,582
Huntington Ingalls Industries, Inc.	8,100	1,755,999
Lockheed Martin Corp.	69,700	20,591,471
Northrop Grumman Corp.	6,600	2,030,820
Raytheon Co.	100,400	19,395,272
Safran SA (France)	834	101,002
Spirit AeroSystems Holdings, Inc. (Class A Stock)(a)	100,100	8,599,591

		64,848,787

Air Freight & Logistics — 0.0%
FedEx Corp.	3,900	885,534
Royal Mail PLC (United Kingdom)	2,875	19,127

		904,661

Airlines — 0.1%
Deutsche Lufthansa AG (Germany)	2,570	61,571
easyJet PLC (United Kingdom)	1,884	41,448
International Consolidated Airlines Group SA (United Kingdom)	2,273	19,891
Japan Airlines Co. Ltd. (Japan)	400	14,173
Southwest Airlines Co.	53,200	2,706,816

		2,843,899

Auto Components — 0.0%
Cie Generale des Etablissements
Michelin SCA (France)	428	51,779
Faurecia SA (France)	258	18,340
Koito Manufacturing Co. Ltd. (Japan)	300	19,816
Tenneco, Inc.	28,500	1,252,860
Toyota Industries Corp. (Japan)	500	27,988

		1,370,783

Automobiles — 0.6%
Bayerische Motoren Werke AG (Germany)	843	76,201
Ferrari NV (Italy)	347	46,904
Fiat Chrysler Automobiles NV (United Kingdom)*	2,781	52,461
General Motors Co.	490,700	19,333,580
Honda Motor Co. Ltd. (Japan)	4,000	117,284
Mitsubishi Motors Corp. (Japan)	2,100	16,740
Peugeot SA (France)	11,575	263,740
Suzuki Motor Corp. (Japan)	4,000	220,432
Thor Industries, Inc.	49,600	4,830,544
Toyota Motor Corp. (Japan)	5,700	368,613
Volkswagen AG (Germany)	91	14,960

		25,341,459

Banks — 3.8%
ABN AMRO Group NV (Netherlands), CVA, 144A	11,523	298,006
Banco Santander SA (Spain)	1,682	8,989
Bank Leumi Le-Israel BM (Israel)	44,233	261,730
Bank of America Corp.	1,678,600	47,319,734

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Bank of East Asia Ltd. (The) (Hong Kong)	72,200	$287,764
Bank of Ireland Group PLC (Ireland)	2,397	18,601
BB&T Corp.	352,200	17,764,968
BNP Paribas SA (France)	2,805	173,509
CaixaBank SA (Spain)	9,056	38,980
Citigroup, Inc.	456,900	30,575,748
Commonwealth Bank of Australia (Australia)	163	8,791
Concordia Financial Group Ltd. (Japan)	3,900	19,819
Danske Bank A/S (Denmark)	1,879	58,538
DBS Group Holdings Ltd. (Singapore)	11,600	225,585
DNB ASA (Norway)	14,343	279,302
Fukuoka Financial Group, Inc. (Japan)	2,000	10,037
Hang Seng Bank Ltd. (Hong Kong)	4,400	109,870
HSBC Holdings PLC (United Kingdom)	27,769	259,483
Intesa Sanpaolo SpA (Italy)	124,210	359,374
JPMorgan Chase & Co.	559,094	58,257,595
KBC Group NV (Belgium)	627	48,154
Lloyds Banking Group PLC (United Kingdom)	311,700	258,623
Mebuki Financial Group, Inc. (Japan)	3,200	10,734
Mediobanca Banca di Credito Finanziario SpA (Italy)	1,547	14,310
Mitsubishi UFJ Financial Group, Inc. (Japan)	37,900	214,699
Mizuho Financial Group, Inc. (Japan)	60,400	101,743
Oversea-Chinese Banking Corp. Ltd. (Singapore)	7,800	66,439
Raiffeisen Bank International AG (Austria)	450	13,788
Resona Holdings, Inc. (Japan)	56,900	303,264
Sumitomo Mitsui Financial Group, Inc. (Japan)	3,400	132,620
Swedbank AB (Sweden) (Class A Stock)	2,270	48,365
UniCredit SpA (Italy)	5,129	85,010
United Overseas Bank Ltd. (Singapore)	3,300	64,676

		157,698,848

Beverages — 1.2%
Asahi Group Holdings Ltd. (Japan)	1,100	56,417
Coca-Cola Amatil Ltd. (Australia)	1,715	11,665
Coca-Cola Co. (The)	401,500	17,609,790
Coca-Cola European Partners PLC (United Kingdom)	7,400	300,736
Diageo PLC (United Kingdom)	6,088	218,717
Heineken Holding NV (Netherlands)	367	35,098
Kirin Holdings Co. Ltd. (Japan)	11,700	313,617
PepsiCo, Inc.	295,320	32,151,488

		50,697,528

Biotechnology — 1.4%
AbbVie, Inc.	48,200	4,465,730
Amgen, Inc.	84,408	15,580,873
Biogen, Inc.*	30,100	8,736,224
Celgene Corp.*	200,100	15,891,942

SEE NOTES TO FINANCIAL STATEMENTS.

A70

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Biotechnology (continued)
CSL Ltd. (Australia)	1,430	$203,550
Gilead Sciences, Inc.	172,100	12,191,564

		57,069,883

Building Products — 0.1%
AGC, Inc. (Japan)	4,000	155,584
Universal Forest Products, Inc.	75,700	2,772,134

		2,927,718

Capital Markets — 1.4%
Affiliated Managers Group, Inc.	34,100	5,069,647
Ameriprise Financial, Inc.	108,600	15,190,968
ASX Ltd. (Australia)	612	29,173
BlackRock, Inc.	6,500	3,243,760
Daiwa Securities Group, Inc. (Japan)	13,000	75,346
Evercore, Inc. (Class A Stock)	56,700	5,979,015
Franklin Resources, Inc.	69,500	2,227,475
Invesco Ltd.	17,000	451,520
Macquarie Group Ltd. (Australia)	3,758	342,490
Morgan Stanley	30,300	1,436,220
Natixis SA (France)	2,711	19,182
Nomura Holdings, Inc. (Japan)	8,700	42,100
Northern Trust Corp.	61,600	6,338,024
Partners Group Holding AG (Switzerland)	413	301,922
Quilter PLC (United Kingdom), 144A*	5,186	9,918
State Street Corp.	158,900	14,792,001
T. Rowe Price Group, Inc.	36,600	4,248,894

		59,797,655

Chemicals — 1.1%
Asahi Kasei Corp. (Japan)	3,800	48,190
BASF SE (Germany)	2,317	221,201
Chemours Co. (The)	332,900	14,767,444
Covestro AG (Germany), 144A	3,707	329,492
Huntsman Corp.	109,000	3,182,800
Ingevity Corp.*	15,900	1,285,674
Koninklijke DSM NV (Netherlands)	444	44,417
Kuraray Co. Ltd. (Japan)	1,000	13,753
Linde AG (Germany)	456	108,336
LyondellBasell Industries NV (Class A Stock)	164,600	18,081,310
Mitsubishi Chemical Holdings Corp. (Japan)	36,700	306,474
Mitsubishi Gas Chemical Co., Inc. (Japan)	2,400	54,235
Mitsui Chemicals, Inc. (Japan)	600	15,947
Shin-Etsu Chemical Co. Ltd. (Japan)	900	79,982
Sumitomo Chemical Co. Ltd. (Japan)	5,000	28,278
Teijin Ltd. (Japan)	700	12,822
Tosoh Corp. (Japan)	900	13,916
Westlake Chemical Corp.	56,600	6,091,858

		44,686,129

Commercial Services & Supplies — 0.0%
Securitas AB (Sweden) (Class B Stock)	989	16,218

Communications Equipment — 0.9%
Cisco Systems, Inc.	881,700	37,939,551

COMMON STOCKS (continued)	Shares	Value
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	772	$31,147
CIMIC Group Ltd. (Australia)	309	9,660
Eiffage SA (France)	232	25,205
EMCOR Group, Inc.	53,100	4,045,158
HOCHTIEF AG (Germany)	1,009	181,956
Kajima Corp. (Japan)	3,000	23,180
Shimizu Corp. (Japan)	1,800	18,630
Taisei Corp. (Japan)	2,300	126,660
Vinci SA (France)	1,266	121,525

		4,583,121

Construction Materials — 0.0%
CRH PLC (Ireland)	2,109	74,183

Consumer Finance — 0.9%
American Express Co.	41,400	4,057,200
Capital One Financial Corp.	210,700	19,363,330
Discover Financial Services	131,800	9,280,038
Navient Corp.	294,800	3,841,244
OneMain Holdings, Inc.*	18,200	605,878

		37,147,690

Containers & Packaging — 0.1%
Greif, Inc. (Class A Stock)	15,900	840,951
Packaging Corp. of America	16,000	1,788,640

		2,629,591

Distributors — 0.0%
LKQ Corp.*	30,900	985,710

Diversified Consumer Services — 0.1%
Service Corp. International	111,700	3,997,743

Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc. (Class B Stock)*	237,700	44,366,705
Kinnevik AB (Sweden) (Class B Stock)	735	25,047
ORIX Corp. (Japan)	16,500	260,074

		44,651,826

Diversified Telecommunication Services — 1.7%
AT&T, Inc.	1,038,100	33,333,391
Deutsche Telekom AG (Germany)*	8,293	128,164
Elisa OYJ (Finland)	442	20,419
HKT Trust & HKT Ltd. (Hong Kong) (Class SS Stock)	12,000	15,307
Nippon Telegraph & Telephone Corp. (Japan)	7,400	336,167
Orange SA (France)	4,968	82,927
Spark New Zealand Ltd. (New Zealand)	5,771	14,565
Telecom Italia SpA (Italy)*	36,821	27,280
Telecom Italia SpA (Italy), RSP	18,981	12,353
Verizon Communications, Inc.	713,588	35,900,612

		69,871,185

Electric Utilities — 0.7%
Avangrid, Inc.(a)	69,700	3,689,221
CLP Holdings Ltd. (Hong Kong)	5,000	53,857

SEE NOTES TO FINANCIAL STATEMENTS.

A71

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Electric Utilities (continued)
Endesa SA (Spain)	998	$21,948
Enel SpA (Italy)	20,578	114,027
Entergy Corp.(a)	21,800	1,761,222
Exelon Corp.	477,700	20,350,020
FirstEnergy Corp.	36,500	1,310,715
Iberdrola SA (Spain)	14,657	113,031
Kansai Electric Power Co., Inc. (The) (Japan)	2,000	29,168
Kyushu Electric Power Co., Inc. (Japan)	1,300	14,515
Orsted A/S (Denmark), 144A	2,404	145,252
SSE PLC (United Kingdom)	14,368	256,477

		27,859,453

Electrical Equipment — 0.3%
AMETEK, Inc.	145,900	10,528,144
Atkore International Group, Inc.*	72,600	1,507,902
Fuji Electric Co. Ltd. (Japan)	2,000	15,192
Schneider Electric SE (France)	2,452	203,925

		12,255,163

Electronic Equipment, Instruments & Components — 0.0%
Hamamatsu Photonics KK (Japan)	500	21,464
Hitachi Ltd. (Japan)	49,000	345,204
Keyence Corp. (Japan)	200	112,803
Shimadzu Corp. (Japan)	700	21,120
Venture Corp. Ltd. (Singapore)	900	11,758

		512,349

Energy Equipment & Services — 0.3%
Archrock, Inc.	116,000	1,392,000
Halliburton Co.	201,300	9,070,578

		10,462,578

Equity Real Estate Investment Trusts (REITs) — 1.3%
Apple Hospitality REIT, Inc.	202,200	3,615,336
Brixmor Property Group, Inc.	308,700	5,380,641
CoreCivic, Inc.	137,900	3,294,431
DDR Corp.	118,900	2,128,310
Dexus (Australia)	3,237	23,267
DiamondRock Hospitality Co.	368,800	4,528,864
Franklin Street Properties Corp.	72,300	618,888
Gaming and Leisure Properties, Inc.	183,200	6,558,560
GEO Group, Inc. (The)	253,350	6,977,259
Goodman Group (Australia)	20,341	145,007
Host Hotels & Resorts, Inc.	641,500	13,516,405
Klepierre SA (France)	681	25,587
Land Securities Group PLC (United Kingdom)	23,351	294,183
Link REIT (Hong Kong)	5,500	50,157
Mirvac Group (Australia)	9,114	14,628
Nippon Building Fund, Inc. (Japan)(a)	4	23,073
Ryman Hospitality Properties, Inc.	33,300	2,768,895
Spirit MTA REIT*	23,420	241,226
Spirit Realty Capital, Inc.	234,200	1,880,626
Stockland (Australia)	7,853	23,074
Unibail – Rodamco – Westfield (France)	345	75,965

		52,184,382

COMMON STOCKS (continued)	Shares	Value
Food & Staples Retailing — 0.4%
Koninklijke Ahold Delhaize NV (Netherlands)	3,060	$73,065
Tesco PLC (United Kingdom)	103,455	350,050
Walgreens Boots Alliance, Inc.	228,100	13,689,421
Walmart, Inc.	19,500	1,670,175
Wesfarmers Ltd. (Australia)	2,737	99,863
WM Morrison Supermarkets PLC (United Kingdom)	17,302	57,391
Woolworths Group Ltd. (Australia)	4,115	92,932

		16,032,897

Food Products — 1.2%
Archer-Daniels-Midland Co.	361,400	16,562,962
Barry Callebaut AG (Switzerland)	7	12,543
J.M. Smucker Co. (The)(a)	119,300	12,822,364
Marine Harvest ASA (Norway)	12,858	255,654
MEIJI Holdings Co. Ltd. (Japan)	200	16,891
Mondelez International, Inc. (Class A Stock)	475,000	19,475,000
Nestle SA (Switzerland)	7,790	603,732
Tate & Lyle PLC (United Kingdom)	31,658	269,420
WH Group Ltd. (Hong Kong), 144A	22,500	18,207
Wilmar International Ltd. (Singapore)	100,800	226,036

		50,262,809

Gas Utilities — 0.2%
UGI Corp.	132,200	6,883,654
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	418,000	25,493,820
Baxter International, Inc.	26,000	1,919,840
Boston Scientific Corp.*	326,400	10,673,280
Coloplast A/S (Denmark) (Class B Stock)	378	37,741
ConvaTec Group PLC (United Kingdom), 144A	10,963	30,606
Danaher Corp.	216,600	21,374,088
DENTSPLY SIRONA, Inc.	106,200	4,648,374
Edwards Lifesciences Corp.*	22,700	3,304,439
Hill-Rom Holdings, Inc.	23,900	2,087,426
IDEXX Laboratories, Inc.*	68,000	14,819,920
Intuitive Surgical, Inc.*	6,600	3,157,968
Medtronic PLC.	98,000	8,389,780
Smith & Nephew PLC (United Kingdom)	2,147	39,548
Sonova Holding AG (Switzerland)	177	31,662
Straumann Holding AG (Switzerland)	33	25,027
Stryker Corp.	10,500	1,773,030
Terumo Corp. (Japan)	800	45,798
Zimmer Biomet Holdings, Inc.	12,600	1,404,144

		99,256,491

Health Care Providers & Services — 2.4%
Alfresa Holdings Corp. (Japan)	7,100	166,724
Cigna Corp.	17,000	2,889,150
CVS Health Corp.	316,100	20,341,035
Express Scripts Holding Co.*	120,200	9,280,642
Fresenius Medical Care AG & Co. KGaA (Germany)	533	53,669

SEE NOTES TO FINANCIAL STATEMENTS.

A72

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Health Care Providers & Services (continued)
Fresenius SE & Co. KGaA (Germany)	737	$59,008
HCA Healthcare, Inc.	170,000	17,442,000
Humana, Inc.	30,900	9,196,767
Medipal Holdings Corp. (Japan)	5,600	112,489
Ryman Healthcare Ltd. (New Zealand)	1,274	10,319
Sonic Healthcare Ltd. (Australia)	1,277	23,165
UnitedHealth Group, Inc.	167,500	41,094,450

		100,669,418

Hotels, Restaurants & Leisure — 0.6%
Accor SA (France)	576	28,210
Aristocrat Leisure Ltd. (Australia)	5,317	121,426
Bloomin’ Brands, Inc.	90,200	1,813,020
Crown Resorts Ltd. (Australia)	1,180	11,774
Flight Centre Travel Group Ltd. (Australia)	5,775	271,852
Galaxy Entertainment Group Ltd. (Hong Kong)	7,500	57,813
Genting Singapore Ltd. (Singapore)	83,400	74,678
GVC Holdings PLC (United Kingdom)	1,718	23,756
Las Vegas Sands Corp.	180,300	13,767,708
Marriott International, Inc. (Class A Stock)	19,500	2,468,700
McDonald’s Corp.	29,600	4,638,024
McDonald’s Holdings Co. Japan Ltd. (Japan)	200	10,199
Melco Resorts & Entertainment Ltd. (Hong Kong), ADR	700	19,600
Paddy Power Betfair PLC (Ireland)	249	27,608
Sands China Ltd. (Macau)	7,600	40,519
Texas Roadhouse, Inc.	28,000	1,834,280
TUI AG (Germany)	1,434	31,364
Wynn Macau Ltd. (Macau)	7,200	23,074

		25,263,605

Household Durables — 0.1%
Berkeley Group Holdings PLC (United Kingdom)	5,587	278,305
Meritage Homes Corp.*	63,900	2,808,405
Persimmon PLC (United Kingdom)	6,649	221,476
Sony Corp. (Japan)	3,100	158,764
Taylor Wimpey PLC (United Kingdom)	10,058	23,677

		3,490,627

Household Products — 0.4%
Essity AB (Sweden) (Class B Stock)	1,932	47,530
Henkel AG & Co. KGaA (Germany)	321	35,641
Kimberly – Clark Corp.	104,400	10,997,496
Procter & Gamble Co. (The)	68,005	5,308,470
Reckitt Benckiser Group PLC (United Kingdom)	1,663	136,640
Unicharm Corp. (Japan)	1,300	39,084

		16,564,861

Independent Power & Renewable Electricity Producers — 0.5%
AES Corp.	739,000	9,909,990

COMMON STOCKS (continued)	Shares	Value
Independent Power & Renewable Electricity Producers (continued)
Electric Power Development Co. Ltd. (Japan)	500	$12,905
NRG Energy, Inc.	378,000	11,604,600

		21,527,495

Industrial Conglomerates — 0.9%
3M Co.	43,300	8,517,976
CK Hutchison Holdings Ltd. (Hong Kong)	7,000	74,102
General Electric Co.	170,000	2,313,700
Honeywell International, Inc.	178,800	25,756,140
Jardine Matheson Holdings Ltd. (Hong Kong)	4,600	290,260
Jardine Strategic Holdings Ltd. (Hong Kong)	700	25,536
Keihan Holdings Co. Ltd. (Japan)	300	10,756
Keppel Corp. Ltd. (Singapore)	3,600	18,832
Siemens AG (Germany)	223	29,382

		37,036,684

Insurance — 1.1%
Aegon NV (Netherlands)	46,139	275,479
Ageas (Belgium)	594	29,904
AIA Group Ltd. (Hong Kong)	13,600	118,475
Allianz SE (Germany)	1,104	227,485
Allstate Corp. (The)	174,800	15,953,996
American Equity Investment Life Holding Co.	19,100	687,600
Aviva PLC (United Kingdom)	21,851	144,983
AXA SA (France)	15,707	383,782
CNA Financial Corp.	7,000	319,760
CNP Assurances (France)	1,102	25,037
Dai-ichi Life Holdings, Inc. (Japan)	3,400	60,512
First American Financial Corp.	40,400	2,089,488
Insurance Australia Group Ltd. (Australia)	5,729	36,143
Legal & General Group PLC (United Kingdom)	91,188	318,960
MetLife, Inc.	401,100	17,487,960
NN Group NV (Netherlands)	991	40,191
Old Mutual Ltd. (United Kingdom)*	15,560	30,762
Old Republic International Corp.	98,400	1,959,144
Poste Italiane SpA (Italy), 144A	1,665	13,897
Sompo Holdings, Inc. (Japan)	1,100	44,385
Swiss Life Holding AG (Switzerland)*	101	35,022
Tokio Marine Holdings, Inc. (Japan)	2,200	102,923
UnipolSai Assicurazioni SpA (Italy)(a)	81,747	180,280
Unum Group	110,900	4,102,191
Zurich Insurance Group AG (Switzerland)	378	111,786

		44,780,145

Internet & Direct Marketing Retail — 2.2%
Amazon.com, Inc.*	29,900	50,824,020
Booking Holdings, Inc.*	5,500	11,148,995
Groupon, Inc.*	846,300	3,639,090
Netflix, Inc.*	41,400	16,205,202

SEE NOTES TO FINANCIAL STATEMENTS.

A73

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Internet & Direct Marketing Retail (continued)
Qurate Retail, Inc.*	406,400	$8,623,808
Start Today Co. Ltd. (Japan)	500	18,090

		90,459,205

Internet Software & Services — 3.8%
Alphabet, Inc. (Class A Stock)*	29,900	33,762,781
Alphabet, Inc. (Class C Stock)*	49,482	55,204,593
eBay, Inc.*	100,500	3,644,130
Facebook, Inc. (Class A Stock)*	333,200	64,747,424
REA Group Ltd. (Australia)	167	11,208

		157,370,136

IT Services — 2.4%
Accenture PLC (Class A Stock)	134,800	22,051,932
Amadeus IT Group SA (Spain)	1,103	86,732
Automatic Data Processing, Inc.	87,200	11,697,008
Cognizant Technology Solutions Corp. (Class A Stock)	300,800	23,760,192
Computershare Ltd. (Australia)	1,481	20,175
Nomura Research Institute Ltd. (Japan)	300	14,514
Obic Co. Ltd. (Japan)	200	16,523
Visa, Inc. (Class A Stock)(a)	324,800	43,019,760
Wirecard AG (Germany)	705	112,815

		100,779,651

Leisure Products — 0.0%
Vista Outdoor, Inc.*	113,600	1,759,664

Life Sciences Tools & Services — 0.7%
Bruker Corp.	5,500	159,720
Illumina, Inc.*	76,200	21,281,898
QIAGEN NV*	620	22,475
Thermo Fisher Scientific, Inc.	28,400	5,882,776

		27,346,869

Machinery — 1.4%
Atlas Copco AB (Sweden) (Class A Stock)	8,645	250,364
Atlas Copco AB (Sweden) (Class B Stock)	1,681	43,793
Caterpillar, Inc.	159,900	21,693,633
CNH Industrial NV (United Kingdom)	3,157	33,349
Cummins, Inc.	104,200	13,858,600
Daifuku Co. Ltd. (Japan)	400	17,477
Hitachi Construction Machinery Co. Ltd. (Japan)	300	9,726
Illinois Tool Works, Inc.	107,700	14,920,758
JTEKT Corp. (Japan)	700	9,501
Komatsu Ltd. (Japan)	2,300	65,478
Minebea Mitsumi, Inc. (Japan)	1,200	20,222
NSK Ltd. (Japan)	1,200	12,352
PACCAR, Inc.	87,900	5,446,284
Sandvik AB (Sweden)	18,506	326,834
Schindler Holding AG (Switzerland)	64	13,444
SKF AB (Sweden) (Class B Stock)	1,201	22,233
THK Co. Ltd. (Japan)	400	11,421
Volvo AB (Sweden) (Class B Stock)	21,118	335,631

COMMON STOCKS (continued)	Shares	Value
Machinery (continued)
WABCO Holdings, Inc.*	11,700	$1,369,134
Yangzijiang Shipbuilding Holdings Ltd. (China)	162,900	107,818

		58,568,052

Marine — 0.0%
A.P. Moller-Maersk A/S (Denmark) (Class A Stock)	10	11,818

Media — 1.1%
Comcast Corp. (Class A Stock)	935,946	30,708,388
CyberAgent, Inc. (Japan)	200	11,995
Hakuhodo DY Holdings, Inc. (Japan)	700	11,224
I-CABLE Communications Ltd. (Hong Kong)*	3,065	48
News Corp. (Class A Stock)	223,800	3,468,900
Pearson PLC (United Kingdom)	7,943	92,501
RTL Group SA (Luxembourg)	111	7,522
TEGNA, Inc.	380,000	4,123,000
Viacom, Inc. (Class B Stock)	134,100	4,044,456
Walt Disney Co. (The)	49,700	5,209,057

		47,677,091

Metals & Mining — 0.7%
Alcoa Corp.*	19,200	900,096
Anglo American PLC (South Africa)	14,915	331,127
ArcelorMittal (Luxembourg)	10,215	298,031
BHP Billiton Ltd. (Australia)	7,918	198,124
BHP Billiton PLC (Australia)	5,222	117,194
BlueScope Steel Ltd. (Australia)	1,791	22,858
Boliden AB (Sweden)	864	27,884
Freeport-McMoRan, Inc.	964,800	16,652,448
Glencore PLC (Switzerland)*	28,671	136,124
JFE Holdings, Inc. (Japan)	500	9,444
Kobe Steel Ltd. (Japan)	1,000	9,138
Nippon Steel & Sumitomo Metal Corp. (Japan)	1,900	37,254
Nucor Corp.	96,100	6,006,250
Rio Tinto Ltd. (Australia)	1,018	62,897
Rio Tinto PLC (Australia)	2,977	164,088
South32 Ltd. (Australia)	16,028	42,800
Steel Dynamics, Inc.	87,500	4,020,625
voestalpine AG (Austria)	371	17,060

		29,053,442

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ladder Capital Corp.	186,100	2,906,882

Multiline Retail — 0.8%
Kohl’s Corp.(a)	201,000	14,652,900
Macy’s, Inc.(a)	446,700	16,719,981
Next PLC (United Kingdom)	1,125	89,549
Ryohin Keikaku Co. Ltd. (Japan)	100	35,132

		31,497,562

Multi-Utilities — 0.3%
AGL Energy Ltd. (Australia)	14,292	237,802
CenterPoint Energy, Inc.	363,900	10,083,669

SEE NOTES TO FINANCIAL STATEMENTS.

A74

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Multi-Utilities (continued)
MDU Resources Group, Inc.	75,700	$2,171,076
RWE AG (Germany)	12,862	292,283

		12,784,830

Oil, Gas & Consumable Fuels — 4.0%
Aker BP ASA (Norway)	272	10,005
Anadarko Petroleum Corp.	274,500	20,107,125
BP PLC (United Kingdom)	20,583	156,606
Chevron Corp.	136,300	17,232,409
ConocoPhillips	389,900	27,144,838
Equinor ASA (Norway)	2,934	77,582
Exxon Mobil Corp.	148,016	12,245,364
HollyFrontier Corp.	186,700	12,775,881
Idemitsu Kosan Co. Ltd. (Japan)	400	14,225
JXTG Holdings, Inc. (Japan)	47,700	330,932
Lundin Petroleum AB (Sweden)	591	18,758
Marathon Oil Corp.	713,100	14,875,266
Neste OYJ (Finland)	3,845	300,829
Occidental Petroleum Corp.	148,300	12,409,744
Oil Search Ltd. (Australia)	3,406	22,377
OMV AG (Austria)	470	26,582
Phillips 66	52,900	5,941,199
Pioneer Natural Resources Co.	82,800	15,669,072
Repsol SA (Spain)	17,613	343,790
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	11,404	394,680
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	5,603	200,660
TOTAL SA (France)	2,429	147,503
Valero Energy Corp.	215,100	23,839,533

		164,284,960

Paper & Forest Products — 0.0%
Mondi PLC (United Kingdom)	1,173	31,645
Stora Enso OYJ (Finland) (Class R Stock)	1,395	27,178
UPM-Kymmene OYJ (Finland)	1,360	48,423
		107,246
Personal Products — 0.2%
Avon Products, Inc. (United Kingdom)*	44,000	71,280
Herbalife Nutrition Ltd.*(a)	100,300	5,388,116
Kao Corp. (Japan)	400	30,489
Kose Corp. (Japan)	100	21,509
Pola Orbis Holdings, Inc. (Japan)	2,400	105,469
Shiseido Co. Ltd. (Japan)	900	71,420
Unilever NV (United Kingdom), CVA	1,525	84,969
Unilever PLC (United Kingdom)	3,035	167,655
USANA Health Sciences, Inc.*	13,800	1,591,140

		7,532,047

Pharmaceuticals — 2.5%
Allergan PLC	71,600	11,937,152
Astellas Pharma, Inc. (Japan)	5,100	77,615
Bayer AG (Germany)	4,136	454,231
Bristol-Myers Squibb Co.	35,500	1,964,570
GlaxoSmithKline PLC (United Kingdom)	3,253	65,583

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals (continued)
H. Lundbeck A/S (Denmark)	3,837	$268,922
Johnson & Johnson	215,498	26,148,527
Merck & Co., Inc.	386,000	23,430,200
Novartis AG (Switzerland)	5,540	419,660
Perrigo Co. PLC	32,000	2,333,120
Pfizer, Inc.	548,900	19,914,092
Recordati SpA (Italy)	334	13,235
Roche Holding AG (Switzerland)	2,979	660,915
Sanofi (France)	6,229	499,937
Shionogi & Co. Ltd. (Japan)	5,800	297,621
Takeda Pharmaceutical Co. Ltd. (Japan)	1,700	71,516
UCB SA (Belgium)	396	31,043
Zoetis, Inc.	155,500	13,247,045

		101,834,984

Professional Services — 0.2%
Insperity, Inc.	32,000	3,048,000
Intertek Group PLC (United Kingdom)	511	38,422
Randstad NV (Netherlands)	3,460	203,086
Robert Half International, Inc.	62,800	4,088,280
SGS SA (Switzerland)	39	103,631

		7,481,419

Real Estate Management & Development — 0.4%
CBRE Group, Inc. (Class A Stock)*	372,200	17,768,828
CK Asset Holdings Ltd. (Hong Kong)	8,500	67,289
Daiwa House Industry Co. Ltd. (Japan)	1,800	61,239
Henderson Land Development Co. Ltd. (Hong Kong)	4,400	23,202
Hongkong Land Holdings Ltd. (Hong Kong)	3,700	26,455
Kerry Properties Ltd. (Hong Kong)	50,500	241,336
Mitsubishi Estate Co. Ltd. (Japan)	2,900	50,625
Sumitomo Realty & Development Co. Ltd. (Japan)	1,000	36,825
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	1,500	15,855
Swire Properties Ltd. (Hong Kong)	3,800	14,014
Swiss Prime Site AG (Switzerland)*	177	16,263
Vonovia SE (Germany)	1,203	57,178
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	4,000	28,403
Wheelock & Co. Ltd. (Hong Kong)	3,000	20,849

		18,428,361

Road & Rail — 0.8%
Central Japan Railway Co. (Japan)	600	124,217
ComfortDelGro Corp. Ltd. (Singapore)	6,900	11,875
CSX Corp.	237,800	15,166,884
DSV A/S (Denmark)	275	22,138
Hankyu Hanshin Holdings, Inc. (Japan)	800	32,135
Kyushu Railway Co. (Japan)	500	15,288
MTR Corp. Ltd. (Hong Kong)	3,500	19,333
Norfolk Southern Corp.	130,000	19,613,100

		35,004,970

SEE NOTES TO FINANCIAL STATEMENTS.

A75

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Semiconductors & Semiconductor Equipment — 2.2%
Analog Devices, Inc.	140,600	$13,486,352
ASM Pacific Technology Ltd. (Hong Kong)	800	10,083
Infineon Technologies AG (Germany)	11,168	283,682
Intel Corp.	390,500	19,411,755
Micron Technology, Inc.*	96,300	5,049,972
MKS Instruments, Inc.	63,300	6,057,810
NVIDIA Corp.	130,200	30,844,380
STMicroelectronics NV (Switzerland)	2,025	44,962
SUMCO Corp. (Japan)	800	16,067
Texas Instruments, Inc.	144,300	15,909,075
Tokyo Electron Ltd. (Japan)	2,000	343,307

		91,457,445

Software — 4.2%
Activision Blizzard, Inc.	115,000	8,776,800
Adobe Systems, Inc.*	108,200	26,380,242
CA, Inc.	60,800	2,167,520
Dassault Systemes SE (France)	407	56,957
Intuit, Inc.	110,800	22,636,994
Microsoft Corp.	834,200	82,260,462
Nexon Co. Ltd. (Japan)*	1,400	20,313
Nice Ltd. (Israel)	2,615	270,642
Oracle Corp.	404,800	17,835,488
PTC, Inc.*	84,800	7,955,088
salesforce.com, Inc.*	45,000	6,138,000
SAP SE (Germany)	423	48,822
Ubisoft Entertainment SA (France)*	255	27,874

		174,575,202

Specialty Retail — 1.9%
Advance Auto Parts, Inc.	74,500	10,109,650
AutoNation, Inc.*(a)	132,400	6,431,992
Best Buy Co., Inc.	58,700	4,377,846
Burlington Stores, Inc.*	8,400	1,264,452
Dufry AG (Switzerland)*	111	14,117
Fast Retailing Co. Ltd. (Japan)	700	320,835
Foot Locker, Inc.	43,100	2,269,215
Gap, Inc. (The)	230,700	7,472,373
Group 1 Automotive, Inc.	8,900	560,700
Michaels Cos., Inc. (The)*	104,600	2,005,182
Penske Automotive Group, Inc.(a)	32,300	1,513,255
Ross Stores, Inc.	222,300	18,839,925
TJX Cos., Inc. (The)	81,700	7,776,206
Ulta Beauty, Inc.*	61,400	14,334,444

		77,290,192

Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc.	420,700	77,875,777
Brother Industries Ltd. (Japan)	800	15,761
Canon, Inc. (Japan)(a)	2,500	81,979
FUJIFILM Holdings Corp. (Japan)	7,800	304,221
Hewlett Packard Enterprise Co.	953,600	13,932,096
HP, Inc.	858,000	19,468,020
Western Digital Corp.	203,800	15,776,158

		127,454,012

COMMON STOCKS (continued)	Shares	Value
Textiles, Apparel & Luxury Goods — 0.7%
adidas AG (Germany)	462	$100,586
Burberry Group PLC (United Kingdom) .	1,136	32,286
Columbia Sportswear Co.	12,200	1,115,934
Hermes International (France)	79	48,257
Kering SA (France)	238	134,065
Lululemon Athletica, Inc.*	155,300	19,389,205
LVMH Moet Hennessy Louis Vuitton SE (France)	1,503	499,025
Moncler SpA (Italy)	570	25,864
Puma SE (Germany)	9	5,258
PVH Corp.	2,200	329,384
Swatch Group AG (The) (Switzerland)	98	46,391
Swatch Group AG (The) (Switzerland) Reg	140	12,089
VF Corp.	59,700	4,866,744
Wolverine World Wide, Inc.	29,100	1,011,807

		27,616,895

Tobacco — 0.5%
Altria Group, Inc.	390,000	22,148,100
British American Tobacco PLC (United Kingdom)	1,345	67,752
Imperial Brands PLC (United Kingdom)	3,103	115,240
Japan Tobacco, Inc. (Japan)	2,700	75,455
Swedish Match AB (Sweden)	581	28,714

		22,435,261

Trading Companies & Distributors — 0.1%
Ashtead Group PLC (United Kingdom)	1,125	33,502
Ferguson PLC (Switzerland)	587	47,493
ITOCHU Corp. (Japan)	7,900	142,878
Marubeni Corp. (Japan)	15,000	114,201
Mitsubishi Corp. (Japan)	7,500	207,968
Mitsui & Co. Ltd. (Japan)	14,200	236,462
Sumitomo Corp. (Japan)	2,800	45,919
Toyota Tsusho Corp. (Japan)	700	23,392
WESCO International, Inc.*	74,700	4,265,370

		5,117,185

Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	1,643	297,460
Atlantia SpA (Italy)	1,491	43,958
Auckland International Airport Ltd. (New Zealand)	3,010	13,811
Kamigumi Co. Ltd. (Japan)	4,100	85,099
Sydney Airport (Australia)	2,728	14,442

		454,770

Water Utilities — 0.0%
Severn Trent PLC (United Kingdom)	747	19,477

Wireless Telecommunication Services — 0.0%
KDDI Corp. (Japan)	9,200	251,573

SEE NOTES TO FINANCIAL STATEMENTS.

A76

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Wireless Telecommunication Services (continued)
NTT DOCOMO, Inc. (Japan)	4,400	$112,122
Vodafone Group PLC (United Kingdom)	162,362	393,288

		756,983

TOTAL COMMON STOCKS (cost $2,040,104,622)		2,617,193,390

EXCHANGE TRADED FUND — 0.0%
iShares MSCI EAFE ETF (cost $330,069)	5,088	340,743

PREFERRED STOCKS — 0.0%
Auto Components — 0.0%
Schaeffler AG (Germany) (PRFC)	424	5,503

Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	155	12,330
Porsche Automobil Holding SE (Germany) (PRFC)	491	31,176
Volkswagen AG (Germany) (PRFC)	473	78,145

		121,651

Banks — 0.0%
Citigroup Capital XIII 8.729%, (Capital Security, fixed to floating preferred)	22,000	596,200

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	441	56,271

TOTAL PREFERRED STOCKS (cost $719,049)		779,625

	Units
RIGHTS* — 0.0%
Banks
Intesa Sanpaolo SpA (Italy), expiring 08/01/18 (cost $0)	134,775	—

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 5.0%
Automobiles — 1.6%
AmeriCredit Automobile Receivables Trust,
Series 2016-04, Class C
2.410%	07/08/22	1,000	983,907
Series 2017-03, Class C
2.690%	06/18/23	1,020	1,003,197
Series 2017-04, Class C
2.600%	09/18/23	2,100	2,062,183
Series 2018-01, Class C
3.500%	01/18/24	1,600	1,607,120
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-01A, Class A, 144A
1.920%	09/20/19	850	849,183

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Automobiles (continued)
Series 2015-01A, Class A, 144A
2.500%	07/20/21	5,000	$4,925,804
Series 2015-02A, Class A, 144A
2.630%	12/20/21	4,000	3,950,476
Series 2018-01A, Class A, 144A
3.700%	09/20/24	1,600	1,607,116
Drive Auto Receivables Trust,
Series 2018-01, Class B
2.880%	02/15/22	1,700	1,695,472
Enterprise Fleet Financing LLC,
Series 2017-01, Class A2, 144A
2.130%	07/20/22	2,616	2,600,487
Ford Credit Auto Owner Trust,
Series 2017-01, Class A, 144A
2.620%	08/15/28	6,200	6,071,585
Series 2017-02, Class A, 144A
2.360%	03/15/29	5,600	5,401,257
Ford Credit Floorplan Master Owner Trust A,
Series 2017-03, Class A
2.480%	09/15/24	4,500	4,383,889
Series 2018-02, Class A
3.170%	03/15/25	13,350	13,311,297
Hertz Vehicle Financing II LP,
Series 2016-01A, Class A, 144A
2.320%	03/25/20	3,000	2,987,067
OneMain Direct Auto Receivables Trust,
Series 2016-01A, Class A, 144A
2.040%	01/15/21	5	4,877
Series 2017-01A, Class A, 144A
2.160%	10/15/20	5,079	5,059,866
Series 2017-02A, Class B, 144A
2.550%	11/14/23	5,800	5,723,513
Series 2017-02A, Class C, 144A
2.820%	07/14/24	1,400	1,378,381
Santander Drive Auto Receivables Trust,
Series 2018-01, Class C
2.960%	03/15/24	1,200	1,188,220

			66,794,897

Collateralized Loan Obligations — 1.4%
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280%
3.628%(c)	07/15/29	500	501,435
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R, 144A, 3 Month LIBOR + 1.340%
3.695%(c)	07/18/30	1,500	1,506,543
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250%
3.598%(c)	07/15/29	1,500	1,503,896
Series 2017-11A, Class X, 144A, 3 Month LIBOR + 1.000%
3.348%(c)	04/15/29	1,406	1,406,618
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820%
2.524%(c)	01/17/28	1,500	1,496,768
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250%
3.598%(c)	04/15/29	3,000	3,007,014

SEE NOTES TO FINANCIAL STATEMENTS.

A77

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.400%
3.755%(c)	10/18/26	500	$500,960
Eaton Vance CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.200%
3.548%(c)	07/15/26	1,000	999,837
Elevation CLO Ltd. (Cayman Islands),
Series 2015-04A, Class A, 144A, 3 Month LIBOR + 1.550%
3.905%(c)	04/18/27	1,000	1,005,224
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010%
3.035%(c)	04/15/31	2,000	1,999,885
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%
3.539%(c)	04/26/31	4,000	4,002,253
Highbridge Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000%
3.363%(c)	02/05/31	250	250,267
ICG US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%
3.642%(c)	10/23/29	1,250	1,250,443
KVK CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.300%
3.643%(c)	05/15/26	2,750	2,744,596
Series 2014-03A, Class AR, 144A, 3 Month LIBOR + 1.200%
3.548%(c)	10/15/26	3,250	3,249,452
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120%
2.681%(c)	04/21/31	2,400	2,400,000
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%
3.608%(c)	07/15/30	1,250	1,252,981
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%
3.609%(c)	10/30/30	1,500	1,501,361
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130%
3.483%(c)	01/17/31	1,500	1,499,900
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.300%
3.631%(c)	05/21/29	1,750	1,752,655
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100%
3.362%(c)	07/16/31	2,350	2,350,000
Sound Point CLO Ltd. (Cayman Islands),
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 0.880%
3.239%(c)	07/20/27	1,000	998,426
Telos CLO (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300%
3.653%(c)	07/17/26	1,500	1,500,617
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240%
3.593%(c)	01/17/30	2,500	2,498,564
TICP CLO Ltd. (Cayman Islands),
Series 2017-07A, Class AS, 144A, 3 Month LIBOR + 1.230%
3.578%(c)	07/15/29	1,250	1,252,588
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-05A, Class A, 144A, 3 Month LIBOR + 1.700%
4.060%(c)	10/25/28	3,250	3,250,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210%
3.570%(c)	01/25/31	2,500	$2,507,373
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%
3.228%(c)	07/15/27	1,000	999,243
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.320%
3.679%(c)	04/20/29	2,000	2,006,348
Series 2018-01A, Class A, 144A^
—%(p)	07/17/31	3,500	3,491,250
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370%
3.718%(c)	07/15/29	1,750	1,756,652

			56,443,149

Consumer Loans — 0.2%
OneMain Financial Issuance Trust,
Series 2015-02A, Class A, 144A
2.570%	07/18/25	587	586,520
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800%
2.857%(c)	09/14/32	3,300	3,309,690
SpringCastle America Funding LLC,
Series 2016-AA, Class A, 144A
3.050%	04/25/29	1,966	1,958,767
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	3,645	3,643,588

			9,498,565

Credit Cards — 0.3%
Citibank Credit Card Issuance Trust,
Series 2017-A05, Class A5, 1 Month LIBOR + 0.620%
2.704%(c)	04/22/26	3,800	3,850,082
Discover Card Execution Note Trust,
Series 2017-A04, Class A4
2.530%	10/15/26	4,000	3,864,041
Series 2017-A05, Class A5, 1 Month LIBOR + 0.600%
2.673%(c)	12/15/26	2,600	2,626,708

			10,340,831

Equipment — 0.2%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A
2.410%	08/16/24	3,500	3,415,697
Series 2017-B, Class A4, 144A
2.410%	11/15/24	1,700	1,656,644
Series 2017-B, Class A5, 144A
2.720%	06/15/40	2,800	2,702,030
Series 2018-A, Class A4, 144A
3.390%	01/10/25	1,600	1,599,770
Series 2018-A, Class A5, 144A
3.610%	03/10/42	800	799,854

			10,173,995

SEE NOTES TO FINANCIAL STATEMENTS.

A78

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Home Equity Loans — 0.1%
CDC Mortgage Capital Trust,
Series 2002-HE03, Class M1, 1 Month LIBOR + 1.650%
3.741%(c)	03/25/33	102	$102,084
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.200%
3.291%(c)	05/25/33	194	192,762
Series 2004-HE05, Class M1, 1 Month LIBOR + 0.945%
3.036%(c)	06/25/34	517	517,513
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-HE01, Class M1, 1 Month LIBOR + 0.900%
2.991%(c)	07/25/32	125	125,136
Series 2002-NC04, Class M1, 1 Month LIBOR + 1.275%
3.366%(c)	09/25/32	2,543	2,528,671
New Residential Mortgage Trust,
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57	2,177	2,194,233

			5,660,399

Other — 0.0%
Sierra Timeshare Receivables Funding LLC,
Series 2013-03A, Class A, 144A
2.200%	10/20/30	747	746,000
SVO VOI Mortgage LLC,
Series 2012-AA, Class A, 144A
2.000%	09/20/29	375	368,958

			1,114,958

Residential Mortgage-Backed Securities — 0.6%
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%
5.132%(c)	12/26/46	4,046	4,137,794
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB06, Class A3
3.763%	07/25/35	230	229,648
Equity One Mortgage Pass-Through Trust,
Series 2004-03, Class M1
4.617%	07/25/34	217	214,225
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795%
2.886%(c)	06/25/34	267	264,626
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61	3,360	3,292,400
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57	7,750	7,563,242
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600%
2.691%(c)	02/25/57	5,191	5,195,395
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57	4,718	4,597,784
VOLT LVII LLC,
Series 2017-NPL04, Class A1, 144A
3.375%	04/25/47	310	309,675
VOLT LX LLC,
Series 2017-NPL07, Class A1, 144A
3.250%	06/25/47	442	439,293

			26,244,082

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Student Loans — 0.6%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A
2.680%	09/25/42	3,539	$3,462,744
Series 2018-AGS, Class A1, 144A
3.210%	02/25/44	2,408	2,397,990
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A
2.810%	11/25/42	2,000	1,953,258
Series 2018-B, Class A2FX, 144A
3.540%	05/25/43	3,000	3,014,264
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A
3.190%	02/18/42	4,600	4,551,226
SoFi Professional Loan Program Trust,
Series 2018-B, Class A1FX, 144A
2.640%	08/25/47	2,808	2,796,771
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47	4,500	4,496,801

			22,673,054

TOTAL ASSET-BACKED SECURITIES (cost $210,268,917)			208,943,930

BANK LOAN — 0.0%
Technology
Dell International LLC,
Replacement Term A-3 Loan, 1 Month LIBOR + 1.500%,
3.600%(c)	12/31/18	404	403,786

(cost $401,495)
COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.0%
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A
3.172%	05/15/49	4,000	3,821,551
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	6,500	6,335,902
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	5,000	5,019,689
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class A3
2.815%	04/10/46	1,086	1,061,851
Series 2014-GC21, Class A4
3.575%	05/10/47	2,608	2,620,622
Series 2014-GC23, Class A3
3.356%	07/10/47	2,800	2,782,542
Series 2016-C01, Class A3
2.944%	05/10/49	5,000	4,783,487
Series 2016-GC37, Class A3
3.050%	04/10/49	6,500	6,251,669
Series 2017-P07, Class A3
3.442%	04/14/50	5,500	5,403,231
Commercial Mortgage Trust,
Series 2012-CR05, Class A3
2.540%	12/10/45	1,000	970,935

SEE NOTES TO FINANCIAL STATEMENTS.

A79

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2013-CR07, Class A3
2.929%	03/10/46	1,281	$1,260,508
Series 2014-CR15, Class A2
2.928%	02/10/47	2,412	2,412,178
Series 2014-CR18, Class A4
3.550%	07/15/47	2,800	2,805,485
Series 2014-CR20, Class A3
3.326%	11/10/47	5,000	4,940,895
Series 2014-UBS03, Class A2
2.844%	06/10/47	2,300	2,299,273
Series 2015-CR27, Class A3
3.349%	10/10/48	6,100	5,969,681
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	3,000	2,982,476
Series 2017-C08, Class A3
3.127%	06/15/50	5,300	5,047,987
Fannie Mae-Aces,
Series 2015-M17, Class A2
3.036%(cc)	11/25/25	3,900	3,819,770
Series 2016-M07, Class AB2
2.385%	09/25/26	2,400	2,226,097
Series 2017-M01, Class A2
2.498%(cc)	10/25/26	2,200	2,049,148
Series 2017-M04, Class A2
2.683%(cc)	12/25/26	11,800	11,103,075
Series 2017-M08, Class A2
3.061%(cc)	05/25/27	8,250	8,005,779
Series 2018-M04, Class A2
3.144%(cc)	03/25/28	4,325	4,183,832
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.553%(cc)	05/25/22	23,666	1,063,699
Series K021, Class X1, IO
1.590%(cc)	06/25/22	6,705	319,192
Series K055, Class X1, IO
1.501%(cc)	03/25/26	13,890	1,199,887
Series K057, Class AM
2.624%	08/25/26	7,230	6,794,042
Series K064, Class AM
3.327%(cc)	03/25/27	5,900	5,848,121
Series K068, Class AM
3.315%	08/25/27	5,600	5,516,108
Series K069, Class A2
3.187%(cc)	09/25/27	4,900	4,799,554
Series K069, Class AM
3.248%(cc)	09/25/27	1,050	1,031,009
Series K070, Class A2
3.303%(cc)	11/25/27	7,250	7,166,377
Series K070, Class AM
3.364%(cc)	12/25/27	1,525	1,510,848
Series K072, Class A2
3.444%	12/25/27	2,000	2,000,538
Series K074, Class A2
3.600%	01/25/28	11,800	11,950,561
Series K075, Class AM
3.650%(cc)	02/25/28	3,575	3,617,813

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series K076, Class A2
3.900%	04/25/28	8,600	$8,900,303
Series K076, Class AM
3.900%	04/25/28	2,575	2,654,724
Series K077, Class A2
3.850%(cc)	05/25/28	4,800	4,958,260
Series K077, Class AM
3.850%(cc)	05/25/28	950	975,966
Series K710, Class X1, IO
1.859%(cc)	05/25/19	17,677	178,021
Series K711, Class X1, IO
1.800%(cc)	07/25/19	19,236	199,886
Series KS03, Class A4
3.161%(cc)	05/25/25	2,500	2,479,170
Series W5FX, Class AFX
3.214%(cc)	04/25/28	2,260	2,218,539
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4
3.136%	02/10/48	4,000	3,898,937
Series 2015-GC32, Class A3
3.498%	07/10/48	5,800	5,775,776
Series 2016-GS03, Class A3
2.592%	10/10/49	5,800	5,369,449
Series 2016-GS04, Class A3
3.178%	11/10/49	5,500	5,301,248
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	1,400	1,390,286
Series 2015-C27, Class A3A1
2.920%	02/15/48	6,000	5,789,186
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A3
3.139%	06/15/45	330	329,828
Series 2012-LC09, Class A4
2.611%	12/15/47	1,700	1,672,109
Series 2013-C10, Class A4
2.875%	12/15/47	1,591	1,571,242
Series 2013-C16, Class A2
3.070%	12/15/46	948	947,712
Series 2013-LC11, Class A4
2.694%	04/15/46	1,010	984,012
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C08, Class A3
2.863%	12/15/48	1,350	1,322,515
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3
2.531%	08/15/49	10,400	9,582,527
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	3,500	3,448,847
Series 2017-C05, Class A4
3.212%	11/15/50	6,750	6,461,388
Series 2018-C09, Class A3
3.854%	03/15/51	2,500	2,509,173
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A4
2.792%	12/10/45	1,700	1,666,217

SEE NOTES TO FINANCIAL STATEMENTS.

A80

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2013-C05, Class A3
2.920%	03/10/46	3,717	$3,651,052
Series 2013-C06, Class A3
2.971%	04/10/46	1,798	1,767,431
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS06, Class A3
2.642%	11/15/49	8,000	7,428,574
Series 2017-C38, Class A4
3.190%	07/15/50	4,600	4,418,764

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $257,160,866)			248,826,554

CORPORATE BONDS — 9.6%
Aerospace & Defense — 0.1%
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	575	582,834
General Dynamics Corp.,
Gtd. Notes
3.000%	05/11/21	2,480	2,472,033

			3,054,867

Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
4.000%	01/31/24	1,500	1,518,793
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A
3.222%	08/15/24	3,740	3,542,653
Bunge Ltd. Finance Corp.,
Gtd. Notes
8.500%	06/15/19	930	976,864
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
8.125%	06/23/19	325	340,665

			6,378,975

Airlines — 0.2%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	2,782	2,683,312
Continental Airlines 2009-2 Class A Pass-Through Trust,
Pass-Through Certificates
7.250%	05/10/21	481	504,569
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	07/12/22	493	502,764
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	545	546,802
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	243	264,249
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20	240	241,973

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Airlines (continued)
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20		605	$613,813
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20		2,000	1,986,827

				7,344,309

Auto Manufacturers — 0.5%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%
2.749%(c)	04/12/21		495	496,673
Gtd. Notes, 144A
3.100%	04/12/21		655	650,913
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.100%	05/04/20		1,205	1,202,551
3.350%	05/04/21		2,010	2,002,194
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		1,430	1,235,968
5.291%	12/08/46	(a)	1,230	1,139,880
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21		680	673,902
4.134%	08/04/25		390	380,207
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43		1,395	1,445,646
6.600%	04/01/36		760	822,569
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%
3.187%(c)	04/09/21		1,060	1,065,514
Gtd. Notes
3.550%	04/09/21		805	802,390
3.950%	04/13/24		2,800	2,740,098
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, MTN
2.850%	01/15/21		4,705	4,631,370
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
4.250%	11/15/19		715	715,000

				20,004,875

Auto Parts & Equipment — 0.1%
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
3.625%	06/15/24		2,350	2,344,310

Banks — 3.1%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
3.459%(c)	04/12/23		800	799,019
Sr. Unsec’d. Notes
3.848%	04/12/23		1,000	977,992
Bank of America Corp.,
Jr. Sub. Notes, Series DD
6.300%	12/31/49		445	470,031

SEE NOTES TO FINANCIAL STATEMENTS.

A81

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
Jr. Sub. Notes, Series K, 3 Month LIBOR + 3.630%
5.989%(c)	12/31/49	705	$707,995
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	2,875	2,832,824
Sr. Unsec’d. Notes, MTN
3.499%	05/17/22	2,510	2,509,138
3.824%	01/20/28	955	931,551
4.000%	04/01/24	975	983,542
4.125%	01/22/24	3,820	3,882,877
4.443%	01/20/48	255	248,955
Sub. Notes, MTN
4.000%	01/22/25	2,000	1,974,305
4.450%	03/03/26	3,880	3,888,990
Bank of America NA,
Sub. Notes
6.000%	10/15/36	410	483,636
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, Series D, MTN, 3 Month LIBOR + 0.460%
2.802%(c)	04/13/21	600	601,116
Sr. Unsec’d. Notes, Series D, MTN
3.100%	04/13/21	780	776,885
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	850	796,137
3.684%	01/10/23	585	568,890
4.375%	01/12/26	1,590	1,544,311
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.500%	05/12/20	2,225	2,193,447
3.450%	04/30/21	4,415	4,404,815
Citibank NA,
Sr. Unsec’d. Notes
3.050%	05/01/20	4,580	4,578,329
Citigroup, Inc.,
Jr. Sub. Notes, Series Q
5.950%	12/31/49	2,205	2,271,150
Jr. Sub. Notes, Series R
6.125%	12/31/49	1,375	1,435,156
Jr. Sub. Notes, Series T
6.250%	12/31/49	625	648,438
Sr. Unsec’d. Notes
3.200%	10/21/26	1,870	1,738,968
3.700%	01/12/26	2,440	2,364,971
Sub. Notes
4.450%	09/29/27	1,965	1,932,837
4.750%	05/18/46	820	779,758
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
4.282%	01/09/28	1,370	1,332,662
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21	1,640	1,586,260
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
1.875%	09/15/21	1,250	1,204,493

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26		970	$948,155
Sub. Notes
7.000%	04/15/20		570	601,939
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M
5.375%	12/31/49		2,215	2,253,763
Jr. Sub. Notes, Series O
5.300%	12/31/49		740	723,350
Sr. Unsec’d. Notes
3.500%	01/23/25		4,100	3,959,289
3.750%	02/25/26		1,010	978,588
3.814%	04/23/29		540	513,614
3.850%	01/26/27		2,910	2,794,553
4.223%	05/01/29		1,075	1,058,778
5.750%	01/24/22		5,420	5,800,292
Sub. Notes
6.750%	10/01/37		104	123,432
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
2.926%(c)	05/18/21		2,115	2,118,082
Sr. Unsec’d. Notes
4.875%	01/14/22		1,910	1,991,281
5.100%	04/05/21		1,025	1,071,434
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
5.829%(c)	12/31/49		2,000	2,015,000
Jr. Sub. Notes, Series X
6.100%	12/31/49		1,275	1,316,565
Sr. Unsec’d. Notes
3.782%	02/01/28		695	678,080
3.964%	11/15/48		3,250	2,922,200
4.005%	04/23/29		2,170	2,141,064
4.250%	10/15/20		2,930	2,995,332
Sub. Notes
3.875%	09/10/24		3,775	3,739,991
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes
3.086%	04/26/21		5,000	4,988,281
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
3.300%	05/07/21		2,200	2,196,096
Gtd. Notes, 144A, MTN
5.800%	01/13/20		1,870	1,940,776
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes
2.900%	02/06/25		3,080	2,955,115
Morgan Stanley,
Jr. Sub. Notes, Series H
5.450%	12/31/49		840	851,029
Sr. Unsec’d. Notes
4.375%	01/22/47		1,315	1,255,782
5.750%	01/25/21	(a)	1,400	1,480,144
Sr. Unsec’d. Notes, GMTN
3.125%	01/23/23		970	946,462
3.772%	01/24/29		1,450	1,396,826

SEE NOTES TO FINANCIAL STATEMENTS.

A82

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
Sr. Unsec’d. Notes, MTN
3.591%	07/22/28	1,255	$1,192,811
3.971%	07/22/38	925	857,084
5.625%	09/23/19	1,415	1,458,093
6.375%	07/24/42	250	303,670
Sub. Notes, GMTN
4.350%	09/08/26	3,825	3,772,799
National City Corp.,
Sub. Notes
6.875%	05/15/19	3,370	3,481,784
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, 144A, MTN
1.875%	09/17/18	2,110	2,107,259
PNC Bank NA,
Sr. Unsec’d. Notes
1.950%	03/04/19	515	512,172
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%
2.749%(c)	04/30/21	2,250	2,249,239
Sr. Unsec’d. Notes, GMTN
3.200%	04/30/21	490	489,788
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
2.450%	01/10/19	1,210	1,208,780

			127,838,250

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	855	866,582
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
8.000%	11/15/39	1,285	1,805,278
8.200%	01/15/39	250	357,408
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23	1,400	1,427,326
Maple Escrow Subsidiary, Inc.,
Gtd. Notes, 144A
3.551%	05/25/21	1,150	1,151,016

			5,607,610

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.663%	06/15/51	774	765,326
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.500%	02/01/25	1,460	1,437,937
5.650%	12/01/41	145	170,045

			2,373,308

Building Materials — 0.1%
Owens Corning,
Gtd. Notes
4.200%	12/15/22	775	776,895

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Building Materials (continued)
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24		1,400	$1,382,500

				2,159,395

Chemicals — 0.3%
Celanese US Holdings LLC,
Gtd. Notes
5.875%	06/15/21		1,500	1,585,168
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44		585	516,263
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
3.500%	07/19/22		3,680	3,553,371
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
5.250%	11/15/41		45	47,328
9.400%	05/15/39		347	532,652
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
4.625%	02/26/55		1,185	1,095,508
5.000%	04/15/19		600	605,932
Mexichem SAB de CV (Mexico),
Gtd. Notes, 144A
4.875%	09/19/22		2,000	2,027,000
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.450%	11/15/33	(a)	345	348,802
5.625%	11/15/43		430	433,145
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22		780	758,707
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.500%	06/01/25		460	539,606

				12,043,482

Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46		975	879,158
6.700%	06/01/34		420	504,336
7.000%	10/15/37		380	474,886
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28		1,190	1,101,880
5.875%	09/15/26		485	489,850

				3,450,110

Computers — 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes
2.850%	05/11/24		6,145	5,949,366
3.200%	05/13/25		1,350	1,319,536
3.450%	02/09/45		890	795,415

SEE NOTES TO FINANCIAL STATEMENTS.

A83

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Computers (continued)
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
3.480%	06/01/19		1,085	$1,087,732
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
2.850%	10/05/18		291	291,422
Sr. Unsec’d. Notes, 144A
2.100%	10/04/19		225	222,168
Seagate HDD Cayman,
Gtd. Notes
3.750%	11/15/18		605	606,537

				10,272,176

Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.750%	05/15/19		775	779,620
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24		800	792,532
Discover Financial Services,
Sr. Unsec’d. Notes
3.850%	11/21/22		900	896,144
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20		766	748,750
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43		560	580,639
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes
5.250%	02/06/12	(d)	1,715	52,307
6.875%	05/02/18	(d)	700	21,700
Private Export Funding Corp.,
Sr. Unsec’d. Notes, 144A
2.650%	02/16/21		2,460	2,447,385
U.S. Gov’t. Gtd. Notes
2.450%	07/15/24		475	460,541
3.250%	06/15/25		330	332,891
Synchrony Financial,
Sr. Unsec’d. Notes
2.700%	02/03/20		2,700	2,671,532

				9,784,041

Electric — 1.0%
Avista Corp.,
First Mortgage
4.350%	06/01/48		1,160	1,166,942
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36		550	698,602
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36		302	372,455
Black Hills Corp.,
Sr. Unsec’d. Notes
2.500%	01/11/19		1,245	1,242,030

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (continued)
CenterPoint Energy Houston Electric LLC,
General Ref. Mtge.
6.950%	03/15/33	590	$770,273
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24	245	246,225
Commonwealth Edison Co.,
First Mortgage
3.750%	08/15/47	1,610	1,507,950
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
5.500%	12/01/39	220	258,993
Dominion Energy, Inc.,
Jr. Sub. Notes
4.104%	04/01/21	3,210	3,254,779
DTE Electric Co.,
General Ref. Mortgage
4.050%	05/15/48	1,490	1,479,662
Duke Energy Carolinas LLC,
First Mortgage
6.050%	04/15/38	550	682,985
First Ref. Mortgage
4.000%	09/30/42	570	558,455
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	670	761,215
Eversource Energy,
Sr. Unsec’d. Notes
4.500%	11/15/19	615	626,251
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	3,470	3,429,854
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.200%	10/01/19	800	818,795
6.250%	10/01/39	1,425	1,508,528
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	355	397,328
Florida Power & Light Co.,
First Mortgage
5.950%	10/01/33	295	355,861
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	145	171,389
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.850%	05/15/28	2,910	2,917,495
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A
9.375%	01/28/20	1,420	1,540,544
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	470	451,979
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	2,170	2,220,713

SEE NOTES TO FINANCIAL STATEMENTS.

A84

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (continued)
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
4.881%	08/15/19		610	$621,445
Northern States Power Co.,
First Mortgage
3.600%	09/15/47		1,580	1,456,516
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47		1,360	1,243,427
5.000%	03/15/44		695	722,643
PSEG Power LLC,
Gtd. Notes
3.000%	06/15/21	(a)	1,760	1,740,348
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.700%	05/01/28		1,280	1,283,199
Sec’d. Notes, MTN
3.000%	05/15/27		1,130	1,069,648
Sr. Sec’d. Notes, MTN
5.800%	05/01/37		535	661,816
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48		1,400	1,404,036
Southern California Edison Co.,
First Ref. Mtge.
4.000%	04/01/47		580	541,640
First Ref. Mtge., Series C
3.600%	02/01/45		860	748,799
State Grid Overseas Investment 2014 Ltd. (China),
Gtd. Notes, 144A
2.750%	05/07/19		665	662,852
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41		480	512,254

				40,107,926

Electronics — 0.0%
FLIR Systems, Inc.,
Sr. Unsec’d. Notes
3.125%	06/15/21		900	890,138

Food — 0.3%
General Mills, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%
2.893%(c)	04/16/21		5,635	5,643,373
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	(a)	1,630	1,467,854
4.375%	06/01/46		475	410,924
5.000%	07/15/35		815	802,864
Kroger Co. (The),
Sr. Unsec’d. Notes
4.450%	02/01/47	(a)	335	304,691
4.650%	01/15/48	(a)	850	802,627

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Food (continued)
Mondelez International, Inc.,
Sr. Unsec’d. Notes
3.000%	05/07/20	2,535	$2,529,581

			11,961,914

Forest Products & Paper — 0.1%
Georgia-Pacific LLC,
Gtd. Notes, 144A
5.400%	11/01/20	290	303,790
International Paper Co.,
Sr. Unsec’d. Notes
6.000%	11/15/41	1,595	1,761,065

			2,064,855

Gas — 0.1%
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.800%	11/01/43	65	66,664
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27	3,285	3,141,148

			3,207,812

Healthcare – Products — 0.1%
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24	474	462,743
Medtronic, Inc.,
Gtd. Notes
3.500%	03/15/25	1,303	1,289,339
4.375%	03/15/35	1,269	1,312,398

			3,064,480

Healthcare – Services — 0.1%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36	515	635,594
Anthem, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42	390	378,041
4.650%	01/15/43	360	348,172
Centene Corp.,
Sr. Unsec’d. Notes
5.625%	02/15/21	1,125	1,148,766
Fresenius Medical Care U.S. Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20	640	646,432
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	555	546,508
Sr. Sec’d. Notes
5.250%	04/15/25	400	400,000
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	940	951,887

SEE NOTES TO FINANCIAL STATEMENTS.

A85

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Healthcare – Services (continued)
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22		190	$187,954
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.024%	08/01/45		445	445,116

				5,688,470

Home Builders — 0.0%
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.250%	04/15/21		1,300	1,300,000

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/26	(a)	1,695	1,637,464

Insurance — 0.2%
AXIS Specialty Finance LLC,
Gtd. Notes
5.875%	06/01/20		1,030	1,074,909
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	04/15/22		755	796,763
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
6.500%	05/01/42		365	445,602
7.000%	03/15/34		850	1,043,013
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		772	918,317
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43		200	204,783
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39		660	875,270
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40		100	124,344
Ohio National Financial Services, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/30/20		680	713,927
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		130	130,782
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47		1,450	1,386,682
6.850%	12/16/39		124	164,180
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20		350	365,975
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
6.150%	08/15/19		460	474,111

				8,718,658

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/19		580	$580,069
3.250%	09/15/22		980	965,116

				1,545,185

Machinery–Diversified — 0.0%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21		1,260	1,318,038

Media — 0.3%
21st Century Fox America, Inc.,
Gtd. Notes
6.150%	03/01/37		515	604,051
6.900%	08/15/39		90	114,587
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24		1,520	1,497,200
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	05/01/25		880	851,400
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
6.384%	10/23/35		875	914,381
6.484%	10/23/45		1,386	1,460,893
Comcast Corp.,
Gtd. Notes
6.400%	05/15/38		530	628,102
Discovery Communications LLC,
Gtd. Notes
5.000%	09/20/37		360	346,626
5.200%	09/20/47		475	460,724
Gtd. Notes, 144A
2.800%	06/15/20		1,740	1,718,993
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes
5.000%	05/13/45		200	175,828
NBCUniversal Media LLC,
Gtd. Notes
2.875%	01/15/23	(a)	330	316,457
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41		360	334,931
Viacom, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/44		450	422,634
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22		1,040	1,054,300
Warner Media LLC,
Gtd. Notes
3.800%	02/15/27		385	363,584

				11,264,691

SEE NOTES TO FINANCIAL STATEMENTS.

A86

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Mining — 0.0%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.250%	10/19/75	425	$444,258
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45	530	563,989
6.750%	04/16/40	425	488,398

			1,496,645

Miscellaneous Manufacturing — 0.0%
Actuant Corp.,
Gtd. Notes
5.625%	06/15/22	1,205	1,220,062
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
6.000%	08/07/19	264	272,960

			1,493,022

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.000%	05/10/19	645	639,784
2.125%	09/27/21	2,270	2,184,512
2.750%	01/06/23	315	304,753
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22	1,095	1,056,496
4.375%	02/11/20	1,000	1,022,838

			5,208,383

Oil & Gas — 0.5%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.677%(s)	10/10/36	2,000	846,386
4.850%	03/15/21	1,175	1,209,200
6.450%	09/15/36	1,155	1,334,782
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	1,200	1,174,799
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47	210	211,708
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.000%	06/15/45	110	111,901
5.600%	07/15/41	300	323,602
Encana Corp. (Canada),
Sr. Unsec’d. Notes
6.500%	08/15/34	370	421,929
6.500%	02/01/38	275	323,011
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35	1,020	989,580
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22	350	352,450
6.510%	03/07/22	580	615,090

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
Helmerich & Payne International Drilling Co.,
Gtd. Notes
4.650%	03/15/25		1,995	$2,059,861
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
3.875%	04/19/22		550	540,650
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44		1,200	1,199,237
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.750%	02/01/29		840	738,469
6.250%	03/17/24	(a)	710	703,965
Gtd. Notes, 144A
5.299%	01/27/25		740	683,760
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.375%	03/13/22		450	461,475
5.500%	01/21/21		2,110	2,172,224
6.500%	06/02/41		1,255	1,180,202
8.625%	12/01/23		350	396,293
Gtd. Notes, MTN
6.750%	09/21/47		1,540	1,452,066
6.875%	08/04/26		1,000	1,051,000
Sinopec Group Overseas Development 2015 Ltd. (China),
Gtd. Notes, 144A
2.500%	04/28/20		1,250	1,231,685

				21,785,325

Oil & Gas Services — 0.1%
Cameron International Corp.,
Gtd. Notes
4.500%	06/01/21		2,200	2,244,310
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	12/21/25		2,845	2,835,501

				5,079,811

Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
4.375%	12/15/20		630	634,725
WestRock RKT Co.,
Gtd. Notes
4.900%	03/01/22		800	833,320

				1,468,045

Pharmaceuticals — 0.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25		1,175	1,137,997
4.500%	05/14/35		1,910	1,858,952
Allergan Funding SCS,
Gtd. Notes
3.800%	03/15/25	(a)	475	461,246
4.550%	03/15/35		2,190	2,072,076
4.850%	06/15/44		35	33,806

SEE NOTES TO FINANCIAL STATEMENTS.

A87

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%
2.965%(c)	06/25/21		1,115	$1,116,566
Gtd. Notes, 144A
3.500%	06/25/21		500	500,995
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38		340	334,414
5.050%	03/25/48		785	798,892
5.125%	07/20/45		610	618,101
5.300%	12/05/43		225	235,115
Mylan, Inc.,
Gtd. Notes, 144A
4.550%	04/15/28	(a)	2,435	2,379,617
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.400%	09/23/21		3,555	3,403,429
Wyeth LLC,
Gtd. Notes
6.450%	02/01/24		60	69,305

				15,020,511

Pipelines — 0.3%
DCP Midstream Operating LP,
Gtd. Notes, 144A
5.350%	03/15/20		717	730,444
Energy Transfer Partners LP,
Gtd. Notes
4.650%	06/01/21		675	691,200
4.950%	06/15/28		1,115	1,111,537
Enterprise Products Operating LLC,
Gtd. Notes
3.700%	02/15/26		270	263,825
3.750%	02/15/25		1,345	1,331,878
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25		1,430	1,398,100
4.875%	06/01/25		3,250	3,341,555
5.200%	03/01/47		40	39,745
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36		145	168,953
ONEOK, Inc.,
Gtd. Notes
4.950%	07/13/47		935	910,352
Williams Partners LP,
Sr. Unsec’d. Notes
4.850%	03/01/48		315	300,106
4.900%	01/15/45		1,000	955,301
5.100%	09/15/45		500	493,875

				11,736,871

Real Estate Investment Trusts (REITs) — 0.0%
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	03/15/22		230	229,215

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Retail — 0.2%
Dollar Tree, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
3.055%(c)	04/17/20		1,100	$1,102,248
Sr. Unsec’d. Notes
4.000%	05/15/25		4,705	4,598,209
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22		1,450	1,471,750
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
6.500%	03/15/29		129	155,199
Macy’s Retail Holdings, Inc.,
Gtd. Notes
3.875%	01/15/22	(a)	360	357,469
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	(a)	1,375	1,268,438

				8,953,313

Savings & Loans — 0.0%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22		1,455	1,451,298

Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27		2,125	2,009,936

Software — 0.1%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.625%	10/15/20		1,233	1,240,774
Microsoft Corp.,
Sr. Unsec’d. Notes
4.500%	02/06/57		1,125	1,221,222
Oracle Corp.,
Sr. Unsec’d. Notes
4.300%	07/08/34		920	937,817

				3,399,813

Telecommunications — 0.2%
Anixter, Inc.,
Gtd. Notes
5.625%	05/01/19		782	795,685
AT&T Corp.,
Gtd. Notes
8.250%	11/15/31		4	5,130
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25		3,460	3,244,578
4.500%	03/09/48		4	3,448
4.550%	03/09/49		64	55,337
5.250%	03/01/37		65	63,931
5.350%	09/01/40		82	80,028
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%	12/15/30		400	571,476

SEE NOTES TO FINANCIAL STATEMENTS.

A88

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Telecommunications (continued)
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20	750	$778,125
9.000%	11/15/18	1,150	1,173,000
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	1,625	1,606,719
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.500%	08/10/33	1,205	1,166,900

			9,544,357

Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28	670	813,747
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	715	858,295
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25	100	109,649

			1,781,691

TOTAL CORPORATE BONDS (cost $399,595,011)			396,083,575

MUNICIPAL BONDS — 0.5%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Revenue Bonds, BABs
4.263%	09/15/32	240	246,895

California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49	1,325	1,840,531
California Educational Facilities Authority,
Revenue Bonds, Series U-7, BABs
5.000%	06/01/46	750	989,602
State of California,
GO, BABs
7.300%	10/01/39	1,270	1,799,336
7.500%	04/01/34	475	667,133
7.550%	04/01/39	245	361,287
7.625%	03/01/40	215	317,091

			5,974,980

Colorado — 0.0%
Regional Transportation District,
Revenue Bonds, Series 2010-B, BABs
5.844%	11/01/50	680	891,160

Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs
6.395%	01/01/40	1,030	1,363,535

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (continued)
Illinois (continued)
State of Illinois,
GO, Series D, BABs
5.000%	11/01/22	3,190	$3,372,595

			4,736,130

New Jersey — 0.1%
New Jersey Turnpike Authority,
Revenue Bonds, Series F, BABs
7.414%	01/01/40	1,070	1,556,133

New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds, BABs
5.767%	08/01/36	1,130	1,343,005

Ohio — 0.0%
Ohio State University (The),
Revenue Bonds, Series C, BABs
4.910%	06/01/40	455	521,457
Ohio Water Development Authority Water Pollution Control Loan Fund,
Revenue Bonds, BABs
4.879%	12/01/34	300	329,664

			851,121

Oregon — 0.0%
State of Oregon Department of Transportation,
Revenue Bonds, Series A, BABs
5.834%	11/15/34	445	548,356

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, Series B, BABs
5.511%	12/01/45	550	676,473

Texas — 0.1%
University of Texas System (The),
Revenue Bonds, Series F, Rfdg.
5.000%	08/15/47	1,490	1,912,102

Virginia — 0.0%
University of Virginia,
Revenue Bonds, Taxable, Series C
4.179%	09/01/2117	495	493,916

TOTAL MUNICIPAL BONDS (cost $16,353,793)			19,230,271

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.0%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/19	59	59,068
Banc of America Funding Trust,
Series 2015-R04, Class 4A1, 144A
3.500%(cc)	01/25/30	1,009	1,001,204
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
3.704%(cc)	02/25/35	431	429,118
Series 2005-B, Class 2A1
3.901%(cc)	03/25/35	143	140,126

SEE NOTES TO FINANCIAL STATEMENTS.

A89

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700%
3.791%(c)	10/25/27	744	$747,675
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
3.885%(cc)	02/25/37	328	330,895
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000%
3.982%(c)	12/25/57	1,918	1,941,637
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%
3.982%(c)	01/25/57	3,896	3,974,231
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	1,848	1,810,218
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	3,659	3,653,271
Fannie Mae Connecticut Avenue Securities,
Series 2016-C02, Class 1M1, 1 Month LIBOR + 2.150%
4.241%(c)	09/25/28	356	358,301
Series 2016-C03, Class 2M1, 1 Month LIBOR + 2.200%
4.291%(c)	10/25/28	388	389,498
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
3.541%(c)	01/25/29	884	891,052
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2016-DNA04, Class M2, 1 Month LIBOR + 1.300%
3.391%(c)	03/25/29	1,300	1,313,934
Series 2016-HQA02, Class M2, 1 Month LIBOR + 2.250%
4.341%(c)	11/25/28	993	1,016,641
Series 2016-HQA04, Class M2, 1 Month LIBOR + 1.300%
3.391%(c)	04/25/29	2,050	2,079,702
Series 2017-DNA01, Class M1, 1 Month LIBOR + 1.200%
3.291%(c)	07/25/29	2,859	2,881,038
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750%
2.841%(c)	03/25/30	4,399	4,410,115
Holmes Master Issuer PLC (United Kingdom),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 0.360%
2.708%(c)	10/15/54	2,200	2,198,728
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
4.048%(cc)	07/25/35	172	175,577
Lanark Master Issuer PLC (United Kingdom),
Series 2018-01A, Class 1A, 144A, 3 Month LIBOR + 0.420%
2.749%(c)	12/22/69	1,880	1,880,214
Lehman XS Trust,
Series 2006-GP04, Class 1A1, 1 Month LIBOR + 0.205%
2.296%(c)	08/25/46	3,000	2,882,079
LSTAR Securities Investment Ltd. (Cayman Islands),
Series 2017-05, Class A, 144A, 1 Month LIBOR + 2.000%
3.983%(c)	05/01/22	2,840	2,841,415
Series 2017-06, Class A, 144A, 1 Month LIBOR + 1.750%
3.732%(c)	09/01/22	1,468	1,472,565
Series 2017-08, Class A, 144A, 1 Month LIBOR + 1.650%
3.633%(c)	11/01/22	1,181	1,186,102
MASTR Alternative Loan Trust,
Series 2004-04, Class 4A1
5.000%	04/25/19	6	5,555

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
3.756%(cc)	02/25/34		173	$174,758
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-01, Class 3A
5.000%	03/25/20		24	23,614

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $40,018,235)				40,268,331

SOVEREIGN BONDS — 0.8%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27		3,350	3,117,510
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		175	174,825
4.375%	07/12/21		500	510,250
7.375%	09/18/37		625	778,125
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A(a)
3.875%	02/01/28		1,040	976,608
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.125%	06/29/20		400	413,540
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25		400	378,560
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
6.375%	03/29/21		2,280	2,435,145
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
3.375%	07/30/25	EUR	1,500	1,883,640
Sr. Unsec’d. Notes, 144A, MTN
2.150%	07/18/24	EUR	2,100	2,469,304
5.875%	01/15/24		950	1,017,254
Sr. Unsec’d. Notes, EMTN
4.750%	01/08/26		540	547,281
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.500%	07/21/21		600	572,674
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	09/08/20		1,200	1,173,049
2.125%	04/13/21		800	777,081
2.125%	10/25/23		1,400	1,314,119
2.625%	04/20/22		2,000	1,951,297
Sr. Unsec’d. Notes, EMTN
2.125%	04/13/21		200	194,270
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23		566	567,698
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		606	562,301

SEE NOTES TO FINANCIAL STATEMENTS.

A90

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (continued)
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.750%	03/16/25	600		$592,500
4.000%	09/22/24	515		518,863
4.500%	04/16/50	475		457,188
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23	1,105		1,104,196
5.103%	04/23/48	1,220		1,216,291
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.375%	10/26/21	1,325		1,272,265
2.875%	03/04/23	1,785		1,716,999
4.000%	04/17/25	1,035		1,029,887
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22	1,800		1,746,189
3.250%	06/01/23	800		799,874
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.000%	06/05/20	1,710		1,750,462
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55	770		746,900
5.100%	06/18/50	680		668,440

TOTAL SOVEREIGN BONDS (cost $36,330,375)				35,434,585

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.7%
Federal Home Loan Bank
5.500%	07/15/36(k)	1,080		1,409,296
Federal Home Loan Mortgage Corp.
2.000%	01/01/32	1,176		1,113,882
2.500%	03/01/30	638		621,129
3.000%	TBA	13,500		13,052,679
3.000%	10/01/28	524		523,752
3.000%	06/01/29	1,242		1,239,813
3.000%	01/01/37	646		637,373
3.000%	01/01/43	1,223		1,194,700
3.000%	07/01/43	2,420		2,362,378
3.500%	TBA	18,000		17,885,124
3.500%	03/01/42	745		747,642
3.500%	06/01/42	451		452,346
4.000%	06/01/26	772		794,691
4.000%	09/01/26	391		402,114
4.000%	10/01/39	954		980,979
4.000%	12/01/40	485		498,908
4.000%	10/01/41	534		548,742
4.000%	01/01/42	195		200,769
4.000%	10/01/45	833		852,208
4.500%	02/01/19	—	(r)	384
4.500%	07/01/19	37		36,824
4.500%	07/01/20	37		37,243
4.500%	09/01/39	364		382,968
4.500%	10/01/39	2,107		2,215,174
4.500%	12/01/39	626		658,454
4.500%	07/01/41	293		306,603
4.500%	07/01/41	2,033		2,134,444

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	08/01/41	141	$146,716
4.500%	08/01/41	246	257,299
4.500%	08/01/41	647	680,373
4.500%	10/01/41	257	268,526
4.500%	10/01/46	442	460,257
5.000%	05/01/34	29	30,593
5.000%	05/01/34	282	299,914
5.000%	08/01/35	29	31,186
5.000%	09/01/35	40	42,066
5.000%	10/01/36	46	48,816
5.000%	05/01/37	30	31,694
5.000%	07/01/37	598	637,734
5.000%	09/01/38	70	74,813
5.000%	09/01/38	73	78,109
5.000%	09/01/38	84	89,809
5.000%	02/01/39	28	29,673
5.000%	06/01/39	76	81,515
5.500%	02/01/34	36	38,307
5.500%	04/01/34	328	352,039
5.500%	06/01/34	155	168,203
5.500%	06/01/34	177	191,238
5.500%	05/01/37	64	69,760
5.500%	02/01/38	509	550,306
5.500%	05/01/38	94	101,729
5.500%	07/01/38	448	484,681
6.000%	03/01/32	264	292,414
6.000%	12/01/33	54	59,068
6.000%	07/01/36	4	4,716
6.000%	12/01/36	11	12,025
6.000%	05/01/37	17	18,347
6.000%	12/01/37	39	43,178
6.000%	01/01/38	4	4,521
6.000%	01/01/38	19	20,801
6.000%	01/01/38	384	421,581
6.000%	10/01/38	85	93,522
6.000%	08/01/39	52	57,655
6.750%	03/15/31	500	682,662
7.000%	01/01/31	29	32,012
7.000%	06/01/31	32	34,489
7.000%	09/01/31	4	4,917
7.000%	10/01/31	57	64,252
7.000%	10/01/32	32	33,359
Federal National Mortgage Assoc.
1.875%	09/24/26	225	205,451
2.000%	08/01/31	1,637	1,551,105
2.500%	01/01/28	1,432	1,402,687
2.500%	10/01/43	1,141	1,073,419
2.500%	12/01/46	2,041	1,912,455
3.000%	02/01/27	2,259	2,258,845
3.000%	08/01/30	1,441	1,437,843
3.000%	11/01/36	3,403	3,358,395
3.000%	12/01/42	1,470	1,436,708
3.000%	12/01/42	2,380	2,326,729
3.500%	TBA	22,000	22,262,968
3.500%	06/01/39	790	791,039
3.500%	01/01/42	7,440	7,466,059
3.500%	05/01/42	3,779	3,791,982
3.500%	07/01/42	1,001	1,004,358

SEE NOTES TO FINANCIAL STATEMENTS.

A91

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	08/01/42	430	$431,385
3.500%	08/01/42	1,250	1,253,519
3.500%	09/01/42	1,087	1,088,976
3.500%	09/01/42	1,940	1,944,437
3.500%	11/01/42	722	723,812
3.500%	03/01/43	3,825	3,833,976
3.500%	04/01/43	707	709,931
3.500%	04/01/43	1,799	1,801,619
3.500%	07/01/43	325	325,614
3.500%	06/01/45	8,664	8,649,511
4.000%	TBA	13,500	13,743,763
4.000%	10/01/41	3,909	4,014,665
4.000%	09/01/44	3,647	3,726,903
4.500%	TBA	9,000	9,354,452
4.500%	07/01/33	61	63,554
4.500%	08/01/33	18	18,313
4.500%	09/01/33	57	59,905
4.500%	10/01/33	159	166,799
4.500%	03/01/34	45	46,615
4.500%	01/01/35	3	3,326
4.500%	07/01/39	1,071	1,126,478
4.500%	08/01/39	833	876,169
4.500%	09/01/39	591	621,462
4.500%	12/01/39	6	6,396
4.500%	03/01/41	2,041	2,147,019
4.500%	07/01/42	168	176,989
5.000%	TBA	5,750	6,079,807
5.000%	03/01/34	296	317,671
5.000%	04/01/35	712	762,985
5.000%	06/01/35	174	186,113
5.000%	07/01/35	150	160,779
5.000%	07/01/35	172	183,438
5.000%	09/01/35	98	105,748
5.000%	11/01/35	126	136,075
5.000%	02/01/36	98	105,311
5.500%	02/01/33	183	198,138
5.500%	08/01/33	218	237,043
5.500%	10/01/33	64	70,298
5.500%	12/01/33	64	69,596
5.500%	12/01/34	186	202,333
5.500%	10/01/35	799	868,644
5.500%	03/01/36	102	110,427
5.500%	04/01/36	137	148,475
5.500%	01/01/37	86	93,660
5.500%	04/01/37	47	50,641
5.500%	05/01/37	282	307,313
5.500%	08/01/37	343	372,343
6.000%	05/01/21	71	73,080
6.000%	10/01/33	370	412,900
6.000%	11/01/33	36	39,479
6.000%	11/01/33	46	50,003
6.000%	01/01/34	283	310,555
6.000%	02/01/34	134	147,722
6.000%	03/01/34	3	2,829
6.000%	03/01/34	15	16,283
6.000%	03/01/34	46	49,955
6.000%	11/01/34	61	66,452
6.000%	01/01/35	76	84,801

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	01/01/35	188	$207,129
6.000%	02/01/35	3	3,695
6.000%	02/01/35	114	124,144
6.000%	02/01/35	252	282,914
6.000%	04/01/35	22	24,536
6.000%	12/01/35	257	280,908
6.000%	05/01/36	47	51,890
6.000%	06/01/36	35	38,872
6.000%	02/01/37	93	102,869
6.000%	06/01/37	41	45,240
6.000%	05/01/38	245	267,468
6.250%	05/15/29(k)	1,935	2,485,399
6.500%	09/01/32	1	1,341
6.500%	09/01/32	10	10,616
6.500%	09/01/32	14	15,707
6.500%	09/01/32	48	53,293
6.500%	09/01/32	48	53,319
6.500%	10/01/32	50	55,490
6.500%	04/01/33	82	90,715
6.500%	11/01/33	23	25,179
6.500%	01/01/34	45	50,103
6.500%	09/01/34	62	68,090
6.500%	10/01/34	138	152,376
6.500%	09/01/36	158	173,585
6.500%	10/01/36	48	53,957
6.500%	11/01/36	40	44,035
6.500%	01/01/37	41	45,382
6.500%	01/01/37	114	125,794
6.500%	09/01/37	21	22,757
6.625%	11/15/30(k)	550	737,727
7.000%	02/01/32	34	37,093
7.000%	03/01/32	2	1,861
7.000%	05/01/32	18	20,331
7.000%	06/01/32	16	17,455
7.000%	07/01/32	60	67,268
7.125%	01/15/30(k)	3,600	4,957,362
Government National Mortgage Assoc.
2.500%	12/20/46	1,141	1,082,659
3.000%	TBA	3,000	2,932,090
3.000%	03/15/45	1,465	1,434,805
3.000%	03/20/46	10,974	10,789,076
3.000%	07/20/46	4,299	4,219,951
3.000%	02/20/47	3,166	3,103,984
3.500%	TBA	7,250	7,267,559
3.500%	12/20/42	2,382	2,410,104
3.500%	05/20/43	491	496,391
3.500%	03/20/45	2,243	2,257,318
3.500%	04/20/45	3,167	3,187,079
3.500%	07/20/46	11,270	11,328,226
4.000%	TBA	8,250	8,443,360
4.000%	06/15/40	221	227,814
4.000%	05/20/41	389	402,742
4.000%	12/20/42	800	827,316
4.000%	08/20/44	393	406,200
4.000%	11/20/45	2,268	2,342,188
4.000%	12/20/45	2,393	2,471,471
4.000%	11/20/46	582	600,986
4.500%	TBA	5,000	5,188,324

SEE NOTES TO FINANCIAL STATEMENTS.

A92

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	04/15/40	984		$1,040,127
4.500%	01/20/41	1,690		1,776,181
4.500%	02/20/41	1,081		1,136,172
4.500%	06/20/44	1,186		1,251,953
4.500%	09/20/46	738		775,757
4.500%	11/20/46	1,491		1,575,634
4.500%	03/20/47	1,551		1,625,436
5.000%	10/20/37	171		182,493
5.000%	04/20/45	1,053		1,121,767
5.500%	11/15/32	86		93,989
5.500%	02/15/33	74		81,279
5.500%	08/15/33	125		135,990
5.500%	08/15/33	171		184,144
5.500%	09/15/33	79		85,058
5.500%	09/15/33	94		102,810
5.500%	10/15/33	103		113,837
5.500%	12/15/33	22		23,807
5.500%	04/15/34	394		431,713
5.500%	07/15/35	80		87,214
5.500%	02/15/36	138		152,129
6.000%	02/15/33	3		3,602
6.000%	04/15/33	20		21,324
6.000%	09/15/33	22		24,234
6.000%	12/15/33	47		51,479
6.000%	12/15/33	130		142,618
6.000%	01/15/34	23		25,809
6.000%	01/15/34	38		42,210
6.000%	06/20/34	89		98,745
6.000%	07/15/34	198		219,229
6.000%	10/15/34	206		226,867
6.500%	10/15/23	1		1,246
6.500%	12/15/23	5		5,351
6.500%	01/15/24	2		1,966
6.500%	01/15/24	2		2,243
6.500%	01/15/24	3		2,782
6.500%	01/15/24	5		5,629
6.500%	01/15/24	18		19,373
6.500%	01/15/24	24		26,037
6.500%	01/15/24	66		73,057
6.500%	02/15/24	—	(r)	435
6.500%	02/15/24	1		763
6.500%	02/15/24	4		4,572
6.500%	02/15/24	4		4,668
6.500%	02/15/24	5		5,060
6.500%	02/15/24	10		10,541
6.500%	02/15/24	18		19,445
6.500%	02/15/24	18		19,636
6.500%	02/15/24	21		23,150
6.500%	02/15/24	33		36,688
6.500%	03/15/24	9		10,339
6.500%	04/15/24	2		2,472
6.500%	04/15/24	2		2,584
6.500%	04/15/24	3		2,925
6.500%	04/15/24	3		3,019
6.500%	04/15/24	5		5,563
6.500%	04/15/24	5		5,607
6.500%	04/15/24	16		17,755
6.500%	05/15/24	—	(r)	148

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.500%	05/15/24	16	$17,542
6.500%	05/15/24	17	18,978
6.500%	10/15/24	24	25,533
6.500%	12/15/30	11	12,445
6.500%	01/15/32	23	26,181
6.500%	02/15/32	22	23,733
6.500%	07/15/32	48	53,229
6.500%	08/15/32	7	7,337
6.500%	08/15/32	9	9,350
6.500%	08/15/32	29	32,432
6.500%	08/15/32	235	267,848
6.500%	06/15/35	5	6,014
6.500%	06/15/35	44	49,242
6.500%	07/15/35	7	8,008
8.000%	01/15/24	9	8,626
8.000%	04/15/25	7	7,480
Tennessee Valley Authority, Sr. Unsec’d. Notes
2.875%	02/01/27	410	399,805
7.125%	05/01/30	705	969,699

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $279,585,631)			276,937,708

U.S. TREASURY OBLIGATIONS — 1.5%
U.S. Treasury Bonds
3.000%	02/15/48(a)	7,945	7,971,690
U.S. Treasury Inflation Indexed Bonds, TIPS
0.625%	01/15/26	26,400	26,256,051
U.S. Treasury Notes
1.625%	04/30/23	550	522,543
2.500%	05/31/20	4,545	4,542,870
2.625%	06/15/21	3,625	3,625,425
2.875%	05/15/28	1,335	1,337,660
U.S. Treasury Strips Coupon
2.184%(s)	02/15/28	5,465	4,122,999
2.241%(s)	05/15/28(k)	2,735	2,047,224
2.280%(s)	02/15/29	2,735	1,999,664
2.384%(s)	05/15/29	5,640	4,093,739
2.783%(s)	08/15/29	1,400	1,007,695
2.878%(s)	05/15/31	1,400	954,469
3.042%(s)	11/15/35	2,800	1,665,364
3.202%(s)	08/15/40	2,800	1,440,951

TOTAL U.S. TREASURY OBLIGATIONS (cost $62,210,305)			61,588,344

TOTAL LONG-TERM INVESTMENTS (cost $3,343,078,368)			3,906,030,842

	Shares
SHORT-TERM INVESTMENTS — 10.3%
AFFILIATED MUTUAL FUNDS — 10.2%
PGIM Core Short-Term Bond Fund(w)	9,244,838	85,699,652
PGIM Core Ultra Short Bond Fund(w)	242,864,899	242,864,899

SEE NOTES TO FINANCIAL STATEMENTS.

A93

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (continued)
PGIM Institutional Money Market Fund (cost $94,649,141; includes $94,474,320 of cash collateral for securities on loan)(b)(w)	94,650,493	$94,659,958

TOTAL AFFILIATED MUTUAL FUNDS (cost $427,033,742)		423,224,509

Interest Rate	Maturity Date		Principal Amount (000)#
COMMERCIAL PAPER(n) — 0.1%
Ford Motor Credit Co. LLC
3.201%	04/09/19		2,310	2,259,795

(cost $2,254,247)
U.S. TREASURY OBLIGATION(n) — 0.0%
U.S. Treasury Bills
1.901%	09/20/18	(k)	150	149,375

(cost $149,370)
TOTAL SHORT-TERM INVESTMENTS (cost $429,437,359)				425,633,679

TOTAL INVESTMENTS—104.7% (cost $3,772,515,727)				4,331,664,521
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (4.7)%				(196,259,608)

NET ASSETS — 100.0%				$4,135,404,913

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $3,491,278 and 0.1% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $92,022,309; cash collateral of $94,474,320 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of June 30, 2018.

(r)	Principal or notional amount is less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
531	2 Year U.S. Treasury Notes	Sep. 2018	$112,480,734	$250,831
2,117	5 Year U.S. Treasury Notes	Sep. 2018	240,527,586	1,338,521
576	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	91,908,000	3,156,595
11	Mini MSCI EAFE Index	Sep. 2018	1,075,470	(24,014)

				4,721,933

Short Positions:
330	90 Day Euro Dollar	Dec. 2018	80,322,000	572,692
294	10 Year U.S. Treasury Notes	Sep. 2018	35,335,125	8,735
66	10 Year U.S. Ultra Treasury Notes	Sep. 2018	8,463,469	(174,947)
217	20 Year U.S. Treasury Bonds	Sep. 2018	31,465,000	(826,136)

				(419,656)

				$4,302,277

Securities with combined market values of $3,634,155 and $149,375 have been segregated with Citigroup Global Markets and Goldman Sachs & Co., respectively, to cover requirements for open futures contracts at June 30, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

A94

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018:

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro, Expiring 07/26/18	Citigroup Global Markets	EUR 3,746	$4,588,730	$4,382,936	$205,794	$—

Forward rate agreements outstanding at June 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums	Unrealized Appreciation (Depreciation)	Counterparty
OTC Forward Rate Agreements^:
96,000	07/30/18	4.000%(T)	CMM 102(1)(T)	$—	$—	$—	JPMorgan Chase
96,000	07/30/18	2.839%(T)	10 Year CMT(1)(T)	—	—	—	JPMorgan Chase

				$—	$—	$—

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Inflation swap agreements outstanding at June 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreement:
1,720	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$40	$(41,133)	$(41,173)

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at June 30, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciaton (Depreciation)
	Centrally Cleared Interest Rate Swap Agreements:
EUR	3,905	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	$19,572	$(8,318)	$(27,890)
	1,181,655	01/30/19	2.261%(T)	1 Day USOIS(1)(T)	—	(52,873)	(52,873)
	1,034,020	03/20/19	2.157%(T)	1 Day USOIS(1)(T)	—	197,123	197,123
	65,090	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(23,719)	455,423	479,142
	14,410	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(7,439)	96,846	104,285
	23,180	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	6,555	151,080	144,525
	37,520	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	22,844	263,344	240,500
	17,170	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	4,724	87,958	83,234
	7,195	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	78	25,521	25,443
	2,555	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	(5)	5,407	5,412
	24,360	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	20,236	20,236
	685	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	3,354	3,354
	610	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	23,326	23,326
	20,135	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	49,779	713,708	663,929
	14,985	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	46,829	489,747	442,918
	10,320	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	35,076	35,076
	1,900	02/14/25	—(3)	—(3)	—	1,668	1,668
	4,710	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	15,862	15,862
	36,240	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	294,382	1,511,301	1,216,919
	8,033	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	90,939	429,909	338,970
	1,575	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	1,997	74,704	72,707
	1,325	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	55,730	55,730
	4,595	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(2,908)	154,703	157,611

SEE NOTES TO FINANCIAL STATEMENTS.

A95

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (continued):
1,580	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	$—	$87,889	$87,889
655	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	32,038	32,038
7,700	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(51,426)	(634,607)	(583,181)
290	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	15,380	15,380

				$452,202	$4,251,535	$3,799,333

Securities with a combined market value of $5,907,916 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at June 30, 2018.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

(3)	The Portfolio pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Day USOIS plus 38.25 bps quarterly.

Total return swap agreements outstanding at June 30, 2018:

Counterparty	Termination Date	Long (Short) Notional Amount(000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC Total Return Swap Agreement^:
Barclays Capital Group	7/31/18	3,480	Receive payment based on Bloomberg Barclays US Corporate Total Return Value Unhedged Index upon termination and pay variable payments based on 1 Month LIBOR plus 10bps monthly	$28	$—	$28

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balance Reported in the Statement of Assets and Liabilities for OTC Swap Agreements Table:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$28	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$66,794,897	$—
Collateralized Loan Obligations	—	52,951,899	3,491,250
Consumer Loans	—	9,498,565	—
Credit Cards	—	10,340,831	—
Equipment	—	10,173,995	—
Home Equity Loans	—	5,660,399	—
Other	—	1,114,958	—

SEE NOTES TO FINANCIAL STATEMENTS.

A96

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities	$—	$26,244,082	$—
Student Loans	—	22,673,054	—
Bank Loan	—	403,786	—
Commercial Mortgage-Backed Securities	—	248,826,554	—
Commercial Paper	—	2,259,795	—
Common Stocks	2,582,564,689	34,628,701	—
Corporate Bonds	—	396,083,575	—
Exchange Traded Fund	340,743	—	—
Municipal Bonds	—	19,230,271	—
Preferred Stocks	596,200	183,425	—
Residential Mortgage-Backed Securities	—	40,268,331	—
Rights	—	—	—
Sovereign Bonds	—	35,434,585	—
U.S. Government Agency Obligations	—	276,937,708	—
U.S. Treasury Obligations	—	61,737,719	—
Affiliated Mutual Funds	423,224,509	—	—
Other Financial Instruments*
Futures Contracts	4,302,277	—	—
OTC Forward Foreign Currency Exchange Contracts	—	205,794	—
OTC Forward Rate Swap Agreements	—	—	—
Centrally Cleared Inflation Swap Agreement	—	(41,173)	—
Centrally Cleared Interest Rate Swap Agreements	—	3,799,333	—
OTC Total Return Swap Agreement	—	—	28

Total	$3,011,028,418	$1,325,411,084	$3,491,278

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Affiliated Mutual Funds (2.3% represents investments purchased with collateral from securities on loan)	10.2%
Banks	6.9
U.S. Government Agency Obligations	6.7
Commercial Mortgage-Backed Securities	6.0
Software	4.3
Oil, Gas & Consumable Fuels	4.0
Internet Software & Services	3.8
Technology Hardware, Storage & Peripherals	3.1
Pharmaceuticals	2.9
IT Services	2.4
Health Care Providers & Services	2.4
Health Care Equipment & Supplies	2.4
Automobiles	2.2
Semiconductors & Semiconductor Equipment	2.2
Internet & Direct Marketing Retail	2.2
Specialty Retail	1.9
Diversified Telecommunication Services	1.7
Aerospace & Defense	1.7
Residential Mortgage-Backed Securities	1.6
U.S. Treasury Obligations	1.5
Biotechnology	1.5
Capital Markets	1.4
Media	1.4

Machinery	1.4%
Chemicals	1.4
Collateralized Loan Obligations	1.4
Beverages	1.3
Diversified Financial Services	1.3
Insurance	1.3
Equity Real Estate Investment Trusts (REITs)	1.3
Food Products	1.2
Electric	1.0
Communications Equipment	0.9
Consumer Finance	0.9
Industrial Conglomerates	0.9
Sovereign Bonds	0.8
Road & Rail	0.8
Multiline Retail	0.8
Metals & Mining	0.7
Electric Utilities	0.7
Textiles, Apparel & Luxury Goods	0.7
Life Sciences Tools & Services	0.7
Hotels, Restaurants & Leisure	0.6
Student Loans	0.6
Tobacco	0.5
Oil & Gas	0.5
Independent Power & Renewable Electricity Producers	0.5

SEE NOTES TO FINANCIAL STATEMENTS.

A97

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Industry Classification (continued):

Auto Manufacturers	0.5%
Municipal	0.5
Real Estate Management & Development	0.4
Household Products	0.4
Food & Staples Retailing	0.4
Multi-Utilities	0.3
Electrical Equipment	0.3
Food	0.3
Pipelines	0.3
Energy Equipment & Services	0.3
Credit Cards	0.3
Computers	0.3
Airlines	0.3
Equipment	0.2
Telecommunications	0.2
Consumer Loans	0.2
Retail	0.2
Personal Products	0.2
Professional Services	0.2
Gas Utilities	0.2
Agriculture	0.2
Healthcare-Services	0.1
Home Equity Loans	0.1
Multi-National	0.1
Trading Companies & Distributors	0.1
Oil & Gas Services	0.1
Construction & Engineering	0.1
Diversified Consumer Services	0.1
Household Durables	0.1
Commercial Services	0.1
Gas	0.1
Healthcare-Products	0.1
Building Products	0.1
Mortgage Real Estate Investment Trusts (REITs)	0.1
Containers & Packaging	0.1
Auto Parts & Equipment	0.1
Commercial Paper	0.1

Building Materials	0.1%
Forest Products & Paper	0.1
Semiconductors	0.1
Transportation	0.0	*
Leisure Products	0.0	*
Housewares	0.0	*
Lodging	0.0	*
Mining	0.0	*
Miscellaneous Manufacturing	0.0	*
Packaging & Containers	0.0	*
Savings & Loans	0.0	*
Auto Components	0.0	*
Machinery-Diversified	0.0	*
Home Builders	0.0	*
Other	0.0	*
Distributors	0.0	*
Air Freight & Logistics	0.0	*
Electronics	0.0	*
Wireless Telecommunication Services	0.0	*
Electronic Equipment, Instruments & Components	0.0	*
Transportation Infrastructure	0.0	*
Technology	0.0	*
Exchange Traded Fund	0.0	*
Real Estate Investment Trusts (REITs)	0.0	*
Paper & Forest Products	0.0	*
Construction Materials	0.0	*
Water Utilities	0.0	*
Commercial Services & Supplies	0.0	*
Marine	0.0	*

	104.7
Liabilities in excess of other assets	(4.7)

	100.0%

* Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	—	$—		Due from/to broker — variation margin futures	$24,014	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	205,794		—	—
Interest rate contracts	Due from/to broker — variation margin futures	5,327,374	*	Due from/to broker — variation margin futures	1,001,083	*

SEE NOTES TO FINANCIAL STATEMENTS.

A98

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin swaps	$4,463,277	*	Due from/to broker — variation margin swaps	$705,117	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	28		—	—

		$9,996,473			$1,730,214

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Purchased(1)	Options Written	Futures	Forward Currency Contracts	Swaps
Equity contracts	$5,200	$—	$—	$(92,054)	$—	$—
Foreign exchange contracts	—	—	—	—	(67,165)	—
Interest rate contracts	—	(162,599)	31,232	(12,613,259)	—	2,287,892

Total	$5,200	$(162,599)	$31,232	$(12,705,313)	$(67,165)	$2,287,892

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts	Swaps
Equity contracts	$(36,056)	$—	$—
Foreign exchange contracts	—	261,800	—
Interest rate contracts	5,155,211	—	3,061,073

Total	$5,119,155	$261,800	$3,061,073

SEE NOTES TO FINANCIAL STATEMENTS.

A99

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)
$30,667	$170,667	$570,183,996	$166,272,521

Forward Foreign Currency Exchange Contracts-Sold(3)	Forward Rate Agreements(2)	Interest Rate Swap Agreements(2)
$4,568,046	$64,000,000	$1,069,989,859

Total Return Swap Agreements(2)	Inflation Swap Agreements(2)
$1,160,000	$1,720,000

(1)	Cost.

(2)	Notional Amount in USD.

(3)	Value at Settlement Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivative and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$92,022,309	$(92,022,309)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Barclays Capital Group	$28	$—	$28	$—	$28
Citigroup Global Markets	205,794	—	205,794	—	205,794

	$205,822	$—	$205,822	$—	$205,822

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A100

FLEXIBLE MANAGED PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2018

ASSETS
Investments at value, including securities on loan of $92,022,309:
Unaffiliated investments (cost $3,345,481,985)	$3,908,440,012
Affiliated investments (cost $427,033,742)	423,224,509
Foreign currency, at value (cost $163,387)	163,149
Receivable for investments sold	94,987,147
Dividends and interest receivable	9,939,386
Tax reclaim receivable	623,580
Unrealized appreciation on OTC forward foreign currency exchange contracts	205,794
Due from broker-variation margin swaps	85,078
Due from broker-variation margin futures	6,765
Receivable from affiliate	6,075
Receivable for Series shares sold	1,830
Unrealized appreciation on OTC swap agreements	28
Prepaid expenses	4,176

Total Assets	4,437,687,529

LIABILITIES
Payable for investments purchased	204,389,657
Payable to broker for collateral for securities on loan	94,474,320
Management fee payable	2,065,428
Payable for Series shares repurchased	572,743
Accrued expenses and other liabilities	426,661
Payable to affiliate	249,358
Due to broker-variation margin futures	103,469
Affiliated transfer agent fee payable	980

Total Liabilities	302,282,616

NET ASSETS	$4,135,404,913

Net assets were comprised of:
Partners Equity	$4,135,404,913

Net asset value and redemption price per share, $4,135,404,913 / 137,373,220 outstanding shares of beneficial interest	$30.10

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net) (foreign withholding tax $130,598, of which $11,593 is reimbursable by an affiliate)	$24,644,636
Interest income (net of $1,591 foreign withholding tax)	20,116,791
Affiliated dividend income	2,715,331
Income from securities lending, net (including affiliated income of $162,095)	165,582

Total income	47,642,340

EXPENSES
Management fee	12,454,773
Custodian and accounting fees	220,804
Shareholders’ reports	127,857
Trustees’ fees	24,587
Audit fee	22,413
Legal fees and expenses	10,542
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	67,219

Total expenses	12,933,492

NET INVESTMENT INCOME (LOSS)	34,708,848

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(3,856,963))	152,530,541
Futures transactions	(12,705,313)
Forward currency contract transactions	(67,165)
Options written transactions	31,232
Swap agreements transactions	2,287,892
Foreign currency transactions	80,097

142,157,284

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $3,721,733)	(153,105,959)
Futures	5,119,155
Forward currency contracts	261,800
Swap agreements	3,061,073
Foreign currencies	(34,305)

(144,698,236)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(2,540,952)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32,167,896

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$34,708,848	$65,564,001
Net realized gain (loss) on investment and foreign currency transactions	142,157,284	297,648,108
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(144,698,236)	201,322,947

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	32,167,896	564,535,056

SERIES SHARE TRANSACTIONS
Series shares sold [93,958 and 218,250 shares, respectively]	2,825,029	6,080,347
Series shares repurchased [4,297,544 and 8,310,120 shares, respectively]	(129,354,438)	(230,747,682)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(126,529,409)	(224,667,335)

CAPITAL CONTRIBUTIONS	65,481	—

TOTAL INCREASE (DECREASE)	(94,296,032)	339,867,721
NET ASSETS:
Beginning of period	4,229,700,945	3,889,833,224

End of period	$4,135,404,913	$4,229,700,945

SEE NOTES TO FINANCIAL STATEMENTS.

A101

GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 96.6%
COMMON STOCKS — 96.1%	Shares	Value
Australia — 2.7%
AGL Energy Ltd.	66,200	$1,101,487
Aristocrat Leisure Ltd.	100,909	2,304,497
Asaleo Care Ltd.	733,400	756,130
Ausdrill Ltd.	123,200	167,190
Bendigo & Adelaide Bank Ltd.	158,500	1,269,768
BHP Billiton PLC	223,060	5,006,005
Caltex Australia Ltd.	26,000	625,710
Coca-Cola Amatil Ltd.	96,500	656,359
CSL Ltd.	35,226	5,014,180
CSR Ltd.	334,900	1,136,341
Fortescue Metals Group Ltd.	129,900	421,782
Harvey Norman Holdings Ltd.(a)	168,800	414,695
LendLease Group	104,000	1,522,726
Macquarie Group Ltd.	53,484	4,874,331
Metcash Ltd.	412,500	795,602
Mineral Resources Ltd.	64,000	757,729
Myer Holdings Ltd.(a)	567,600	155,173
Qantas Airways Ltd.	387,619	1,765,062
Rio Tinto Ltd.	26,000	1,606,418

		30,351,185

Austria — 0.3%
OMV AG	28,000	1,583,619
voestalpine AG	28,800	1,324,314

		2,907,933

Belgium — 0.4%
AGFA-Gevaert NV*	86,100	360,872
Bekaert SA	13,500	437,416
KBC Group NV	43,267	3,322,914
UCB SA	8,900	697,675

		4,818,877

Canada — 3.3%
Brookfield Asset Management, Inc. (Class A Stock)	98,962	4,011,919
Canadian National Railway Co.	60,319	4,933,710
Canadian Natural Resources Ltd.	73,100	2,636,717
Canadian Pacific Railway Ltd.(a)	10,309	1,886,753
Constellation Software, Inc.	6,019	4,667,913
Dollarama, Inc.	62,097	2,407,077
Magna International, Inc.	66,500	3,865,645
Suncor Energy, Inc.	92,704	3,772,612
Toronto-Dominion Bank (The)	73,907	4,277,628
TransCanada Corp.	108,702	4,695,926

		37,155,900

China — 2.9%
Alibaba Group Holding Ltd., ADR*(a)	89,614	16,626,086
China Merchants Bank Co. Ltd. (Class H Stock)	971,500	3,573,577
China Resources Cement Holdings Ltd.	1,234,000	1,241,880
NetEase, Inc., ADR	9,175	2,318,247
Tencent Holdings Ltd.	116,300	5,840,051

COMMON STOCKS (continued)	Shares	Value
China (continued)
Xinyi Solar Holdings Ltd.	1,870,000	$572,918
Yum China Holdings, Inc.	89,698	3,449,785

		33,622,544

Denmark — 0.7%
Danske Bank A/S	61,200	1,906,618
DFDS A/S	11,300	719,263
Novo Nordisk A/S (Class B Stock)	72,888	3,366,738
Orsted A/S, 144A	35,723	2,158,425

		8,151,044

Finland — 0.2%
UPM-Kymmene OYJ	57,300	2,040,175

France — 5.3%
Airbus SE	31,252	3,646,951
Arkema SA	29,965	3,535,883
Atos SE	9,100	1,237,391
AXA SA	46,300	1,131,285
BNP Paribas SA	63,636	3,936,333
Capgemini SE	24,747	3,316,347
Carrefour SA	34,100	550,065
Cie Generale des Etablissements Michelin SCA	24,951	3,018,528
CNP Assurances	46,700	1,061,003
Credit Agricole SA	78,500	1,041,895
Engie SA	50,000	764,826
LVMH Moet Hennessy Louis Vuitton SE(a)	18,617	6,181,204
Natixis SA	146,400	1,035,863
Orange SA(a)	79,700	1,330,366
Renault SA(a)	12,300	1,042,075
Safran SA	31,997	3,874,998
Sanofi	48,500	3,892,592
SCOR SE	12,100	447,471
Societe Generale SA	28,600	1,202,057
TOTAL SA	110,878	6,733,159
TOTAL SA, ADR(a)	148,350	8,984,076
Valeo SA	56,272	3,068,156

		61,032,524

Germany — 2.2%
Allianz SE	8,500	1,751,467
Aurubis AG	10,800	824,412
BASF SE	16,400	1,565,686
Bayer AG	11,400	1,251,991
Bayerische Motoren Werke AG	13,800	1,247,418
CECONOMY AG	46,000	382,563
Covestro AG, 144A	5,100	453,307
Daimler AG	27,600	1,767,978
Deutsche Lufthansa AG	54,200	1,298,505
Deutsche Post AG	34,500	1,120,919
Evonik Industries AG	36,500	1,248,803
Hannover Rueck SE	4,500	559,448
Infineon Technologies AG	146,436	3,719,669
METRO AG(a)	46,000	566,897
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,300	1,114,289

SEE NOTES TO FINANCIAL STATEMENTS.

A102

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Germany (continued)
Rational AG	3,244	$2,112,524
Rheinmetall AG	13,300	1,463,299
Uniper SE	38,700	1,152,209
Volkswagen AG	7,400	1,216,509

		24,817,893

Hong Kong — 1.4%
AIA Group Ltd.	722,600	6,294,866
Galaxy Entertainment Group Ltd.	532,000	4,100,897
Kingboard Chemical Holdings Ltd.	216,000	786,695
Lee & Man Paper Manufacturing Ltd.	1,244,000	1,255,043
PAX Global Technology Ltd.	933,000	459,120
Skyworth Digital Holdings Ltd.	1,072,000	477,049
WH Group Ltd., 144A	1,914,500	1,549,188
Wheelock & Co. Ltd.	97,000	674,105
Yue Yuen Industrial Holdings Ltd.	220,500	621,516

		16,218,479

India — 0.3%
HDFC Bank Ltd., ADR	27,706	2,909,684

Ireland — 0.5%
Kingspan Group PLC	90,996	4,548,587
Smurfit Kappa Group PLC	35,200	1,421,068

		5,969,655

Israel — 0.1%
Bank Hapoalim BM	125,500	850,794
Teva Pharmaceutical Industries Ltd.	16,300	394,663

		1,245,457

Italy — 0.5%
A2A SpA	782,400	1,354,284
Astaldi SpA*(a)	48,700	113,459
Enel SpA	470,000	2,604,358
Leonardo SpA	45,200	444,876
Mediobanca Banca di Credito Finanziario SpA	87,600	810,304

		5,327,281

Japan — 6.7%
AGC, Inc.	3,400	132,247
Aisan Industry Co. Ltd.	68,400	575,931
Aisin Seiki Co. Ltd.	14,000	637,456
Aoyama Trading Co. Ltd.	5,400	180,173
Astellas Pharma, Inc.	38,100	579,828
Daikin Industries Ltd.	40,400	4,828,329
Dowa Holdings Co. Ltd.	21,700	668,100
Enplas Corp.	11,200	311,652
Fujikura Ltd.	200,200	1,271,729
Fujitec Co. Ltd.	26,700	328,588
Hazama Ando Corp.	85,900	780,782
Hitachi Capital Corp.	2,900	74,845
Hitachi High-Technologies Corp.	3,000	122,041
Isuzu Motors Ltd.	78,200	1,036,711
ITOCHU Corp.	102,900	1,861,032
Japan Airlines Co. Ltd.	28,000	992,070
Japan Aviation Electronics Industry Ltd.	46,000	723,558
Kaneka Corp.	74,000	662,720

COMMON STOCKS (continued)	Shares	Value
Japan (continued)
KDDI Corp.	117,600	$3,215,762
Keihin Corp.	54,300	1,101,876
Keiyo Bank Ltd. (The)	153,000	656,036
Keyence Corp.	9,600	5,414,540
Komatsu Ltd.	101,600	2,892,408
Konica Minolta, Inc.	129,600	1,201,952
KYORIN Holdings, Inc.	3,200	66,413
Lintec Corp.	30,000	869,308
Marubeni Corp.	157,200	1,196,825
Mazda Motor Corp.	56,700	695,516
Mitsubishi Gas Chemical Co., Inc.	46,900	1,059,832
Mitsubishi UFJ Financial Group, Inc.	248,600	1,408,290
Mitsubishi UFJ Lease & Finance Co. Ltd.	165,800	1,016,416
Mitsui Chemicals, Inc.	31,500	837,230
Mitsui Sugar Co. Ltd.	25,400	787,249
Mixi, Inc.	17,800	449,999
Mizuho Financial Group, Inc.	597,700	1,006,817
NEC Corp.	2,500	68,510
Nippon Telegraph & Telephone Corp.	69,300	3,148,161
Nipro Corp.	34,900	402,673
Nishi-Nippon Financial Holdings, Inc.	48,600	566,635
Nissan Motor Co. Ltd.	161,600	1,572,399
Nisshinbo Holdings, Inc.	81,000	868,209
Nitori Holdings Co. Ltd.	20,900	3,251,585
NTT DOCOMO, Inc.	39,300	1,001,457
ORIX Corp.	234,100	3,689,909
Resona Holdings, Inc.	355,300	1,893,671
Sankyu, Inc.	16,200	850,242
Sawai Pharmaceutical Co. Ltd.	9,200	418,388
Seino Holdings Co. Ltd.	12,200	215,881
Shiseido Co. Ltd.	56,600	4,491,549
SKY Perfect JSAT Holdings, Inc.	151,000	719,353
Sumitomo Forestry Co. Ltd.	8,600	129,978
Sumitomo Heavy Industries Ltd.	16,800	566,043
Sumitomo Mitsui Financial Group, Inc.	33,900	1,322,303
Sumitomo Osaka Cement Co. Ltd.	149,500	700,011
Suzuki Motor Corp.	38,000	2,094,109
Teijin Ltd.	48,000	879,250
Toagosei Co. Ltd.	73,500	848,140
Toho Holdings Co. Ltd.	35,200	858,095
Tokyo Electron Ltd.	4,500	772,440
Towa Pharmaceutical Co. Ltd.	9,400	502,873
Toyo Tire & Rubber Co. Ltd.(a)	35,200	513,174
Toyoda Gosei Co. Ltd.	33,200	840,281
Toyota Motor Corp.	15,730	1,017,243
Tsubakimoto Chain Co.	85,000	674,141
Ube Industries Ltd.	30,100	781,556
Ulvac, Inc.	12,700	484,465
Yokohama Rubber Co. Ltd. (The)(a)	45,000	933,395

		76,720,380

Liechtenstein — 0.0%
VP Bank AG	1,765	335,801

Luxembourg — 0.2%
Tenaris SA	119,442	2,179,821

Netherlands — 1.7%
ABN AMRO Group NV, CVA, 144A	45,300	1,171,541

SEE NOTES TO FINANCIAL STATEMENTS.

A103

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Netherlands (continued)
Aegon NV	95,000	$567,209
BE Semiconductor Industries NV	4,400	118,404
ING Groep NV	75,400	1,082,333
Koninklijke Ahold Delhaize NV	95,900	2,289,864
Koninklijke Philips NV	97,420	4,127,493
NN Group NV	38,700	1,569,535
Royal Dutch Shell PLC (Class A Stock)	128,119	4,446,303
Royal Dutch Shell PLC (Class B Stock)	111,200	3,982,401
Signify NV, 144A	22,300	576,936

		19,932,019

New Zealand — 0.1%
Air New Zealand Ltd.	485,600	1,043,446

Norway — 0.4%
DNB ASA	68,200	1,328,063
Equinor ASA	37,300	986,307
Salmar ASA	37,300	1,564,503
Yara International ASA	14,800	612,308

		4,491,181

Portugal — 0.1%
EDP-Energias de Portugal SA	319,500	1,266,344

Singapore — 0.1%
DBS Group Holdings Ltd.	36,300	705,927

South Africa — 0.2%
Bid Corp. Ltd.	82,530	1,652,585
Investec PLC	79,700	563,538

		2,216,123

Spain — 1.1%
ACS Actividades de Construccion y Servicios SA	79,428	3,204,601
Amadeus IT Group SA	49,545	3,895,850
Banco Santander SA	137,900	737,003
Distribuidora Internacional de Alimentacion SA	175,100	508,655
Gas Natural SDG SA(a)	19,200	507,569
Iberdrola SA	150,200	1,158,307
Mapfre SA	219,300	659,160
Repsol SA	73,100	1,426,847

		12,097,992

Sweden — 1.1%
Atlas Copco AB (Class A Stock)	111,244	3,221,688
Boliden AB	35,400	1,142,481
Electrolux AB (Class B Stock)	22,600	512,876
Epiroc AB (Class A Stock)*	169,268	1,776,258
Hexagon AB (Class B Stock)	57,183	3,177,497
JM AB	25,700	457,716
Nordea Bank AB	83,600	801,941
Swedbank AB (Class A Stock)	29,700	632,795
Volvo AB (Class B Stock)	87,000	1,382,702

		13,105,954

Switzerland — 2.9%
ALSO Holding AG*	4,300	513,396
Baloise Holding AG	10,300	1,494,089

COMMON STOCKS (continued)	Shares	Value
Switzerland (continued)
Credit Suisse Group AG*	113,100	$1,691,193
Ferguson PLC	34,826	2,817,693
Geberit AG	6,423	2,750,097
Georg Fischer AG	49	62,572
Helvetia Holding AG	1,800	1,026,878
Lonza Group AG*	16,002	4,228,472
Novartis AG	23,100	1,749,847
Partners Group Holding AG	4,678	3,419,833
Roche Holding AG	12,800	2,839,785
Swiss Life Holding AG*	6,500	2,253,885
Swiss Re AG	20,100	1,754,908
Temenos AG*	25,515	3,837,114
UBS Group AG*	83,800	1,284,684
Zurich Insurance Group AG	5,700	1,685,661

		33,410,107

Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	610,000	4,331,658

United Kingdom — 4.9%
3i Group PLC	120,600	1,427,798
Aviva PLC	164,200	1,089,480
BAE Systems PLC	351,100	2,986,913
Barratt Developments PLC	109,300	740,934
Bellway PLC	25,400	1,003,446
Berkeley Group Holdings PLC	25,300	1,260,268
Bovis Homes Group PLC	66,300	999,652
BP PLC	355,000	2,701,021
BT Group PLC	365,300	1,047,952
Carillion PLC^*(a)	145,900	19
Centrica PLC	289,000	600,074
Compass Group PLC	191,942	4,091,361
Crest Nicholson Holdings PLC	143,814	737,678
Debenhams PLC(a)	301,400	59,211
Experian PLC	166,094	4,097,307
GlaxoSmithKline PLC	166,000	3,346,713
Go-Ahead Group PLC (The)	34,500	720,782
Inchcape PLC	66,600	684,682
International Consolidated Airlines Group SA	150,000	1,308,663
J. Sainsbury PLC	536,900	2,272,035
Keller Group PLC	48,200	642,965
Kingfisher PLC	160,800	628,825
Legal & General Group PLC	494,700	1,730,379
Lloyds Banking Group PLC	1,954,100	1,621,350
London Stock Exchange Group PLC	50,872	2,994,808
Man Group PLC	291,300	675,266
Marks & Spencer Group PLC	142,500	553,536
Meggitt PLC	108,000	700,833
Melrose Industries PLC	110,258	308,509
Mondi PLC	17,100	461,325
National Express Group PLC	154,700	816,831
Old Mutual Ltd.*	274,800	543,269
Paragon Banking Group PLC	105,900	667,705
Premier Foods PLC*	357,756	178,293
QinetiQ Group PLC	214,000	759,514
Quilter PLC, 144A*	91,600	175,192
RELX PLC	147,684	3,153,784

SEE NOTES TO FINANCIAL STATEMENTS.

A104

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United Kingdom (continued)
Royal Mail PLC	120,900	$804,338
RPC Group PLC	42,000	413,519
Segro PLC, REIT	259,329	2,283,871
SSE PLC	51,500	919,303
St. James’s Place PLC	141,889	2,140,835
Taylor Wimpey PLC	263,400	620,049
Vesuvius PLC	81,100	637,521
William Hill PLC	111,900	446,925

		56,054,734

United States — 55.4%
A.O. Smith Corp.	109,622	6,484,141
Adobe Systems, Inc.*	53,748	13,104,300
Aetna, Inc.	33,400	6,128,900
Alphabet, Inc. (Class C Stock)*	12,347	13,774,931
Amazon.com, Inc.*	10,005	17,006,499
American International Group, Inc.	80,990	4,294,090
Amphenol Corp. (Class A Stock)	124,122	10,817,232
ANSYS, Inc.*	30,389	5,293,156
Apache Corp.	36,850	1,722,738
Applied Materials, Inc.	41,100	1,898,409
Autodesk, Inc.*	24,034	3,150,617
Bank of New York Mellon Corp. (The)	93,200	5,026,276
Becton, Dickinson & Co.	10,944	2,621,745
Boeing Co. (The)	17,300	5,804,323
Booking Holdings, Inc.*	5,361	10,867,229
Brighthouse Financial, Inc.*	42,125	1,687,949
Bunge Ltd.	52,150	3,635,376
BWX Technologies, Inc.	103,719	6,463,768
Carnival Corp.	40,900	2,343,979
CF Industries Holdings, Inc.	72,150	3,203,460
Chubb Ltd.	46,150	5,861,973
Cintas Corp.	43,770	8,100,514
Cisco Systems, Inc.	169,050	7,274,221
Citigroup, Inc.	82,300	5,507,516
Comcast Corp. (Class A Stock)	107,950	3,541,839
Costco Wholesale Corp.	49,416	10,326,956
CVS Health Corp.	50,850	3,272,198
Danaher Corp.	100,538	9,921,090
DexCom, Inc.*(a)	87,393	8,300,587
DowDuPont, Inc.	79,114	5,215,195
Edwards Lifesciences Corp.*	53,778	7,828,463
Electronic Arts, Inc.*	79,986	11,279,626
EQT Corp.	34,117	1,882,576
Estee Lauder Cos., Inc. (The) (Class A Stock)	61,314	8,748,895
Evergy, Inc.	68,400	3,840,660
Exelon Corp.	67,150	2,860,590
Exxon Mobil Corp.	101,950	8,434,323
Facebook, Inc. (Class A Stock)*	66,447	12,911,981
Fifth Third Bancorp	193,850	5,563,495
FleetCor Technologies, Inc.*	36,771	7,745,811
Fortive Corp.	144,904	11,173,547
Franklin Resources, Inc.	69,250	2,219,463
General Electric Co.	98,950	1,346,710
General Motors Co.	19,062	751,043
Genpact Ltd.	296,739	8,584,659
Gilead Sciences, Inc.	44,900	3,180,716
Hess Corp.	60,350	4,036,811

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Hologic, Inc.*	86,450	$3,436,388
Illinois Tool Works, Inc.	15,600	2,161,224
International Paper Co.	80,950	4,215,876
Intuit, Inc.	71,023	14,510,354
Intuitive Surgical, Inc.*	29,396	14,065,398
Johnson & Johnson	44,650	5,417,831
Johnson Controls International PLC	138,398	4,629,413
JPMorgan Chase & Co.	121,650	12,675,930
Kimberly-Clark Corp.	43,000	4,529,620
Kohl’s Corp.(a)	25,300	1,844,370
Las Vegas Sands Corp.	28,986	2,213,371
Loews Corp.	72,484	3,499,528
Lowe’s Cos., Inc.	3,500	334,495
Marsh & McLennan Cos., Inc.	48,880	4,006,694
Mattel, Inc.(a)	69,687	1,144,261
Medtronic PLC	79,321	6,790,671
Merck & Co., Inc.	104,150	6,321,905
MetLife, Inc.	99,850	4,353,460
Microsoft Corp.	118,281	11,663,689
Morgan Stanley	134,150	6,358,710
News Corp. (Class A Stock)	131,400	2,036,700
Nielsen Holdings PLC	44,462	1,375,210
Occidental Petroleum Corp.	52,550	4,397,384
PayPal Holdings, Inc.*	153,167	12,754,216
PepsiCo, Inc.	33,400	3,636,258
Perrigo Co. PLC	37,050	2,701,316
Pfizer, Inc.	197,250	7,156,230
PG&E Corp.	91,400	3,889,984
Philip Morris International, Inc.	58,250	4,703,105
QUALCOMM, Inc.	95,200	5,342,624
Raytheon Co.	10,685	2,064,128
Roper Technologies, Inc.	42,619	11,759,008
salesforce.com, Inc.*	99,835	13,617,494
SBA Communications Corp.*	71,741	11,845,874
Sherwin-Williams Co. (The)	26,313	10,724,389
Signature Bank*	11,550	1,477,014
SL Green Realty Corp.	21,800	2,191,554
Southern Co. (The)	137,800	6,381,518
Southwest Airlines Co.	83,300	4,238,304
Stericycle, Inc.*	25,770	1,682,523
TE Connectivity Ltd.	26,300	2,368,578
Texas Instruments, Inc.	34,950	3,853,237
Thermo Fisher Scientific, Inc.	55,292	11,453,185
TJX Cos., Inc. (The)	96,327	9,168,404
Twenty-First Century Fox, Inc. (Class B Stock)	154,900	7,631,923
Tyson Foods, Inc. (Class A Stock)	109,350	7,528,747
U.S. Bancorp	120,650	6,034,913
United Parcel Service, Inc. (Class B Stock)	25,950	2,756,669
United Technologies Corp.	18,250	2,281,798
Verizon Communications, Inc.	111,550	5,612,080
Visa, Inc. (Class A Stock)(a)	111,274	14,738,241
Vulcan Materials Co.	14,750	1,903,635
Walmart, Inc.	54,900	4,702,185
Wells Fargo & Co.	204,000	11,309,760

SEE NOTES TO FINANCIAL STATEMENTS.

A105

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Weyerhaeuser Co.	86,700	$3,161,082
Zoetis, Inc.	179,657	15,304,980

		632,998,014

TOTAL COMMON STOCKS (cost $793,169,992)		1,097,458,132

PREFERRED STOCKS — 0.5%
United States
Becton, Dickinson & Co. 6.125%	11,615	718,388
NextEra Energy, Inc. 6.123%(a)	49,348	2,817,771
Sempra Energy 6.000%	19,574	2,020,232

TOTAL PREFERRED STOCKS (cost $4,986,682)		5,556,391

	Units
RIGHTS* — 0.0%
Spain
Repsol SA, expiring 07/09/2018 (cost $41,185)	73,100	41,497

TOTAL LONG-TERM INVESTMENTS (cost $798,197,859)		1,103,056,020

	Shares
SHORT-TERM INVESTMENTS — 8.0%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	31,603,438	31,603,438

	Shares	Value
AFFILIATED MUTUAL FUNDS (continued)
PGIM Institutional Money Market Fund (cost $59,650,883; includes $59,530,059 of cash collateral for securities on loan)(b)(w)	59,653,455	$59,659,421

TOTAL SHORT-TERM INVESTMENTS (cost $91,254,321)		91,262,859

TOTAL INVESTMENTS — 104.6% (cost $889,452,180)		1,194,318,879
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.6)%		(52,202,300)

NET ASSETS — 100.0%		$1,142,116,579

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $19 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $57,814,802; cash collateral of $59,530,059 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$30,351,185	$—
Austria	—	2,907,933	—
Belgium	—	4,818,877	—
Canada	37,155,900	—	—
China	22,394,118	11,228,426	—
Denmark	—	8,151,044	—
Finland	—	2,040,175	—
France	8,984,076	52,048,448	—
Germany	—	24,817,893	—
Hong Kong	—	16,218,479	—
India	2,909,684	—	—
Ireland	—	5,969,655	—
Israel	—	1,245,457	—
Italy	—	5,327,281	—

SEE NOTES TO FINANCIAL STATEMENTS.

A106

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Japan	$—	$76,720,380	$—
Liechtenstein	—	335,801	—
Luxembourg	—	2,179,821	—
Netherlands	—	19,932,019	—
New Zealand	—	1,043,446	—
Norway	—	4,491,181	—
Portugal	—	1,266,344	—
Singapore	—	705,927	—
South Africa	—	2,216,123	—
Spain	—	12,097,992	—
Sweden	1,776,258	11,329,696	—
Switzerland	—	33,410,107	—
Taiwan	—	4,331,658	—
United Kingdom	175,192	55,879,523	19
United States	632,998,014	—	—
Preferred Stocks
United States	5,556,391	—	—
Rights
Spain	41,497	—	—
Affiliated Mutual Funds	91,262,859	—	—

Total	$803,253,989	$391,064,871	$19

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Affiliated Mutual Funds (5.2% represents investments purchased with collateral from securities on loan)	8.0%
Banks	7.2
Software	7.1
Oil, Gas & Consumable Fuels	5.5
Health Care Equipment & Supplies	5.1
Pharmaceuticals	4.8
IT Services	4.6
Internet Software & Services	4.5
Insurance	4.2
Capital Markets	3.5
Chemicals	3.0
Aerospace & Defense	2.7
Internet & Direct Marketing Retail	2.5
Electric Utilities	2.3
Machinery	2.3
Food & Staples Retailing	2.2
Electronic Equipment, Instruments & Components	2.1
Building Products	2.0
Semiconductors & Semiconductor Equipment	1.8
Equity Real Estate Investment Trusts (REITs)	1.7
Hotels, Restaurants & Leisure	1.7
Life Sciences Tools & Services	1.4
Auto Components	1.3
Food Products	1.3
Industrial Conglomerates	1.3
Media	1.3
Personal Products	1.3
Automobiles	1.2

Metals & Mining	1.1%
Specialty Retail	1.1
Airlines	1.0
Diversified Telecommunication Services	1.0
Health Care Providers & Services	0.9
Road & Rail	0.9
Commercial Services & Supplies	0.8
Professional Services	0.8
Biotechnology	0.7
Communications Equipment	0.6
Textiles, Apparel & Luxury Goods	0.6
Construction & Engineering	0.5
Construction Materials	0.5
Containers & Packaging	0.5
Household Durables	0.5
Multi-Utilities	0.5
Trading Companies & Distributors	0.5
Air Freight & Logistics	0.4
Beverages	0.4
Diversified Financial Services	0.4
Household Products	0.4
Multiline Retail	0.4
Tobacco	0.4
Wireless Telecommunication Services	0.4
Paper & Forest Products	0.3
Electrical Equipment	0.2
Energy Equipment & Services	0.2
Real Estate Management & Development	0.2
Distributors	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A107

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Industry Classification (continued):

Independent Power & Renewable Electricity Producers	0.1%
Leisure Products	0.1
Technology Hardware, Storage & Peripherals	0.1
Thrifts & Mortgage Finance	0.1
Consumer Finance	0.0	*
Gas Utilities	0.0	*
Health Care Technology	0.0	*
Marine	0.0	*

104.6
Liabilities in excess of other assets	(4.6)%

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$41,497	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)
Equity contracts	$25,007

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)
Equity contracts	$487

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$57,814,802	$(57,814,802)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A108

GLOBAL PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2018

ASSETS
Investments at value, including securities on loan of $57,814,802:
Unaffiliated investments (cost $798,197,859)	$1,103,056,020
Affiliated investments (cost $91,254,321)	91,262,859
Foreign currency, at value (cost $5,005,722)	4,958,941
Receivable for investments sold	7,718,089
Tax reclaim receivable	1,613,691
Dividends and interest receivable	1,506,089
Receivable from affiliate	51,310
Receivable for Series shares sold	27,353
Prepaid expenses	1,094

Total Assets	1,210,195,446

LIABILITIES
Payable to broker for collateral for securities on loan	59,530,059
Payable for investments purchased	6,586,199
Payable to affiliate	752,162
Management fee payable	694,091
Payable for Series shares repurchased	278,828
Accrued expenses and other liabilities	236,548
Affiliated transfer agent fee payable	980

Total Liabilities	68,078,867

NET ASSETS	$1,142,116,579

Net assets were comprised of:
Partners Equity	$1,142,116,579

Net asset value and redemption price per share, $1,142,116,579 / 32,312,519 outstanding shares of beneficial interest	$35.35

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2018

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net) (foreign withholding tax $1,167,211, of which $74,456 is reimbursable by an affiliate)	$13,429,109
Affiliated dividend income	238,813
Income from securities lending, net (including affiliated income of $120,738)	212,038

Total income	13,879,960

EXPENSES
Management fee	4,311,440
Custodian and accounting fees	159,058
Shareholders’ reports	72,987
Audit fee	14,047
Trustees’ fees	10,064
Legal fees and expenses	6,176
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	32,524

Total expenses	4,611,593
Less: Fee waiver and/or expense reimbursement	(137,959)

Net expenses	4,473,634

NET INVESTMENT INCOME (LOSS)	9,406,326

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,698))	42,313,543
Foreign currency transactions	36,396

42,349,939

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $8,143)	(18,363,477)
Foreign currencies	(222,953)

(18,586,430)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	23,763,509

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,169,835

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$9,406,326	$14,091,738
Net realized gain (loss) on investment and foreign currency transactions	42,349,939	40,601,021
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(18,586,430)	177,030,000

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	33,169,835	231,722,759

SERIES SHARE TRANSACTIONS
Series shares sold [227,365 and 246,184 shares, respectively]	8,076,304	7,749,375
Series shares repurchased [911,575 and 1,990,951 shares, respectively]	(32,278,053)	(61,897,531)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(24,201,749)	(54,148,156)

CAPITAL CONTRIBUTIONS	212,282	—

TOTAL INCREASE (DECREASE)	9,180,368	177,574,603
NET ASSETS:
Beginning of period	1,132,936,211	955,361,608

End of period	$1,142,116,579	$1,132,936,211

SEE NOTES TO FINANCIAL STATEMENTS.

A109

GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 97.3%
ASSET-BACKED SECURITIES — 9.5%
Collateralized Loan Obligations — 9.5%
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300%
3.648%(c)	01/16/30	250	$250,463
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1R, 144A, 3 Month LIBOR + 1.190%(original cost $500,000; purchased 03/22/17)(f)
3.543%(c)	10/17/26	500	499,996
BlueMountain CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.330%
3.672%(c)	04/13/27	1,750	1,747,963
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260%
3.622%(c)	04/22/30	2,000	1,998,701
CIFC Funding Ltd. (Cayman Islands),
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.250%
3.609%(c)	10/24/30	2,000	2,008,478
Eaton Vance CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.200%
3.548%(c)	07/15/26	2,500	2,499,593
Flagship CLO Ltd. (Cayman Islands),
Series 2014-08A, Class ARR, 144A, 3 Month LIBOR + 0.850%
2.899%	01/16/26	2,500	2,500,000
ICG US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%
3.642%(c)	10/23/29	500	500,177
KVK CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.300%
3.643%(c)	05/15/26	2,500	2,495,088
Limerock CLO LLC (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.200%
3.559%(c)	10/20/26	1,300	1,299,821
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%
3.608%(c)	07/15/30	250	250,596
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%
3.609%(c)	10/30/30	2,000	2,001,815
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.300%
3.631%(c)	05/21/29	500	500,759
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250%
3.603%(c)	10/17/30	1,000	1,003,252
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-05A, Class A, 144A, 3 Month LIBOR + 1.700%
4.060%(c)	10/25/28	500	500,000
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.250%
3.609%(c)	10/20/29	2,000	2,002,517

			22,059,219

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Small Business Loan — 0.0%
Small Business Administration Participation Certificates,
Series 1998-20I, Class 1
6.000%	09/01/18	24	$24,036

TOTAL ASSET-BACKED SECURITIES (cost $22,073,522)			22,083,255

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.2%
Bank,
Series 2017-BNK05, Class A3
3.020%	06/15/60	2,800	2,694,363
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A3
3.515%	09/10/58	700	696,291
Commercial Mortgage Trust,
Series 2012-CR05, Class A3
2.540%	12/10/45	1,000	970,935
Series 2015-CR24, Class A3
3.214%	08/10/48	1,600	1,594,626
Series 2015-CR25, Class A3
3.505%	08/10/48	1,000	993,437
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A3
3.269%	06/10/50	2,800	2,754,000
Fannie Mae-Aces,
Series 2012-M02, Class A2
2.717%	02/25/22	196	193,929
Series 2015-M01, Class AB2
2.465%	09/25/24	416	403,798
Series 2015-M03, Class AB2
2.625%	10/25/24	1,480	1,433,678
Series 2015-M08, Class AB2
2.829%(cc)	01/25/25	1,572	1,537,788
Series 2015-M10, Class A2
3.092%(cc)	04/25/27	1,600	1,548,898
Series 2015-M17, Class A2
3.036%(cc)	11/25/25	1,500	1,469,142
Series 2016-M11, Class A2
2.369%(cc)	07/25/26	1,200	1,114,959
Series 2016-M13, Class A2
2.560%(cc)	09/25/26	2,100	1,967,097
FHLMC Multifamily Structured Pass-Through Certificates,
Series K008, Class X1, IO
1.679%(cc)	06/25/20	15,295	366,969
Series K019, Class X1, IO
1.805%(cc)	03/25/22	16,371	822,155
Series K020, Class X1, IO
1.553%(cc)	05/25/22	8,647	388,659
Series K021, Class X1, IO
1.590%(cc)	06/25/22	9,185	437,250
Series K025, Class X1, IO
0.986%(cc)	10/25/22	26,108	811,673
Series K060, Class AM
3.300%(cc)	10/25/26	1,930	1,917,343
Series K064, Class AM
3.327%(cc)	03/25/27	1,100	1,090,328

SEE NOTES TO FINANCIAL STATEMENTS.

A110

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series K068, Class AM
3.315%	08/25/27	1,700	$1,674,533
Series K073, Class A2
3.350%	01/25/28	2,200	2,182,157
Series K076, Class A2
3.900%	04/25/28	1,500	1,552,378
Series K076, Class AM
3.900%	04/25/28	425	438,158
Series K077, Class A2
3.850%(cc)	05/25/28	900	929,674
Series K077, Class AM
3.850%(cc)	05/25/28	180	184,920
Series K151, Class A3
3.511%	04/25/30	400	395,275
Series K710, Class X1, IO
1.859%(cc)	05/25/19	7,513	75,659
Series K711, Class X1, IO
1.800%(cc)	07/25/19	7,328	76,147
Series KS03, Class A4
3.161%(cc)	05/25/25	2,600	2,578,337
Series W5FX, Class AFX
3.214%(cc)	04/25/28	1,100	1,079,820
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class A2
3.003%	01/15/47	611	610,235
Series 2015-C30, Class A3
3.322%	07/15/48	1,600	1,596,217
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	1,227	1,194,872

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $40,674,312)			39,775,700

CORPORATE BONDS — 1.8%
Diversified Financial Services
Private Export Funding Corp.,
Series BB, Gov’t. Gtd. Notes
4.300%	12/15/21	2,160	2,258,377
Sr. Unsec’d. Notes, 144A
2.650%	02/16/21	1,835	1,825,590

TOTAL CORPORATE BONDS (cost $4,172,897)			4,083,967

MUNICIPAL BONDS — 0.2%
California — 0.1%
California Educational Facilities Authority, Revenue Bonds,
Series U-7, BABs
5.000%	06/01/46	125	164,934

Texas — 0.1%
University of Texas System (The), Revenue Bonds,
Series F, Rfdg.
5.000%	08/15/47	275	352,904

TOTAL MUNICIPAL BONDS (cost $511,490)			517,838

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
Merrill Lynch Mortgage Investors Trust,
Series 2003-E, Class A1, 1 Month LIBOR + 0.620%
2.711%(c)	10/25/28	22	$22,104
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
3.756%(cc)	02/25/34	100	100,486

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $122,321)			122,590

U.S. GOVERNMENT AGENCY OBLIGATIONS — 40.5%
Federal Home Loan Mortgage Corp.
2.000%	01/01/32	345	326,317
2.375%	02/16/21	1,730	1,716,745
2.375%	01/13/22	360	355,275
2.500%	03/01/30	638	621,129
3.000%	TBA	4,500	4,350,893
3.000%	06/01/29	497	495,925
3.000%	01/01/37	896	883,217
3.000%	06/01/45	622	604,871
3.500%	TBA	1,000	993,618
3.500%	07/01/42	726	727,735
3.500%	10/01/42	1,192	1,195,458
3.500%	08/01/43	923	925,289
3.500%	10/01/45	669	667,972
4.000%	06/01/26	75	77,473
4.000%	09/01/26	261	268,076
4.000%	09/01/40	447	459,758
4.000%	12/01/40	457	470,202
4.000%	12/01/40	485	498,908
4.500%	TBA	500	520,257
4.500%	09/01/39	1,639	1,723,355
5.000%	06/01/33	325	347,388
5.000%	05/01/34	319	338,933
5.500%	05/01/37	64	69,760
5.500%	02/01/38	218	235,845
5.500%	05/01/38	94	101,729
6.000%	09/01/34	74	81,219
6.000%	01/01/37	92	100,586
6.000%	09/01/38	62	67,917
6.000%	08/01/39	75	82,776
6.500%	09/01/32	34	37,477
Federal Home Loan Mortgage Corp., MTN
3.208%(s)	12/11/25	600	472,809
Federal National Mortgage Assoc.
1.000%	10/24/19	2,300	2,256,215
2.000%	08/01/31	327	310,221
2.375%	01/19/23	1,100	1,080,115
2.500%	06/01/28	2,121	2,076,852
2.500%	02/01/43	220	206,674
2.500%	12/01/46	742	695,438
2.750%	06/22/21	1,750	1,751,554
3.000%	08/01/28	1,073	1,072,587
3.000%	02/01/31	1,334	1,326,863
3.000%	11/01/36	851	839,599
3.000%	03/01/43	1,075	1,050,428

SEE NOTES TO FINANCIAL STATEMENTS.

A111

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	07/01/43	999		$975,508
3.000%	07/01/43	1,204		1,176,759
3.000%	11/01/46	483		468,906
3.500%	TBA	3,000		3,035,859
3.500%	TBA	5,500		5,474,128
3.500%	06/01/39	316		316,416
3.500%	04/01/42	549		550,960
3.500%	06/01/42	913		915,825
3.500%	07/01/42	1,001		1,004,358
3.500%	06/01/45	2,280		2,275,766
3.500%	12/01/46	463		461,960
4.000%	TBA	3,250		3,308,684
4.000%	09/01/40	1,723		1,769,843
4.000%	06/01/42	1,223		1,256,350
4.000%	09/01/44	912		931,726
4.000%	10/01/46	416		424,496
4.500%	05/01/40	2,339		2,461,157
5.000%	TBA	500		528,679
5.000%	12/01/31	28		29,821
5.000%	03/01/34	395		423,561
5.000%	06/01/35	174		186,113
5.000%	07/01/35	86		91,719
5.000%	05/01/36	118		126,119
5.500%	02/01/34	236		256,827
5.500%	09/01/34	267		291,162
5.500%	02/01/35	297		322,673
5.500%	06/01/35	72		76,631
5.500%	06/01/35	159		171,682
5.500%	09/01/35	42		45,347
5.500%	09/01/35	107		114,623
5.500%	10/01/35	247		269,111
5.500%	11/01/35	268		289,057
5.500%	11/01/35	408		444,747
5.500%	11/01/35	568		620,431
6.000%	05/01/21	24		24,360
6.000%	12/01/33	11		12,148
6.000%	02/01/34	134		147,724
6.000%	08/01/34	—	(r)	550
6.000%	11/01/34	1		655
6.000%	11/01/34	1		1,136
6.000%	12/01/34	1		1,072
6.000%	01/01/35	36		38,908
6.000%	01/01/36	89		97,186
6.000%	05/01/38	53		58,436
6.500%	07/01/32	264		291,845
6.500%	08/01/32	96		105,991
6.500%	10/01/32	287		319,250
6.500%	10/01/37	144		160,768
6.625%	11/15/30	280		375,570
7.000%	12/01/31	1		564
7.000%	12/01/31	87		97,543
7.000%	11/01/33	11		11,131
7.000%	01/01/36	21		23,504
8.000%	10/01/23	—	(r)	220
8.000%	09/01/24	1		1,116
8.000%	11/01/24	1		1,250
8.000%	01/01/26	—	(r)	451
9.000%	02/01/25	9		9,965

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
9.000%	04/01/25	5		$5,761
Government National Mortgage Assoc.
2.500%	12/20/46	311		295,270
3.000%	03/15/45	1,758		1,721,765
3.000%	09/20/46	1,753		1,721,254
3.000%	10/20/46	438		429,980
3.000%	04/20/47	2,201		2,157,528
3.500%	01/20/43	1,251		1,265,512
3.500%	04/20/43	619		626,259
3.500%	03/20/45	1,122		1,128,659
3.500%	04/20/45	949		954,849
3.500%	07/20/46	2,382		2,394,230
4.000%	TBA	1,000		1,023,437
4.000%	06/15/40	225		232,108
4.000%	08/20/46	909		936,846
4.000%	11/20/46	582		600,986
4.500%	TBA	750		778,249
4.500%	02/20/41	625		656,776
4.500%	03/20/41	533		560,010
4.500%	06/20/44	410		433,285
4.500%	09/20/46	549		577,435
4.500%	11/20/46	1,118		1,181,726
4.500%	01/20/47	138		144,740
5.000%	07/15/33	171		182,156
5.000%	09/15/33	240		256,199
5.000%	04/15/34	84		87,597
5.500%	03/15/34	343		374,519
5.500%	03/15/36	78		85,392
6.500%	07/15/32	20		21,828
6.500%	08/15/32	3		3,026
6.500%	08/15/32	3		3,840
6.500%	08/15/32	12		13,513
6.500%	08/15/32	97		110,177
7.000%	05/15/23	5		5,680
7.000%	06/15/23	1		945
7.000%	06/15/23	1		1,232
7.000%	06/15/23	5		4,593
7.000%	06/15/23	15		15,575
7.000%	07/15/23	1		684
7.000%	07/15/23	13		12,973
7.000%	08/15/23	1		702
7.000%	08/15/23	5		4,838
7.000%	08/15/23	9		8,664
7.000%	09/15/23	1		1,362
7.000%	10/15/23	4		4,239
7.000%	10/15/23	5		4,832
7.000%	11/15/23	—	(r)	11
7.000%	11/15/23	3		3,355
7.000%	11/15/23	9		9,887
7.000%	01/15/24	58		60,231
7.000%	05/15/24	50		52,239
7.000%	08/15/28	49		55,197
7.500%	12/15/25	4		4,404
7.500%	12/15/25	35		37,858
7.500%	02/15/26	6		5,890
8.500%	09/15/24	66		70,906
8.500%	04/15/25	8		8,458

SEE NOTES TO FINANCIAL STATEMENTS.

A112

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes
3.000%	06/30/25		1,380	$1,367,523
Israel Government, USAID Bond, Gov’t. Gtd. Notes
5.500%	09/18/23		1,300	1,463,365
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO
2.194%(s)	01/15/21		643	599,359
3.173%(s)	04/15/30		2,505	1,688,517
Tennessee Valley Authority, Series E, Sr. Unsec’d. Notes
6.750%	11/01/25		510	632,210
Tennessee Valley Authority, Sr. Unsec’d. Notes
2.250%	03/15/20		365	362,869
2.875%	02/01/27		175	170,648
5.880%	04/01/36		230	302,004
7.125%	05/01/30		530	728,993

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $95,022,952)				94,018,960

U.S. TREASURY OBLIGATIONS — 28.0%
U.S. Treasury Bonds
2.750%	08/15/47		820	782,491
U.S. Treasury Notes
1.750%	05/15/23		3,540	3,381,945
1.875%	04/30/22		6,043	5,863,835
2.000%	06/30/24	(k)	6,280	6,005,986
2.125%	09/30/21	(k)	9,675	9,517,781
2.125%	06/30/22		2,055	2,010,609
2.125%	02/29/24		8,515	8,224,958
2.125%	05/15/25		15,885	15,200,580
2.250%	12/31/24		2,965	2,867,363
2.500%	05/31/20		340	339,841
2.875%	05/31/25		1,855	1,862,101
U.S. Treasury Strips Coupon
2.037%(s)	02/15/24		1,230	1,049,894
2.184%(s)	02/15/28		550	414,940
2.384%(s)	05/15/29		565	410,100
2.404%(s)	08/15/21	(k)	1,585	1,458,986
2.499%(s)	02/15/22		835	757,115
2.783%(s)	08/15/29		500	359,891
2.878%(s)	05/15/31		500	340,882
3.042%(s)	11/15/35		1,000	594,773
3.202%(s)	08/15/40		1,000	514,625
4.138%(s)	02/15/42		3,725	1,827,339
U.S. Treasury Strips Principal, PO
2.543%(s)	02/15/45		515	233,785
2.593%(s)	05/15/43		430	206,101
2.874%(s)	05/15/45	(k)	800	361,187
2.993%(s)	11/15/43		165	77,860
3.005%(s)	11/15/44		715	327,804

TOTAL U.S. TREASURY OBLIGATIONS (cost $65,719,923)				64,992,772

TOTAL LONG-TERM INVESTMENTS (cost $228,297,417)				225,595,082

	Shares	Value
SHORT-TERM INVESTMENTS — 11.3%
AFFILIATED MUTUAL FUNDS
PGIM Core Short-Term Bond Fund(w)	2,417,638	$22,411,504
PGIM Core Ultra Short Bond Fund(w)	3,852,704	3,852,704
PGIM Institutional Money Market Fund(w)	9,374	9,375

TOTAL SHORT-TERM INVESTMENTS (cost $27,018,175)		26,273,583

TOTAL INVESTMENTS — 108.6% (cost $255,315,592)		251,868,665
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (8.6)%		(19,870,970)

NET ASSETS — 100.0%		$231,997,695

See the Glossary for abbreviations used in the semiannual report.

#	Principal or notional amounts is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Indicates a restricted security; the original cost of such security is $500,000. The value of $499,996, is 0.2% of net assets.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(r)	Principal or notional amount is less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A113

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
126	10 Year U.S. Treasury Notes	Sep. 2018	$15,143,625	$78,410
167	2 Year U.S. Treasury Notes	Sep. 2018	35,375,297	81,269
143	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	22,817,438	821,779
312	5 Year U.S. Treasury Notes	Sep. 2018	35,448,562	195,832

				1,177,290

Short Positions:
120	90 Day Euro Dollar	Dec. 2018	29,208,000	208,252
2	10 Year U.S. Ultra Treasury Bonds	Sep. 2018	256,469	(5,183)
101	U.S. Treasury Long Bond	Sep. 2018	14,645,000	(389,432)

				(186,363)

				$990,927

A security with a market value of $944,400 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at June 30, 2018.

Inflation swap agreements outstanding at June 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreement:
540	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$12	$(12,914)	$(12,926)

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at June 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
413,255	01/30/19	2.261%(T)	1 Day USOIS(1)(T)	$—	$(18,491)	$(18,491)
365,370	03/20/19	2.157%(T)	1 Day USOIS(1)(T)	—	69,653	69,653
21,265	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(8,090)	148,787	156,877
4,730	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(2,550)	31,789	34,339
7,870	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	2,185	51,294	49,109
11,945	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	6,414	83,840	77,426
5,295	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	1,396	27,125	25,729
2,750	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	31	9,754	9,723
1,495	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	(3)	3,163	3,166
8,570	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	7,119	7,119
3,860	08/31/21	2.015%(S)	3 Month LIBOR(2)(Q)	31,702	(81,264)	(112,966)
345	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	1,689	1,689
17,565	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	(4,680)	622,502	627,182
4,670	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	14,367	152,628	138,261
3,785	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	12,865	12,865
500	02/14/25	—(3)	—(3)	—	439	439
590	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	1,987	1,987
1,920	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	70,521	80,066	9,545
2,102	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	29,738	112,496	82,758
790	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	984	37,471	36,487
530	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	22,292	22,292
1,445	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(911)	48,650	49,561
260	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	12,717	12,717

SEE NOTES TO FINANCIAL STATEMENTS.

A114

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (continued):
2,525	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	$(16,893)	$(208,102)	$(191,209)
145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	7,690	7,690

				$124,211	$1,238,159	$1,113,948

Securities with a combined market value of $1,780,963 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at June 30, 2018.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

(3)	The Portfolio pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 DAY USOIS plus 38.25 bps quarterly.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$22,059,219	$—
Small Business Loan	—	24,036	—
Commercial Mortgage-Backed Securities	—	39,775,700	—
Corporate Bonds	—	4,083,967	—
Municipal Bonds	—	517,838	—
Residential Mortgage-Backed Securities	—	122,590	—
U.S. Government Agency Obligations	—	94,018,960	—
U.S. Treasury Obligations	—	64,992,772	—
Affiliated Mutual Funds	26,273,583	—	—
Other Financial Instruments*
Futures Contracts	990,927	—	—
Centrally Cleared Inflation Swap Agreement	—	(12,926)	—
Centrally Cleared Interest Rate Swap Agreements	—	1,113,948	—

Total	$27,264,510	$226,696,104	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

U.S. Government Agency Obligations	40.5%
U.S. Treasury Obligations	28.0
Commercial Mortgage-Backed Securities	17.2
Affiliated Mutual Funds	11.3
Collateralized Loan Obligations	9.5
Diversified Financial Services	1.8
Municipal	0.2
Residential Mortgage-Backed Securities	0.1

Small Business Loan	0.0 *%

108.6
Liabilities in excess of other assets	(8.6)

100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A115

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$1,385,542	*	Due from/to broker — variation margin futures	$394,615	*
Interest rate contracts	Due from/to broker — variation margin swaps	1,436,614	*	Due from/to broker — variation margin swaps	335,592	*

		$2,822,156			$730,207

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Interest rate contracts	$(37,798)	$10,858	$(2,774,705)	$719,213

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$1,167,980	$971,126

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)
$10,662	$59,333	$157,942,700	$55,186,854

Inflation Swap Agreements(2)	Interest Rate Swap Agreements(2)
$540,000	$370,461,667

(1)	Cost.

(2)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A116

GOVERNMENT INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2018

ASSETS
Investments at value:
Unaffiliated investments (cost $228,297,417)	$225,595,082
Affiliated investments (cost $27,018,175)	26,273,583
Receivable for investments sold	10,583,370
Dividends and interest receivable	1,012,023
Due from broker-variation margin swaps	43,397
Receivable for Series shares sold	680
Prepaid expenses	265

Total Assets	263,508,400

LIABILITIES
Payable for investments purchased	31,172,262
Accrued expenses and other liabilities	124,469
Payable for Series shares repurchased	111,310
Management fee payable	76,364
Due to broker-variation margin futures	25,320
Affiliated transfer agent fee payable	980

Total Liabilities	31,510,705

NET ASSETS	$231,997,695

Net assets were comprised of:
Partners Equity	$231,997,695

Net asset value and redemption price per share $231,997,695 / 18,568,606 outstanding shares of beneficial interest	$12.49

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$2,834,950
Affiliated dividend income	311,575
Income from securities lending, net (including affiliated income of $3,189)	3,275

Total income	3,149,800

EXPENSES
Management fee	469,790
Shareholders’ reports	59,289
Custodian and accounting fees	42,110
Audit fee	17,270
Trustees’ fees	6,005
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Legal fees and expenses	4,959
Miscellaneous	7,872

Total expenses	612,592

NET INVESTMENT INCOME (LOSS)	2,537,208

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(315,325))	(1,855,331)
Futures transactions	(2,774,705)
Options written transactions	10,858
Swap agreements transactions	719,213

(3,899,965)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $286,773)	(3,356,799)
Futures	1,167,980
Swap agreements	971,126

(1,217,693)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(5,117,658)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,580,450)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$2,537,208	$4,641,829
Net realized gain (loss) on investment transactions	(3,899,965)	916,943
Net change in unrealized appreciation (depreciation) on investments	(1,217,693)	1,875,901

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,580,450)	7,434,673

SERIES SHARE TRANSACTIONS
Series shares sold [981,781 and 3,422,868 shares, respectively]	12,175,241	42,250,137
Series shares repurchased [1,757,800 and 2,543,772 shares, respectively]	(21,744,986)	(31,854,985)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(9,569,745)	10,395,152

TOTAL INCREASE (DECREASE)	(12,150,195)	17,829,825
NET ASSETS:
Beginning of period	244,147,890	226,318,065

End of period	$231,997,695	$244,147,890

SEE NOTES TO FINANCIAL STATEMENTS.

A117

GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
REPURCHASE AGREEMENT(m) — 2.6%
Merrill Lynch, 2.12%, dated 06/29/18, due 07/02/18 in the amount of $14,353,535		14,351	$14,351,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 82.9%
Federal Farm Credit Bank, 1 Month LIBOR + (0.100)%
1.901%(c)	04/04/19	17,000	16,998,710
1.930%(c)	08/08/18	9,000	9,000,278
Federal Farm Credit Bank, 1 Month LIBOR + (0.110)%
1.963%(c)	01/15/19	7,000	7,000,000
Federal Farm Credit Bank, 1 Month LIBOR + 0.040%
2.086%(c)	08/10/18	12,000	12,002,601
Federal Home Loan Bank
1.819%(n)	07/18/18	7,000	6,994,096
1.830%(n)	07/06/18	3,000	2,999,250
1.864%(n)	07/13/18	35,800	35,778,128
1.884%(n)	07/20/18	15,000	14,985,333
1.887%(n)	07/27/18	7,000	6,990,637
1.888%(n)	07/12/18	10,000	9,994,317
1.893%(n)	07/25/18	7,000	6,991,329
1.902%(n)	07/24/18	7,000	6,991,637
1.918%(n)	08/08/18	17,000	16,966,166
1.921%(n)	08/02/18	8,000	7,986,560
1.921%(n)	08/03/18	20,000	19,965,350
1.921%(n)	08/06/18	7,000	6,986,770
1.931%(n)	08/14/18	16,000	15,962,845
1.932%(n)	08/15/18	4,000	3,990,500
1.932%(n)	08/20/18	10,000	9,973,611
1.933%(n)	08/07/18	9,000	8,982,425
1.935%(n)	08/17/18	13,000	12,967,702
1.964%(n)	09/14/18	7,000	6,971,883
1.965%(n)	09/19/18	14,000	13,939,987
Federal Home Loan Bank, 1 Month LIBOR + (0.130)%
1.917%(c)	10/12/18	8,000	8,000,000
1.961%(c)	10/24/18	7,000	7,000,000
Federal Home Loan Bank, 1 Month LIBOR + (0.125)%
1.921%(c)	12/10/18	8,000	8,000,000
1.960%(c)	09/17/18	6,000	6,000,000
Federal Home Loan Bank, 1 Month LIBOR + (0.080)%
1.921%(c)	02/04/19	7,000	7,000,000
Federal Home Loan Bank, 1 Month LIBOR + (0.155)%
1.930%(c)	09/17/18	7,000	7,000,000
Federal Home Loan Bank, 1 Month LIBOR + (0.150)%
1.935%(c)	10/18/18	7,000	7,000,000
Federal Home Loan Bank, 1 Month LIBOR + (0.100)%
1.988%(c)	12/21/18	15,000	15,000,000
Federal Home Loan Bank, 1 Month LIBOR + (0.060)%
2.042%(c)	03/28/19	7,000	7,000,000
Federal Home Loan Bank, 3 Month LIBOR + (0.270)%
2.051%(c)	10/05/18	14,000	14,007,191
Federal Home Loan Mortgage Corp.
0.950%	01/30/19	6,000	5,955,780

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
1.831%(n)	07/18/18	7,000	$6,994,050
1.915%(n)	09/24/18	8,000	7,964,489
1.940%(n)	09/19/18	12,000	11,949,227
Federal Home Loan Mortgage Corp., 1 Month LIBOR + (0.160)%
1.925%(c)	07/19/18	14,000	14,000,000
Federal Home Loan Mortgage Corp., 1 Month LIBOR + (0.100)%
1.930%(c)	08/08/19	6,000	6,000,000
Federal Home Loan Mortgage Corp., 1 Month LIBOR + (0.150)%
1.938%(c)	08/21/18	7,000	7,000,000
Federal Home Loan Mortgage Corp., 1 Month LIBOR + (0.125)%
1.978%(c)	11/27/18	6,000	6,000,000
Federal Home Loan Mortgage Corp., 3 Month LIBOR + (0.250)%
2.109%(c)	07/24/18	1,000	999,981
Federal National Mortgage Assoc.
1.125%	07/20/18	5,000	4,998,035
1.827%(n)	07/05/18	8,000	7,998,400
1.848%(n)	07/11/18	12,000	11,993,933
1.914%(n)	09/10/18	8,000	7,970,338
1.914%(n)	09/12/18	8,000	7,969,502
1.914%(n)	09/14/18	8,000	7,968,667

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			463,189,708

U.S. TREASURY OBLIGATIONS — 11.8%
U.S. Treasury Bills
1.775%(n)	07/05/18	1,000	999,758
1.819%(n)	07/19/18	15,000	14,986,585
1.849%(n)	07/26/18	8,000	7,989,914
1.870%(n)	08/02/18	3,000	2,995,104
1.907%(n)	08/09/18	9,000	8,981,719
1.938%(n)	09/27/18	9,000	8,958,156
1.941%(n)	09/20/18	7,000	6,969,996
1.966%(n)	09/13/18	14,000	13,944,459

TOTAL U.S. TREASURY OBLIGATIONS			65,825,691

TOTAL INVESTMENTS — 97.3% (amortized cost $543,366,399)			543,366,399
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.7%			15,203,673

NET ASSETS — 100.0%			$558,570,072

See the Glossary for abbreviations used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(m)	The Repurchase Agreement is collateralized by GNMA (coupon rates 4.505%-5.166%, maturity dates 07/20/62-05/20/68), with the value, including accrued interest, of $14,638,020.

(n)	Rate shown reflects yield to maturity at purchase date.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.

Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

A118

GOVERNMENT MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Repurchase Agreement	$—	$14,351,000	$—
U.S. Government Agency Obligations	—	463,189,708	—
U.S. Treasury Obligations	—	65,825,691	—

Total	$—	$543,366,399	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2018 were as follows:

U.S. Government Agency Obligations	82.9%
U.S. Treasury Obligations	11.8
Repurchase Agreement	2.6

97.3
Other assets in excess of liabilities	2.7

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreements	Merrill Lynch	$14,351,000	$(14,351,000)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A119

GOVERNMENT MONEY MARKET PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2018

ASSETS
Investments, at amortized cost which approximates fair value:	$543,366,399
Cash	6,248
Receivable for investments sold	23,068,617
Interest receivable	255,378
Receivable for Series shares sold	21,497
Prepaid expenses	737

Total Assets	566,718,876

LIABILITIES
Payable for investments purchased	5,979,847
Payable for Series shares repurchased	1,900,166
Management fee payable	139,397
Accrued expenses and other liabilities	105,256
Dividends payable	23,158
Affiliated transfer agent fee payable	980

Total Liabilities	8,148,804

NET ASSETS	$558,570,072

Net assets were comprised of:
Partners Equity	$558,570,072

Net asset value and redemption price per share $558,570,072 / 55,854,182 outstanding shares of beneficial interest	$10.00

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

NET INVESTMENT INCOME (LOSS)
Interest income	$4,519,041
EXPENSES
Management fee	842,077
Shareholders’ reports	60,277
Custodian and accounting fees	39,131
Audit fee	12,212
Trustees’ fees	7,523
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Legal fees and expenses	5,202
Miscellaneous	8,716

Total expenses	980,435

NET INVESTMENT INCOME (LOSS)	3,538,606

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investment transactions	5,690

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,544,296

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$3,538,606	$3,628,268
Net realized gain (loss) on investment transactions	5,690	8,014

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,544,296	3,636,282

DISTRIBUTIONS	(3,546,973)	(3,635,165)

SERIES SHARE TRANSACTIONS
Series shares sold [22,333,023 and 39,436,094 shares, respectively]	223,330,228	394,360,938
Series shares issued in reinvestment of distributions [352,381 and 363,517 shares, respectively]	3,523,816	3,635,165
Series shares repurchased [22,791,935 and 56,260,374 shares, respectively]	(227,919,348)	(562,603,761)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(1,065,304)	(164,607,658)

TOTAL INCREASE (DECREASE)	(1,067,981)	(164,606,541)
NET ASSETS:
Beginning of period	559,638,053	724,244,594

End of period	$558,570,072	$559,638,053

SEE NOTES TO FINANCIAL STATEMENTS.

A120

HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 96.6%
ASSET-BACKED SECURITIES — 3.5%
Collateralized Loan Obligations
Adams Mill CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.100%
3.448%(c)	07/15/26	1,775	$1,774,731
Avery Point CLO Ltd. (Cayman Islands),
Series 2014-05A, Class AR, 144A, 3 Month LIBOR + 0.980%
3.333%(c)	07/17/26	2,725	2,723,579
Flatiron CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.890%
3.238%(c)	04/15/27	1,625	1,624,756
Ocean Trails CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 0.900%
3.255%(c)	08/13/25	1,540	1,539,762
Regatta Funding Ltd. (Cayman Islands),
Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.020%
3.380%(c)	07/25/26	2,050	2,049,644
Silver Spring CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.250%
3.598%(c)	10/15/26	2,175	2,163,890
Silvermore CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.170%
3.513%(c)	05/15/26	2,500	2,500,060
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.050%
3.409%(c)	07/20/27	1,100	1,099,986
West CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 0.920%
3.275%(c)	07/18/26	2,050	2,047,231

TOTAL ASSET-BACKED SECURITIES (cost $17,539,287)			17,523,639

BANK LOANS — 2.9%
Insurance — 0.2%
Asurion, LLC,
Term Loan,
—%(p)	08/04/25	800	805,500

Miscellaneous Manufacturing — 0.5%
Aleris International, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.750%,
6.860%(c)	02/27/23	650	643,906
Solenis International, LP,
Second Lien Initial Term Loan, 2 Month LIBOR + 8.500%,
10.680%(c)	06/18/24	1,875	1,842,970

			2,486,876

Oil, Gas & Coal — 0.2%
EG America, LLC,
Term Loan,
—%(p)	02/01/26	875	866,250

Technology — 2.0%
Almonde, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%,
9.560%(c)	06/13/25	725	697,812
Banff Merger Sub, Inc.,
Term Loan,
—%(p)	06/28/25	2,450	2,432,943

Interest Rate	Maturity Date		Principal Amount (000)#	Value
BANK LOANS (continued)
Technology (continued)
Kronos, Inc.,
Second Lien Initial Term Loan, 3 Month LIBOR + 8.250%,
10.610%(c)	11/01/24		525	$542,063
McAfee, LLC,
Closing Date USD Term Loan, 1 Month LIBOR + 4.500%,
6.590%(c)	09/30/24		3,075	3,087,943
Second Lien Initial Loan, 1 Month LIBOR + 8.500%,
10.590%(c)	09/29/25		3,325	3,374,875

				10,135,636

Telecommunications — 0.0%
Intelsat Jackson Holdings SA (Luxembourg),
Tranche B-3 Term Loan, 1 Month LIBOR + 3.750%,
5.850%(c)	11/27/23		300	299,062

TOTAL BANK LOANS (cost $14,410,885)				14,593,324

CORPORATE BONDS — 89.9%
Advertising — 0.1%
Acosta, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	10/01/22		525	259,875
Mood Media Borrower LLC/Mood Media Co-Issuer, Inc.,
Sec’d. Notes, 6 Month LIBOR + 14.000%
15.844%(c)	07/01/24		260	256,264

				516,139

Aerospace & Defense — 2.1%
Arconic, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24	(a)	375	370,312
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
5.750%	03/15/22		225	225,844
6.125%	01/15/23		250	250,625
7.500%	12/01/24		4,300	4,525,750
8.750%	12/01/21		2,600	2,860,000
TransDigm UK Holdings PLC,
Gtd. Notes, 144A
6.875%	05/15/26		600	608,250
TransDigm, Inc.,
Gtd. Notes
6.375%	06/15/26	(a)	650	645,125
6.500%	07/15/24		625	635,937
6.500%	05/15/25		175	176,969

				10,298,812

Agriculture — 0.2%
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	02/01/25		925	893,781

Auto Manufacturers — 0.6%
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/26		525	538,125

SEE NOTES TO FINANCIAL STATEMENTS.

A121

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Mclaren Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.750%	08/01/22		350	$346,605
Navistar International Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	11/01/25	(a)	2,250	2,311,875

				3,196,605

Auto Parts & Equipment — 1.8%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	(a)	1,900	1,705,250
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	10/01/27		350	326,375
5.000%	10/01/24		650	639,438
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25	(a)	500	496,250
6.250%	03/15/26		1,673	1,631,175
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26		1,575	1,555,312
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
6.500%	06/01/26		1,400	1,421,000
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, 144A, Cash coupon 4.750% or PIK 5.500%
4.750%	09/15/26		200	188,250
Meritor, Inc.,
Gtd. Notes
6.250%	02/15/24		150	151,125
Titan International, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	11/30/23		850	847,875

				8,962,050

Banks — 0.3%
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22	(a)	900	910,125
Sub. Notes
6.125%	03/09/28	(a)	750	770,625

				1,680,750

Beverages — 0.2%
Cott Holdings, Inc. (Canada),
Gtd. Notes, 144A
5.500%	04/01/25		1,050	1,021,125

Building Materials — 1.3%
BMC East LLC,
Sr. Sec’d. Notes, 144A
5.500%	10/01/24		400	390,000
Builders FirstSource, Inc.,
Sr. Sec’d. Notes, 144A
5.625%	09/01/24		75	72,938

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Building Materials (continued)
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.700%	01/11/25		720	$711,720
Griffon Corp.,
Gtd. Notes
5.250%	03/01/22		2,175	2,116,057
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24		275	271,563
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes
6.125%	07/15/23		725	735,875
8.500%	04/15/22		650	696,377
Gtd. Notes, 144A
5.125%	06/01/25		250	235,000
US Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24		1,350	1,353,375

				6,582,905

Chemicals — 4.0%
Alpha 2 BV (United Kingdom),
Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%
8.750%	06/01/23		975	970,125
Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom),
Gtd. Notes, 144A
6.250%	02/01/25		450	442,125
Ashland LLC,
Gtd. Notes
6.875%	05/15/43		1,605	1,629,075
Chemours Co. (The),
Gtd. Notes
5.375%	05/15/27	(a)	225	217,688
6.625%	05/15/23		1,050	1,101,187
7.000%	05/15/25	(a)	900	965,250
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A
6.750%	08/15/24		1,110	1,087,800
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23		625	643,750
Hexion, Inc.,
Sec’d. Notes, 144A
13.750%	02/01/22		1,225	1,111,687
Sr. Sec’d. Notes, 144A
10.375%	02/01/22		650	637,000
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		225	213,750
5.000%	05/01/25		200	189,500
5.250%	06/01/27		2,215	2,064,103
Olin Corp.,
Sr. Unsec’d. Notes
5.000%	02/01/30		175	165,375
Platform Specialty Products Corp.,
Gtd. Notes, 144A
5.875%	12/01/25	(a)	1,550	1,515,125

SEE NOTES TO FINANCIAL STATEMENTS.

A122

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Chemicals (continued)
PQ Corp.,
Sr. Sec’d. Notes, 144A
6.750%	11/15/22		400	$420,000
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25		1,900	1,928,500
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	12/15/20		2,200	2,178,000
Tronox Finance PLC,
Gtd. Notes, 144A
5.750%	10/01/25		375	364,219
Tronox, Inc.,
Gtd. Notes, 144A
6.500%	04/15/26		1,380	1,371,375
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25		910	869,050

				20,084,684

Coal — 0.2%
Warrior Met Coal, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/01/24		875	903,438

Commercial Services — 2.3%
Ashtead Capital, Inc. (United Kingdom),
Sec’d. Notes, 144A
4.125%	08/15/25		200	186,500
4.375%	08/15/27		550	511,500
Laureate Education, Inc.,
Gtd. Notes, 144A
8.250%	05/01/25		4,475	4,774,288
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28		4,400	4,074,180
5.500%	05/15/27		925	897,250
5.875%	09/15/26		775	782,750

				11,226,468

Computers — 1.2%
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
7.125%	06/15/24	(a)	300	317,829
Everi Payments, Inc.,
Gtd. Notes, 144A
7.500%	12/15/25		825	827,062
Exela Intermediate LLC/Exela Finance, Inc.,
Sr. Sec’d. Notes, 144A
10.000%	07/15/23	(a)	2,425	2,476,531
West Corp.,
Gtd. Notes, 144A
8.500%	10/15/25	(a)	2,160	1,971,000
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26		235	228,538

				5,820,960

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Distribution/Wholesale — 0.5%
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.250%	07/15/22		550	$533,500
7.000%	06/15/23		1,300	1,290,250
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25		750	736,875

				2,560,625

Diversified Financial Services — 2.0%
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22		420	422,048
Ally Financial, Inc.,
Gtd. Notes
8.000%	03/15/20		300	320,625
Sr. Unsec’d. Notes
3.750%	11/18/19		550	549,312
FBM Finance, Inc.,
Sr. Sec’d. Notes, 144A
8.250%	08/15/21		550	572,687
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25		1,375	1,337,187
Navient Corp.,
Sr. Unsec’d. Notes
6.625%	07/26/21		325	333,840
7.250%	09/25/23		375	392,813
Sr. Unsec’d. Notes, MTN
8.000%	03/25/20		825	870,375
Springleaf Finance Corp.,
Gtd. Notes
6.000%	06/01/20		900	923,625
6.875%	03/15/25		1,100	1,091,750
7.125%	03/15/26		1,050	1,044,750
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.750%	06/01/25		700	672,000
Travelport Corporate Finance PLC,
Sr. Sec’d. Notes, 144A
6.000%	03/15/26		1,050	1,057,875
VFH Parent LLC/Orchestra Co-Issuer, Inc.,
Sec’d. Notes, 144A
6.750%	06/15/22		425	438,817

				10,027,704

Electric — 5.0%
AES Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23		125	124,688
5.500%	04/15/25		24	24,180
Calpine Corp.,
Sr. Unsec’d. Notes
5.375%	01/15/23	(a)	1,275	1,212,844
5.500%	02/01/24		1,800	1,653,750
5.750%	01/15/25	(a)	3,825	3,497,484

SEE NOTES TO FINANCIAL STATEMENTS.

A123

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (continued)
DPL, Inc.,
Sr. Unsec’d. Notes
6.750%	10/01/19		285	$293,906
7.250%	10/15/21		675	728,899
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
7.875%	06/15/17	(d)	1,900	1,771,750
9.500%	10/15/18	(d)	450	409,500
9.875%	10/15/20	(d)(a)	2,275	2,070,250
Mirant Corp.,
Bonds, 144A
7.400%	07/15/49	(d)^	250	250
NRG Energy, Inc.,
Gtd. Notes
6.250%	07/15/22		275	282,989
6.250%	05/01/24	(a)	475	486,875
6.625%	01/15/27		300	308,250
7.250%	05/15/26		1,050	1,118,250
Gtd. Notes, 144A
5.750%	01/15/28	(a)	950	935,750
NRG REMA LLC,
Pass-Through Certificates, Series C
9.681%	07/02/26		1,200	852,000
Red Oak Power LLC,
Sr. Sec’d. Notes, Series B
9.200%	11/30/29		100	114,250
Vistra Energy Corp.,
Gtd. Notes
7.375%	11/01/22		3,900	4,075,500
7.625%	11/01/24		2,825	3,012,156
8.034%	02/02/24		1,550	1,615,875
Gtd. Notes, 144A
8.000%	01/15/25		150	161,062

				24,750,458

Electrical Components & Equipment — 0.1%
Energizer Gamma Acquisition, Inc.,
Gtd. Notes, 144A
6.375%	07/15/26		275	279,641

Electronics — 0.1%
Itron, Inc.,
Gtd. Notes, 144A
5.000%	01/15/26		450	427,365

Engineering & Construction — 1.0%
AECOM,
Gtd. Notes
5.125%	03/15/27		925	871,813
5.875%	10/15/24		700	724,500
Pisces Midco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	04/15/26	(a)	1,275	1,226,295
StandardAero Aviation Holdings, Inc.,
Gtd. Notes, 144A
10.000%	07/15/23		875	943,906

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Engineering & Construction (continued)
TopBuild Corp.,
Gtd. Notes, 144A
5.625%	05/01/26		1,425	$1,368,000

				5,134,514

Entertainment — 3.4%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25		1,175	1,151,500
5.875%	11/15/26	(a)	1,725	1,660,312
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25		1,900	1,797,875
Churchill Downs, Inc.,
Gtd. Notes, 144A
4.750%	01/15/28		825	763,125
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23		575	563,428
Eldorado Resorts, Inc.,
Gtd. Notes
6.000%	04/01/25		125	125,156
7.000%	08/01/23		100	105,000
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26		300	297,000
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.500%	02/15/25		1,400	1,445,500
Jacobs Entertainment, Inc.,
Sec’d. Notes, 144A
7.875%	02/01/24		450	470,250
National CineMedia LLC,
Sr. Sec’d. Notes
6.000%	04/15/22		325	329,469
Sr. Unsec’d. Notes
5.750%	08/15/26		1,625	1,482,813
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27		300	282,750
Pinnacle Entertainment, Inc.,
Sr. Unsec’d. Notes
5.625%	05/01/24		1,200	1,245,780
Scientific Games International, Inc.,
Gtd. Notes
6.625%	05/15/21		3,575	3,619,687
10.000%	12/01/22		1,175	1,253,690
Sr. Sec’d. Notes, 144A
5.000%	10/15/25		625	595,313

				17,188,648

Environmental Control — 0.2%
Advanced Disposal Services, Inc.,
Gtd. Notes, 144A
5.625%	11/15/24		1,000	995,000

SEE NOTES TO FINANCIAL STATEMENTS.

A124

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Food — 1.9%
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25		1,875	$1,659,375
Albertsons Cos., Inc.,
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 3.750%
6.085%(c)	01/15/24		525	526,313
B&G Foods, Inc.,
Gtd. Notes
4.625%	06/01/21	(a)	150	147,750
5.250%	04/01/25	(a)	475	447,688
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
5.750%	06/15/25		1,625	1,511,250
5.875%	07/15/24		1,050	1,002,760
7.250%	06/01/21		100	101,000
7.250%	06/01/21		1,825	1,843,250
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	06/01/26		550	530,750
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25		325	312,000
Sr. Unsec’d. Notes, 144A
5.875%	09/30/27		1,275	1,182,562

				9,264,698

Forest Products & Paper — 0.0%
Mercer International, Inc. (Canada),
Sr. Unsec’d. Notes
6.500%	02/01/24		125	126,563

Gas — 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25		1,150	1,114,062
5.625%	05/20/24		400	393,500
5.875%	08/20/26	(a)	650	633,750
Superior Plus LP/Superior General Partner, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.000%	07/15/26		1,075	1,083,063

				3,224,375

Healthcare-Products — 0.3%
Mallinckrodt International Finance SA,
Gtd. Notes
4.750%	04/15/23	(a)	850	711,875
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.500%	04/15/25	(a)	1,250	1,000,000

				1,711,875

Healthcare-Services — 4.2%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23		875	881,563
6.125%	03/15/21		425	429,250
6.500%	03/01/24		275	281,875

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Healthcare-Services (continued)
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22	(a)	3,742	$1,908,420
Sec’d. Notes, 144A
8.125%	06/30/24	(a)	2,243	1,849,073
Sr. Sec’d. Notes
6.250%	03/31/23		925	847,531
Encompass Health Corp.,
Gtd. Notes
5.125%	03/15/23		200	200,000
Hadrian Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	05/01/26		550	534,875
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		4,550	4,480,385
5.875%	02/15/26		400	403,500
Select Medical Corp.,
Gtd. Notes
6.375%	06/01/21		1,150	1,165,669
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
6.750%	07/01/25	(a)	625	592,969
8.875%	04/15/21		475	488,656
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.750%	06/01/20		450	451,125
Sr. Unsec’d. Notes
6.750%	02/01/20		700	715,750
6.750%	06/15/23	(a)	725	721,375
8.125%	04/01/22		3,650	3,816,148
Sr. Unsec’d. Notes, 144A
7.000%	08/01/25	(a)	1,050	1,042,125

				20,810,289

Home Builders — 3.7%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.750%	08/01/25		1,200	1,140,000
AV Homes, Inc.,
Gtd. Notes
6.625%	05/15/22		350	361,375
Beazer Homes USA, Inc.,
Gtd. Notes
6.750%	03/15/25		850	811,750
7.250%	02/01/23		25	25,563
8.750%	03/15/22	(a)	350	371,875
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.375%	05/15/25		1,450	1,450,000
KB Home,
Gtd. Notes
7.500%	09/15/22		75	80,872
7.625%	05/15/23		825	884,812
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25		800	774,000

SEE NOTES TO FINANCIAL STATEMENTS.

A125

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Home Builders (continued)
4.750%	11/29/27		250	$234,450
4.875%	12/15/23		325	324,188
5.250%	06/01/26		375	367,500
5.375%	10/01/22		400	408,000
M/I Homes, Inc.,
Gtd. Notes
5.625%	08/01/25		375	350,625
6.750%	01/15/21		475	489,744
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.500%	10/01/25		650	637,364
6.875%	12/15/23		900	912,240
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27		1,300	1,209,000
6.000%	06/01/25		1,275	1,290,937
New Home Co., Inc. (The),
Gtd. Notes
7.250%	04/01/22		400	411,432
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27		1,025	973,750
5.500%	03/01/26		800	792,000
Shea Homes LP/Shea Homes Funding Corp.,
Gtd. Notes, 144A
5.875%	04/01/23		175	175,219
6.125%	04/01/25		175	174,125
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24		275	268,983
5.875%	04/15/23		1,400	1,393,000
William Lyon Homes, Inc.,
Gtd. Notes
5.875%	01/31/25		1,050	993,562
7.000%	08/15/22		1,300	1,324,375

				18,630,741

Home Furnishings — 0.3%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26	(a)	1,750	1,693,125

Household Products/Wares — 0.0%
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25		200	197,500

Housewares — 0.1%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
5.250%	12/15/26		710	679,825

Insurance — 0.7%
Wand Merger Corp.,
Sr. Unsec’d. Notes, 144A
9.125%	07/15/26		3,675	3,711,750

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Internet — 0.1%
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes, 144A
5.750%	01/15/27		550	$540,375

Iron/Steel — 0.9%
AK Steel Corp.,
Gtd. Notes
6.375%	10/15/25		690	641,700
7.000%	03/15/27	(a)	550	522,500
Baffinland Iron Mines Corp/Baffinland Iron Mines LP (Canada),
Sr. Sec’d. Notes, 144A
8.750%	07/15/26		750	750,975
Cleveland-Cliffs, Inc.,
Gtd. Notes
5.750%	03/01/25	(a)	1,860	1,762,350
United States Steel Corp.,
Sr. Unsec’d. Notes
6.250%	03/15/26	(a)	800	789,008

				4,466,533

Leisure Time — 0.3%
Silversea Cruise Finance Ltd.,
Sr. Sec’d. Notes, 144A
7.250%	02/01/25		675	729,067
Viking Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
6.250%	05/15/25		150	147,000
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28		650	614,062

				1,490,129

Lodging — 0.6%
Boyd Gaming Corp.,
Gtd. Notes, 144A
6.000%	08/15/26		650	643,500
Interval Acquisition Corp.,
Gtd. Notes
5.625%	04/15/23		800	806,496
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sec’d. Notes, 144A
10.250%	11/15/22		775	838,937
Sr. Sec’d. Notes, 144A
6.750%	11/15/21		700	721,000

				3,009,933

Machinery-Diversified — 0.5%
ATS Automation Tooling Systems, Inc. (Canada),
Gtd. Notes, 144A
6.500%	06/15/23		600	612,000
Cloud Crane LLC,
Sec’d. Notes, 144A
10.125%	08/01/24		1,525	1,639,375
RBS Global, Inc./Rexnord LLC,
Gtd. Notes, 144A
4.875%	12/15/25		500	470,000

				2,721,375

SEE NOTES TO FINANCIAL STATEMENTS.

A126

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Media — 9.8%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
6.000%	05/15/22		700	$702,485
7.375%	05/01/26		4,415	4,316,545
AMC Networks, Inc.,
Gtd. Notes
4.750%	08/01/25	(a)	640	615,207
Block Communications, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	02/15/25		525	523,687
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.125%	02/15/23		700	692,783
Sr. Unsec’d. Notes, 144A
5.000%	02/01/28		1,905	1,743,075
5.125%	05/01/23		300	296,160
5.750%	02/15/26		200	196,500
5.875%	05/01/27		3,275	3,197,219
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21		2,100	2,087,106
5.125%	12/15/21		2,115	2,101,781
7.500%	04/01/28	(a)	3,380	3,421,236
7.750%	07/15/25		3,395	3,547,775
Clear Channel Worldwide Holdings, Inc.,
Series A, Gtd. Notes
6.500%	11/15/22		825	837,375
7.625%	03/15/20	(a)	1,575	1,563,187
Series B, Gtd. Notes
7.625%	03/15/20		3,490	3,469,200
CSC Holdings LLC,
Gtd. Notes, 144A
5.375%	02/01/28		1,275	1,179,375
DISH DBS Corp.,
Gtd. Notes
5.875%	07/15/22	(a)	300	282,000
5.875%	11/15/24	(a)	550	465,438
7.750%	07/01/26	(a)	7,990	7,001,237
Gray Television, Inc.,
Gtd. Notes, 144A
5.875%	07/15/26		1,335	1,269,919
Mediacom Broadband LLC/Mediacom Broadband Corp.,
Sr. Unsec’d. Notes
5.500%	04/15/21		1,025	1,035,250
Meredith Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	02/01/26	(a)	1,080	1,065,150
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
6.875%	08/15/23		675	706,219
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24	(a)	550	532,125
Quebecor Media, Inc. (Canada),
Sr. Unsec’d. Notes
5.750%	01/15/23		1,075	1,096,500

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Media (continued)
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	02/15/25	(a)	375	$343,125
6.875%	02/15/23		885	849,600
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.125%	02/15/27	(a)	250	230,000
5.875%	03/15/26	(a)	275	267,438
Tribune Media Co.,
Gtd. Notes
5.875%	07/15/22		1,125	1,135,406
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25	(a)	1,260	1,163,925
UPCB Finance IV Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
5.375%	01/15/25		475	451,298
Ziggo Bond Finance BV (Netherlands),
Sr. Unsec’d. Notes, 144A
6.000%	01/15/27		475	438,781
Ziggo BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/27		345	322,265

				49,146,372

Metal Fabricate/Hardware — 0.5%
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26		820	785,150
6.250%	08/15/24		100	100,000
TriMas Corp.,
Gtd. Notes, 144A
4.875%	10/15/25		262	248,900
Zekelman Industries, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	06/15/23		1,225	1,341,375

				2,475,425

Mining — 2.8%
Constellium NV,
Gtd. Notes, 144A
5.875%	02/15/26		625	603,125
Sr. Unsec’d. Notes, 144A
6.625%	03/01/25	(a)	1,050	1,057,875
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.500%	03/01/24		1,320	1,273,800
7.250%	04/01/23		200	200,000
7.500%	04/01/25		925	912,882
Freeport-McMoRan, Inc.,
Gtd. Notes
3.875%	03/15/23	(a)	2,500	2,362,500
IAMGOLD Corp. (Canada),
Gtd. Notes, 144A
7.000%	04/15/25		1,620	1,651,914

SEE NOTES TO FINANCIAL STATEMENTS.

A127

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Mining (continued)
International Wire Group, Inc.,
Sec’d. Notes, 144A
10.750%	08/01/21		1,025	$963,500
Lundin Mining Corp. (Chile),
Sr. Sec’d. Notes, 144A
7.875%	11/01/22		400	418,800
New Gold, Inc. (Canada),
Gtd. Notes, 144A
6.250%	11/15/22		1,900	1,919,000
Teck Resources Ltd. (Canada),
Gtd. Notes
4.750%	01/15/22		2,500	2,505,225

				13,868,621

Miscellaneous Manufacturing — 0.3%
EnPro Industries, Inc.,
Gtd. Notes
5.875%	09/15/22		425	433,500
FXI Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	11/01/24		925	904,188

				1,337,688

Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.500%	12/01/24		925	943,500

Oil & Gas — 8.9%
Alta Mesa Holdings LP/Alta Mesa Finance Sevices Corp.,
Gtd. Notes
7.875%	12/15/24		925	979,344
Antero Resources Corp.,
Gtd. Notes
5.000%	03/01/25	(a)	1,300	1,293,500
5.375%	11/01/21		650	658,125
5.625%	06/01/23		525	531,563
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
10.000%	04/01/22		2,575	2,832,500
Centennial Resource Production LLC,
Gtd. Notes, 144A
5.375%	01/15/26		575	559,187
Chesapeake Energy Corp.,
Gtd. Notes
8.000%	06/15/27	(a)	2,600	2,645,500
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
10.750%	02/15/20		3,175	3,377,406
CNX Resources Corp.,
Gtd. Notes
5.875%	04/15/22		3,025	3,040,700
8.000%	04/01/23		189	200,992
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	10/15/25		1,100	1,061,500

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
Denbury Resources, Inc.,
Sec’d. Notes, 144A
9.000%	05/15/21	(a)	575	$607,890
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
7.875%	08/15/25	(a)	425	440,406
Diamondback Energy, Inc.,
Gtd. Notes
5.375%	05/31/25	(a)	625	625,000
Gtd. Notes, 144A
5.375%	05/31/25		500	498,750
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28		825	804,375
Ensco PLC,
Sr. Unsec’d. Notes
7.750%	02/01/26		1,650	1,558,755
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A
5.625%	02/01/26		1,600	1,532,096
7.375%	05/15/24	(a)	950	995,125
Halcon Resources Corp.,
Gtd. Notes
6.750%	02/15/25	(a)	1,325	1,238,875
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	10/01/25	(a)	1,275	1,271,812
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
Sr. Sec’d. Notes, 144A
9.250%	03/15/23		600	600,000
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23		2,400	2,232,000
7.000%	03/31/24		775	722,687
Sec’d. Notes, 144A
6.500%	01/15/25	(a)	400	399,000
Nabors Industries, Inc.,
Gtd. Notes, 144A
5.750%	02/01/25	(a)	1,050	992,250
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.375%	01/01/26	(a)	825	843,562
5.750%	01/30/22		250	260,313
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.125%	01/17/22		34	34,578
7.375%	01/17/27		350	349,563
8.750%	05/23/26		425	460,063
Gtd. Notes, 144A
5.299%	01/27/25		250	231,000
Precision Drilling Corp. (Canada),
Gtd. Notes
7.750%	12/15/23		525	552,563
Gtd. Notes, 144A
7.125%	01/15/26	(a)	575	590,525

SEE NOTES TO FINANCIAL STATEMENTS.

A128

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23		400	$391,000
5.375%	10/01/22		325	330,688
5.625%	03/01/26	(a)	350	335,125
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	(a)	525	492,188
5.000%	03/15/23		200	193,500
5.875%	07/01/22		2,125	2,151,562
Seven Generations Energy Ltd. (Canada),
Gtd. Notes, 144A
5.375%	09/30/25		650	624,812
Seventy Seven Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	07/15/22	(d)^	275	3
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
4.875%	01/15/23		825	792,000
5.500%	02/15/26		850	805,375
Transocean, Inc.,
Gtd. Notes, 144A
7.500%	01/15/26		850	863,281
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24	(a)	400	393,500
5.750%	06/01/26		400	398,876
6.000%	01/15/22	(a)	675	702,000
8.250%	08/01/23		950	1,075,875

				44,571,290

Oil & Gas Services — 0.3%
Weatherford International LLC,
Gtd. Notes, 144A
9.875%	03/01/25		1,375	1,381,875

Packaging & Containers — 1.2%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%
7.125%	09/15/23		2,050	2,055,125
ARD Securities Finance SARL (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 8.750% or PIK 8.750%
8.750%	01/31/23		550	559,625
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.000%	06/30/21		225	227,531
7.250%	05/15/24		1,925	2,002,000
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Gtd. Notes, 144A
7.000%	07/15/24	(a)	900	919,125

				5,763,406

Pharmaceuticals — 1.5%
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
5.375%	01/15/23		1,100	880,000
6.000%	02/01/25		1,400	1,092,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Endo DAC/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23		825	$678,562
NVA Holdings, Inc.,
Gtd. Notes, 144A
6.875%	04/01/26		1,000	993,750
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.500%	03/01/23		1,100	1,023,000
6.125%	04/15/25	(a)	375	345,469
7.500%	07/15/21		875	888,672
9.250%	04/01/26		175	181,781
Vizient, Inc.,
Sr. Unsec’d. Notes, 144A
10.375%	03/01/24		1,200	1,323,000

				7,406,234

Pipelines — 2.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24		375	377,813
CNX Midstream Partners LP/CNX Midstream Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	03/15/26		675	656,438
DCP Midstream Operating LP,
Gtd. Notes
5.600%	04/01/44		675	637,031
Gtd. Notes, 144A
6.450%	11/03/36		825	868,313
Energy Transfer Equity LP,
Sr. Sec’d. Notes
7.500%	10/15/20		900	959,625
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.000%	05/15/23		1,050	1,030,312
6.750%	08/01/22		750	757,500
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27		700	691,250
7.768%	12/15/37		925	1,086,875
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40		2,619	2,985,660
7.500%	07/15/38		450	531,000
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24		875	892,500
5.500%	01/15/28	(a)	1,825	1,793,062
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	(a)	475	456,000
6.750%	03/15/24		675	708,750

				14,432,129

SEE NOTES TO FINANCIAL STATEMENTS.

A129

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Real Estate — 1.3%
Crescent Communities LLC/Crescent Ventures, Inc.,
Sr. Sec’d. Notes, 144A
8.875%	10/15/21		1,321	$1,393,655
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25		975	993,281
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25		1,250	1,212,500
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
6.250%	02/15/26		1,550	1,445,375
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
4.875%	06/01/23	(a)	600	564,000
WeWork Cos., Inc.,
Gtd. Notes, 144A
7.875%	05/01/25		775	742,063

				6,350,874

Real Estate Investment Trusts (REITs) — 1.0%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26		775	719,781
4.500%	01/15/28		1,175	1,066,312
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27		625	596,875
5.250%	08/01/26		575	563,500
5.500%	05/01/24		450	455,625
6.375%	03/01/24		550	576,125
Sabra Health Care LP,
Gtd. Notes
5.125%	08/15/26		400	382,210
Senior Housing Properties Trust,
Sr. Unsec’d. Notes
6.750%	12/15/21		800	856,929

				5,217,357

Retail — 4.5%
Beacon Roofing Supply, Inc.,
Gtd. Notes
6.375%	10/01/23		500	516,250
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24		475	458,375
Caleres, Inc.,
Gtd. Notes
6.250%	08/15/23		725	746,750
CEC Entertainment, Inc.,
Gtd. Notes
8.000%	02/15/22		2,075	1,826,000
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes
6.750%	06/15/23	(a)	425	369,750

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Retail (continued)
Sr. Unsec’d. Notes
6.500%	05/01/21	(a)	275	$252,313
6.750%	01/15/22	(a)	875	791,875
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes
8.625%	06/15/20	(a)	300	288,750
8.625%	06/15/20	(a)	1,150	1,106,875
Golden Nugget, Inc.,
Gtd. Notes, 144A
8.750%	10/01/25	(a)	2,150	2,208,501
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24		1,225	1,225,220
Hot Topic, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	06/15/21		700	667,625
L Brands, Inc.,
Gtd. Notes
5.250%	02/01/28	(a)	650	577,688
6.750%	07/01/36		1,775	1,562,000
6.875%	11/01/35		1,250	1,112,500
Neiman Marcus Group Ltd. LLC,
Gtd. Notes, 144A
8.000%	10/15/21		124	81,995
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23		2,850	1,913,205
Sr. Sec’d. Notes, 144A
5.875%	06/01/25	(a)	1,550	1,193,655
PF Chang’s China Bistro, Inc.,
Gtd. Notes, 144A
10.250%	06/30/20	(a)	975	897,000
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23	(a)	1,975	2,002,650
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	(a)	1,550	1,429,875
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.500%	06/01/24		1,350	1,309,500

				22,538,352

Semiconductors — 0.2%
Sensata Technologies BV,
Gtd. Notes, 144A
4.875%	10/15/23		375	376,875
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26		650	676,000

				1,052,875

Software — 4.1%
BMC Software Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	07/15/21	(a)	5,500	5,623,750

SEE NOTES TO FINANCIAL STATEMENTS.

A130

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Software (continued)
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	03/01/25		600	$567,660
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23		6,275	6,535,914
Infor Software Parent LLC/Infor Software Parent, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.125% or PIK 7.875%
7.125%	05/01/21		2,705	2,711,763
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22	(a)	2,420	2,423,025
Informatica LLC,
Sr. Unsec’d. Notes, 144A
7.125%	07/15/23		320	323,270
RP Crown Parent LLC,
Sr. Sec’d. Notes, 144A
7.375%	10/15/24		1,980	2,038,806

				20,224,188

Telecommunications — 7.8%
Anixter, Inc.,
Gtd. Notes
5.500%	03/01/23		250	257,813
C&W Senior Financing DAC (Ireland),
Sr. Unsec’d. Notes, 144A
6.875%	09/15/27		925	886,844
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series G
6.875%	01/15/28	(a)	550	506,000
Sr. Unsec’d. Notes, Series S
6.450%	06/15/21		2,025	2,082,044
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25		1,075	1,097,844
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
7.125%	04/01/22		200	131,000
8.250%	09/30/20		1,350	1,019,250
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23		1,700	1,411,000
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21	(a)	315	285,469
DKT Finance ApS (Denmark),
Sr. Sec’d. Notes, 144A
9.375%	06/17/23		625	632,031
Frontier Communications Corp.,
Sec’d. Notes, 144A
8.500%	04/01/26	(a)	750	723,750
GTT Communications, Inc.,
Gtd. Notes, 144A
7.875%	12/31/24	(a)	2,720	2,692,800
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23	(a)	825	740,190

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Telecommunications (continued)
Gtd. Notes, 144A
9.750%	07/15/25		5,375	$5,670,625
Level 3 Financing, Inc.,
Gtd. Notes
5.250%	03/15/26		1,050	998,655
Northwestern Bell Telephone,
Sr. Unsec’d. Notes
7.750%	05/01/30		100	106,287
ORBCOMM, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	04/01/24		1,700	1,776,500
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28		3,400	3,255,500
8.750%	03/15/32		2,775	2,969,250
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24		1,225	1,236,748
7.625%	02/15/25	(a)	2,125	2,167,521
7.875%	09/15/23		1,165	1,207,959
T-Mobile USA, Inc.,
Gtd. Notes
6.375%	03/01/25		725	750,520
6.500%	01/15/26		175	180,469
ViaSat, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/15/25		1,225	1,148,438
Wind Tre SpA (Italy),
Sr. Sec’d. Notes, 144A
5.000%	01/20/26	(a)	3,505	2,777,712
Xplornet Communications, Inc. (Canada),
Sr. Unsec’d. Notes, 144A, Cash coupon 9.625% or PIK 10.625%
9.625%	06/01/22		2,159	2,245,262

				38,957,481

Textiles — 0.1%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC (China),
Sr. Sec’d. Notes, 144A
7.500%	05/01/25		400	399,500

Transportation — 0.5%
Hornbeck Offshore Services, Inc.,
Gtd. Notes
5.000%	03/01/21		325	212,875
5.875%	04/01/20		500	372,500
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. (Greece),
Sr. Sec’d. Notes, 144A
7.375%	01/15/22		600	455,625
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.500%	06/15/22	(a)	1,475	1,508,188

				2,549,188

Trucking & Leasing — 1.1%
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
5.500%	01/15/23		1,850	1,845,375

SEE NOTES TO FINANCIAL STATEMENTS.

A131

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Trucking & Leasing (continued)
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
5.000%	08/01/24	1,050	$1,008,525
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23	950	902,310
5.250%	08/15/22	400	396,004
5.500%	02/15/24	1,225	1,209,430

			5,361,644

TOTAL CORPORATE BONDS (cost $444,507,504)			448,808,757

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%
Adjustable Rate Mortgage Trust,
Series 2005-07, Class 1A1
3.804%(cc)	10/25/35	6	4,869
Alternative Loan Trust,
Series 2005-43, Class 4A3
3.315%(cc)	10/25/35	3	2,792
Series 2006-HY13, Class 4A1
3.695%(cc)	02/25/37	4	4,296
Series 2006-OA09, Class 2A1A, 1 Month LIBOR + 0.210%
2.294%(c)	07/20/46	5	3,372
American Home Mortgage Assets Trust,
Series 2006-04, Class 1A12, 1 Month LIBOR + 0.210%
2.301%(c)	10/25/46	27	19,526
American Home Mortgage Investment Trust,
Series 2005-02, Class 4A1, 6 Month LIBOR + 1.500%
3.998%(c)	09/25/45	2	1,619
Banc of America Alternative Loan Trust,
Series 2005-04, Class CB6, 1 Month LIBOR + 0.400%
2.491%(c)	05/25/35	2	1,972
Banc of America Funding Trust,
Series 2006-B, Class 2A1
3.725%(cc)	03/20/36	8	6,676
CHL Mortgage Pass-Through Trust,
Series 2005-02, Class 2A1, 1 Month LIBOR + 0.640%
2.731%(c)	03/25/35	6	5,577
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
3.712%(cc)	09/25/37	19	18,092
HarborView Mortgage Loan Trust,
Series 2006-05, Class 2A1A, 1 Month LIBOR + 0.180%
2.265%(c)	07/19/46	8	5,178
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.190%
2.281%(c)	09/25/46	6	5,606
JPMorgan Mortgage Trust,
Series 2007-S03, Class 1A96
6.000%	08/25/37	17	13,994
MASTR Adjustable Rate Mortgages Trust,
Series 2006-OA01, Class 1A1, 1 Month LIBOR + 0.210%
2.301%(c)	04/25/46	4	3,742

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
RALI Series Trust,
Series 2006-QA02, Class 3A1
5.568%(cc)	02/25/36	19	$17,195
Series 2007-QS04, Class 2A1, 1 Month LIBOR + 0.330%
2.421%(c)	03/25/37	14	4,654
Residential Asset Securitization Trust,
Series 2007-A05, Class 2A3
6.000%	05/25/37	4	3,571
SunTrust Alternative Loan Trust,
Series 2006-01F, Class 3A, 1 Month LIBOR + 0.350%
2.441%(c)	04/25/36	16	5,589
WaMu Mortgage Pass-Through Certificates Series Trust,
Series 2007-HY01, Class 2A3
3.430%(cc)	02/25/37	4	3,999
Series 2007-HY01, Class 4A1
3.475%(cc)	02/25/37	5	4,912

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $125,203)			137,231

		Shares
COMMON STOCKS — 0.2%
Diversified Telecommunication Services — 0.0%
Netia SA (Poland)		14,445	19,419

Independent Power & Renewable Electricity Producers — 0.2%
Vistra Energy Corp.*(a)		44,042	1,042,034

Media — 0.0%
Mood Media Corp.*^		88,166	17,633
Mood Media Corp.^		71,972	14,394

			32,027

Oil, Gas & Consumable Fuels — 0.0%
Ascent Resources - Marcellus LLC (Class A Stock)^		4,593	14,009
Frontera Energy Corp. (Colombia)*		7,600	110,390

			124,399

TOTAL COMMON STOCKS (cost $1,226,943)			1,217,879

PREFERRED STOCKS — 0.1%
Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The), Series K, 6.375%		11,850	322,557

Construction Materials — 0.0%
New Millennium Homes LLC^		408	11,029

Media — 0.0%
Adelphia Communications Corp.^		700	1

TOTAL PREFERRED STOCKS (cost $296,917)			333,587

SEE NOTES TO FINANCIAL STATEMENTS.

A132

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

WARRANTS* — 0.0%	Units	Value
Oil, Gas & Consumable Fuels
Ascent Resources - Marcellus LLC , expiring 03/30/23^	30,044	$3,605
Ascent Resources - Marcellus LLC , expiring 03/30/23^	23,368	1,870

		5,475

TOTAL WARRANTS (cost $6,844)		5,475

TOTAL LONG-TERM INVESTMENTS (cost $478,113,583)		482,619,892

	Shares
SHORT-TERM INVESTMENTS — 21.9%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	13,746,381	13,746,381
PGIM Institutional Money Market Fund (cost $95,430,553; includes $95,270,476 of cash collateral for securities on loan)(b)(w)	95,432,531	95,442,074

TOTAL SHORT-TERM INVESTMENTS (cost $109,176,934)		109,188,455

TOTAL INVESTMENTS — 118.5% (cost $587,290,517)		591,808,347
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (18.5)%		(92,293,854)

NET ASSETS — 100.0%		$499,514,493

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amounts is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $62,794 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $92,906,440; cash collateral of $95,270,476 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(p)	Interest rate not available as of June 30, 2018.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
85	2 Year U.S. Treasury Notes	Sep. 2018	$18,005,391	$37,641
32	5 Year U.S. Treasury Notes	Sep. 2018	3,635,750	22,832
122	10 Year U.S. Treasury Notes	Sep. 2018	14,662,875	86,090
11	20 Year U.S. Treasury Bonds	Sep. 2018	1,595,000	48,515
12	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	1,914,750	71,359

				$266,437

Cash of $540,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at June 30, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A133

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$17,523,639	$—
Bank Loans	—	14,593,324	—
Corporate Bonds	—	448,808,504	253
Residential Mortgage-Backed Securities	—	137,231	—
Common Stocks	1,152,424	19,419	46,036
Preferred Stocks	322,557	—	11,030
Warrants	—	—	5,475
Affiliated Mutual Funds	109,188,455	—	—
Other Financial Instruments*
Futures Contracts	266,437	—	—

Total	$110,929,873	$481,082,117	$62,794

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Affiliated Mutual Funds (19.1% represents investments
purchased with collateral from securities on loan)	21.9%
Media	9.8
Oil & Gas	8.9
Telecommunications	7.8
Electric	5.0
Retail	4.5
Healthcare-Services	4.2
Software	4.1
Chemicals	4.0
Home Builders	3.7
Collateralized Loan Obligations	3.5
Entertainment	3.4
Pipelines	2.9
Mining	2.8
Commercial Services	2.3
Aerospace & Defense	2.1
Technology	2.0
Diversified Financial Services	2.0
Food	1.9
Auto Parts & Equipment	1.8
Pharmaceuticals	1.5
Building Materials	1.3
Real Estate	1.3
Computers	1.2
Packaging & Containers	1.2
Trucking & Leasing	1.1
Real Estate Investment Trusts (REITs)	1.0
Engineering & Construction	1.0
Insurance	0.9
Iron/Steel	0.9
Miscellaneous Manufacturing	0.8
Gas	0.7
Auto Manufacturers	0.6
Lodging	0.6
Machinery-Diversified	0.5

Distribution/Wholesale	0.5%
Transportation	0.5
Metal Fabricate/Hardware	0.5
Healthcare-Products	0.3
Home Furnishings	0.3
Banks	0.3
Leisure Time	0.3
Oil & Gas Services	0.3
Semiconductors	0.2
Independent Power & Renewable Electricity Producers	0.2
Beverages	0.2
Environmental Control	0.2
Office/Business Equipment	0.2
Coal	0.2
Agriculture	0.2
Oil, Gas & Coal	0.2
Housewares	0.1
Internet	0.1
Advertising	0.1
Electronics	0.1
Textiles	0.1
Capital Markets	0.1
Electrical Components & Equipment	0.1
Household Products/Wares	0.0	*
Residential Mortgage-Backed Securities	0.0	*
Forest Products & Paper	0.0	*
Oil, Gas & Consumable Fuels	0.0	*
Diversified Telecommunication Services	0.0	*
Construction Materials	0.0	*

	118.5
Liabilities in excess of other assets	(18.5)

	100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A134

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments Due from/to broker — variation	$5,475		—	$—
Interest rate contracts	margin futures	266,437	*	—	—

		$271,912			$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(1,307,189)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(1)	Futures
Equity contracts	$(1,369)	$—
Interest rate contracts	—	269,544

Total	$(1,369)	$269,544

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A135

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts- Long Positions(1)
$39,853,596

(1)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$92,906,440	$(92,906,440)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A136

HIGH YIELD BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

as of June 30, 2018

ASSETS
Investments at value, including securities on loan of $92,906,440:
Unaffiliated investments (cost $478,113,583)	$482,619,892
Affiliated investments (cost $109,176,934)	109,188,455
Cash	29,973
Foreign currency, at value (cost $25,672)	25,323
Deposit with broker for futures	540,000
Dividends and interest receivable	8,354,816
Receivable for investments sold	8,061,965
Receivable for Series shares sold	42,361
Tax reclaim receivable	3,347
Prepaid expenses	5,645

Total Assets	608,871,777

LIABILITIES
Payable to broker for collateral for securities on loan	95,270,476
Payable for investments purchased	13,514,580
Accrued expenses and other liabilities	303,631
Management fee payable	196,868
Payable for Series shares repurchased	66,937
Due to broker-variation margin futures	3,812
Affiliated transfer agent fee payable	980

Total Liabilities	109,357,284

NET ASSETS	$499,514,493

Net assets were comprised of:
Partners Equity	$499,514,493

Net asset value and redemption price per share $499,514,493 / 98,560,845 outstanding shares of beneficial interest	$5.07

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$17,193,120
Income from securities lending, net (including affiliated income of $238,495)	303,871
Affiliated dividend income	123,940

Total income	17,620,931

EXPENSES
Management fee	1,368,864
Custodian and accounting fees	84,929
Shareholders’ reports	72,294
Audit fee	23,208
Trustees’ fees	21,726
Legal fees and expenses	9,786
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	32,628

Total expenses	1,618,732
Less: Fee waiver and/or expense reimbursement	(200,081)

Net expenses	1,418,651

NET INVESTMENT INCOME (LOSS)	16,202,280

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(2,763))	1,662,267
Futures transactions	(1,307,189)

355,078

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $11,176)	(12,544,970)
Futures	269,544
Foreign currencies	(604)

(12,276,030)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(11,920,952)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,281,328

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$16,202,280	$218,925,385
Net realized gain (loss) on investment transactions	355,078	42,224,447
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(12,276,030)	6,859,888

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,281,328	268,009,720

DISTRIBUTIONS	(14,221,775)	(225,581,137)

SERIES SHARE TRANSACTIONS
Series shares sold [2,352,187 and 1,655,022 shares, respectively]	11,985,233	8,653,185
Series shares issued in reinvestment of distributions [2,833,023 and 43,655,242 shares, respectively]	14,221,775	225,581,137
Series shares repurchased [4,863,178 and 646,795,760 shares, respectively]	(24,798,141)	(3,336,173,785)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	1,408,867	(3,101,939,463)

TOTAL INCREASE (DECREASE)	(8,531,580)	(3,059,510,880)
NET ASSETS:
Beginning of period	508,046,073	3,567,556,953

End of period	$499,514,493	$508,046,073

SEE NOTES TO FINANCIAL STATEMENTS.

A137

JENNISON PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 97.1%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 2.9%
Boeing Co. (The)	187,475	$62,899,737

Air Freight & Logistics — 1.0%
FedEx Corp.	94,054	21,355,901

Automobiles — 1.9%
Tesla, Inc.*(a)	119,792	41,082,666

Banks — 3.0%
JPMorgan Chase & Co.	398,847	41,559,857
PNC Financial Services Group, Inc. (The)	165,896	22,412,550

		63,972,407

Beverages — 1.5%
Constellation Brands, Inc. (Class A Stock)	68,378	14,965,893
Monster Beverage Corp.*	314,479	18,019,647

		32,985,540

Biotechnology — 3.0%
Alexion Pharmaceuticals, Inc.*	119,904	14,886,082
BioMarin Pharmaceutical, Inc.*	225,655	21,256,701
Celgene Corp.*	135,354	10,749,815
Vertex Pharmaceuticals, Inc.*	104,091	17,691,306

		64,583,904

Capital Markets — 1.1%
Goldman Sachs Group, Inc. (The)	107,420	23,693,629

Chemicals — 0.9%
Albemarle Corp.(a)	202,204	19,073,903

Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	184,928	38,646,253

Health Care Providers & Services — 1.7%
UnitedHealth Group, Inc.	151,814	37,246,047

Hotels, Restaurants & Leisure — 3.6%
Chipotle Mexican Grill, Inc.*	14,438	6,228,120
Marriott International, Inc. (Class A Stock)	316,515	40,070,799
McDonald’s Corp.	201,095	31,509,576

		77,808,495

Internet & Direct Marketing Retail — 11.5%
Amazon.com, Inc.*	74,351	126,381,830
Booking Holdings, Inc.*	17,829	36,140,987
Netflix, Inc.*	217,114	84,984,933

		247,507,750

Internet Software & Services — 15.9%
Alibaba Group Holding Ltd. (China), ADR*(a)	434,978	80,701,468
Alphabet, Inc. (Class A Stock)*	47,566	53,711,052
Alphabet, Inc. (Class C Stock)*	48,140	53,707,391
Facebook, Inc. (Class A Stock)*	429,628	83,485,313
Tencent Holdings Ltd. (China)	1,430,998	71,858,141

		343,463,365

COMMON STOCKS (continued)	Shares	Value
IT Services — 10.6%
FleetCor Technologies, Inc.*	151,042	$31,816,997
Mastercard, Inc. (Class A Stock)	390,237	76,689,375
PayPal Holdings, Inc.*	395,801	32,958,349
Square, Inc. (Class A Stock)*(a)	213,271	13,146,025
Visa, Inc. (Class A Stock)(a)	554,881	73,493,989

		228,104,735

Life Sciences Tools & Services — 1.3%
Illumina, Inc.*	100,338	28,023,400

Machinery — 2.3%
Caterpillar, Inc.	206,604	28,029,965
Parker-Hannifin Corp.	138,713	21,618,421

		49,648,386

Oil, Gas & Consumable Fuels — 1.1%
Concho Resources, Inc.*(a)	174,865	24,192,573

Personal Products — 1.5%
Estee Lauder Cos., Inc. (The) (Class A Stock)	230,851	32,940,129

Pharmaceuticals — 1.8%
AstraZeneca PLC (United Kingdom), ADR(a)	464,357	16,303,574
Bristol-Myers Squibb Co.	421,166	23,307,327

		39,610,901

Semiconductors & Semiconductor Equipment — 5.6%
Broadcom, Inc.	174,078	42,238,286
NVIDIA Corp.	220,011	52,120,606
Texas Instruments, Inc.	232,608	25,645,032

		120,003,924

Software — 14.5%
Activision Blizzard, Inc.	409,361	31,242,432
Adobe Systems, Inc.*	254,497	62,048,914
Microsoft Corp.	872,796	86,066,413
Red Hat, Inc.*	223,405	30,018,930
salesforce.com, Inc.*	464,893	63,411,405
Splunk, Inc.*	184,509	18,286,687
Workday, Inc. (Class A Stock)*	181,416	21,973,106

		313,047,887

Specialty Retail — 1.7%
Home Depot, Inc. (The)	189,182	36,909,408

Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc.	456,107	84,429,967

Textiles, Apparel & Luxury Goods — 3.0%
Kering SA (France)	68,813	38,762,401
NIKE, Inc. (Class B Stock)	338,304	26,956,063

		65,718,464

TOTAL LONG-TERM INVESTMENTS (cost $968,179,723)		2,096,949,371

SHORT-TERM INVESTMENTS — 12.9%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	47,174,125	47,174,125

SEE NOTES TO FINANCIAL STATEMENTS.

A138

JENNISON PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

AFFILIATED MUTUAL FUNDS (continued)	Shares	Value
PGIM Institutional Money Market Fund (cost $231,901,296; includes $231,480,142 of cash collateral for securities on loan)(b)(w)	231,910,217	$231,933,408

TOTAL SHORT-TERM INVESTMENTS (cost $279,075,421)		279,107,533

TOTAL INVESTMENTS — 110.0% (cost $1,247,255,144)		2,376,056,904
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.0)%		(216,291,157)

NET ASSETS — 100.0%		$2,159,765,747

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $224,527,543; cash collateral of $231,480,142 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$62,899,737	$—	$—
Air Freight & Logistics	21,355,901	—	—
Automobiles	41,082,666	—	—
Banks	63,972,407	—	—
Beverages	32,985,540	—	—
Biotechnology	64,583,904	—	—
Capital Markets	23,693,629	—	—
Chemicals	19,073,903	—	—
Food & Staples Retailing	38,646,253	—	—
Health Care Providers & Services	37,246,047	—	—
Hotels, Restaurants & Leisure	77,808,495	—	—
Internet & Direct Marketing Retail	247,507,750	—	—
Internet Software & Services	271,605,224	71,858,141	—
IT Services	228,104,735	—	—
Life Sciences Tools & Services	28,023,400	—	—
Machinery	49,648,386	—	—
Oil, Gas & Consumable Fuels	24,192,573	—	—
Personal Products	32,940,129	—	—
Pharmaceuticals	39,610,901	—	—
Semiconductors & Semiconductor Equipment	120,003,924	—	—
Software	313,047,887	—	—
Specialty Retail	36,909,408	—	—
Technology Hardware, Storage & Peripherals	84,429,967	—	—
Textiles, Apparel & Luxury Goods	26,956,063	38,762,401	—
Affiliated Mutual Funds	279,107,533	—	—

Total	$2,265,436,362	$110,620,542	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A139

JENNISON PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Internet Software & Services	15.9%
Software	14.5
Affiliated Mutual Funds (10.7% represents investments purchased with collateral from securities on loan)	12.9
Internet & Direct Marketing Retail	11.5
IT Services	10.6
Semiconductors & Semiconductor Equipment	5.6
Technology Hardware, Storage & Peripherals	3.9
Hotels, Restaurants & Leisure	3.6
Textiles, Apparel & Luxury Goods	3.0
Biotechnology	3.0
Banks	3.0
Aerospace & Defense	2.9
Machinery	2.3
Automobiles	1.9
Pharmaceuticals	1.8

Food & Staples Retailing	1.8%
Health Care Providers & Services	1.7
Specialty Retail	1.7
Beverages	1.5
Personal Products	1.5
Life Sciences Tools & Services	1.3
Oil, Gas & Consumable Fuels	1.1
Capital Markets	1.1
Air Freight & Logistics	1.0
Chemicals	0.9

110.0
Liabilities in excess of other assets	(10.0)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$224,527,543	$(224,527,543)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A140

JENNISON PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

as of June 30, 2018

ASSETS
Investments at value, including securities on loan of $224,527,543:
Unaffiliated investments (cost $968,179,723)	$2,096,949,371
Affiliated investments (cost $279,075,421)	279,107,533
Receivable for investments sold	16,692,938
Tax reclaim receivable	247,763
Dividends and interest receivable	215,724
Receivable for Series shares sold	110,101
Prepaid expenses	1,851

Total Assets	2,393,325,281

LIABILITIES
Payable to broker for collateral for securities on loan	231,480,142
Management fee payable	1,091,713
Accrued expenses and other liabilities	468,163
Payable for Series shares repurchased	452,319
Payable to affiliate	42,783
Distribution fee payable	14,582
Administration fee payable	8,852
Affiliated transfer agent fee payable	980

Total Liabilities	233,559,534

NET ASSETS	$2,159,765,747

Net assets were comprised of:
Partners Equity	$2,159,765,747

Class I:
Net asset value and redemption price per share, $2,088,266,339 / 30,460,061 outstanding shares of beneficial interest	$68.56

Class II:
Net asset value and redemption price per share, $71,499,408 / 1,085,601 outstanding shares of beneficial interest	$65.86

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $112,078 foreign withholding tax)	$8,531,517
Income from securities lending, net (including affiliated income of $396,960)	598,982
Affiliated dividend income	108,134

Total income	9,238,633

EXPENSES
Management fee	6,335,346
Distribution fee—Class II	81,319
Administration fee—Class II	48,792
Custodian and accounting fees	95,047
Shareholders’ reports	71,164
Trustees’ fees	14,104
Audit fee	12,305
Legal fees and expenses	7,373
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	21,093

Total expenses	6,691,840

NET INVESTMENT INCOME (LOSS)	2,546,793

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,968))	92,177,792
Foreign currency transactions	9,986

92,187,778

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $30,837)	125,710,933
Foreign currencies	(3,176)

125,707,757

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	217,895,535

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$220,442,328

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$2,546,793	$4,276,768
Net realized gain (loss) on investment and foreign currency transactions	92,187,778	170,316,090
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	125,707,757	380,372,655

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	220,442,328	554,965,513

SERIES SHARE TRANSACTIONS
Series shares sold	24,638,933	28,508,126
Series shares repurchased	(82,429,429)	(147,895,679)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(57,790,496)	(119,387,553)

CAPITAL CONTRIBUTIONS	29,744	—

TOTAL INCREASE (DECREASE)	162,681,576	435,577,960
NET ASSETS:
Beginning of period	1,997,084,171	1,561,506,211

End of period	$2,159,765,747	$1,997,084,171

SEE NOTES TO FINANCIAL STATEMENTS.

A141

NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 95.8%
COMMON STOCKS — 94.5%	Shares	Value
Commodity Chemicals — 1.0%
LyondellBasell Industries NV (Class A Stock)	41,375	$4,545,044

Copper — 0.9%
First Quantum Minerals Ltd. (Zambia)	155,233	2,287,197
Lundin Mining Corp. (Chile)	377,437	2,098,706

		4,385,903

Diversified Chemicals — 4.6%
BASF SE (Germany)	82,182	7,845,806
DowDuPont, Inc.	167,485	11,040,611
Huntsman Corp.	76,040	2,220,368

		21,106,785

Diversified Metals & Mining — 9.5%
BHP Billiton Ltd. (Australia)	621,730	15,556,942
Glencore PLC (Switzerland)*	1,588,780	7,543,184
Rio Tinto PLC (Australia)	233,586	12,874,900
South32 Ltd. (Australia)	1,596,339	4,262,744
Teck Resources Ltd. (Canada) (Class B Stock)(a)	134,425	3,421,116

		43,658,886

Fertilizers & Agricultural Chemicals — 3.6%
CF Industries Holdings, Inc.	101,910	4,524,804
FMC Corp.	67,430	6,015,430
Nutrien Ltd. (Canada)	110,991	6,038,167

		16,578,401

Heavy Electrical Equipment — 0.3%
Vestas Wind Systems A/S (Denmark)	21,214	1,309,674

Industrial Gases — 2.8%
Air Liquide SA (France)	51,130	6,408,908
Air Products & Chemicals, Inc.	40,975	6,381,037

		12,789,945

Integrated Oil & Gas — 30.4%
BP PLC (United Kingdom)	2,203,646	16,766,462
Chevron Corp.	194,535	24,595,060
Exxon Mobil Corp.	304,920	25,226,031
Occidental Petroleum Corp.	217,510	18,201,237
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	488,880	16,919,597
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	355,153	12,719,081
Suncor Energy, Inc. (Canada)	256,006	10,418,226
TOTAL SA (France)	245,616	14,915,237

		139,760,931

Oil & Gas Drilling — 0.8%
Transocean Ltd.*(a)	268,145	3,603,869

Oil & Gas Equipment & Services — 6.3%
Baker Hughes a GE Co.	133,465	4,408,349
Core Laboratories NV(a)	31,550	3,981,925
Halliburton Co.	115,714	5,214,073

COMMON STOCKS (continued)	Shares	Value
Oil & Gas Equipment & Services (continued)
National Oilwell Varco, Inc.	132,985	$5,771,549
Schlumberger Ltd.	142,801	9,571,951

		28,947,847

Oil & Gas Exploration & Production — 21.5%
Anadarko Petroleum Corp.	82,290	6,027,743
Cabot Oil & Gas Corp.	211,355	5,030,249
Callon Petroleum Co.*	293,215	3,149,129
Canadian Natural Resources Ltd. (Canada)	131,627	4,750,847
Concho Resources, Inc.*(a)	43,542	6,024,036
ConocoPhillips	175,075	12,188,721
Continental Resources, Inc.*(a)	114,010	7,383,288
Devon Energy Corp.	117,140	5,149,474
Diamondback Energy, Inc.	36,515	4,804,279
EOG Resources, Inc.	118,971	14,803,562
Marathon Oil Corp.	341,700	7,127,862
Parsley Energy, Inc. (Class A Stock)*	163,640	4,955,019
Pioneer Natural Resources Co.	46,716	8,840,536
SM Energy Co.(a)	119,760	3,076,634
WPX Energy, Inc.*	312,180	5,628,605

		98,939,984

Oil & Gas Refining & Marketing — 4.1%
Marathon Petroleum Corp.	69,870	4,902,079
Phillips 66	67,395	7,569,133
Valero Energy Corp.	59,642	6,610,123

		19,081,335

Oil & Gas Storage & Transportation — 4.2%
Enbridge, Inc. (Canada)	153,963	5,504,325
Kinder Morgan, Inc.	401,325	7,091,413
Williams Cos., Inc. (The)	250,340	6,786,717

		19,382,455

Precious Metals & Minerals — 0.0%
Sedibelo Platinum Mines Ltd. (South Africa), Private Placement (original cost $1,102,975; purchased 11/27/07)*^(f)	129,100	—

Railroads — 1.8%
Kansas City Southern	30,160	3,195,754
Union Pacific Corp.	36,100	5,114,648

		8,310,402

Specialty Chemicals — 2.0%
Ecolab, Inc.	44,428	6,234,581
Shin-Etsu Chemical Co. Ltd. (Japan)	31,400	2,790,470

		9,025,051

Steel — 0.7%
ArcelorMittal (Luxembourg)	110,445	3,222,322

TOTAL COMMON STOCKS (cost $334,162,743)		434,648,834

EXCHANGE TRADED FUNDS — 1.3%
Invesco Solar ETF	103,180	2,383,489

SEE NOTES TO FINANCIAL STATEMENTS.

A142

NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

EXCHANGE TRADED FUNDS (continued)	Shares	Value
VanEck Vectors Gold Miners ETF	154,110	$3,438,194

TOTAL EXCHANGE TRADED FUNDS (cost $5,337,360)		5,821,683

TOTAL LONG-TERM INVESTMENTS (cost $339,500,103)		440,470,517

SHORT-TERM INVESTMENTS — 8.0%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	21,513,581	21,513,581
PGIM Institutional Money Market Fund (cost $15,318,602; includes $15,280,590 of cash collateral for securities on loan)(b)(w)	15,319,107	15,320,639

TOTAL SHORT-TERM INVESTMENTS (cost $36,832,183)		36,834,220

TOTAL INVESTMENTS — 103.8% (cost $376,332,286)		477,304,737
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(17,361,175)

NET ASSETS — 100.0%		$459,943,562

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,999,632; cash collateral of $15,280,590 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(f)	Indicates a restricted security; the original cost of such security is $1,102,975. The value of $0, is 0.0% of net assets.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	unadjusted quoted prices generally in active markets for identical securities.
Level 2	—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3	—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Commodity Chemicals	$4,545,044	$—	$—
Copper	4,385,903	—	—
Diversified Chemicals	13,260,979	7,845,806	—
Diversified Metals & Mining	3,421,116	40,237,770	—
Fertilizers & Agricultural Chemicals	16,578,401	—	—
Heavy Electrical Equipment	—	1,309,674	—
Industrial Gases	6,381,037	6,408,908	—
Integrated Oil & Gas	78,440,554	61,320,377	—
Oil & Gas Drilling	3,603,869	—	—
Oil & Gas Equipment & Services	28,947,847	—	—
Oil & Gas Exploration & Production	98,939,984	—	—
Oil & Gas Refining & Marketing	19,081,335	—	—
Oil & Gas Storage & Transportation	19,382,455	—	—
Precious Metals & Minerals	—	—	—
Railroads	8,310,402	—	—
Specialty Chemicals	6,234,581	2,790,470	—
Steel	—	3,222,322	—
Exchange Traded Funds	5,821,683	—	—
Affiliated Mutual Funds	36,834,220	—	—

Total	$354,169,410	$123,135,327	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A143

NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Integrated Oil & Gas	30.4%
Oil & Gas Exploration & Production	21.5
Diversified Metals & Mining	9.5
Affiliated Mutual Funds (3.3% represents investments purchased with collateral from securities on loan)	8.0
Oil & Gas Equipment & Services	6.3
Diversified Chemicals	4.6
Oil & Gas Storage & Transportation	4.2
Oil & Gas Refining & Marketing	4.1
Fertilizers & Agricultural Chemicals	3.6
Industrial Gases	2.8
Specialty Chemicals	2.0
Railroads	1.8
Exchange Traded Funds	1.3

Commodity Chemicals	1.0%
Copper	0.9
Oil & Gas Drilling	0.8
Steel	0.7
Heavy Electrical Equipment	0.3
Precious Metals & Minerals	0.0 *

103.8
Liabilities in excess of other assets	(3.8)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Portfolio did not hold any derivative instruments as of June 30, 2018, accordingly, no derivative positions were presented in the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Written
Equity contracts	$(79,285)

For the six months ended June 30, 2018, there was no change in unrealized appreciation (depreciation) on derivatives recognized in income.

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Options Written(1)
$223,333

(1)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$14,999,632	$(14,999,632)	$ —

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A144

NATURAL RESOURCES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2018

ASSETS
Investments at value, including securities on loan of $14,999,632:
Unaffiliated investments (cost $339,500,103)	$440,470,517
Affiliated investments (cost $36,832,183)	36,834,220
Cash	32,154
Receivable for investments sold	2,081,452
Tax reclaim receivable	663,344
Dividends receivable	431,289
Receivable from affiliate	3,233
Prepaid expenses	445

Total Assets	480,516,654

LIABILITIES
Payable to broker for collateral for securities on loan	15,280,590
Payable for investments purchased	2,395,226
Payable to custodian	1,906,206
Payable to affiliate	477,817
Payable for Series shares repurchased	181,751
Management fee payable	168,697
Accrued expenses and other liabilities	145,775
Distribution fee payable	10,029
Administration fee payable	6,021
Affiliated transfer agent fee payable	980

Total Liabilities	20,573,092

NET ASSETS	$459,943,562

Net assets were comprised of:
Partners Equity	$459,943,562

Class I:
Net asset value and redemption price per share, $411,180,554 / 15,128,213 outstanding shares of beneficial interest	$27.18

Class II:
Net asset value and redemption price per share, $48,763,008 / 1,852,002 outstanding shares of beneficial interest	$26.33

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2018

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net) (foreign withholding tax $296,124, of which $3,233 is reimbursable by an affiliate)	$6,026,130
Income from securities lending, net (including affiliated income of $110,892)	149,019
Affiliated dividend income	77,719

Total income	6,252,868

EXPENSES
Management fee	1,037,864
Distribution fee—Class II	62,547
Administration fee—Class II	37,528
Shareholders’ reports	74,537
Custodian and accounting fees	43,584
Audit fee	13,346
Trustees’ fees	6,840
Legal fees and expenses	5,610
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	9,372

Total expenses	1,296,525
Less: Fee waivers and/or expense reimbursement	(18,453)

Net expenses	1,278,072

NET INVESTMENT INCOME (LOSS)	4,974,796

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $3,527)	25,315,446
Options written transactions	(79,285)
Foreign currency transactions	(54,800)

25,181,361

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $2,037)	(24,517,938)
Foreign currencies	(39,768)

(24,557,706)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	623,655

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,598,451

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$4,974,796	$7,168,213
Net realized gain (loss) on investment and foreign currency transactions	25,181,361	10,288,468
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(24,557,706)	(19,370,201)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,598,451	(1,913,520)

SERIES SHARE TRANSACTIONS
Series shares sold	11,613,882	39,878,340
Series shares repurchased	(35,288,556)	(58,041,112)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(23,674,674)	(18,162,772)

TOTAL INCREASE (DECREASE)	(18,076,223)	(20,076,292)
NET ASSETS:
Beginning of period	478,019,785	498,096,077

End of period	$459,943,562	$478,019,785

SEE NOTES TO FINANCIAL STATEMENTS.

A145

SMALL CAPITALIZATION STOCK PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS — 99.1%	Shares	Value
Aerospace & Defense — 2.1%
AAR Corp.	35,521	$1,651,371
Aerojet Rocketdyne Holdings, Inc.*(a)	83,065	2,449,587
Aerovironment, Inc.*(a)	23,484	1,677,462
Axon Enterprise, Inc.*(a)	63,250	3,996,135
Cubic Corp.	27,543	1,768,261
Engility Holdings, Inc.*	19,380	593,803
Mercury Systems, Inc.*(a)	52,998	2,017,104
Moog, Inc. (Class A Stock)	35,674	2,781,145
National Presto Industries, Inc.(a)	5,569	690,556
Triumph Group, Inc.(a)	54,700	1,072,120

		18,697,544

Air Freight & Logistics — 0.7%
Atlas Air Worldwide Holdings, Inc.*	28,140	2,017,638
Echo Global Logistics, Inc.*	29,330	857,902
Forward Air Corp.	32,336	1,910,411
Hub Group, Inc. (Class A Stock)*	37,080	1,846,584

		6,632,535

Airlines — 0.8%
Allegiant Travel Co.(a)	13,854	1,925,013
Hawaiian Holdings, Inc.	55,730	2,003,494
SkyWest, Inc.	57,280	2,972,832

		6,901,339

Auto Components — 1.7%
American Axle & Manufacturing Holdings, Inc.*	109,300	1,700,708
Cooper Tire & Rubber Co.(a)	55,600	1,462,280
Cooper-Standard Holdings, Inc.*	17,880	2,336,380
Dorman Products, Inc.*(a)	32,650	2,230,321
Fox Factory Holding Corp.*	41,450	1,929,497
Gentherm, Inc.*	40,450	1,589,685
LCI Industries	27,729	2,499,769
Motorcar Parts of America, Inc.*(a)	20,750	388,233
Standard Motor Products, Inc.	22,199	1,073,100
Superior Industries International, Inc.	25,168	450,507

		15,660,480

Automobiles — 0.1%
Winnebago Industries, Inc.(a)	31,781	1,290,309

Banks — 8.4%
Ameris Bancorp	44,620	2,380,477
Banc of California, Inc.(a)	46,470	908,489
Banner Corp.	35,680	2,145,438
Berkshire Hills Bancorp, Inc.(a)	40,500	1,644,300
Boston Private Financial Holdings, Inc.	92,312	1,467,761
Brookline Bancorp, Inc.	88,332	1,642,975
Central Pacific Financial Corp.	32,620	934,563
City Holding Co.(a)	16,974	1,276,954
Columbia Banking System, Inc.	80,548	3,294,413
Community Bank System, Inc.(a)	56,056	3,311,228
Customers Bancorp, Inc.*	32,550	923,769
CVB Financial Corp.(a)	112,800	2,528,976
Fidelity Southern Corp.	24,450	621,275
First BanCorp. (Puerto Rico)*	199,922	1,529,403
First Commonwealth Financial Corp.	110,360	1,711,684

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
First Financial Bancorp	107,603	$3,298,032
First Financial Bankshares, Inc.(a)	74,408	3,787,367
First Midwest Bancorp, Inc.	113,370	2,887,534
Franklin Financial Network, Inc.*	13,300	500,080
Glacier Bancorp, Inc.(a)	87,383	3,379,974
Great Western Bancorp, Inc.	64,780	2,720,112
Green Bancorp, Inc.	29,110	628,776
Hanmi Financial Corp.	35,836	1,015,951
Heritage Financial Corp.	30,000	1,045,500
Hope Bancorp, Inc.	141,604	2,524,799
Independent Bank Corp.	30,336	2,378,342
LegacyTexas Financial Group, Inc.	46,710	1,822,624
National Bank Holdings Corp. (Class A Stock)	29,890	1,153,455
NBT Bancorp, Inc.(a)	48,010	1,831,582
OFG Bancorp (Puerto Rico)(a)	48,020	674,681
Old National Bancorp(a)	147,277	2,739,352
Opus Bank	18,850	540,995
Pacific Premier Bancorp, Inc.*	43,000	1,640,450
S&T Bancorp, Inc.(a)	38,523	1,665,735
Seacoast Banking Corp. of Florida*	51,700	1,632,686
ServisFirst Bancshares, Inc.(a)	49,700	2,073,981
Simmons First National Corp. (Class A Stock)	86,246	2,578,755
Southside Bancshares, Inc.(a)	30,536	1,028,452
Tompkins Financial Corp.	13,734	1,179,476
United Community Banks, Inc.	80,927	2,482,031
Westamerica Bancorporation(a)	29,300	1,655,743

		75,188,170

Beverages — 0.2%
Coca-Cola Bottling Co. Consolidated	5,150	695,919
MGP Ingredients, Inc.(a)	13,900	1,234,459

		1,930,378

Biotechnology — 2.7%
Acorda Therapeutics, Inc.*(a)	51,750	1,485,225
AMAG Pharmaceuticals, Inc.*(a)	37,750	736,125
Cytokinetics, Inc.*	55,300	458,990
Eagle Pharmaceuticals, Inc.*(a)	9,140	691,532
Emergent BioSolutions, Inc.*	38,907	1,964,415
Enanta Pharmaceuticals, Inc.*	15,920	1,845,128
Ligand Pharmaceuticals, Inc.*(a)	23,470	4,862,280
MiMedx Group, Inc.*(a)	111,510	712,549
Momenta Pharmaceuticals, Inc.*(a)	85,340	1,745,203
Myriad Genetics, Inc.*	76,900	2,873,753
Progenics Pharmaceuticals, Inc.*(a)	81,050	651,642
REGENXBIO, Inc.*(a)	29,500	2,116,625
Repligen Corp.*(a)	41,350	1,945,104
Spectrum Pharmaceuticals, Inc.*	103,000	2,158,880

		24,247,451

Building Products — 2.2%
AAON, Inc.(a)	44,469	1,478,594
American Woodmark Corp.*	15,630	1,430,926
Apogee Enterprises, Inc.(a)	31,108	1,498,472
Gibraltar Industries, Inc.*	34,958	1,310,925
Griffon Corp.	36,979	658,226

SEE NOTES TO FINANCIAL STATEMENTS.

A146

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Building Products (continued)
Insteel Industries, Inc.	19,800	$661,320
Patrick Industries, Inc.*	25,900	1,472,415
PGT Innovations, Inc.*	54,950	1,145,708
Quanex Building Products Corp.	38,678	694,270
Simpson Manufacturing Co., Inc.	45,403	2,823,613
Trex Co., Inc.*	64,820	4,057,084
Universal Forest Products, Inc.	67,692	2,478,881

		19,710,434

Capital Markets — 1.2%
Donnelley Financial Solutions, Inc.*	37,337	648,544
Financial Engines, Inc.	70,080	3,146,592
Greenhill & Co., Inc.(a)	24,100	684,440
INTL. FCStone, Inc.*	17,350	897,169
Investment Technology Group, Inc.	36,236	758,057
Piper Jaffray Cos.	15,765	1,211,540
Virtus Investment Partners, Inc.	7,960	1,018,482
Waddell & Reed Financial, Inc. (Class A Stock)(a)	90,150	1,619,995
WisdomTree Investments, Inc.	127,950	1,161,786

		11,146,605

Chemicals — 2.9%
A Schulman, Inc.	32,486	1,445,627
AdvanSix, Inc.*	33,580	1,230,035
American Vanguard Corp.	28,698	658,619
Balchem Corp.	35,313	3,465,618
Flotek Industries, Inc.*	61,900	199,937
FutureFuel Corp.	27,600	386,676
Hawkins, Inc.	10,450	369,408
HB Fuller Co.	55,638	2,986,648
Ingevity Corp.*	46,300	3,743,818
Innophos Holdings, Inc.	21,430	1,020,068
Innospec, Inc.	26,870	2,056,898
Koppers Holdings, Inc.*	23,230	890,870
Kraton Corp.*	35,090	1,619,053
LSB Industries, Inc.*	21,800	115,540
Quaker Chemical Corp.	14,698	2,276,279
Rayonier Advanced Materials, Inc.(a)	57,020	974,472
Stepan Co.	21,940	1,711,539
Tredegar Corp.	27,785	652,948

		25,804,053

Commercial Services & Supplies — 2.5%
ABM Industries, Inc.	72,283	2,109,218
Brady Corp. (Class A Stock)	53,012	2,043,613
Essendant, Inc.	41,002	542,047
Interface, Inc.	65,412	1,501,205
LSC Communications, Inc.	36,667	574,205
Matthews International Corp. (Class A Stock)	35,320	2,076,816
Mobile Mini, Inc.	49,107	2,303,118
Multi-Color Corp.(a)	15,400	995,610
RR Donnelley & Sons Co.	76,533	440,830
Team, Inc.*(a)	33,110	764,841
Tetra Tech, Inc.	61,268	3,584,178
UniFirst Corp.	17,010	3,009,069

COMMON STOCKS (continued)	Shares	Value
Commercial Services & Supplies (continued)
US Ecology, Inc.	24,150	$1,538,355
Viad Corp.	22,577	1,224,802

		22,707,907

Communications Equipment — 1.5%
ADTRAN, Inc.	52,110	773,833
Applied Optoelectronics, Inc.*	21,650	972,085
CalAmp Corp.*	39,300	920,799
Comtech Telecommunications Corp.	25,909	825,979
Digi International, Inc.*	29,364	387,605
Extreme Networks, Inc.*	127,450	1,014,502
Finisar Corp.*(a)	126,150	2,270,700
Harmonic, Inc.*(a)	93,724	398,327
NETGEAR, Inc.*	34,716	2,169,750
Oclaro, Inc.*	187,700	1,676,161
Viavi Solutions, Inc.*	248,890	2,548,634

		13,958,375

Construction & Engineering — 0.4%
Aegion Corp.*	35,607	916,881
Comfort Systems USA, Inc.	40,884	1,872,487
MYR Group, Inc.*	18,320	649,627
Orion Group Holdings, Inc.*	30,300	250,278

		3,689,273

Construction Materials — 0.1%
U.S. Concrete, Inc.*(a)	17,400	913,500

Consumer Finance — 1.5%
Encore Capital Group, Inc.*(a)	26,240	960,384
Enova International, Inc.*	37,289	1,362,913
EZCORP, Inc. (Class A Stock)*(a)	56,021	675,053
FirstCash, Inc.	49,981	4,490,793
Green Dot Corp. (Class A Stock)*	51,400	3,772,246
PRA Group, Inc.*(a)	49,807	1,920,060
World Acceptance Corp.*(a)	6,732	747,319

		13,928,768

Containers & Packaging — 0.1%
Myers Industries, Inc.	29,770	571,584

Distributors — 0.1%
Core-Mark Holding Co., Inc.	50,490	1,146,123

Diversified Consumer Services — 0.6%
American Public Education, Inc.*	17,983	757,085
Capella Education Co.	12,836	1,266,913
Career Education Corp.*	72,730	1,176,044
Regis Corp.*	38,050	629,347
Strayer Education, Inc.(a)	11,820	1,335,778

		5,165,167

Diversified Telecommunication Services — 1.1%
ATN International, Inc.(a)	11,950	630,602
Cincinnati Bell, Inc.*	46,180	725,026
Cogent Communications Holdings, Inc.	45,820	2,446,788
Consolidated Communications
Holdings, Inc.(a)	71,290	881,144
Frontier Communications Corp.(a)	88,100	472,216

SEE NOTES TO FINANCIAL STATEMENTS.

A147

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Diversified Telecommunication Services (continued)
Iridium Communications, Inc.*(a)	92,240	$1,485,064
Vonage Holdings Corp.*	237,700	3,063,953

		9,704,793

Electric Utilities — 0.3%
El Paso Electric Co.	44,718	2,642,834

Electrical Equipment — 0.4%
AZZ, Inc.(a)	28,642	1,244,495
Encore Wire Corp.	23,091	1,095,668
Powell Industries, Inc.	9,572	333,393
Vicor Corp.*	18,081	787,427

		3,460,983

Electronic Equipment, Instruments & Components — 4.0%
Anixter International, Inc.*	31,994	2,025,220
Badger Meter, Inc.(a)	32,114	1,435,496
Bel Fuse, Inc. (Class B Stock)	10,722	224,090
Benchmark Electronics, Inc.	52,220	1,522,213
Control4 Corp.*	22,400	544,544
CTS Corp.	36,304	1,306,944
Daktronics, Inc.	42,608	362,594
Electro Scientific Industries, Inc.*(a)	37,791	595,964
ePlus, Inc.*	15,060	1,417,146
Fabrinet (Thailand)*	40,730	1,502,530
FARO Technologies, Inc.*	18,684	1,015,475
II-VI, Inc.*(a)	60,562	2,631,419
Insight Enterprises, Inc.*	38,935	1,905,090
Itron, Inc.*	37,980	2,280,699
KEMET Corp.*	54,500	1,316,175
Knowles Corp.*(a)	98,900	1,513,170
Methode Electronics, Inc.	40,546	1,634,004
MTS Systems Corp.(a)	19,635	1,033,783
OSI Systems, Inc.*	18,700	1,446,071
Park Electrochemical Corp.	20,694	479,894
Plexus Corp.*	36,280	2,160,111
Rogers Corp.*	20,231	2,254,947
Sanmina Corp.*	75,440	2,210,392
ScanSource, Inc.*	28,203	1,136,581
TTM Technologies, Inc.*(a)	102,399	1,805,294

		35,759,846

Energy Equipment & Services — 2.2%
Archrock, Inc.	142,200	1,706,400
Bristow Group, Inc.(a)	35,155	496,037
C&J Energy Services, Inc.*	70,050	1,653,180
CARBO Ceramics, Inc.*(a)	23,700	217,329
Era Group, Inc.*	22,071	285,819
Exterran Corp.*	35,350	885,164
Geospace Technologies Corp.*	14,460	203,308
Gulf Island Fabrication, Inc.	14,427	129,843
Helix Energy Solutions Group, Inc.*	153,110	1,275,406
Matrix Service Co.*	29,213	536,059
McDermott International, Inc.*(a)	—	—
Newpark Resources, Inc.*	98,200	1,065,470
Noble Corp. PLC*(a)	271,400	1,717,962
Oil States International, Inc.*(a)	65,950	2,116,995
Pioneer Energy Services Corp.*	84,947	496,940
ProPetro Holding Corp.*(a)	78,900	1,237,152

COMMON STOCKS (continued)	Shares	Value
Energy Equipment & Services (continued)
SEACOR Holdings, Inc.*	18,791	$1,076,161
TETRA Technologies, Inc.*	136,391	606,940
Unit Corp.*	59,420	1,518,775
US Silica Holdings, Inc.(a)	85,700	2,201,633

		19,426,573

Equity Real Estate Investment Trusts (REITs) — 5.6%
Acadia Realty Trust(a)	89,715	2,455,500
Agree Realty Corp.(a)	34,150	1,802,095
American Assets Trust, Inc.	45,680	1,749,087
Armada Hoffler Properties, Inc.	49,750	741,275
CareTrust REIT, Inc.(a)	83,705	1,397,036
CBL & Associates Properties, Inc.(a)	189,900	1,057,743
Cedar Realty Trust, Inc.	86,066	406,232
Chatham Lodging Trust	50,150	1,064,183
Chesapeake Lodging Trust	66,400	2,100,896
Community Healthcare Trust, Inc.(a)	18,900	564,543
DiamondRock Hospitality Co.	220,590	2,708,845
Easterly Government Properties, Inc.(a)	62,350	1,232,036
EastGroup Properties, Inc.	38,433	3,672,657
Four Corners Property Trust, Inc.	67,509	1,662,747
Franklin Street Properties Corp.	117,152	1,002,821
Getty Realty Corp.	36,414	1,025,782
Global Net Lease, Inc.(a)	74,050	1,512,842
Government Properties Income Trust(a)	109,050	1,728,442
Hersha Hospitality Trust(a)	40,800	875,160
Independence Realty Trust, Inc.(a)	95,650	986,152
Kite Realty Group Trust	92,022	1,571,736
Lexington Realty Trust	237,536	2,073,689
LTC Properties, Inc.	43,596	1,863,293
National Storage Affiliates Trust(a)	55,600	1,713,592
Pennsylvania Real Estate Investment Trust(a)	76,672	842,625
PS Business Parks, Inc.	21,932	2,818,262
Ramco-Gershenson Properties Trust(a)	88,000	1,162,480
Retail Opportunity Investments Corp.(a)	123,960	2,375,074
Saul Centers, Inc.	13,470	721,723
Summit Hotel Properties, Inc.	115,150	1,647,797
Universal Health Realty Income Trust	13,880	888,042
Urstadt Biddle Properties, Inc. (Class A Stock)	32,590	737,512
Washington Prime Group, Inc.(a)	204,550	1,658,900
Whitestone REIT(a)	43,750	546,000

		50,366,799

Food & Staples Retailing — 0.3%
Andersons, Inc. (The)	29,224	999,461
SpartanNash Co.	39,326	1,003,600
SUPERVALU, Inc.*(a)	42,285	867,688

		2,870,749

Food Products — 1.5%
B&G Foods, Inc.(a)	73,230	2,189,577
Calavo Growers, Inc.(a)	17,380	1,671,087
Cal-Maine Foods, Inc.*(a)	32,810	1,504,338

SEE NOTES TO FINANCIAL STATEMENTS.

A148

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Food Products (continued)
Darling Ingredients, Inc.*	181,080	$3,599,870
Dean Foods Co.(a)	100,450	1,055,730
J&J Snack Foods Corp.	16,508	2,516,975
John B Sanfilippo & Son, Inc.	9,600	714,720
Seneca Foods Corp. (Class A Stock)*	7,420	200,340

		13,452,637

Gas Utilities — 1.0%
Northwest Natural Gas Co.	31,655	2,019,589
South Jersey Industries, Inc.(a)	94,034	3,147,318
Spire, Inc.	55,424	3,915,706

		9,082,613

Health Care Equipment & Supplies — 3.4%
Abaxis, Inc.	25,182	2,090,358
AngioDynamics, Inc.*	40,550	901,832
Anika Therapeutics, Inc.*(a)	16,350	523,200
CONMED Corp.	27,479	2,011,463
CryoLife, Inc.*	37,053	1,031,926
Cutera, Inc.*	14,950	602,485
Heska Corp.*	7,400	768,046
Inogen, Inc.*(a)	19,140	3,566,356
Integer Holdings Corp.*	31,344	2,026,390
Invacare Corp.(a)	36,452	678,007
Lantheus Holdings, Inc.*	33,250	483,788
LeMaitre Vascular, Inc.(a)	16,950	567,486
Meridian Bioscience, Inc.(a)	46,225	734,978
Merit Medical Systems, Inc.*	55,458	2,839,450
Natus Medical, Inc.*	36,815	1,270,117
Neogen Corp.*	56,773	4,552,627
OraSure Technologies, Inc.*	67,150	1,105,960
Orthofix International NV*	20,750	1,179,015
Surmodics, Inc.*	14,642	808,238
Tactile Systems Technology, Inc.*(a)	16,350	850,200
Varex Imaging Corp.*(a)	41,750	1,548,507

		30,140,429

Health Care Providers & Services — 3.2%
Aceto Corp.	33,250	111,388
Amedisys, Inc.*(a)	31,479	2,690,195
AMN Healthcare Services, Inc.*(a)	52,669	3,086,403
BioTelemetry, Inc.*	34,300	1,543,500
Community Health Systems, Inc.*(a)	127,910	424,661
CorVel Corp.*	10,560	570,240
Cross Country Healthcare, Inc.*	39,713	446,771
Diplomat Pharmacy, Inc.*(a)	53,090	1,356,980
Ensign Group, Inc. (The)(a)	53,580	1,919,236
HealthEquity, Inc.*(a)	57,770	4,338,527
LHC Group, Inc.*	32,178	2,754,115
Magellan Health, Inc.*	27,111	2,601,300
Owens & Minor, Inc.(a)	67,950	1,135,445
Providence Service Corp. (The)*	12,050	946,528
Quorum Health Corp.*(a)	30,950	154,750
Select Medical Holdings Corp.*	117,960	2,140,974
Tivity Health, Inc.*	37,726	1,327,955
US Physical Therapy, Inc.	13,940	1,338,240

		28,887,208

COMMON STOCKS (continued)	Shares	Value
Health Care Technology — 0.8%
Computer Programs & Systems, Inc.(a)	12,586	$414,079
HealthStream, Inc.	28,450	776,970
HMS Holdings Corp.*	91,500	1,978,230
Omnicell, Inc.*	42,772	2,243,391
Quality Systems, Inc.*	51,934	1,012,713
Tabula Rasa HealthCare, Inc.*(a)	15,000	957,450

		7,382,833

Hotels, Restaurants & Leisure — 2.2%
Belmond Ltd. (United Kingdom) (Class A Stock)*	92,350	1,029,703
BJ’s Restaurants, Inc.(a)	19,922	1,195,320
Chuy’s Holdings, Inc.*(a)	18,500	567,950
Dave & Buster’s Entertainment, Inc.*	43,620	2,076,312
Dine Brands Global, Inc.(a)	19,715	1,474,682
El Pollo Loco Holdings, Inc.*	23,350	266,190
Fiesta Restaurant Group, Inc.*(a)	30,000	861,000
Marriott Vacations Worldwide Corp.(a)	26,020	2,939,219
Monarch Casino & Resort, Inc.*	12,681	558,598
Penn National Gaming, Inc.*	92,950	3,122,190
Red Robin Gourmet Burgers, Inc.*(a)	14,413	671,646
Ruth’s Hospitality Group, Inc.	31,698	889,129
Shake Shack, Inc. (Class A Stock)*(a)	21,290	1,408,972
Sonic Corp.(a)	40,874	1,406,883
Wingstop, Inc.	32,150	1,675,658

		20,143,452

Household Durables — 1.9%
Cavco Industries, Inc.*	9,400	1,951,910
Ethan Allen Interiors, Inc.(a)	27,689	678,381
Installed Building Products, Inc.*	23,050	1,303,477
iRobot Corp.*(a)	30,600	2,318,562
La-Z-Boy, Inc.	51,771	1,584,193
LGI Homes, Inc.*(a)	19,930	1,150,559
M/I Homes, Inc.*	31,420	832,002
MDC Holdings, Inc.	49,485	1,522,653
Meritage Homes Corp.*	42,037	1,847,526
TopBuild Corp.*	39,250	3,074,845
Universal Electronics, Inc.*	15,544	513,729
William Lyon Homes (Class A Stock)*	30,650	711,080

		17,488,917

Household Products — 0.5%
Central Garden & Pet Co.*(a)	11,300	491,324
Central Garden & Pet Co. (Class A Stock)*	38,708	1,566,513
WD-40 Co.(a)	15,359	2,246,253

		4,304,090

Industrial Conglomerates — 0.2%
Raven Industries, Inc.	39,480	1,518,006

Insurance — 3.4%
Ambac Financial Group, Inc.*	49,850	989,523
American Equity Investment Life Holding Co.	99,090	3,567,240
AMERISAFE, Inc.	21,264	1,227,996
eHealth, Inc.*	18,391	406,441
Employers Holdings, Inc.	36,015	1,447,803

SEE NOTES TO FINANCIAL STATEMENTS.

A149

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
HCI Group, Inc.(a)	8,330	$346,278
Horace Mann Educators Corp.	44,970	2,005,662
Infinity Property & Casualty Corp.	12,089	1,720,869
James River Group Holdings Ltd.	32,850	1,290,676
Maiden Holdings Ltd.	74,350	576,213
Navigators Group, Inc. (The)	24,836	1,415,652
ProAssurance Corp.	58,936	2,089,281
RLI Corp.(a)	42,870	2,837,565
Safety Insurance Group, Inc.	16,860	1,439,844
Selective Insurance Group, Inc.	64,637	3,555,035
Stewart Information Services Corp.	26,202	1,128,520
Third Point Reinsurance Ltd. (Bermuda)*	90,450	1,130,625
United Fire Group, Inc.	23,401	1,275,589
United Insurance Holdings Corp.	22,350	437,613
Universal Insurance Holdings, Inc.	35,890	1,259,739

		30,148,164

Internet & Direct Marketing Retail — 0.6%
FTD Cos., Inc.*	17,876	82,945
Nutrisystem, Inc.(a)	32,678	1,258,103
PetMed Express, Inc.(a)	22,731	1,001,300
Shutterfly, Inc.*(a)	36,500	3,286,095

		5,628,443

Internet Software & Services — 1.6%
Alarm.com Holdings, Inc.*(a)	27,600	1,114,488
Blucora, Inc.*	51,662	1,911,494
Liquidity Services, Inc.*	27,800	182,090
LivePerson, Inc.*	61,450	1,296,595
NIC, Inc.	73,150	1,137,482
QuinStreet, Inc.*	40,400	513,080
Shutterstock, Inc.*(a)	20,350	965,811
SPS Commerce, Inc.*	19,100	1,403,468
Stamps.com, Inc.*(a)	18,360	4,645,998
XO Group, Inc.*	26,795	857,440

		14,027,946

IT Services — 2.1%
CACI International, Inc. (Class A Stock)*	27,184	4,581,863
Cardtronics PLC (Class A Stock)*	50,510	1,221,332
CSG Systems International, Inc.	37,024	1,513,171
EVERTEC, Inc. (Puerto Rico)	66,300	1,448,655
ExlService Holdings, Inc.*	37,850	2,142,688
ManTech International Corp. (Class A Stock)	29,000	1,555,560
Perficient, Inc.*	38,564	1,016,933
Sykes Enterprises, Inc.*	43,860	1,262,291
Travelport Worldwide Ltd.	138,600	2,569,644
TTEC Holdings, Inc.	15,847	547,514
Virtusa Corp.*	30,350	1,477,438

		19,337,089

Leisure Products — 0.5%
Callaway Golf Co.	103,840	1,969,845
Nautilus, Inc.*	33,450	525,165

COMMON STOCKS (continued)	Shares	Value
Leisure Products (continued)
Sturm Ruger & Co., Inc.	19,267	$1,078,952
Vista Outdoor, Inc.*(a)	62,850	973,546

		4,547,508

Life Sciences Tools & Services — 0.4%
Cambrex Corp.*	36,282	1,897,549
Luminex Corp.	45,470	1,342,729

		3,240,278

Machinery — 5.3%
Actuant Corp. (Class A Stock)	66,734	1,958,643
Alamo Group, Inc.	10,610	958,720
Albany International Corp. (Class A Stock)	31,964	1,922,635
Astec Industries, Inc.	21,190	1,267,162
Barnes Group, Inc.	53,216	3,134,422
Briggs & Stratton Corp.	46,876	825,486
Chart Industries, Inc.*	34,100	2,103,288
CIRCOR International, Inc.	21,678	801,219
EnPro Industries, Inc.	23,108	1,616,405
ESCO Technologies, Inc.	28,531	1,646,239
Federal Signal Corp.	66,000	1,537,140
Franklin Electric Co., Inc.	42,530	1,918,103
Greenbrier Cos., Inc. (The)(a)	31,130	1,642,108
Harsco Corp.*	88,600	1,958,060
Hillenbrand, Inc.	68,868	3,247,126
John Bean Technologies Corp.	34,917	3,104,121
Lindsay Corp.(a)	11,829	1,147,295
Lydall, Inc.*	19,056	831,794
Mueller Industries, Inc.	63,318	1,868,514
Proto Labs, Inc.*	27,550	3,277,072
SPX Corp.*	47,270	1,656,814
SPX FLOW, Inc.*	46,760	2,046,685
Standex International Corp.	14,170	1,448,174
Tennant Co.	19,800	1,564,200
Titan International, Inc.	54,000	579,420
Wabash National Corp.(a)	63,840	1,191,254
Watts Water Technologies, Inc. (Class A Stock)(a)	30,611	2,399,902

		47,652,001

Marine — 0.2%
Matson, Inc.	46,900	1,800,022

Media — 1.0%
EW Scripps Co. (The) (Class A Stock)(a)	60,611	811,581
Gannett Co., Inc.(a)	124,190	1,328,833
Marcus Corp. (The)	21,408	695,760
New Media Investment Group, Inc.	66,320	1,225,594
Scholastic Corp.	30,170	1,336,833
World Wrestling Entertainment, Inc. (Class A Stock)(a)	44,000	3,204,080

		8,602,681

Metals & Mining — 0.9%
AK Steel Holding Corp.*(a)	346,790	1,505,069
Century Aluminum Co.*	54,563	859,367
Haynes International, Inc.	13,710	503,705

SEE NOTES TO FINANCIAL STATEMENTS.

A150

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Metals & Mining (continued)
Kaiser Aluminum Corp.	18,460	$1,921,871
Materion Corp.	22,228	1,203,646
Olympic Steel, Inc.	9,988	203,855
SunCoke Energy, Inc.*	71,100	952,740
TimkenSteel Corp.*(a)	43,110	704,849

		7,855,102

Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Apollo Commercial Real Estate Finance, Inc.(a)	123,100	2,250,268
ARMOUR Residential REIT, Inc.(a)	46,200	1,053,822
Capstead Mortgage Corp.	100,910	903,144
Invesco Mortgage Capital, Inc.	122,750	1,951,725
New York Mortgage Trust, Inc.(a)	122,550	736,526
PennyMac Mortgage Investment Trust	66,930	1,271,001

		8,166,486

Multiline Retail — 0.1%
J.C. Penney Co., Inc.*(a)	345,650	808,821

Multi-Utilities — 0.4%
Avista Corp.	72,233	3,803,790

Oil, Gas & Consumable Fuels — 2.0%
Carrizo Oil & Gas, Inc.*(a)	85,770	2,388,695
Cloud Peak Energy, Inc.*	81,400	284,086
CONSOL Energy, Inc.*	27,900	1,069,965
Denbury Resources, Inc.*(a)	441,000	2,121,210
Green Plains, Inc.(a)	42,800	783,240
HighPoint Resources Corp.*	108,680	660,774
Par Pacific Holdings, Inc.*	27,500	477,950
PDC Energy, Inc.*	72,676	4,393,264
Penn Virginia Corp.*	14,600	1,239,394
Renewable Energy Group, Inc.*(a)	36,100	644,385
REX American Resources Corp.*(a)	6,300	510,111
Ring Energy, Inc.*(a)	59,300	748,366
SRC Energy, Inc.*	266,220	2,933,744

		18,255,184

Paper & Forest Products — 1.1%
Boise Cascade Co.	42,790	1,912,713
Clearwater Paper Corp.*(a)	17,950	414,645
KapStone Paper & Packaging Corp.	96,830	3,340,635
Neenah, Inc.	18,488	1,568,707
P.H. Glatfelter Co.	47,710	934,639
Schweitzer-Mauduit International, Inc.	33,946	1,484,119

		9,655,458

Personal Products — 0.4%
Avon Products, Inc. (United Kingdom)*	485,800	786,996
Inter Parfums, Inc.	18,950	1,013,825
Medifast, Inc.	11,700	1,873,872

		3,674,693

Pharmaceuticals — 1.6%
Amphastar Pharmaceuticals, Inc.*	39,450	602,007
ANI Pharmaceuticals, Inc.*	10,040	670,672
Corcept Therapeutics, Inc.*(a)	105,200	1,653,744
Depomed, Inc.*(a)	69,220	461,697
Endo International PLC*	221,500	2,088,745

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals (continued)
Innoviva, Inc.*(a)	75,400	$1,040,520
Lannett Co., Inc.*(a)	33,100	450,160
Medicines Co. (The)*(a)	71,240	2,614,508
Phibro Animal Health Corp. (Class A Stock)	21,800	1,003,890
Supernus Pharmaceuticals, Inc.*(a)	56,960	3,409,056

		13,994,999

Professional Services — 2.7%
ASGN, Inc.*	54,096	4,229,766
Exponent, Inc.	57,230	2,764,209
Forrester Research, Inc.	10,832	454,402
FTI Consulting, Inc.*	41,550	2,512,944
Heidrick & Struggles International, Inc.	20,914	731,990
Insperity, Inc.	41,158	3,920,300
Kelly Services, Inc. (Class A Stock)	33,839	759,686
Korn/Ferry International	62,200	3,852,046
Navigant Consulting, Inc.*	49,700	1,100,358
Resources Connection, Inc.	32,200	544,180
TrueBlue, Inc.*	41,598	1,121,066
WageWorks, Inc.*	43,610	2,180,500

		24,171,447

Real Estate Management & Development — 0.3%
HFF, Inc. (Class A Stock)	40,850	1,403,197
RE/MAX Holdings, Inc. (Class A Stock)	19,550	1,025,398

		2,428,595

Road & Rail — 0.6%
ArcBest Corp.	28,345	1,295,367
Heartland Express, Inc.(a)	53,898	999,808
Marten Transport Ltd.	42,700	1,001,315
Saia, Inc.*	28,250	2,284,012

		5,580,502

Semiconductors & Semiconductor Equipment — 3.4%
Advanced Energy Industries, Inc.*	43,307	2,515,704
Axcelis Technologies, Inc.*	35,000	693,000
Brooks Automation, Inc.	77,585	2,530,823
Cabot Microelectronics Corp.	28,271	3,040,829
CEVA, Inc.*	24,350	735,370
Cohu, Inc.	31,647	775,668
Diodes, Inc.*	42,570	1,467,388
DSP Group, Inc.*	24,378	303,506
FormFactor, Inc.*	80,300	1,067,990
Kopin Corp.*(a)	66,056	188,920
Kulicke & Soffa Industries, Inc. (Singapore)	75,982	1,809,891
MaxLinear, Inc.*	68,150	1,062,458
Nanometrics, Inc.*	26,350	933,054
PDF Solutions, Inc.*	29,900	358,202
Photronics, Inc.*	76,850	612,879
Power Integrations, Inc.	32,530	2,376,316
Rambus, Inc.*	118,200	1,482,228
Rudolph Technologies, Inc.*	34,974	1,035,230
Semtech Corp.*	72,820	3,426,181
SolarEdge Technologies, Inc.*(a)	41,600	1,990,560
Ultra Clean Holdings, Inc.*(a)	42,550	706,330

SEE NOTES TO FINANCIAL STATEMENTS.

A151

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Veeco Instruments, Inc.*	53,533	$762,845
Xperi Corp.	53,667	864,039

		30,739,411

Software — 1.8%
8x8, Inc.*	102,300	2,051,115
Agilysys, Inc.*	16,532	256,246
Bottomline Technologies de, Inc.*	38,510	1,918,953
Ebix, Inc.(a)	24,247	1,848,834
MicroStrategy, Inc. (Class A Stock)*	10,420	1,331,155
Monotype Imaging Holdings, Inc.	46,400	941,920
OneSpan, Inc.*	33,300	654,345
Progress Software Corp.	49,997	1,940,884
Qualys, Inc.*	36,020	3,036,486
TiVo Corp.	135,200	1,818,440

		15,798,378

Specialty Retail — 4.0%
Abercrombie & Fitch Co. (Class A Stock)(a)	74,650	1,827,432
Asbury Automotive Group, Inc.*	20,310	1,392,250
Ascena Retail Group, Inc.*(a)	185,950	741,011
Barnes & Noble Education, Inc.*	40,726	229,695
Barnes & Noble, Inc.	61,660	391,541
Big 5 Sporting Goods Corp.(a)	21,637	164,441
Buckle, Inc. (The)(a)	31,309	842,212
Caleres, Inc.	47,504	1,633,663
Cato Corp. (The) (Class A Stock)	25,353	624,191
Chico’s FAS, Inc.	142,050	1,156,287
Children’s Place, Inc. (The)(a)	18,315	2,212,452
DSW, Inc. (Class A Stock)(a)	79,700	2,057,854
Express, Inc.*(a)	82,830	757,895
Francesca’s Holdings Corp.*	37,400	282,370
GameStop Corp. (Class A Stock)(a)	112,000	1,631,840
Genesco, Inc.*(a)	22,032	874,670
Group 1 Automotive, Inc.	21,664	1,364,832
Guess?, Inc.(a)	64,110	1,371,954
Haverty Furniture Cos., Inc.	21,161	457,078
Hibbett Sports, Inc.*(a)	20,896	478,518
Kirkland’s, Inc.*	17,150	199,626
Lithia Motors, Inc. (Class A Stock)	26,390	2,495,702
Lumber Liquidators Holdings, Inc.*(a)	31,522	767,561
MarineMax, Inc.*	24,542	465,071
Monro, Inc.(a)	36,142	2,099,850
Office Depot, Inc.	564,450	1,439,347
Rent-A-Center, Inc.	58,250	857,440
RH*(a)	21,100	2,947,670
Shoe Carnival, Inc.(a)	11,760	381,612
Sleep Number Corp.*	40,650	1,179,663
Sonic Automotive, Inc. (Class A Stock)(a)	26,747	550,988
Tailored Brands, Inc.(a)	54,687	1,395,612
Tile Shop Holdings, Inc.	37,200	286,440
Vitamin Shoppe, Inc.*(a)	25,750	178,963
Zumiez, Inc.*	20,300	508,515

		36,246,246

COMMON STOCKS (continued)	Shares	Value
Technology Hardware, Storage & Peripherals — 0.7%
3D Systems Corp.*(a)	125,150	$1,728,321
Cray, Inc.*	44,730	1,100,358
Diebold Nixdorf, Inc.(a)	83,500	997,825
Electronics For Imaging, Inc.*	49,170	1,600,975
Super Micro Computer, Inc.*(a)	41,830	989,280

		6,416,759

Textiles, Apparel & Luxury Goods — 1.7%
Crocs, Inc.*	75,043	1,321,507
Fossil Group, Inc.*(a)	48,200	1,295,134
G-III Apparel Group Ltd.*	45,950	2,040,180
Movado Group, Inc.	17,217	831,581
Oxford Industries, Inc.	18,666	1,548,905
Perry Ellis International, Inc.*	13,749	373,560
Steven Madden Ltd.	57,820	3,070,242
Unifi, Inc.*	18,680	592,156
Vera Bradley, Inc.*	20,500	287,820
Wolverine World Wide, Inc.	104,224	3,623,869

		14,984,954

Thrifts & Mortgage Finance — 1.6%
BofI Holding, Inc.*(a)	60,540	2,476,691
Dime Community Bancshares, Inc.	33,571	654,635
HomeStreet, Inc.*	29,650	799,068
Meta Financial Group, Inc.	10,050	978,870
NMI Holdings, Inc. (Class A Stock)*	64,150	1,045,645
Northfield Bancorp, Inc.	51,000	847,620
Northwest Bancshares, Inc.	112,860	1,962,635
Oritani Financial Corp.(a)	43,550	705,510
Provident Financial Services, Inc.	67,060	1,846,162
TrustCo Bank Corp. NY	105,245	936,681
Walker & Dunlop, Inc.	31,070	1,729,045

		13,982,562

Tobacco — 0.2%
Universal Corp.	27,350	1,806,467

Trading Companies & Distributors — 0.7%
Applied Industrial Technologies, Inc.	42,558	2,985,444
DXP Enterprises, Inc.*	17,350	662,770
Kaman Corp.	30,702	2,139,622
Veritiv Corp.*	12,480	497,328

		6,285,164

Water Utilities — 0.5%
American States Water Co.	40,432	2,311,093
California Water Service Group	52,860	2,058,897

		4,369,990

Wireless Telecommunication Services — 0.0%
Spok Holdings, Inc.	21,730	327,036

TOTAL COMMON STOCKS (cost $542,092,785)		890,258,933

SEE NOTES TO FINANCIAL STATEMENTS.

A152

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

	Shares	Value
EXCHANGE TRADED FUND — 0.2%
iShares Core S&P Small-Cap ETF(a) (cost $1,496,787)	22,100	$1,844,466

TOTAL LONG-TERM INVESTMENTS (cost $543,589,572)		892,103,399

SHORT-TERM INVESTMENTS — 24.6%
AFFILIATED MUTUAL FUNDS — 24.6%
PGIM Core Ultra Short Bond Fund(w)	3,886,088	3,886,088
PGIM Institutional Money Market Fund (cost $216,869,928; includes $216,487,562 of cash collateral for securities on loan)(b)(w)	216,871,099	216,892,787

TOTAL AFFILIATED MUTUAL FUNDS (cost $220,756,017)		220,778,875

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.0%
U.S. Treasury Bills
1.895%	09/20/18	380	378,418

(cost $378,408)
TOTAL SHORT-TERM INVESTMENTS (cost $221,134,425)			221,157,293

TOTAL INVESTMENTS — 123.9% (cost $764,723,997)			1,113,260,692
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (23.9)%			(214,972,545)

NET ASSETS — 100.0%			$898,288,147

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $209,968,053; cash collateral of $216,487,562 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
71	Russell 2000 E-Mini Index	Sep. 2018	$5,848,625	$(116,440)

A security with market value of $378,418 has been segregated with UBS AG to cover requirements for open futures contracts at June 30, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$18,697,544	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A153

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Air Freight & Logistics	$6,632,535	$—	$—
Airlines	6,901,339	—	—
Auto Components	15,660,480	—	—
Automobiles	1,290,309	—	—
Banks	75,188,170	—	—
Beverages	1,930,378	—	—
Biotechnology	24,247,451	—	—
Building Products	19,710,434	—	—
Capital Markets	11,146,605	—	—
Chemicals	25,804,053	—	—
Commercial Services & Supplies	22,707,907	—	—
Communications Equipment	13,958,375	—	—
Construction & Engineering	3,689,273	—	—
Construction Materials	913,500	—	—
Consumer Finance	13,928,768	—	—
Containers & Packaging	571,584	—	—
Distributors	1,146,123	—	—
Diversified Consumer Services	5,165,167	—	—
Diversified Telecommunication Services	9,704,793	—	—
Electric Utilities	2,642,834	—	—
Electrical Equipment	3,460,983	—	—
Electronic Equipment, Instruments & Components	35,759,846	—	—
Energy Equipment & Services	19,426,573	—	—
Equity Real Estate Investment Trusts (REITs)	50,366,799	—	—
Food & Staples Retailing	2,870,749	—	—
Food Products	13,452,637	—	—
Gas Utilities	9,082,613	—	—
Health Care Equipment & Supplies	30,140,429	—	—
Health Care Providers & Services	28,887,208	—	—
Health Care Technology	7,382,833	—	—
Hotels, Restaurants & Leisure	20,143,452	—	—
Household Durables	17,488,917	—	—
Household Products	4,304,090	—	—
Industrial Conglomerates	1,518,006	—	—
Insurance	30,148,164	—	—
Internet & Direct Marketing Retail	5,628,443	—	—
Internet Software & Services	14,027,946	—	—
IT Services	19,337,089	—	—
Leisure Products	4,547,508	—	—
Life Sciences Tools & Services	3,240,278	—	—
Machinery	47,652,001	—	—
Marine	1,800,022	—	—
Media	8,602,681	—	—
Metals & Mining	7,855,102	—	—
Mortgage Real Estate Investment Trusts (REITs)	8,166,486	—	—
Multiline Retail	808,821	—	—
Multi-Utilities	3,803,790	—	—
Oil, Gas & Consumable Fuels	18,255,184	—	—
Paper & Forest Products	9,655,458	—	—
Personal Products	3,674,693	—	—
Pharmaceuticals	13,994,999	—	—
Professional Services	24,171,447	—	—
Real Estate Management & Development	2,428,595	—	—
Road & Rail	5,580,502	—	—
Semiconductors & Semiconductor Equipment	30,739,411	—	—
Software	15,798,378	—	—
Specialty Retail	36,246,246	—	—
Technology Hardware, Storage & Peripherals	6,416,759	—	—
Textiles, Apparel & Luxury Goods	14,984,954	—	—
Thrifts & Mortgage Finance	13,982,562	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A154

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Tobacco	$1,806,467	$—	$—
Trading Companies & Distributors	6,285,164	—	—
Water Utilities	4,369,990	—	—
Wireless Telecommunication Services	327,036	—	—
Exchange Traded Fund	1,844,466	—	—
Affiliated Mutual Funds	220,778,875	—	—
U.S. Treasury Obligation	—	378,418	—
Other Financial Instruments*
Futures Contracts	(116,440)	—	—

Total	$1,112,765,834	$378,418	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Affiliated Mutual Funds (24.1% represents investments purchased with collateral from securities on loan)	24.6%
Banks	8.4
Equity Real Estate Investment Trusts (REITs)	5.6
Machinery	5.3
Specialty Retail	4.0
Electronic Equipment, Instruments & Components	4.0
Semiconductors & Semiconductor Equipment	3.4
Insurance	3.4
Health Care Equipment & Supplies	3.4
Health Care Providers & Services	3.2
Chemicals	2.9
Biotechnology	2.7
Professional Services	2.7
Commercial Services & Supplies	2.5
Hotels, Restaurants & Leisure	2.2
Building Products	2.2
Energy Equipment & Services	2.2
IT Services	2.1
Aerospace & Defense	2.1
Oil, Gas & Consumable Fuels	2.0
Household Durables	1.9
Software	1.8
Auto Components	1.7
Textiles, Apparel & Luxury Goods	1.7
Internet Software & Services	1.6
Pharmaceuticals	1.6
Thrifts & Mortgage Finance	1.6
Communications Equipment	1.5
Consumer Finance	1.5
Food Products	1.5
Capital Markets	1.2
Diversified Telecommunication Services	1.1
Paper & Forest Products	1.1
Gas Utilities	1.0
Media	1.0
Mortgage Real Estate Investment Trusts (REITs)	0.9
Metals & Mining	0.9

Health Care Technology	0.8%
Airlines	0.8
Air Freight & Logistics	0.7
Technology Hardware, Storage & Peripherals	0.7
Trading Companies & Distributors	0.7
Internet & Direct Marketing Retail	0.6
Road & Rail	0.6
Diversified Consumer Services	0.6
Leisure Products	0.5
Water Utilities	0.5
Household Products	0.5
Multi-Utilities	0.4
Construction & Engineering	0.4
Personal Products	0.4
Electrical Equipment	0.4
Life Sciences Tools & Services	0.4
Food & Staples Retailing	0.3
Electric Utilities	0.3
Real Estate Management & Development	0.3
Beverages	0.2
Exchange Traded Fund	0.2
Tobacco	0.2
Marine	0.2
Industrial Conglomerates	0.2
Automobiles	0.1
Distributors	0.1
Construction Materials	0.1
Multiline Retail	0.1
Containers & Packaging	0.1
U.S. Treasury Obligation	0.0 *
Wireless Telecommunication Services	0.0 *

123.9
Liabilities in excess of other assets	(23.9)

100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A155

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	—	$—	*	Due from/to broker — variation margin futures	$116,440	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$420,601

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(122,725)

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts- Long Positions(1)
$3,714,043

(1)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$209,968,053	$(209,968,053)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A156

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

as of June 30, 2018

ASSETS
Investments at value, including securities on loan of $209,968,053:
Unaffiliated investments (cost $543,967,980)	$892,481,817
Affiliated investments (cost $220,756,017)	220,778,875
Receivable for investments sold	2,350,537
Dividends receivable	924,359
Receivable for Series shares sold	260,808
Tax reclaim receivable	1,312
Prepaid expenses	842

Total Assets	1,116,798,550

LIABILITIES
Payable to broker for collateral for securities on loan	216,487,562
Payable for investments purchased	1,062,558
Accrued expenses and other liabilities	437,033
Management fee payable	262,850
Payable for Series shares repurchased	248,440
Due to broker-variation margin futures	10,980
Affiliated transfer agent fee payable	980

Total Liabilities	218,510,403

NET ASSETS	$898,288,147

Net assets were comprised of:
Partners Equity	$898,288,147

Net asset value and redemption price per share $898,288,147 / 21,348,685 outstanding shares of beneficial interest	$42.08

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $303 foreign withholding tax)	$4,729,714
Income from securities lending, net (including affiliated income of $377,579)	626,614
Affiliated dividend income	25,624
Interest income	2,432

Total income	5,384,384

EXPENSES
Management fee	1,501,747
Shareholders’ reports	59,458
Custodian and accounting fees	58,228
Audit fee	12,199
Trustees’ fees	8,749
Legal fees and expenses	5,779
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	21,033

Total expenses	1,672,490

NET INVESTMENT INCOME (LOSS)	3,711,894

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(10,159))	57,485,095
Futures transactions	420,601

57,905,696

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $28,396)	15,419,224
Futures	(122,725)

15,296,499

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	73,202,195

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$76,914,089

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$3,711,894	$9,003,216
Net realized gain (loss) on investment transactions	57,905,696	60,349,229
Net change in unrealized appreciation (depreciation) on investments	15,296,499	30,443,175

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	76,914,089	99,795,620

SERIES SHARE TRANSACTIONS
Series shares sold [229,031 and 288,518 shares, respectively]	9,190,295	10,090,765
Series shares repurchased [953,717 and 2,005,809 shares, respectively]	(37,862,069)	(70,704,758)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(28,671,774)	(60,613,993)

TOTAL INCREASE (DECREASE)	48,242,315	39,181,627
NET ASSETS:
Beginning of period	850,045,832	810,864,205

End of period	$898,288,147	$850,045,832

SEE NOTES TO FINANCIAL STATEMENTS.

A157

STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS — 97.4%	Shares	Value
Aerospace & Defense — 2.6%
Arconic, Inc.	71,992	$1,224,584
Boeing Co. (The)	93,116	31,241,349
General Dynamics Corp.	47,000	8,761,270
Harris Corp.	20,100	2,905,254
Huntington Ingalls Industries, Inc.	7,800	1,690,962
L3 Technologies, Inc.	13,300	2,557,856
Lockheed Martin Corp.	42,098	12,437,012
Northrop Grumman Corp.	29,626	9,115,920
Raytheon Co.	49,118	9,488,615
Rockwell Collins, Inc.	28,000	3,771,040
Textron, Inc.	44,550	2,936,291
TransDigm Group, Inc.	8,400	2,899,176
United Technologies Corp.	126,260	15,786,288

		104,815,617

Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.(a)	24,100	2,016,206
Expeditors International of Washington, Inc.	30,100	2,200,310
FedEx Corp.	41,940	9,522,896
United Parcel Service, Inc. (Class B Stock)	116,700	12,397,041

		26,136,453

Airlines — 0.4%
Alaska Air Group, Inc.	21,200	1,280,268
American Airlines Group, Inc.	71,600	2,717,936
Delta Air Lines, Inc.	110,000	5,449,400
Southwest Airlines Co.	91,937	4,677,755
United Continental Holdings, Inc.*	41,500	2,893,795

		17,019,154

Auto Components — 0.2%
Aptiv PLC	45,400	4,160,002
BorgWarner, Inc.	33,400	1,441,544
Goodyear Tire & Rubber Co. (The)	39,900	929,271

		6,530,817

Automobiles — 0.4%
Ford Motor Co.	658,159	7,285,820
General Motors Co.	214,900	8,467,060
Harley-Davidson, Inc.	28,400	1,195,072

		16,947,952

Banks — 6.0%
Bank of America Corp.	1,608,682	45,348,746
BB&T Corp.	132,300	6,673,212
Citigroup, Inc.	436,022	29,178,592
Citizens Financial Group, Inc.	83,300	3,240,370
Comerica, Inc.	29,350	2,668,502
Fifth Third Bancorp	117,749	3,379,396
Huntington Bancshares, Inc.	183,075	2,702,187
JPMorgan Chase & Co.	580,695	60,508,419
KeyCorp	179,800	3,513,292
M&T Bank Corp.	25,700	4,372,855
People’s United Financial, Inc.	58,800	1,063,692

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
PNC Financial Services Group, Inc. (The)	80,093	$10,820,564
Regions Financial Corp.	188,312	3,348,187
SunTrust Banks, Inc.	79,700	5,261,794
SVB Financial Group*	8,700	2,512,212
U.S. Bancorp	266,281	13,319,376
Wells Fargo & Co.	743,976	41,246,030
Zions Bancorporation	33,400	1,759,846

		240,917,272

Beverages — 1.7%
Brown-Forman Corp. (Class B Stock)(a)	44,825	2,196,873
Coca-Cola Co. (The)	651,550	28,576,983
Constellation Brands, Inc. (Class A Stock)	28,900	6,325,343
Molson Coors Brewing Co. (Class B Stock)	31,500	2,143,260
Monster Beverage Corp.*	70,800	4,056,840
PepsiCo, Inc.	241,394	26,280,565

		69,579,864

Biotechnology — 2.5%
AbbVie, Inc.	260,500	24,135,325
Alexion Pharmaceuticals, Inc.*	37,700	4,680,455
Amgen, Inc.	113,484	20,948,011
Biogen, Inc.*	35,875	10,412,360
Celgene Corp.*	123,100	9,776,602
Gilead Sciences, Inc.	222,600	15,768,984
Incyte Corp.*	29,800	1,996,600
Regeneron Pharmaceuticals, Inc.*	13,130	4,529,719
Vertex Pharmaceuticals, Inc.*	43,300	7,359,268

		99,607,324

Building Products — 0.3%
A.O. Smith Corp.	24,800	1,466,920
Allegion PLC	16,533	1,278,993
Fortune Brands Home & Security, Inc.	25,900	1,390,571
Johnson Controls International PLC	157,415	5,265,532
Masco Corp.	52,530	1,965,672

		11,367,688

Capital Markets — 3.0%
Affiliated Managers Group, Inc.	9,530	1,416,825
Ameriprise Financial, Inc.	24,950	3,490,006
Bank of New York Mellon Corp. (The)	171,249	9,235,459
BlackRock, Inc.	21,080	10,519,763
Cboe Global Markets, Inc.	19,300	2,008,551
Charles Schwab Corp. (The)	203,600	10,403,960
CME Group, Inc.	57,760	9,468,019
E*TRADE Financial Corp.*	45,510	2,783,392
Franklin Resources, Inc.	54,900	1,759,545
Goldman Sachs Group, Inc. (The)	59,920	13,216,554
Intercontinental Exchange, Inc.	98,890	7,273,360
Invesco Ltd.	68,000	1,806,080
Moody’s Corp.	28,420	4,847,315
Morgan Stanley	234,610	11,120,514
MSCI, Inc.	14,600	2,415,278

SEE NOTES TO FINANCIAL STATEMENTS.

A158

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Capital Markets (continued)
Nasdaq, Inc.	20,100	$1,834,527
Northern Trust Corp.	36,200	3,724,618
Raymond James Financial, Inc.	21,900	1,956,765
S&P Global, Inc.	42,680	8,702,025
State Street Corp.	62,775	5,843,725
T. Rowe Price Group, Inc.	41,700	4,840,953

		118,667,234

Chemicals — 1.8%
Air Products & Chemicals, Inc.	37,200	5,793,156
Albemarle Corp.	19,200	1,811,136
CF Industries Holdings, Inc.	39,800	1,767,120
DowDuPont, Inc.	396,268	26,121,987
Eastman Chemical Co.	24,400	2,439,024
Ecolab, Inc.	44,300	6,216,619
FMC Corp.	23,150	2,065,211
International Flavors & Fragrances, Inc.	13,540	1,678,418
LyondellBasell Industries NV (Class A Stock)	55,100	6,052,735
Mosaic Co. (The)	59,100	1,657,755
PPG Industries, Inc.	43,500	4,512,255
Praxair, Inc.	48,800	7,717,720
Sherwin-Williams Co. (The)	14,000	5,705,980

		73,539,116

Commercial Services & Supplies — 0.3%
Cintas Corp.	14,800	2,739,036
Republic Services, Inc.	38,035	2,600,073
Stericycle, Inc.*	14,500	946,705
Waste Management, Inc.	68,030	5,533,560

		11,819,374

Communications Equipment — 1.0%
Cisco Systems, Inc.	805,875	34,676,801
F5 Networks, Inc.*	10,600	1,827,970
Juniper Networks, Inc.	57,700	1,582,134
Motorola Solutions, Inc.	27,827	3,238,228

		41,325,133

Construction & Engineering — 0.1%
Fluor Corp.	23,700	1,156,086
Jacobs Engineering Group, Inc.	20,900	1,326,941
Quanta Services, Inc.*	26,200	875,080

		3,358,107

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	10,800	2,411,964
Vulcan Materials Co.	22,700	2,929,662

		5,341,626

Consumer Finance — 0.7%
American Express Co.	122,200	11,975,600
Capital One Financial Corp.	82,469	7,578,901
Discover Financial Services	60,205	4,239,034
Synchrony Financial	121,330	4,049,996

		27,843,531

COMMON STOCKS (continued)	Shares	Value
Containers & Packaging — 0.3%
Avery Dennison Corp.	14,900	$1,521,290
Ball Corp.	59,100	2,101,005
International Paper Co.	70,167	3,654,298
Packaging Corp. of America	16,100	1,799,819
Sealed Air Corp.	28,620	1,214,919
WestRock Co.	43,561	2,483,848

		12,775,179

Distributors — 0.1%
Genuine Parts Co.	25,325	2,324,582
LKQ Corp.*	53,200	1,697,080

		4,021,662

Diversified Consumer Services — 0.0%
H&R Block, Inc.(a)	35,900	817,802

Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc. (Class B Stock)*	326,460	60,933,759
Jefferies Financial Group, Inc.	51,700	1,175,658

		62,109,417

Diversified Telecommunication Services — 1.9%
AT&T, Inc.	1,230,271	39,504,003
CenturyLink, Inc.	163,843	3,054,033
Verizon Communications, Inc.	700,538	35,244,067

		77,802,103

Electric Utilities — 1.8%
Alliant Energy Corp.	39,700	1,680,104
American Electric Power Co., Inc.	84,040	5,819,770
Duke Energy Corp.	119,348	9,438,040
Edison International	55,400	3,505,158
Entergy Corp.	30,900	2,496,411
Evergy, Inc.	41,000	2,302,150
Eversource Energy	53,700	3,147,357
Exelon Corp.	164,473	7,006,550
FirstEnergy Corp.	75,380	2,706,896
NextEra Energy, Inc.	79,875	13,341,521
PG&E Corp.	87,500	3,724,000
Pinnacle West Capital Corp.	19,000	1,530,640
PPL Corp.	116,100	3,314,655
Southern Co. (The)	171,700	7,951,427
Xcel Energy, Inc.	86,295	3,941,955

		71,906,634

Electrical Equipment — 0.5%
AMETEK, Inc.	39,500	2,850,320
Eaton Corp. PLC	74,961	5,602,585
Emerson Electric Co.	108,100	7,474,034
Rockwell Automation, Inc.	21,920	3,643,762

		19,570,701

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	52,100	4,540,515
Corning, Inc.	144,100	3,964,191
FLIR Systems, Inc.	24,100	1,252,477

SEE NOTES TO FINANCIAL STATEMENTS.

A159

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Electronic Equipment, Instruments & Components (continued)
IPG Photonics Corp.*	6,200	$1,367,906
TE Connectivity Ltd.	59,900	5,394,594

		16,519,683

Energy Equipment & Services — 0.8%
Baker Hughes a GE Co.	72,048	2,379,745
Halliburton Co.	148,500	6,691,410
Helmerich & Payne, Inc.(a)	18,900	1,205,064
National Oilwell Varco, Inc.(a)	64,400	2,794,960
Schlumberger Ltd.	234,898	15,745,213
TechnipFMC PLC (United Kingdom)	74,200	2,355,108

		31,171,500

Equity Real Estate Investment Trusts (REITs) — 2.7%
Alexandria Real Estate Equities, Inc.(a)	17,400	2,195,358
American Tower Corp.	74,000	10,668,580
Apartment Investment & Management Co. (Class A Stock)	27,374	1,157,920
AvalonBay Communities, Inc.	23,418	4,025,320
Boston Properties, Inc.	26,500	3,323,630
Crown Castle International Corp.	69,300	7,471,926
Digital Realty Trust, Inc.(a)	34,900	3,894,142
Duke Realty Corp.	60,500	1,756,315
Equinix, Inc.	13,355	5,741,181
Equity Residential	62,500	3,980,625
Essex Property Trust, Inc.	11,370	2,718,226
Extra Space Storage, Inc.	21,400	2,135,934
Federal Realty Investment Trust	12,400	1,569,220
GGP, Inc.	106,000	2,165,580
HCP, Inc.	79,600	2,055,272
Host Hotels & Resorts, Inc.	124,626	2,625,870
Iron Mountain, Inc.(a)	47,830	1,674,528
Kimco Realty Corp.(a)	71,800	1,219,882
Macerich Co. (The)(a)	18,400	1,045,672
Mid-America Apartment Communities, Inc.	19,500	1,963,065
Prologis, Inc.	90,328	5,933,646
Public Storage(a)	25,650	5,818,959
Realty Income Corp.	47,900	2,576,541
Regency Centers Corp.	25,300	1,570,624
SBA Communications Corp.*(a)	19,830	3,274,330
Simon Property Group, Inc.	52,861	8,996,414
SL Green Realty Corp.(a)	15,400	1,548,162
UDR, Inc.	45,600	1,711,824
Ventas, Inc.	60,704	3,457,093
Vornado Realty Trust(a)	29,457	2,177,461
Welltower, Inc.	63,000	3,949,470
Weyerhaeuser Co.	128,930	4,700,788

		109,103,558

Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	74,522	15,573,608
Kroger Co. (The)	137,400	3,909,030
Sysco Corp.	81,700	5,579,293
Walgreens Boots Alliance, Inc.	144,600	8,678,169
Walmart, Inc.	246,400	21,104,160

		54,844,260

COMMON STOCKS (continued)	Shares	Value
Food Products — 1.1%
Archer-Daniels-Midland Co.	95,638	$4,383,090
Campbell Soup Co.(a)	33,200	1,345,928
Conagra Brands, Inc.	68,200	2,436,786
General Mills, Inc.	96,800	4,284,368
Hershey Co. (The)	23,900	2,224,134
Hormel Foods Corp.(a)	46,300	1,722,823
J.M. Smucker Co. (The)(a)	19,600	2,106,608
Kellogg Co.	42,800	2,990,436
Kraft Heinz Co. (The)	101,237	6,359,708
McCormick & Co., Inc.(a)	20,400	2,368,236
Mondelez International, Inc. (Class A Stock)	253,111	10,377,551
Tyson Foods, Inc. (Class A Stock)	50,500	3,476,925

		44,076,593

Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	297,425	18,139,951
ABIOMED, Inc.*	6,500	2,658,825
Align Technology, Inc.*	12,300	4,208,322
Baxter International, Inc.	84,600	6,246,864
Becton, Dickinson & Co.	45,349	10,863,806
Boston Scientific Corp.*	233,899	7,648,497
Cooper Cos., Inc. (The)	8,430	1,984,844
Danaher Corp.	104,100	10,272,588
DENTSPLY SIRONA, Inc.	39,300	1,720,161
Edwards Lifesciences Corp.*	35,750	5,204,127
Hologic, Inc.*	47,400	1,884,150
IDEXX Laboratories, Inc.*	15,000	3,269,100
Intuitive Surgical, Inc.*	19,150	9,162,892
Medtronic PLC	230,028	19,692,697
ResMed, Inc.(a)	24,200	2,506,636
Stryker Corp.	54,700	9,236,642
Varian Medical Systems, Inc.*	15,800	1,796,776
Zimmer Biomet Holdings, Inc.	34,786	3,876,552

		120,373,430

Health Care Providers & Services — 3.1%
Aetna, Inc.	55,457	10,176,360
AmerisourceBergen Corp.	27,800	2,370,506
Anthem, Inc.	43,400	10,330,502
Cardinal Health, Inc.	53,075	2,591,652
Centene Corp.*	33,600	4,139,856
Cigna Corp.	41,180	6,998,541
CVS Health Corp.	172,038	11,070,645
DaVita, Inc.*	24,900	1,729,056
Envision Healthcare Corp.*	20,500	902,205
Express Scripts Holding Co.*	96,026	7,414,167
HCA Healthcare, Inc.	47,900	4,914,540
Henry Schein, Inc.*	26,500	1,924,960
Humana, Inc.	23,470	6,985,376
Laboratory Corp. of America Holdings*	17,400	3,123,822
McKesson Corp.	35,207	4,696,614
Quest Diagnostics, Inc.	23,300	2,561,602
UnitedHealth Group, Inc.	164,300	40,309,362
Universal Health Services, Inc. (Class B Stock)	15,100	1,682,744

		123,922,510

SEE NOTES TO FINANCIAL STATEMENTS.

A160

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Health Care Technology — 0.1%
Cerner Corp.*	53,700	$3,210,723

Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	68,900	3,948,659
Chipotle Mexican Grill, Inc.*	4,320	1,863,518
Darden Restaurants, Inc.	21,050	2,253,613
Hilton Worldwide Holdings, Inc.	46,600	3,688,856
Marriott International, Inc. (Class A Stock)	51,123	6,472,172
McDonald’s Corp.	134,860	21,131,214
MGM Resorts International	86,500	2,511,095
Norwegian Cruise Line Holdings Ltd.*	34,800	1,644,300
Royal Caribbean Cruises Ltd.	29,200	3,025,120
Starbucks Corp.	234,600	11,460,210
Wynn Resorts Ltd.	13,800	2,309,292
Yum! Brands, Inc.	56,800	4,442,896

		64,750,945

Household Durables — 0.3%
D.R. Horton, Inc.	58,300	2,390,300
Garmin Ltd.	18,800	1,146,800
Leggett & Platt, Inc.(a)	22,700	1,013,328
Lennar Corp. (Class A Stock)	46,400	2,436,000
Mohawk Industries, Inc.*	10,900	2,335,543
Newell Brands, Inc.	80,849	2,085,096
PulteGroup, Inc.	45,185	1,299,069
Whirlpool Corp.(a)	10,967	1,603,704

		14,309,840

Household Products — 1.3%
Church & Dwight Co., Inc.	41,500	2,206,140
Clorox Co. (The)	22,300	3,016,075
Colgate-Palmolive Co.	148,100	9,598,361
Kimberly-Clark Corp.	59,688	6,287,534
Procter & Gamble Co. (The)	427,076	33,337,552

		54,445,662

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	110,400	1,480,464
NRG Energy, Inc.	50,700	1,556,490

		3,036,954

Industrial Conglomerates — 1.6%
3M Co.	101,070	19,882,490
General Electric Co.	1,473,347	20,052,253
Honeywell International, Inc.	127,650	18,387,983
Roper Technologies, Inc.	17,500	4,828,425

		63,151,151

Insurance — 2.2%
Aflac, Inc.	131,900	5,674,338
Allstate Corp. (The)	60,288	5,502,486
American International Group, Inc.	152,329	8,076,484
Aon PLC	42,025	5,764,569
Arthur J. Gallagher & Co.	30,700	2,004,096
Assurant, Inc.	9,100	941,759
Brighthouse Financial, Inc.*	16,772	672,054
Chubb Ltd.	78,830	10,012,987
Cincinnati Financial Corp.	25,528	1,706,802

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
Everest Re Group Ltd.	7,000	$1,613,360
Hartford Financial Services Group, Inc. (The)	61,200	3,129,156
Lincoln National Corp.	36,863	2,294,722
Loews Corp.	46,026	2,222,135
Marsh & McLennan Cos., Inc.	86,300	7,074,011
MetLife, Inc.	176,500	7,695,400
Principal Financial Group, Inc.	45,700	2,419,815
Progressive Corp. (The)	98,700	5,838,105
Torchmark Corp.	18,375	1,495,909
Travelers Cos., Inc. (The)	46,398	5,676,331
Unum Group	37,456	1,385,497
Willis Towers Watson PLC	22,500	3,411,000
XL Group Ltd. (Bermuda)	44,200	2,472,990

		87,084,006

Internet & Direct Marketing Retail — 4.1%
Amazon.com, Inc.*	68,230	115,977,354
Booking Holdings, Inc.*	8,350	16,926,201
Expedia Group, Inc.(a)	20,800	2,499,952
Netflix, Inc.*	73,690	28,844,477
TripAdvisor, Inc.*(a)	18,200	1,013,922

		165,261,906

Internet Software & Services — 5.2%
Akamai Technologies, Inc.*	29,400	2,152,962
Alphabet, Inc. (Class A Stock)*	50,719	57,271,388
Alphabet, Inc. (Class C Stock)*	51,720	57,701,418
eBay, Inc.*	160,200	5,808,852
Facebook, Inc. (Class A Stock)*	406,920	79,072,694
Twitter, Inc.*	105,000	4,585,350
VeriSign, Inc.*	15,400	2,116,268

		208,708,932

IT Services — 4.4%
Accenture PLC (Class A Stock)	106,700	17,455,053
Alliance Data Systems Corp.	8,310	1,937,892
Automatic Data Processing, Inc.	75,300	10,100,742
Broadridge Financial Solutions, Inc.	17,500	2,014,250
Cognizant Technology Solutions Corp. (Class A Stock)	99,800	7,883,202
DXC Technology Co.	48,350	3,897,494
Fidelity National Information Services, Inc.	56,500	5,990,695
Fiserv, Inc.*	70,400	5,215,936
FleetCor Technologies, Inc.*	13,600	2,864,840
Gartner, Inc.*	15,300	2,033,370
Global Payments, Inc.	27,100	3,021,379
International Business Machines Corp.	145,425	20,315,872
Mastercard, Inc. (Class A Stock)	156,400	30,735,728
Paychex, Inc.	53,950	3,687,483
PayPal Holdings, Inc.*	190,000	15,821,300
Total System Services, Inc.	27,993	2,365,968
Visa, Inc. (Class A Stock)(a)	305,400	40,450,230
Western Union Co. (The)	77,404	1,573,623

		177,365,057

SEE NOTES TO FINANCIAL STATEMENTS.

A161

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Leisure Products — 0.1%
Hasbro, Inc.	19,450	$1,795,430
Mattel, Inc.(a)	57,281	940,554

		2,735,984

Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	54,782	3,387,719
Illumina, Inc.*	25,000	6,982,250
IQVIA Holdings, Inc.*	24,700	2,465,554
Mettler-Toledo International, Inc.*	4,320	2,499,681
PerkinElmer, Inc.	18,600	1,362,078
Thermo Fisher Scientific, Inc.	68,400	14,168,376
Waters Corp.*	13,400	2,594,106

		33,459,764

Machinery — 1.5%
Caterpillar, Inc.	101,500	13,770,505
Cummins, Inc.	26,700	3,551,100
Deere & Co.	54,750	7,654,050
Dover Corp.	26,300	1,925,160
Flowserve Corp.(a)	22,500	909,000
Fortive Corp.	52,100	4,017,431
Illinois Tool Works, Inc.	52,175	7,228,324
Ingersoll-Rand PLC	42,800	3,840,444
PACCAR, Inc.	60,128	3,725,531
Parker-Hannifin Corp.	22,787	3,551,354
Pentair PLC (United Kingdom)	28,707	1,207,991
Snap-on, Inc.(a)	9,900	1,591,128
Stanley Black & Decker, Inc.	25,935	3,444,427
Xylem, Inc.	30,400	2,048,352

		58,464,797

Media — 2.2%
CBS Corp. (Class B Stock)	58,968	3,315,181
Charter Communications, Inc. (Class A Stock)*(a)	31,680	9,288,893
Comcast Corp. (Class A Stock)	786,592	25,808,084
Discovery, Inc. (Class A Stock)*(a)	26,300	723,250
Discovery, Inc. (Class C Stock)*	52,900	1,348,950
DISH Network Corp. (Class A Stock)*	38,600	1,297,346
Interpublic Group of Cos., Inc. (The)	64,462	1,510,989
News Corp. (Class A Stock)	63,625	986,187
News Corp. (Class B Stock)	19,300	305,905
Omnicom Group, Inc.(a)	39,500	3,012,665
Twenty-First Century Fox, Inc. (Class A Stock)	178,700	8,879,603
Twenty-First Century Fox, Inc. (Class B Stock)	73,800	3,636,126
Viacom, Inc. (Class B Stock)	58,743	1,771,689
Walt Disney Co. (The)	254,576	26,682,111

		88,566,979

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	228,612	3,945,843
Newmont Mining Corp.	90,803	3,424,181
Nucor Corp.	54,400	3,400,000

		10,770,024

COMMON STOCKS (continued)	Shares	Value
Multiline Retail — 0.5%
Dollar General Corp.	43,900	$4,328,540
Dollar Tree, Inc.*	40,647	3,454,995
Kohl’s Corp.	28,500	2,077,650
Macy’s, Inc.	51,620	1,932,137
Nordstrom, Inc.(a)	20,000	1,035,600
Target Corp.	90,768	6,909,260

		19,738,182

Multi-Utilities — 0.9%
Ameren Corp.	41,500	2,525,275
CenterPoint Energy, Inc.	72,810	2,017,565
CMS Energy Corp.	47,800	2,259,984
Consolidated Edison, Inc.	52,900	4,125,142
Dominion Energy, Inc.	109,884	7,491,891
DTE Energy Co.	30,600	3,171,078
NiSource, Inc.	57,700	1,516,356
Public Service Enterprise Group, Inc.	85,900	4,650,626
SCANA Corp.	24,300	936,036
Sempra Energy	42,754	4,964,167
WEC Energy Group, Inc.	53,876	3,483,084

		37,141,204

Oil, Gas & Consumable Fuels — 5.4%
Anadarko Petroleum Corp.	87,426	6,403,954
Andeavor	24,200	3,174,556
Apache Corp.	64,550	3,017,712
Cabot Oil & Gas Corp.	78,000	1,856,400
Chevron Corp.	324,362	41,009,088
Cimarex Energy Co.	16,600	1,688,884
Concho Resources, Inc.*(a)	25,600	3,541,760
ConocoPhillips	199,929	13,919,057
Devon Energy Corp.	89,700	3,943,212
EOG Resources, Inc.	98,200	12,219,026
EQT Corp.	41,600	2,295,488
Exxon Mobil Corp.	718,304	59,425,290
Hess Corp.	45,275	3,028,445
HollyFrontier Corp.	25,200	1,724,436
Kinder Morgan, Inc.	320,643	5,665,762
Marathon Oil Corp.	142,994	2,982,855
Marathon Petroleum Corp.	80,794	5,668,507
Newfield Exploration Co.*	34,400	1,040,600
Noble Energy, Inc.	82,700	2,917,656
Occidental Petroleum Corp.	130,200	10,895,136
ONEOK, Inc.	69,940	4,883,910
Phillips 66	71,464	8,026,122
Pioneer Natural Resources Co.	29,000	5,487,960
Valero Energy Corp.	73,800	8,179,254
Williams Cos., Inc. (The)	140,400	3,806,244

		216,801,314

Personal Products — 0.2%
Coty, Inc. (Class A Stock)(a)	77,800	1,096,980
Estee Lauder Cos., Inc. (The) (Class A Stock)	38,100	5,436,489

		6,533,469

Pharmaceuticals — 4.3%
Allergan PLC	56,956	9,495,704

SEE NOTES TO FINANCIAL STATEMENTS.

A162

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals (continued)
Bristol-Myers Squibb Co.	276,840	$15,320,326
Eli Lilly & Co.	163,500	13,951,455
Johnson & Johnson	455,196	55,233,483
Merck & Co., Inc.	457,603	27,776,502
Mylan NV*	87,600	3,165,864
Nektar Therapeutics*(a)	25,700	1,254,931
Perrigo Co. PLC	22,700	1,655,057
Pfizer, Inc.	999,623	36,266,322
Zoetis, Inc.	82,900	7,062,251

		171,181,895

Professional Services — 0.3%
Equifax, Inc.	20,500	2,564,755
IHS Markit Ltd.*	61,700	3,183,103
Nielsen Holdings PLC(a)	57,100	1,766,103
Robert Half International, Inc.	21,600	1,406,160
Verisk Analytics, Inc.*	26,400	2,841,696

		11,761,817

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	51,100	2,439,514

Road & Rail — 1.0%
CSX Corp.	151,072	9,635,372
J.B. Hunt Transport Services, Inc.	14,600	1,774,630
Kansas City Southern	17,500	1,854,300
Norfolk Southern Corp.	48,100	7,256,847
Union Pacific Corp.	133,000	18,843,440

		39,364,589

Semiconductors & Semiconductor Equipment — 3.9%
Advanced Micro Devices, Inc.*(a)	139,200	2,086,608
Analog Devices, Inc.	62,823	6,025,982
Applied Materials, Inc.	172,500	7,967,775
Broadcom, Inc.	69,360	16,829,510
Intel Corp.	794,200	39,479,682
KLA-Tencor Corp.	26,900	2,758,057
Lam Research Corp.(a)	27,600	4,770,660
Microchip Technology, Inc.(a)	40,000	3,638,000
Micron Technology, Inc.*	196,000	10,278,240
NVIDIA Corp.	103,050	24,412,545
Qorvo, Inc.*	21,886	1,754,601
QUALCOMM, Inc.	251,150	14,094,538
Skyworks Solutions, Inc.	31,000	2,996,150
Texas Instruments, Inc.	167,000	18,411,750
Xilinx, Inc.	43,100	2,812,706

		158,316,804

Software — 5.9%
Activision Blizzard, Inc.	129,200	9,860,544
Adobe Systems, Inc.*	83,475	20,352,040
ANSYS, Inc.*	14,500	2,525,610
Autodesk, Inc.*	37,370	4,898,833
CA, Inc.	52,473	1,870,662
Cadence Design Systems, Inc.*	48,000	2,078,880
Citrix Systems, Inc.*	22,100	2,316,964
Electronic Arts, Inc.*	52,200	7,361,244
Intuit, Inc.	41,300	8,437,797
Microsoft Corp.	1,304,800	128,666,328

COMMON STOCKS (continued)	Shares	Value
Software (continued)
Oracle Corp.	512,795	$22,593,748
Red Hat, Inc.*	30,300	4,071,411
salesforce.com, Inc.*	117,800	16,067,920
Symantec Corp.	105,211	2,172,607
Synopsys, Inc.*	25,600	2,190,592
Take-Two Interactive Software, Inc.*	18,300	2,165,988

		237,631,168

Specialty Retail — 2.3%
Advance Auto Parts, Inc.	12,560	1,704,392
AutoZone, Inc.*	4,710	3,160,080
Best Buy Co., Inc.	43,025	3,208,805
CarMax, Inc.*(a)	30,800	2,244,396
Foot Locker, Inc.	20,900	1,100,385
Gap, Inc. (The)	37,187	1,204,487
Home Depot, Inc. (The)	196,269	38,292,082
L Brands, Inc.(a)	42,296	1,559,876
Lowe’s Cos., Inc.	139,625	13,343,961
O’Reilly Automotive, Inc.*	14,300	3,912,051
Ross Stores, Inc.	65,000	5,508,750
Tiffany & Co.	17,300	2,276,680
TJX Cos., Inc. (The)	107,600	10,241,368
Tractor Supply Co.	21,200	1,621,588
Ulta Beauty, Inc.*	10,000	2,334,600

		91,713,501

Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.	836,315	154,810,270
Hewlett Packard Enterprise Co.	265,366	3,876,997
HP, Inc.	277,866	6,304,779
NetApp, Inc.	45,600	3,580,968
Seagate Technology PLC	48,600	2,744,442
Western Digital Corp.	50,868	3,937,692
Xerox Corp.	36,002	864,048

		176,119,196

Textiles, Apparel & Luxury Goods — 0.8%
Hanesbrands, Inc.(a)	59,300	1,305,786
Michael Kors Holdings Ltd.*	26,400	1,758,240
NIKE, Inc. (Class B Stock)	218,900	17,441,952
PVH Corp.	13,300	1,991,276
Ralph Lauren Corp.	9,500	1,194,340
Tapestry, Inc.	48,800	2,279,448
Under Armour, Inc. (Class A Stock)*(a)	31,200	701,376
Under Armour, Inc. (Class C Stock)*(a)	30,603	645,111
VF Corp.	55,744	4,544,251

		31,861,780

Tobacco — 1.0%
Altria Group, Inc.	322,900	18,337,491
Philip Morris International, Inc.	263,600	21,283,064

		39,620,555

Trading Companies & Distributors — 0.2%
Fastenal Co.(a)	48,750	2,346,338
United Rentals, Inc.*	14,500	2,140,490
W.W. Grainger, Inc.	8,720	2,689,248

		7,176,076

SEE NOTES TO FINANCIAL STATEMENTS.

A163

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Water Utilities — 0.1%
American Water Works Co., Inc.	30,800	$2,629,704

TOTAL COMMON STOCKS (cost $1,195,150,277)		3,909,184,786

EXCHANGE TRADED FUND — 0.2%
iShares Core S&P 500 ETF(a) (cost $8,739,115)	34,300	9,365,615

TOTAL LONG-TERM INVESTMENTS (cost $1,203,889,392)		3,918,550,401

SHORT-TERM INVESTMENTS — 5.5%
AFFILIATED MUTUAL FUNDS — 5.4%
PGIM Core Ultra Short Bond Fund(w)	84,804,076	84,804,076
PGIM Institutional Money Market Fund (cost $129,499,185; includes $129,253,107 of cash collateral for securities on loan)(b)(w)	129,505,212	129,518,162

TOTAL AFFILIATED MUTUAL FUNDS (cost $214,303,261)		214,322,238

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills 1.890% (cost $4,182,455)	09/20/18	4,200	4,182,500

TOTAL SHORT-TERM INVESTMENTS (cost $218,485,716)			218,504,738

TOTAL INVESTMENTS — 103.1% (cost $1,422,375,108)			4,137,055,139
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (3.1)%			(123,460,762)

NET ASSETS — 100.0%			$4,013,594,377

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $126,097,682; cash collateral of $129,253,107 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
160	S&P 500 E-Mini Index	Sep. 2018	$21,772,800	$(513,900)
102	S&P 500 Index	Sep. 2018	69,400,800	(1,579,507)

				$(2,093,407)

A security with a market value of $4,182,500 has been segregated with UBS AG to cover requirements for open future contracts at June 30, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

A164

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$104,815,617	$—	$—
Air Freight & Logistics	26,136,453	—	—
Airlines	17,019,154	—	—
Auto Components	6,530,817	—	—
Automobiles	16,947,952	—	—
Banks	240,917,272	—	—
Beverages	69,579,864	—	—
Biotechnology	99,607,324	—	—
Building Products	11,367,688	—	—
Capital Markets	118,667,234	—	—
Chemicals	73,539,116	—	—
Commercial Services & Supplies	11,819,374	—	—
Communications Equipment	41,325,133	—	—
Construction & Engineering	3,358,107	—	—
Construction Materials	5,341,626	—	—
Consumer Finance	27,843,531	—	—
Containers & Packaging	12,775,179	—	—
Distributors	4,021,662	—	—
Diversified Consumer Services	817,802	—	—
Diversified Financial Services	62,109,417	—	—
Diversified Telecommunication Services	77,802,103	—	—
Electric Utilities	71,906,634	—	—
Electrical Equipment	19,570,701	—	—
Electronic Equipment, Instruments & Components	16,519,683	—	—
Energy Equipment & Services	31,171,500	—	—
Equity Real Estate Investment Trusts (REITs)	109,103,558	—	—
Food & Staples Retailing	54,844,260	—	—
Food Products	44,076,593	—	—
Health Care Equipment & Supplies	120,373,430	—	—
Health Care Providers & Services	123,922,510	—	—
Health Care Technology	3,210,723	—	—
Hotels, Restaurants & Leisure	64,750,945	—	—
Household Durables	14,309,840	—	—
Household Products	54,445,662	—	—
Independent Power & Renewable Electricity Producers	3,036,954	—	—
Industrial Conglomerates	63,151,151	—	—
Insurance	87,084,006	—	—
Internet & Direct Marketing Retail	165,261,906	—	—
Internet Software & Services	208,708,932	—	—
IT Services	177,365,057	—	—
Leisure Products	2,735,984	—	—
Life Sciences Tools & Services	33,459,764	—	—
Machinery	58,464,797	—	—
Media	88,566,979	—	—
Metals & Mining	10,770,024	—	—
Multiline Retail	19,738,182	—	—
Multi-Utilities	37,141,204	—	—
Oil, Gas & Consumable Fuels	216,801,314	—	—
Personal Products	6,533,469	—	—
Pharmaceuticals	171,181,895	—	—
Professional Services	11,761,817	—	—
Real Estate Management & Development	2,439,514	—	—
Road & Rail	39,364,589	—	—
Semiconductors & Semiconductor Equipment	158,316,804	—	—
Software	237,631,168	—	—
Specialty Retail	91,713,501	—	—
Technology Hardware, Storage & Peripherals	176,119,196	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A165

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Textiles, Apparel & Luxury Goods	$31,861,780	$—	$—
Tobacco	39,620,555	—	—
Trading Companies & Distributors	7,176,076	—	—
Water Utilities	2,629,704	—	—
Exchange Traded Fund	9,365,615	—	—
Affiliated Mutual Funds	214,322,238	—	—
U.S. Treasury Obligation	—	4,182,500	—
Other Financial Instruments*
Futures Contracts	(2,093,407)	—	—

Total	$4,130,779,232	$4,182,500	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Banks	6.0%
Software	5.9
Oil, Gas & Consumable Fuels	5.4
Affiliated Mutual Funds (3.2% represents investments purchased with collateral from securities on loan)	5.4
Internet Software & Services	5.2
IT Services	4.4
Technology Hardware, Storage & Peripherals	4.4
Pharmaceuticals	4.3
Internet & Direct Marketing Retail	4.1
Semiconductors & Semiconductor Equipment	3.9
Health Care Providers & Services	3.1
Health Care Equipment & Supplies	3.0
Capital Markets	3.0
Equity Real Estate Investment Trusts (REITs)	2.7
Aerospace & Defense	2.6
Biotechnology	2.5
Specialty Retail	2.3
Media	2.2
Insurance	2.2
Diversified Telecommunication Services	1.9
Chemicals	1.8
Electric Utilities	1.8
Beverages	1.7
Hotels, Restaurants & Leisure	1.6
Industrial Conglomerates	1.6
Diversified Financial Services	1.5
Machinery	1.5
Food & Staples Retailing	1.4
Household Products	1.3
Food Products	1.1
Communications Equipment	1.0
Tobacco	1.0
Road & Rail	1.0
Multi-Utilities	0.9
Life Sciences Tools & Services	0.8

Textiles, Apparel & Luxury Goods	0.8%
Energy Equipment & Services	0.8
Consumer Finance	0.7
Air Freight & Logistics	0.6
Multiline Retail	0.5
Electrical Equipment	0.5
Airlines	0.4
Automobiles	0.4
Electronic Equipment, Instruments & Components	0.4
Household Durables	0.3
Containers & Packaging	0.3
Commercial Services & Supplies	0.3
Professional Services	0.3
Building Products	0.3
Metals & Mining	0.3
Exchange Traded Fund	0.2
Trading Companies & Distributors	0.2
Personal Products	0.2
Auto Components	0.2
Construction Materials	0.1
U.S. Treasury Obligation	0.1
Distributors	0.1
Construction & Engineering	0.1
Health Care Technology	0.1
Independent Power & Renewable Electricity Producers	0.1
Leisure Products	0.1
Water Utilities	0.1
Real Estate Management & Development	0.1
Diversified Consumer Services	0.0 *

103.1
Liabilities in excess of other assets	(3.1)

100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A166

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Due from/to broker — variation margin futures	$2,093,407	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$4,011,610

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(2,508,235)

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts- Long Positions(1)
$82,284,550

(1)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$126,097,682	$(126,097,682)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A167

STOCK INDEX PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

as of June 30, 2018

ASSETS
Investments at value, including securities on loan of $126,097,682:
Unaffiliated investments (cost $1,208,071,847)	$3,922,732,901
Affiliated investments (cost $214,303,261)	214,322,238
Cash	22,732
Receivable for investments sold	4,233,459
Dividends receivable	3,278,145
Due from broker-variation margin futures	70,350
Receivable for Series shares sold	11,074
Prepaid expenses	3,761

Total Assets	4,144,674,660

LIABILITIES
Payable to broker for collateral for securities on loan	129,253,107
Management fee payable	1,002,017
Payable for Series shares repurchased	478,389
Accrued expenses and other liabilities	345,790
Affiliated transfer agent fee payable	980

Total Liabilities	131,080,283

NET ASSETS	$4,013,594,377

Net assets were comprised of:
Partners Equity	$4,013,594,377

Net asset value and redemption price per share $4,013,594,377 / 65,916,938 outstanding shares of beneficial interest	$60.89

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $10 foreign withholding tax)	$37,085,517
Affiliated dividend income	734,865
Income from securities lending, net (including affiliated income of $172,914)	175,531
Interest income	33,590

Total income	38,029,503

EXPENSES
Management fee	5,987,395
Custodian and accounting fees	119,603
Shareholders’ reports	60,980
Trustees’ fees	23,189
Audit fee	12,212
Legal fees and expenses	10,080
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	34,957

Total expenses	6,253,713

NET INVESTMENT INCOME (LOSS)	31,775,790

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(6,132))	40,144,682
Futures transactions	4,011,610

44,156,292

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $18,977)	27,633,630
Futures	(2,508,235)

25,125,395

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	69,281,687

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$101,057,477

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$31,775,790	$61,230,148
Net realized gain (loss) on investment transactions	44,156,292	53,386,531
Net change in unrealized appreciation (depreciation) on investments	25,125,395	589,671,144

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	101,057,477	704,287,823

DISTRIBUTIONS	—	(129,595,196)

SERIES SHARE TRANSACTIONS
Series shares sold [2,482,029 and 2,742,922 shares, respectively]	148,502,436	149,785,094
Series shares issued in reinvestment of distributions [0 and 2,421,435 shares, respectively]	—	129,595,196
Series shares repurchased [2,715,167 and 4,202,101 shares, respectively]	(164,252,124)	(230,911,603)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(15,749,688)	48,468,687

TOTAL INCREASE (DECREASE)	85,307,789	623,161,314
NET ASSETS:
Beginning of period	3,928,286,588	3,305,125,274

End of period	$4,013,594,377	$3,928,286,588

SEE NOTES TO FINANCIAL STATEMENTS.

A168

VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 3.7%
Boeing Co. (The)	79,195	$26,570,714
United Technologies Corp.	200,424	25,059,013

		51,629,727

Air Freight & Logistics — 1.3%
FedEx Corp.	77,352	17,563,545

Banks — 15.4%
Bank of America Corp.	1,411,284	39,784,096
BB&T Corp.	520,288	26,243,327
Citigroup, Inc.	390,585	26,137,948
JPMorgan Chase & Co.	611,296	63,697,043
PNC Financial Services Group, Inc. (The)	222,185	30,017,194
SunTrust Banks, Inc.	158,868	10,488,465
Wells Fargo & Co.	340,939	18,901,658

		215,269,731

Building Products — 0.9%
Johnson Controls International PLC	385,234	12,886,077

Capital Markets — 1.3%
Goldman Sachs Group, Inc. (The)	81,459	17,967,412

Chemicals — 3.0%
DowDuPont, Inc.	330,167	21,764,608
FMC Corp.	222,189	19,821,481

		41,586,089

Communications Equipment — 1.9%
Cisco Systems, Inc.	634,691	27,310,754

Consumer Finance — 3.2%
Capital One Financial Corp.	264,488	24,306,447
SLM Corp.*	1,727,811	19,783,436

		44,089,883

Containers & Packaging — 1.2%
Sealed Air Corp.	380,791	16,164,578

Electric Utilities — 4.2%
American Electric Power Co., Inc.	426,768	29,553,684
Exelon Corp.	694,735	29,595,711

		59,149,395

Electrical Equipment — 1.9%
Eaton Corp. PLC	166,702	12,459,308
Emerson Electric Co.	205,302	14,194,580

		26,653,888

Electronic Equipment, Instruments & Components — 1.2%
Flex Ltd.*	1,215,465	17,150,211

Energy Equipment & Services — 1.2%
Halliburton Co.	367,871	16,576,267

Equity Real Estate Investment Trusts (REITs) — 2.1%
American Campus Communities, Inc.	249,237	10,687,282
American Tower Corp.	132,904	19,160,770

		29,848,052

COMMON STOCKS (continued)	Shares	Value
Food & Staples Retailing — 1.9%
Walmart, Inc.	306,505	$26,252,153

Food Products — 3.0%
Conagra Brands, Inc.(a)	585,029	20,903,086
Mondelez International, Inc. (Class A Stock)	512,500	21,012,500

		41,915,586

Health Care Equipment & Supplies — 1.5%
Zimmer Biomet Holdings, Inc.	193,199	21,530,097

Health Care Providers & Services — 2.6%
Cigna Corp.	73,115	12,425,894
Laboratory Corp. of America Holdings*	132,858	23,851,997

		36,277,891

Hotels, Restaurants & Leisure — 3.3%
Carnival Corp.	240,055	13,757,552
Hyatt Hotels Corp. (Class A Stock)	195,142	15,055,206
McDonald’s Corp.	108,174	16,949,784

		45,762,542

Household Products — 1.6%
Procter & Gamble Co. (The)	281,448	21,969,831

Insurance — 3.6%
Brighthouse Financial, Inc.*(a)	238,431	9,553,930
Chubb Ltd.	180,259	22,896,498
MetLife, Inc.	405,285	17,670,426

		50,120,854

Internet Software & Services — 2.4%
Alphabet, Inc. (Class A Stock)*	16,207	18,300,782
eBay, Inc.*	436,333	15,821,435

		34,122,217

IT Services — 1.2%
DXC Technology Co.	203,995	16,444,037

Media — 3.8%
Comcast Corp. (Class A Stock)	472,326	15,497,016
Liberty Global PLC (United Kingdom) (Class C Stock)*	596,016	15,859,986
Twenty-First Century Fox, Inc. (Class A Stock)	445,363	22,130,087

		53,487,089

Multi-Utilities — 1.0%
Ameren Corp.	229,919	13,990,571

Oil, Gas & Consumable Fuels — 9.4%
Anadarko Petroleum Corp.	273,897	20,062,955
Chevron Corp.	298,370	37,722,919
Noble Energy, Inc.	438,379	15,466,011
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR(a)	481,672	33,346,153
Suncor Energy, Inc. (Canada)	598,657	24,353,367

		130,951,405

Pharmaceuticals — 8.3%
Allergan PLC	83,722	13,958,132

SEE NOTES TO FINANCIAL STATEMENTS.

A169

VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals (continued)
AstraZeneca PLC (United Kingdom), ADR(a)	480,973	$16,886,962
Bristol-Myers Squibb Co.	328,839	18,197,950
Eli Lilly & Co.	283,660	24,204,708
Merck & Co., Inc.	264,611	16,061,888
Pfizer, Inc.	753,918	27,352,145

		116,661,785

Road & Rail — 1.7%
Union Pacific Corp.	169,399	24,000,450

Semiconductors & Semiconductor Equipment — 2.6%
Broadcom, Inc.	68,100	16,523,784
Texas Instruments, Inc.	179,468	19,786,347

		36,310,131

Software — 2.6%
Microsoft Corp.	201,998	19,919,023
PTC, Inc.*	181,916	17,065,540

		36,984,563

Specialty Retail — 1.0%
Ross Stores, Inc.	164,824	13,968,834

Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	100,225	18,552,650

Textiles, Apparel & Luxury Goods — 1.5%
Tapestry, Inc.	453,875	21,200,501

Wireless Telecommunication Services — 1.4%
Vodafone Group PLC (United Kingdom), ADR	788,357	19,164,959

TOTAL LONG-TERM INVESTMENTS (cost $964,709,313)		1,373,513,755

	Shares	Value
SHORT-TERM INVESTMENTS — 5.4%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	33,488,179	$33,488,179
PGIM Institutional Money Market Fund (cost $41,592,498; includes $41,538,969 of cash collateral for securities on loan)(b)(w)	41,591,193	41,595,352

TOTAL SHORT-TERM INVESTMENTS (cost $75,080,677)		75,083,531

TOTAL INVESTMENTS — 103.6% (cost $1,039,789,990)		1,448,597,286
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(50,338,206)

NET ASSETS — 100.0%		$1,398,259,080

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $40,481,283; cash collateral of $41,538,969 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$51,629,727	$—	$—
Air Freight & Logistics	17,563,545	—	—
Banks	215,269,731	—	—
Building Products	12,886,077	—	—
Capital Markets	17,967,412	—	—
Chemicals	41,586,089	—	—
Communications Equipment	27,310,754	—	—
Consumer Finance	44,089,883	—	—
Containers & Packaging	16,164,578	—	—
Electric Utilities	59,149,395	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A170

VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Electrical Equipment	$26,653,888	$—	$—
Electronic Equipment, Instruments & Components	17,150,211	—	—
Energy Equipment & Services	16,576,267	—	—
Equity Real Estate Investment Trusts (REITs)	29,848,052	—	—
Food & Staples Retailing	26,252,153	—	—
Food Products	41,915,586	—	—
Health Care Equipment & Supplies	21,530,097	—	—
Health Care Providers & Services	36,277,891	—	—
Hotels, Restaurants & Leisure	45,762,542	—	—
Household Products	21,969,831	—	—
Insurance	50,120,854	—	—
Internet Software & Services	34,122,217	—	—
IT Services	16,444,037	—	—
Media	53,487,089	—	—
Multi-Utilities	13,990,571	—	—
Oil, Gas & Consumable Fuels	130,951,405	—	—
Pharmaceuticals	116,661,785	—	—
Road & Rail	24,000,450	—	—
Semiconductors & Semiconductor Equipment	36,310,131	—	—
Software	36,984,563	—	—
Specialty Retail	13,968,834	—	—
Technology Hardware, Storage & Peripherals	18,552,650	—	—
Textiles, Apparel & Luxury Goods	21,200,501	—	—
Wireless Telecommunication Services	19,164,959	—	—
Affiliated Mutual Funds	75,083,531	—	—

Total	$1,448,597,286	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Banks	15.4%
Oil, Gas & Consumable Fuels	9.4
Pharmaceuticals	8.3
Affiliated Mutual Funds (3.0% represents investments purchased with collateral from securities on loan)	5.4
Electric Utilities	4.2
Media	3.8
Aerospace & Defense	3.7
Insurance	3.6
Hotels, Restaurants & Leisure	3.3
Consumer Finance	3.2
Food Products	3.0
Chemicals	3.0
Software	2.6
Semiconductors & Semiconductor Equipment	2.6
Health Care Providers & Services	2.6
Internet Software & Services	2.4
Equity Real Estate Investment Trusts (REITs)	2.1
Communications Equipment	1.9
Electrical Equipment	1.9
Food & Staples Retailing	1.9

Road & Rail	1.7%
Household Products	1.6
Health Care Equipment & Supplies	1.5
Textiles, Apparel & Luxury Goods	1.5
Wireless Telecommunication Services	1.4
Technology Hardware, Storage & Peripherals	1.3
Capital Markets	1.3
Air Freight & Logistics	1.3
Electronic Equipment, Instruments & Components	1.2
Energy Equipment & Services	1.2
IT Services	1.2
Containers & Packaging	1.2
Multi-Utilities	1.0
Specialty Retail	1.0
Building Products	0.9

103.6
Liabilities in excess of other assets	(3.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A171

VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$40,481,283	$(40,481,283)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A172

VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2018

ASSETS
Investments at value, including securities on loan of $40,481,283:
Unaffiliated investments (cost $964,709,313)	$1,373,513,755
Affiliated investments (cost $75,080,677)	75,083,531
Receivable for investments sold	12,467,743
Dividends and interest receivable	1,859,597
Tax reclaim receivable	974,282
Receivable for Series shares sold	4,968
Prepaid expenses	1,467

Total Assets	1,463,905,343

LIABILITIES
Payable to broker for collateral for securities on loan	41,538,969
Payable for investments purchased	22,244,166
Payable to affiliate	779,506
Management fee payable	468,557
Payable for Series shares repurchased	440,816
Accrued expenses and other liabilities	151,734
Payable to custodian	19,151
Distribution fee payable	1,490
Affiliated transfer agent fee payable	980
Administration fee payable	894

Total Liabilities	65,646,263

NET ASSETS	$1,398,259,080

Net assets were comprised of:
Partners Equity	$1,398,259,080

Class I:
Net asset value and redemption price per share, $1,391,139,074 / 44,652,400 outstanding shares of beneficial interest	$31.15

Class II:
Net asset value and redemption price per share, $7,120,006 / 231,963 outstanding shares of beneficial interest	$30.69

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2018

NET INVESTMENT INCOME (LOSS) INCOME
Unaffiliated dividend income (net of $65,497 foreign withholding tax)	$15,305,720
Affiliated dividend income	142,612
Affiliated income from securities lending, net	33,479

Total income	15,481,811

EXPENSES
Management fee	2,894,397
Distribution fee—Class II	9,131
Administration fee—Class II	5,480
Shareholders’ reports	68,964
Custodian and accounting fees	54,486
Audit fee	12,927
Trustees’ fees	11,488
Legal fees and expenses	6,605
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,296
Miscellaneous	17,223

Total expenses	3,085,997

NET INVESTMENT INCOME (LOSS)	12,395,814

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $12,123)	51,516,735
Foreign currency transactions	(9)

51,516,726

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $550)	(87,216,487)
Foreign currencies	(36,616)

(87,253,103)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(35,736,377)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(23,340,563)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$12,395,814	$23,114,259
Net realized gain (loss) on investment and foreign currency transactions	51,516,726	57,849,198
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(87,253,103)	143,044,945

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(23,340,563)	224,008,402

SERIES SHARE TRANSACTIONS
Series shares sold	4,586,102	4,954,620
Series shares repurchased	(70,886,756)	(123,313,323)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(66,300,654)	(118,358,703)

CAPITAL CONTRIBUTIONS	148,496	—

TOTAL INCREASE (DECREASE)	(89,492,721)	105,649,699
NET ASSETS:
Beginning of period	1,487,751,801	1,382,102,102

End of period	$1,398,259,080	$1,487,751,801

SEE NOTES TO FINANCIAL STATEMENTS.

A173

Glossary

SCHEDULE OF INVESTMENTS	as of June 30, 2018

The following abbreviations are used in the preceding Portfolios’ descriptions:

Currency

AUD	Austrailian Dollars
BRL	Brazilian Real
EUR	Euro
GBP	British Pounds
USD	US Dollar
ZAR	South African Rand

Exchange

NYSE	New York Stock Exchange
OTC	Over-the-counter

INDEX

CDS	Credit Derivative Index

OTHER

A	Annual payment frequency for swaps
M	Monthly payment frequency for swaps
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
T	Swap payment upon termination
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
bps	Basis Points
BROIS	Brazil Overnight Index Swap
CAS	Connecticut Avenue Securities
CDS	Credit Default Swaps
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage Backed Securities index
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
GO	General Obligations
HICP	Harmonised Index of Consumer Prices
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
NSA	Non-Seasonally Adjusted
PIK	Payment-in-Kind
PO	Principal Only
PRFC	Preference Shares
REIT(s)	Real Estate Investment Trust(s)
Rfdg.	Refunding
RSP	Savings Shares
S&P	Standard & Poor
STACR	Structured Agency Credit Risk
STRIPS	Separate Trading of Registered Interest and Principle of Securities
TBA	To Be Announced
TIPS	Treasury Inflation - Protected Securities
USAID	United States Agency for International Development
USOIS	United States Overnight Index Swap

A174

NOTES TO FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(Unaudited)

1.	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified open-end management investment company. The Series Fund is composed of seventeen Portfolios (“Portfolios”), each with separate series shares. The information presented in these financial statements pertains to the 13 Portfolios listed below together with their investment objectives. Natural Resources Portfolio is a non-diversified portfolio for purposes of the 1940 Act and may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified portfolio.

Conservative Balanced Portfolio:    Total investment return consistent with a conservatively managed diversified portfolio.

Diversified Bond Portfolio:    High level of income over a longer term while providing reasonable safety of capital.

Equity Portfolio:    Long-term growth of capital.

Flexible Managed Portfolio:    Total return consistent with an aggressively managed diversified portfolio.

Global Portfolio:    Long-term growth of capital.

Government Income Portfolio:    High level of income over the long-term consistent with the preservation of capital.

Government Money Market Portfolio:    Maximum current income consistent with the stability of capital and maintenance of liquidity.

High Yield Bond Portfolio:    High total return.

Jennison Portfolio:    Long-term growth of capital.

Natural Resources Portfolio:    Long-term growth of capital.

Small Capitalization Stock Portfolio:    Long-term growth of capital.

Stock Index Portfolio:    Achieve investment results that generally correspond to the performance of publicly traded common stocks.

Value Portfolio:    Capital appreciation.

2.	Accounting Policies

The Series Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series Fund and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    Each Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Portfolio, including: the Portfolio’s Treasurer (or the Treasurer’s direct reports); and the Portfolio’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

B1

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

The Government Money Market Portfolio values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash

B2

inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, each Portfolio may invest up to 15% of its net assets (the Government Money Market Portfolio may invest up to 5%) in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Board of the Portfolio. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR):    Certain Portfolios purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Portfolios. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Portfolios could lose some or all of their principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are

B3

included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Forward and Cross Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. A Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options:    Certain Portfolios purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. Portfolios may also use options to gain additional market exposure. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

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Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in value of equities, prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Bank Loans:    Each Portfolio may invest in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. Each Portfolio may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, a Portfolio generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Portfolio generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, a Portfolio generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolio may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, a Portfolio will assume the credit risk of both the borrower and the institution selling the participation to the Portfolio.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Forward Rate Agreements:    Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. Certain Portfolios entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements:    Certain Portfolios may enter into credit default, interest rate, total return and other types of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows

B5

based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps:    Certain Portfolios entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Portfolios to interest rate risk.

Credit Default Swaps (“CDS”):    CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps:    Certain Portfolios entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps:    In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a fixed amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. A Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

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Master Netting Arrangements:    The Series Fund, on behalf of certain Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Series Fund, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in a portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/ insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2018, none of the Portfolios have met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights:    Certain Portfolios may hold warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind:    Certain fixed income Portfolios may invest in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest,

B7

computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions:    Certain Portfolios may purchase or sell securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending:    The Portfolios may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Mortgage Dollar Rolls:    Certain Portfolios enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively REITS):    Certain Portfolios invest in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. For Portfolios with multiple classes of shares, net investment income or loss (other than administration and distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

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Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Portfolio’s shareholders (Participating Insurance Companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:    Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. The Government Money Market Portfolio declares and reinvests distributions, if any, daily. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Series Fund has a management agreement with PGIM Investments on behalf of the Portfolios. Pursuant to this agreement, PGIM Investments has responsibility for all investment management services and supervises the subadvisers’ performance of such services. PGIM Investments has entered into subadvisory agreements with PGIM, Inc., which provides subadvisory services to the Portfolios through its PGIM Fixed Income unit (“PFI”), Jennison Associates LLC (“Jennison”), Allianz Global Investors U.S. LLC (“Allianz”), Brown Advisory LLC (“Brown”), LSV Asset Management (“LSV”), Quantitative Management Associates LLC (“QMA”), T. Rowe Price Associates, Inc. (“T. Rowe”) and William Blair & Co. LLC (“William Blair”) (collectively, the “Subadvisers”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PGIM Investments pays for the services of the Subadvisers, cost of compensation of officers, occupancy and certain clerical and administrative expenses of the Portfolios. The Portfolios bear all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly, using the value of each of the Portfolio’s average daily net assets, at the respective annual rates specified below.

Portfolio	Management Fee	Effective Management Fee
Conservative Balanced Portfolio	0.55%	0.55%
Diversified Bond Portfolio	0.40	0.40
Equity Portfolio	0.45	0.45
Flexible Managed Portfolio	0.60	0.60
Global Portfolio	0.75	0.73	*
Government Income Portfolio	0.40	0.40
Government Money Market Portfolio	0.30	0.30
High Yield Bond Portfolio	0.55	0.47	**
Jennison Portfolio	0.60	0.60
Natural Resources Portfolio	0.45	0.44	***
Small Capitalization Stock Portfolio	0.35	0.35
	0.30% up to $4 billion
Stock Index Portfolio	0.25% over $4 billion	0.30
Value Portfolio	0.40	0.40

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*	PGIM Investments has contractually agreed, through June 30, 2019, to waive a portion of its management fee equal to an annual rate of 0.024% of the average daily net assets of the Portfolio.
**

PGIM Investments has contractually agreed through June 30, 2019 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, administrative fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, acquired fund fees and expenses, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of the Portfolio to 0.57% of the Portfolio’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

***	PGIM Investments has contractually agreed, through June 30, 2019, to waive a portion of its management fee equal to an annual rate of 0.008% of the average daily net assets of the Portfolio.

At June 30, 2018, the Subadvisers that provide investment advisory services to the Portfolios are listed directly below. Where more than one Subadviser is listed, each Subadviser provides services to a segment of the Portfolio:

Portfolio	Subadviser(s)
Conservative Balanced Portfolio	PFI, QMA
Diversified Bond Portfolio	PFI
Equity Portfolio	Jennison
Flexible Managed Portfolio	PFI, QMA
Global Portfolio	Brown, LSV, QMA, T. Rowe & William Blair
Government Income Portfolio	PFI
Government Money Market Portfolio	PFI
High Yield Bond Portfolio	PFI
Jennison Portfolio	Jennison
Natural Resources Portfolio	Allianz
Small Capitalization Stock Portfolio	QMA
Stock Index Portfolio	QMA
Value Portfolio	Jennison

The Series Fund, on behalf of the Portfolios, has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I and Class II shares of the Portfolios. The Portfolios compensate PIMS for distributing and servicing the Portfolios’ Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Portfolios. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PGIM Investments, which acts as the administrator of the Class II shares of the Portfolios. The administration fee paid to PGIM Investments is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

The Series Fund, on behalf of the Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2018, brokerage commission recaptured under these agreements was as follows:

Portfolio	Amount
Equity Portfolio	$106,102
Global Portfolio	10,435
Jennison Portfolio	42,947
Value Portfolio	17,592

PIMS, PGIM Investments, PGIM, Inc., QMA and Jennison are indirect, wholy-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

B10

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Effective June 11, 2018, the Series’ names were changed by replacing “Prudential” with “PGIM” in each Series’ name. The Portfolios may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”) and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. The Portfolios may also invest in the PGIM Core Short-Term Bond Fund, pursuant to an exemptive order received from Securities Exchange Commission (“SEC”), a series of the Prudential Investment Portfolios 2 (together with PGIM Core Ultra Short Bond Fund, the “Core Funds”), registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

For the reporting period ended June 30, 2018, PGIM, Inc. was compensated by PGIM Investments for managing the Portfolio’s securities lending cash collateral as subadviser to the Money Market Fund:

Portfolio	Amount
Conservative Balanced Portfolio	$19,954
Diversified Bond Portfolio	6,790
Equity Portfolio	106,184
Flexible Managed Portfolio	37,766
Global Portfolio	21,852
Government Income Portfolio	429
High Yield Bond Portfolio	29,219
Jennison Portfolio	82,041
Natural Resources Portfolio	13,097
Small Capitalization Stock Portfolio	75,688
Stock Index Portfolio	47,593
Value Portfolio	9,441

In February 2016, Prudential, the parent company of the Investment Manager (PGIM Investments) self reported to the Securities and Exchange Commission (“SEC”) and certain other regulators that, in some cases, it failed to maximize securities lending income for certain Portfolios of the Series Fund due to a long-standing restriction benefitting Prudential. The Board was not notified of the restriction until after it had been removed. Prudential paid the affected Portfolios an amount equal to the estimated loss associated with the unauthorized restriction. At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Series Fund. The amount of opportunity loss payment to each of the Portfolios is disclosed in the Portfolio’s “Financial Highlights” as “Capital Contributions”.

In addition to the above, Prudential has paid and continues to directly pay certain legal, audit and other charges in connection with the matter on behalf of the Portfolios.

The SEC Staff and other regulators continue to review the matter.

In March 2018, Prudential further notified the SEC that it failed to timely reimburse certain Portfolios for timing differences arising from circumstances in which the Portfolios are subject to a foreign withholding tax rate on dividend and interest income in excess of the treaty rate due to their tax status as partnerships (hereinafter referred to as “excess withholding tax”). Prudential paid each of the affected Portfolios an amount equal to the excess withholding tax in addition to an amount equal to the applicable Portfolio’s rate of return (“opportunity loss”) for various dates beginning from July 6, 2011 through February 28, 2018. The amount of each Portfolio’s opportunity loss was calculated by a third-party consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the Portfolios’ independent trustees. The aggregate opportunity loss payment to each affected Portfolio is disclosed in the respective Portfolios’ “Statement of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions”.

Prudential has further retained a consultant to conduct an analysis to determine if the Portfolios are entitled to additional excess withholding tax and related opportunity loss related to their status as tax partnerships from

B11

Prudential for the period beginning from January 2, 2006 through February 28, 2018. That review is considering detriments to the Portfolios arising from both timing differences (i.e., jurisdictions in which the Portfolio is subject to a higher withholding tax rate due to its tax status which is reclaimable) as described above as well as permanent tax detriments (i.e., jurisdictions in which the Portfolio is subject to a higher withholding tax rate due to its tax status which is not reclaimable). The review remains ongoing as of the date of this report, but it is expected that additional amounts will be due the Portfolios from Prudential. Upon completion, the results of this review will be subject to the same independent review as described in the preceding paragraph and Prudential will reimburse the affected Portfolios as appropriate.

During the reporting period, Prudential instituted a process to reimburse the affected Portfolios for any future excess withholding tax within approximately 30 days of the pay date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences or permanent detriments resulting from the Portfolios’ partnership tax status. Prudential is working to implement a process to reimburse the affected Portfolios in a more timely manner, which will be reviewed and tested by a third-party consultant retained by Prudential.

In cases in which the excess withholding tax is due to timing differences and is reclaimable, the affected Portfolios have the ability to file a reclaim with the relevant foreign tax authority to recover the difference between the treaty rate tax and the tax withheld. To avoid a Portfolio receiving and retaining a duplicate payment for the same reclaim, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received compensation from Prudential will be payable to Prudential. Pending reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the “Statement of Assets and Liabilities”. It is in the Portfolio’s discretion whether to file a reclaim with the relevant foreign tax authority. To the extent that there are costs associated with the filing of any such reclaim, those costs are borne by Prudential.

The following Portfolios have been reimbursed by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes. The following amounts have been accrued or paid:

Portfolio	2017 Withholding Tax	2018 Withholding Tax
Conservative Balanced Portfolio	$29,305	$13,468
Equity Portfolio	343,486	—
Flexible Managed Portfolio	25,175	11,593
Global Portfolio	114,519	74,456
Natural Resources Portfolio	—	3,233

The following Portfolios have been reimbursed by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes. The following amounts have been paid:

2018 Payments
Conservative Balanced Portfolio	$209,325
Equity Portfolio	542,976
Flexible Managed Portfolio	262,968
Global Portfolio	785,352
Jennison Portfolio	42,927
Natural Resources Portfolio	484,434
Value Portfolio	801,657

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the period ended June 30, 2018 no such transactions were entered into by the Portfolios.

B12

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended June 30, 2018, were as follows:

	Cost of Purchases	Proceeds from Sales
Conservative Balanced Portfolio	$1,122,459,212	$1,252,237,246
Diversified Bond Portfolio	253,307,888	212,507,295
Equity Portfolio	689,118,480	945,833,347
Flexible Managed Portfolio	2,642,746,815	2,792,076,846
Global Portfolio	157,828,962	182,965,585
Government Income Portfolio	301,906,099	322,158,141
High Yield Bond Portfolio	127,777,361	112,011,741
Jennison Portfolio	375,659,192	481,269,145
Natural Resources Portfolio	265,923,583	300,683,061
Small Capitalization Stock Portfolio	91,329,536	117,566,987
Stock Index Portfolio	100,140,768	108,998,605
Value Portfolio	168,204,995	227,008,823

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended June 30, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Conservative Balanced Portfolio
PGIM Core Short-Term Bond Fund	$102,386,530	$1,128,528	$37,100,000	$2,811,052	$(2,921,575)	$66,304,535	7,152,593	$959,725
PGIM Core Ultra Short Bond Fund	255,703,495	328,771,857	276,662,738	—	—	307,812,614	307,812,614	2,074,968
PGIM Institutional Money Market Fund	45,333,840	132,610,315	124,693,195	6,696	(1,889)	53,255,767	53,250,441	82,723	**

	$403,423,865	$462,510,700	$438,455,933	$2,817,748	$(2,923,464)	$427,372,916		$3,117,416

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Diversified Bond Portfolio
PGIM Core Short-Term Bond Fund	$54,598,691	$539,300	$19,300,000	$1,141,429	$(1,200,366)	$35,779,054	3,859,661	$539,300
PGIM Core Ultra Short Bond Fund	45,727,273	227,130,550	256,471,182	—	—	16,386,641	16,386,641	180,713
PGIM Institutional Money Market Fund	11,557,301	74,078,632	69,857,840	1,989	(2,108)	15,777,974	15,776,396	37,584	**

	$111,883,265	$301,748,482	$345,629,022	$1,143,418	$(1,202,474)	$67,943,669		$757,597

B13

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Equity Portfolio
PGIM Core Ultra Short Bond Fund	$93,453,847	$423,778,725	$339,257,607	$—	$—	$177,974,965	177,974,965	$1,005,392
PGIM Institutional Money Market Fund	281,455,354	950,889,963	919,378,769	43,915	4,524	313,014,987	312,983,688	528,260	**

	$374,909,201	$1,374,668,688	$1,258,636,376	$43,915	$4,524	$490,989,952		$1,533,652

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Flexible Managed Portfolio
PGIM Core Short-Term Bond Fund	$133,262,040	$1,481,465	$48,900,000	$3,706,956	$(3,850,809)	$85,699,652	9,244,838	$1,233,866
PGIM Core Ultra Short Bond Fund	173,027,546	511,084,519	441,247,166	—	—	242,864,899	242,864,899	1,481,465
PGIM Institutional Money Market Fund	78,205,811	273,055,965	256,610,441	14,777	(6,154)	94,659,958	94,650,493	162,095	**

	$384,495,397	$785,621,949	$746,757,607	$3,721,733	$(3,856,963)	$423,224,509		$2,877,426

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Global Portfolio
PGIM Core Ultra Short Bond Fund	$22,911,237	$116,439,278	$107,747,077	$—	$—	$31,603,438	31,603,438	$238,813
PGIM Institutional Money Market Fund	49,761,429	193,073,137	183,181,590	8,143	(1,698)	59,659,421	59,653,455	120,738	**

	$72,672,666	$309,512,415	$290,928,667	$8,143	$(1,698)	$91,262,859		$359,551

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Government Income Portfolio
PGIM Core Short-Term Bond Fund	$26,643,269	$296,996	$4,500,000	$286,773	$(315,534)	$22,411,504	2,417,638	$296,996
PGIM Core Ultra Short Bond Fund	2,764,602	40,777,988	39,689,886	—	—	3,852,704	3,852,704	14,579
PGIM Institutional Money Market Fund	958,151	19,700,278	20,649,263	—	209	9,375	9,374	3,189	**

	$30,366,022	$60,775,262	$64,839,149	$286,773	$(315,325)	$26,273,583		$314,764

B14

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
High Yield Bond Portfolio
PGIM Core Ultra Short Bond Fund	$23,473,373	$51,603,653	$61,330,645	$—	$—	$13,746,381	13,746,381	$123,940
PGIM Institutional Money Market Fund	28,126,890	146,102,889	78,796,118	11,176	(2,763)	95,442,074	95,432,531	238,495	**

	$51,600,263	$197,706,542	$140,126,763	$11,176	$(2,763)	$109,188,455		$362,435

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Jennison Portfolio
PGIM Core Ultra Short Bond Fund	$7,129,708	$235,774,254	$195,729,837	$—	$—	$47,174,125	47,174,125	$108,134
PGIM Institutional Money Market Fund	202,129,444	508,533,178	478,758,083	30,837	(1,968)	231,933,408	231,910,217	396,960	**

	$209,259,152	$744,307,432	$674,487,920	$30,837	$(1,968)	$279,107,533		$505,094

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Natural Resources Portfolio
PGIM Core Ultra Short Bond Fund	$459,194	$127,498,591	$106,444,204	$—	$—	$21,513,581	21,513,581	$77,719
PGIM Institutional Money Market Fund	54,423,445	154,370,865	193,479,235	2,037	3,527	15,320,639	15,319,107	110,892	**

	$54,882,639	$281,869,456	$299,923,439	$2,037	$3,527	$36,834,220		$188,611

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Small Capitalization Stock Portfolio
PGIM Core Ultra Short Bond Fund	$—	$41,449,971	$37,563,883	$—	$—	$3,886,088	3,886,088	$25,624
PGIM Institutional Money Market Fund	209,790,456	210,556,041	203,471,947	28,396	(10,159)	216,892,787	216,871,099	377,579	**

	$209,790,456	$252,006,012	$241,035,830	$28,396	$(10,159)	$220,778,875		$403,203

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Stock Index Portfolio
PGIM Core Ultra Short Bond Fund	$59,834,393	$211,613,707	$186,644,024	$—	$—	$84,804,076	84,804,076	$734,865
PGIM Institutional Money Market Fund	119,913,547	263,266,199	253,674,429	18,977	(6,132)	129,518,162	129,505,212	172,914	**

	$179,747,940	$474,879,906	$440,318,453	$18,977	$(6,132)	$214,322,238		$907,779

B15

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Value Portfolio
PGIM Core Ultra Short Bond Fund	$17,832,841	$126,673,929	$111,018,591	$—	$—	$33,488,179	33,488,179	$142,612
PGIM Institutional Money Market Fund	23,095,428	236,684,615	218,197,364	550	12,123	41,595,352	41,591,193	33,479	**

	$40,928,269	$363,358,544	$329,215,955	$550	$12,123	$75,083,531		$176,091

*	The Funds did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

6.	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7.	Borrowings

The Series Fund, on behalf of the Portfolios, (excluding the Government Money Market Portfolio), along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. Each Portfolios’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The following Portfolios utilized the SCA during the reporting period ended June 30, 2018. The average balance outstanding is for the number of days the Portfolios had utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2018
Conservative Balanced Portfolio	$15,613,000	3.25%	3	$15,613,000	$—
Flexible Managed Portfolio	7,550,706	3.17	17	24,984,000	—
Government Income Portfolio	1,232,556	2.93	9	8,587,000	—
Jennison Portfolio	589,000	3.10	5	808,000	—
Natural Resources Portfolio	359,000	2.81	1	359,000	—

B16

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2018
Small Capitalization Stock Portfolio	$724,786	3.03%	14	$1,404,000	$—

8.	Capital and Ownership

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of the Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. Class I shares are also offered to separate accounts of non-affiliated insurers for which Prudential or its affiliates administer and/or reinsure the variable life insurance or variable annuity contracts issued in connection with the separate accounts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2018, the Equity, Jennison, Natural Resources and Value Portfolios have Class II shares outstanding.

As of June 30, 2018, all of Class I shares of record of each Portfolio were owned by the Prudential Insurance Company of America (“PICA”), or subsidiaries thereof, on behalf of the owners of the variable insurance products issued by PICA. PICA is an indirect, wholly-owned subsidiary of Prudential.

In addition, the following number of shareholders held the following percentage of outstanding shares of Portfolio on behalf of multiple beneficial owners.

	Number of Shareholders	% of Outstanding Shares	% held by an Affiliate of Prudential
Conservative Balanced Portfolio	3	100	100
Diversified Bond Portfolio	3	98	98
Equity Portfolio	3	100	100
Flexible Managed Portfolio	3	100	100
Global Portfolio	2	98	98
Government Income Portfolio	2	98	98
Government Money Market Portfolio	2	96	96
High Yield Bond Portfolio	3	100	100
Jennison Portfolio	2	92	92
Natural Resources Portfolio	3	95	87
Small Capitalization Stock Portfolio	2	97	97
Stock Index Portfolio	3	100	100
Value Portfolio	2	95	95

In addition, one unaffiliated shareholder of record of Natural Resources Portfolio, Class II shares, held 8% of the Portfolio’s aggregate outstanding shares.

B17

Transactions in shares of beneficial interest of the Equity, Jennison, Natural Resources and Value Portfolios were as follows:

Equity Portfolio:

Class I:	Shares	Amount
Period ended June 30, 2018:
Series shares sold	235,942	$12,884,671
Series shares repurchased	(3,312,849)	(179,875,648)
Capital contributions	—	276,606

Net increase (decrease) in shares outstanding	(3,076,907)	$(166,714,371)

Year ended December 31, 2017:
Series shares sold	167,133	$7,721,540
Series shares repurchased	(5,811,087)	(268,966,449)

Net increase (decrease) in shares outstanding	(5,643,954)	$(261,244,909)

Class II:
Period ended June 30, 2018:
Series shares sold	8,984	$496,222
Series shares repurchased	(11,653)	(639,022)
Capital contributions	—	128

Net increase (decrease) in shares outstanding	(2,669)	$(142,672)

Year ended December 31, 2017:
Series shares sold	85	$3,938
Series shares repurchased	(8,919)	(427,848)

Net increase (decrease) in shares outstanding	(8,834)	$(423,910)

Jennison Portfolio:

Class I:	Shares	Amount
Period ended June 30, 2018:
Series shares sold	151,452	$10,081,687
Series shares repurchased	(1,086,421)	(72,489,054)
Capital contributions	—	28,836

Net increase (decrease) in shares outstanding	(934,969)	$(62,378,531)

Year ended December 31, 2017:
Series shares sold	244,721	$13,325,109
Series shares repurchased	(2,533,786)	(137,181,562)

Net increase (decrease) in shares outstanding	(2,289,065)	$(123,856,453)

Class II:
Period ended June 30, 2018:
Series shares sold	225,131	$14,557,246
Series shares repurchased	(155,686)	(9,940,375)
Capital contributions	—	908

Net increase (decrease) in shares outstanding	69,445	$4,617,779

Year ended December 31, 2017:
Series shares sold	278,966	$15,183,017
Series shares repurchased	(207,439)	(10,714,117)

Net increase (decrease) in shares outstanding	71,527	$4,468,900

B18

Natural Resources Portfolio:

Class I:	Shares	Amount
Period ended June 30, 2018:
Series shares sold	162,261	$4,266,799
Series shares repurchased	(851,504)	(22,716,349)

Net increase (decrease) in shares outstanding	(689,243)	$(18,449,550)

Year ended December 31, 2017:
Series shares sold	289,641	$7,137,045
Series shares repurchased	(1,436,771)	(35,872,748)

Net increase (decrease) in shares outstanding	(1,147,130)	$(28,735,703)

Class II:
Period ended June 30, 2018:
Series shares sold	287,362	$7,347,083
Series shares repurchased	(485,789)	(12,572,207)

Net increase (decrease) in shares outstanding	(198,427)	$(5,225,124)

Year ended December 31, 2017:
Series shares sold	1,357,286	$32,741,295
Series shares repurchased	(908,087)	(22,168,364)

Net increase (decrease) in shares outstanding	449,199	$10,572,931

Value Portfolio:

Class I:	Shares	Amount
Period ended June 30, 2018:
Series shares sold	142,026	$4,519,307
Series shares repurchased	(2,218,012)	(70,618,157)
Capital contributions	—	147,747

Net increase (decrease) in shares outstanding	(2,075,986)	$(65,951,103)

Year ended December 31, 2017:
Series shares sold	167,360	$4,852,001
Series shares repurchased	(4,226,596)	(122,573,899)

Net increase (decrease) in shares outstanding	(4,059,236)	$(117,721,898)

Class II:
Period ended June 30, 2018:
Series shares sold	2,137	$66,795
Series shares repurchased	(8,508)	(268,599)
Capital contributions	—	749

Net increase (decrease) in shares outstanding	(6,371)	$(201,055)

Year ended December 31, 2017:
Series shares sold	3,609	$102,619
Series shares repurchased	(25,940)	(739,424)

Net increase (decrease) in shares outstanding	(22,331)	$(636,805)

9.	Other Risks

The Portfolios’ risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk:    The Portfolios’ holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call

B19

a bond held by the Portfolios for redemption before it matures and the Portfolios may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk:    Derivatives involve special risks and costs and may result in losses to the Portfolios. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Portfolios. The Portfolios’ use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or close out of derivatives positions. A liquid secondary market may not always exist for the Portfolios’ derivatives positions. Generally, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Portfolios.

Emerging Markets Risk:    The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-US investors, or that prevent non-US investors from withdrawing their money at will.

Foreign Securities Risk:    The Portfolios’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which each Portfolio may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of each Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Geographic Concentration Risk:    The Portfolio’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Portfolio invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Interest Rate Risk:    The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolios may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolios’ holdings may fall sharply. This is referred to as “extension risk. The Portfolios investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk:    The Portfolios may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk includes the risk that the Portfolios may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Portfolios may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Portfolios’ value or prevent the Portfolios from being able to take advantage of other investment opportunities.

Market and Credit Risk:    Securities markets may be volatile and the market prices of the Portfolios’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Portfolios fall, the value of an investment in the Portfolios will decline.Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolios have unsettled or open transactions defaults.

Mortgage-Backed and Other Asset-Backed Securities Risk:    Mortgage-related securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. Asset-backed securities are another type of pass-through instruments that pays interest based upon the cash flow of an underlying pool of assets, such as automobile loans or credit card receivables. Asset-backed securities can also be collateralized by a portfolio of corporate bonds including junk bonds or other securities. The values of mortgage-backed and asset-backed securities vary with changes in interest rates and are particularly sensitive to prepayments (the risk is that the underlying debt instruments may be partially or wholly prepaid during periods of falling interest rates, which could require the Portfolios to reinvest in

B20

lower yielding debt instruments) or extensions (the risk is that rising interest rates may cause the underlying debt instruments to be repaid more slowly by the debtor, causing the value of the securities to fall). Asset-backed securities are also subject to liquidity risk.

Municipal Bonds Risk:    Municipal bonds are subject to credit risk, market risk and interest rate risk. The Portfolios’ holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes could affect the market for and value of municipal bonds, which may adversely affect the Portfolios’ yield or the value of the Portfolios’ investments in municipal bonds.

Non-diversification Risk:    The Portfolio is non-diversified, meaning that the Portfolio may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified portfolio. Investing in a non-diversified portfolio involves greater risk than investing in a diversified portfolio because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified portfolio.

Risks of Investments in Bank Loans:    The Portfolios’ ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Portfolios scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Portfolios and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Portfolios may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Portfolios’ access to collateral, if any, may be limited by bankruptcy laws.

Risks of Investing in Real Estate Investment Trusts (REITs):    Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, Including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Portfolio will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Portfolio.

Risks of Investing in Treasury Inflation Protected Securities (TIPS):    The value of TIPS generally fluctuates in response to inflationary concerns. As inflationary expectations increase, TIPS will become more attractive, because they protect future interest payments against inflation. Conversely, as inflationary concerns decrease, TIPS will become less attractive and less valuable. Although the principal value of TIPS declines in periods of deflation, holders at maturity receive no less than the par value of the bond. However, if a Portfolio purchases TIPS in the secondary market, where principal values have been adjusted upward due to inflation since issuance, it may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period a Portfolio holds TIPS, the Portfolio may earn less on the security than on a conventional bond.

US Government and Agency Securities Risk:    US Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all US Government securities are insured or guaranteed by the full faith and credit of the US Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of US Government securities may be affected by changes in the credit rating of the US Government.

B21

Financial Highlights

(unaudited)

	Conservative Balanced Portfolio
	Six Months Ended June 30, 2018		Year Ended December 31,
			2017	2016		2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$27.17		$24.18	$22.54		$22.45	$20.63	$17.77

Income (Loss) From Investment Operations:
Net investment income (loss)	0.26		0.45	0.42		0.39	0.36	0.35
Net realized and unrealized gain (loss) on investments	(0.12)		2.54	1.20		(0.30)	1.46	2.51

Total from investment operations	0.14		2.99	1.62		0.09	1.82	2.86

Capital Contributions	—	(b)(c)	—	0.02	(d)	—	—	—

Net Asset Value, end of period	$27.31		$27.17	$24.18		$22.54	$22.45	$20.63

Total Return(e):	0.52	%(f)	12.37%	7.28	%(g)	0.40%	8.82%	16.09%
Ratios/Supplemental Data:
Net assets, end of period (millions)	$2,520.6		$2,594.7	$2,473.2		$2,554.3	$2,574.4	$2,504.4
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.58%		0.58%	0.58%		0.58%	0.58%	0.58%
Expenses before waivers and/or expense reimbursement	0.58%		0.58%	0.58%		0.58%	0.58%	0.58%
Net investment income (loss)	1.89%		1.75%	1.79%		1.70%	1.66%	1.84%
Portfolio turnover rate(i)(j)	56%		136%	185%		208%	134%	196%

	Diversified Bond Portfolio
	Six Months Ended June 30, 2018(a)		Year Ended December 31,
			2017(a)	2016(a)		2015(a)	2014(a)	2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.14		$12.28	$11.64		$11.66	$11.01	$11.88

Income (Loss) From Investment Operations:
Net investment income (loss)	0.21		0.42	0.43		0.41	0.43	0.48
Net realized and unrealized gain (loss) on investments	(0.43)		0.44	0.21		(0.43)	0.34	(0.56)

Total from investment operations	(0.22)		0.86	0.64		(0.02)	0.77	(0.08)

Less Distributions:	—		—	—		—	(0.12)	(0.79)
Capital Contributions	—		—	—	(c)(d)	—	—	—

Net Asset Value, end of period	$12.92		$13.14	$12.28		$11.64	$11.66	$11.01

Total Return(e):	(1.67)%		7.00%	5.50	%(k)	(0.17)%	7.09%	(0.71)%
Ratios/Supplemental Data:
Net assets, end of period (millions)	$1,142.8		$1,145.1	$1,104.6		$1,084.9	$1,067.9	$1,197.5
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.44	%(l)	0.44%	0.44%		0.46%	0.44%	0.44%
Expenses before waivers and/or expense reimbursement	0.44	%(l)	0.44%	0.44%		0.46%	0.44%	0.44%
Net investment income (loss)	3.34	%(l)	3.28%	3.52%		3.48%	3.73%	4.10%
Portfolio turnover rate(i)	31	%(m)	71%	49%		81%	50%	111%

(a)	Calculated based on average shares outstanding during the period.

(b)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Less than $0.005 per share.

(d)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 7.19%

(h)	Does not include expenses of the underlying funds in which the Portfolio invests.

(i)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(j)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(k)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(l)	Annualized.

(m)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(unaudited)

	Equity Portfolio
	Class I
	Six Months Ended		Year Ended December 31,
	June 30, 2018(a)		2017(a)	2016(a)		2015(a)	2014(a)	2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$51.52		$40.96	$39.47		$38.56	$35.81	$26.81

Income (Loss) From Investment Operations:
Net investment income (loss)	0.26		0.41	0.38		0.34	0.19	0.27
Net realized and unrealized gain (loss) on investments	2.81		10.15	1.07		0.57	2.56	8.73

Total from investment operations	3.07		10.56	1.45		0.91	2.75	9.00

Capital Contributions	—	(b)(c)	—	0.04	(d)	—	—	—

Net Asset Value, end of period	$54.59		$51.52	$40.96		$39.47	$38.56	$35.81

Total Return(e)	5.96	%(f)	25.78%	3.78	%(g)	2.36%	7.68%	33.57%
Ratios/Supplemental Data:
Net assets, end of period (millions)	$4,510.7		$4,415.6	$3,741.7		$3,846.2	$4,017.6	$3,970.9
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.47	%(i)	0.47%	0.47%		0.47%	0.47%	0.47%
Expenses before waivers and/or expense reimbursement	0.47	%(i)	0.47%	0.47%		0.47%	0.47%	0.47%
Net investment income (loss)	0.98	%(i)	0.89%	1.01%		0.86%	0.52%	0.86%
Portfolio turnover rate(j)	16	%(k)	55%	39%		37%	51%	45%

	Equity Portfolio
	Class II
	Six Months Ended		Year Ended December 31,
	June 30, 2018(a)		2017(a)	2016(a)		2015(a)	2014(a)	2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$51.04		$40.74	$39.42		$38.66	$36.05	$27.10

Income (Loss) From Investment Operations:
Net investment income (loss)	0.16		0.23	0.23		0.18	0.04	0.13
Net realized and unrealized gain (loss) on investments	2.78		10.07	1.05		0.58	2.57	8.82

Total from investment operations	2.94		10.30	1.28		0.76	2.61	8.95

Capital Contributions	—	(b)(c)	—	0.04	(d)	—	—	—
Net Asset Value, end of period	$53.98		$51.04	$40.74		$39.42	$38.66	$36.05

Total Return(e)	5.76	%(f)	25.28%	3.35	%(g)	1.97%	7.24%	33.03%
Ratios/Supplemental Data:
Net assets, end of period (millions)	$1.6		$1.7	$1.7		$2.0	$2.2	$2.3
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.87	%(i)	0.87%	0.87%		0.87%	0.87%	0.87%
Expenses before waivers and/or expense reimbursement	0.87	%(i)	0.87%	0.87%		0.87%	0.87%	0.87%
Net investment income (loss)	0.60	%(i)	0.50%	0.61%		0.46%	0.11%	0.47%
Portfolio turnover rate(j)	16	%(k)	55%	39%		37%	51%	45%

(a)	Calculated based on average shares outstanding during the period.

(b)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Less than $0.005 per share.

(d)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 3.68% and 3.25% for Class I and Class II, respectively.

(h)	Does not include expenses of the underlying funds in which the Portfolio invests.

(i)	Annualized.

(j)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(k)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(unaudited)

	Flexible Managed Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2018		2017	2016		2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$29.88		$25.99	$23.95		$23.71	$21.35	$17.77
Income (Loss) From Investment Operations:
Net investment income (loss)	0.25		0.45	0.44		0.42	0.37	0.36
Net realized and unrealized gain (loss) on investments	(0.03)		3.44	1.58		(0.18)	1.99	3.22

Total from investment operations	0.22		3.89	2.02		0.24	2.36	3.58

Capital Contributions	—	(b)(c)	—	0.02	(d)	—	—	—

Net Asset Value, end of period	$30.10		$29.88	$25.99		$23.95	$23.71	$21.35

Total Return(e):	0.74	%(f)	14.97%	8.52	%(g)	1.01%	11.05%	20.15%
Ratios/Supplemental Data:
Net assets, end of period (millions)	$4,135.4		$4,229.7	$3,889.8		$3,768.8	$3,943.8	$3,730.6
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.62	%(i)	0.62%	0.63%		0.63%	0.63%	0.63%
Expenses before waivers and/or expense reimbursement	0.62	%(i)	0.62%	0.63%		0.63%	0.63%	0.63%
Net investment income (loss)	1.67	%(i)	1.62%	1.78%		1.74%	1.66%	1.86%
Portfolio turnover rate(j)(k)	70	%(l)	175%	203%		213%	161%	210%

	Global Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2018(a)		2017(a)	2016(a)		2015(a)	2014(a)	2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$34.33		$27.50	$26.33		$25.72	$24.91	$19.57

Income (Loss) From Investment Operations:
Net investment income (loss)	0.29		0.42	0.34		0.34	0.37	0.31
Net realized and unrealized gain (loss) on investments	0.72		6.41	0.81		0.27	0.44	5.03

Total from investment operations	1.01		6.83	1.15		0.61	0.81	5.34

Capital Contributions	0.01	(b)	—	0.02	(d)	—	—	—

Net Asset Value, end of period	$35.35		$34.33	$27.50		$26.33	$25.72	$24.91

Total Return(e):	2.97	%(m)	24.84%	4.44	%(n)	2.37%	3.25%	27.29%
Ratios/Supplemental Data:
Net assets, end of period (millions)	$1,142.1		$1,132.9	$955.4		$965.3	$719.2	$744.5
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.78	%(i)	0.79%	0.80%		0.81%	0.81%	0.84%
Expenses before waivers and/or expense reimbursement	0.80	%(i)	0.81%	0.81%		0.82%	0.82%	0.84%
Net investment income (loss)	1.64	%(i)	1.34%	1.29%		1.28%	1.45%	1.29%
Portfolio turnover rate(j)	14	%(l)	33%	40%		33%	37%	70%

(a)	Calculated based on average shares outstanding during the period.

(b)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Less than $0.005 per share.

(d)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 8.44%.

(h)	Does not include expenses of the underlying funds in which the Portfolio invests.

(i)	Annualized.

(j)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(k)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(l)	Not annualized.

(m)	Total return for the period includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 2.94%.

(n)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 4.36%.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(unaudited)

	Government Income Portfolio
	Six Months Ended June 30, 2018(a)		Year Ended December 31,
			2017(a)	2016(a)		2015(a)		2014		2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.62		$12.26	$12.00		$11.92		$11.30		$12.15

Income (Loss) From Investment Operations:
Net investment income (loss)	0.13		0.23	0.20		0.18		0.21		0.21
Net realized and unrealized gain (loss) on investments	(0.26)		0.13	0.06		(0.10)		0.45		(0.49)

Total from investment operations	(0.13)		0.36	0.26		0.08		0.66		(0.28)

Less Distributions:	—		—	—		—		(0.04)		(0.57)
Capital Contributions	—		—	—	(b)(c)	—		—		—

Net Asset Value, end of period	$12.49		$12.62	$12.26		$12.00		$11.92		$11.30

Total Return(d):	(1.03)%		2.94%	2.17	%(e)	0.67%		5.86%		(2.34)%
Ratios/Supplemental Data:
Net assets, end of period (millions)	$232.0		$244.1	$226.3		$231.8		$339.2		$341.1
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.52	%(g)	0.53%	0.51%		0.48%		0.47%		0.49%
Expenses before waivers and/or expense reimbursement	0.52	%(g)	0.53%	0.51%		0.48%		0.47%		0.49%
Net investment income (loss)	2.16	%(g)	1.84%	1.60%		1.48%		1.73%		1.78%
Portfolio turnover rate(h)(i)	160	%(j)	495%	705%		746%		830%		1,135%

	Government Money Market Portfolio
	Six Months Ended June 30, 2018(a)		Year Ended December 31,
			2017(a)	2016(a)		2015(a)		2014		2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00		$10.00	$10.00		$10.00		$10.00		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss) and realized gains (losses)	0.06		0.06	0.01		—	(c)	—	(c)	—	(c)
Less Distributions:	(0.06)		(0.06)	(0.01)		—	(c)	—	(c)	—	(c)

Net Asset Value, end of period	$10.00		$10.00	$10.00		$10.00		$10.00		$10.00

Total Return(d):	0.62%		0.56%	0.10%		—	%(k)	—	%(k)	—	%(k)
Ratios/Supplemental Data:
Net assets, end of period (millions)	$558.6		$559.6	$724.2		$650.8		$823.6		$866.0
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.35	%(g)	0.35%	0.35%		0.19%		0.16%		0.17%
Expenses before waivers and/or expense reimbursement	0.35	%(g)	0.35%	0.35%		0.44%		0.44%		0.44%
Net investment income (loss)	1.26	%(g)	0.55%	0.09%		0.00	%(k)	0.00	%(k)	0.00	%(k)

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(c)	Less than $0.005 per share.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(f)	Does not include expenses of the underlying funds in which the Portfolio invests.

(g)	Annualized.

(h)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(i)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(j)	Not annualized.

(k)	Less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(unaudited)

	High Yield Bond Portfolio
	Six Months Ended June 30, 2018(a)		Year Ended December 31,
			2017(a)		2016(a)		2015(a)	2014	2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$5.17		$5.10		$4.68		$5.11	$5.29	$5.26

Income (Loss) From Investment Operations:
Net investment income (loss)	0.16		0.32		0.32		0.31	0.32	0.34
Net realized and unrealized gain (loss) on investments	(0.11)		0.07		0.42		(0.42)	(0.18)	0.03

Total from investment operations	0.05		0.39		0.74		(0.11)	0.14	0.37

Less Distributions:	(0.15)		(0.32)		(0.32)		(0.32)	(0.32)	(0.34)
Capital Contributions	—		—		—	(b)(c)	—	—	—

Net Asset Value, end of period	$5.07		$5.17		$5.10		$4.68	$5.11	$5.29

Total Return(d):	0.93%		7.80%		16.24	%(e)	(2.45)%	2.71%	7.26%
Ratios/Supplemental Data:
Net assets, end of period (millions)	$499.5		$508.0		$3,567.6		$3,159.5	$3,245.9	$3,020.5
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.57	%(g)	0.57%		0.57%		0.57%	0.57%	0.57%
Expenses before waivers and/or expense reimbursement	0.65	%(g)	0.57%		0.57%		0.57%	0.57%	0.57%
Net investment income (loss)	6.51	%(g)	6.17%		6.61%		6.21%	5.95%	6.34%
Portfolio turnover rate(h)(i)	23	%(j)	54	%(k)	39%		46%	48%	54%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(c)	Less than $0.005 per share.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(f)	Does not include expenses of the underlying funds in which the Portfolio invests.

(g)	Annualized.

(h)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(i)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(j)	Not annualized.

(k)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(unaudited)

	Jennison Portfolio
	Class I
	Six Months Ended June 30, 2018(a)		Year Ended December 31,
			2017(a)	2016(a)		2015(a)	2014	2013(a)
Per Share Operating Performance:
Net Asset Value, beginning of period	$61.69		$45.13	$45.54		$40.85	$37.15	$26.98

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.13	0.10		0.06	0.06	0.06
Net realized and unrealized gain (loss) on investments	6.78		16.43	(0.55)		4.63	3.64	10.11

Total from investment operations	6.87		16.56	(0.45)		4.69	3.70	10.17

Capital Contributions	—	(b)(c)	—	0.04	(d)	—	—	—

Net Asset Value, end of period	$68.56		$61.69	$45.13		$45.54	$40.85	$37.15

Total Return(e)	11.14	%(f)	36.69%	(0.90	)%(g)	11.48%	9.96%	37.69%
Ratios/Supplemental Data:
Net assets, end of period (millions)	$2,088.3		$1,936.7	$1,520.3		$1,654.7	$1,580.0	$1,551.9
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.62	%(i)	0.63%	0.63%		0.63%	0.63%	0.63%
Expenses before waivers and/or expense reimbursement	0.62	%(i)	0.63%	0.63%		0.63%	0.63%	0.63%
Net investment income (loss)	0.25	%(i)	0.25%	0.23%		0.14%	0.15%	0.18%
Portfolio turnover rate(j)	18	%(k)	51%	35%		31%	34%	40%

	Jennison Portfolio
	Class II
	Six Months Ended June 30, 2018(a)		Year Ended December 31,
			2017(a)	2016(a)		2015(a)	2014	2013(a)
Per Share Operating Performance:
Net Asset Value, beginning of period	$59.38		$43.62	$44.19		$39.80	$36.33	$26.49

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.05)		(0.08)	(0.07)		(0.11)	(0.10)	(0.07)
Net realized and unrealized gain (loss) on investments	6.53		15.84	(0.54)		4.50	3.57	9.91

Total from investment operations	6.48		15.76	(0.61)		4.39	3.47	9.84

Capital Contributions	—	(b)(c)	—	0.04	(d)	—	—	—

Net Asset Value, end of period	$65.86		$59.38	$43.62		$44.19	$39.80	$36.33

Total Return(e)	10.91	%(f)	36.13%	(1.29	)%(g)	11.03%	9.55%	37.15%
Ratios/Supplemental Data:
Net assets, end of period (millions)	$71.5		$60.3	$41.2		$60.4	$43.7	$40.3
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	1.02	%(i)	1.03%	1.03%		1.03%	1.03%	1.03%
Expenses before waivers and/or expense reimbursement	1.02	%(i)	1.03%	1.03%		1.03%	1.03%	1.03%
Net investment income (loss)	(0.15	)%(i)	(0.16)%	(0.17)%		(0.26)%	(0.25)%	(0.22)%
Portfolio turnover rate(j)	18	%(k)	51%	35%		31%	34%	40%

(a)	Calculated based on average shares outstanding during the period.

(b)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Less than $0.005 per share.

(d)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(g)

Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (0.99)% and (1.38)% for Class I and Class II, respectively.

(h)	Does not include expenses of the underlying funds in which the Portfolio invests.

(i)	Annualized.

(j)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(k)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(unaudited)

	Natural Resources Portfolio
	Class I
	Six Months Ended June 30, 2018		Year Ended December 31,
			2017	2016		2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$26.84		$26.89	$21.45		$29.87	$37.29	$33.83

Income (Loss) From Investment Operations:
Net investment income (loss)	0.29		0.40	0.26		0.29	0.23	0.20
Net realized and unrealized gain (loss) on investments	0.05		(0.45)	5.15		(8.71)	(7.65)	3.26

Total from investment operations	0.34		(0.05)	5.41		(8.42)	(7.42)	3.46

Capital Contributions	—		—	0.03	(b)	—	—	—

Net Asset Value, end of period	$27.18		$26.84	$26.89		$21.45	$29.87	$37.29

Total Return(c)	1.27%		(0.19)%	25.36	%(d)	(28.19)%	(19.90)%	10.23%
Ratios/Supplemental Data:
Net assets, end of period (millions)	$411.2		$424.6	$456.1		$386.3	$589.0	$792.1
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.51	%(f)	0.52%	0.56%		0.48%	0.45%	0.48%
Expenses before waivers and/or expense reimbursement .	0.52	%(f)	0.53%	0.57%		0.51%	0.50%	0.51%
Net investment income (loss)	2.20	%(f)	1.60%	1.08%		1.06%	0.59%	0.55%
Portfolio turnover rate(g)	59	%(h)	114%	140%		29%	24%	22%

	Natural Resources Portfolio
	Class II
	Six Months Ended June 30, 2018		Year Ended December 31,
			2017	2016		2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$26.06		$26.20	$20.99		$29.35	$36.78	$33.50

Income (Loss) From Investment Operations:
Net investment income (loss)	0.23		0.29	0.15		0.18	0.07	0.05
Net realized and unrealized gain (loss) on investments	0.04		(0.43)	5.03		(8.54)	(7.50)	3.23

Total from investment operations	0.27		(0.14)	5.18		(8.36)	(7.43)	3.28

Capital Contributions	—		—	0.03	(b)	—	—	—

Net Asset Value, end of period	$26.33		$26.06	$26.20		$20.99	$29.35	$36.78

Total Return(c)	1.04%		(0.53)%	24.82	%(d)	(28.48)%	(20.20)%	9.79%
Ratios/Supplemental Data:
Net assets, end of period (millions)	$48.8		$53.4	$42.0		$30.1	$43.5	$54.1
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.91	%(f)	0.92%	0.96%		0.88%	0.85%	0.88%
Expenses before waivers and/or expense reimbursement	0.92	%(f)	0.93%	0.97%		0.91%	0.90%	0.91%
Net investment income (loss)	1.79	%(f)	1.21%	0.64%		0.66%	0.19%	0.15%
Portfolio turnover rate(g)	59	%(h)	114%	140%		29%	24%	22%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)

Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 25.22% and 24.68% for Class I and Class II, respectively.

(e)	Does not include expenses of the underlying funds in which the Portfolio invests.

(f)	Annualized.

(g)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(h)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

(unaudited)

	Small Capitalization Stock Portfolio
	Six Months Ended June 30, 2018(a)		Year Ended December 31,
			2017(a)	2016(a)		2015(a)	2014(a)	2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$38.51		$34.08	$26.94		$27.57	$26.16	$18.56

Income (Loss) From Investment Operations:
Net investment income (loss)	0.17		0.39	0.35		0.30	0.25	0.22
Net realized and unrealized gain (loss) on investments	3.40		4.04	6.72		(0.93)	1.16	7.38

Total from investment operations	3.57		4.43	7.07		(0.63)	1.41	7.60

Capital Contributions	—		—	0.07	(b)	—	—	—

Net Asset Value, end of period	$42.08		$38.51	$34.08		$26.94	$27.57	$26.16

Total Return(c):	9.27%		13.00%	26.50	%(d)	(2.29)%	5.39%	40.95%
Ratios/Supplemental Data:
Net assets, end of period (millions)	$898.3		$850.0	$810.9		$682.4	$750.9	$770.1
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.39	%(f)	0.40%	0.40%		0.40%	0.40%	0.42%
Expenses before waivers and/or expense reimbursement	0.39	%(f)	0.40%	0.42%		0.45%	0.45%	0.45%
Net investment income (loss)	0.87	%(f)	1.11%	1.21%		1.06%	0.96%	0.92%
Portfolio turnover rate(g)	11	%(h)	17%	20%		16%	15%	14%

	Stock Index Portfolio
	Six Months Ended June 30, 2018		Year Ended December 31,
			2017	2016		2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$59.38		$50.70	$48.59		$49.33	$47.02	$35.65

Income (Loss) From Investment Operations:
Net investment income (loss)	0.48		0.92	0.89		0.86	0.79	0.73
Net realized and unrealized gain (loss) on investments	1.03		9.75	4.52		(0.26)	5.20	10.64

Total from investment operations	1.51		10.67	5.41		0.60	5.99	11.37

Less Distributions:	—		(1.99)	(3.37)		(1.34)	(3.68)	—
Capital Contributions	—		—	0.07	(b)	—	—	—

Net Asset Value, end of period	$60.89		$59.38	$50.70		$48.59	$49.33	$47.02

Total Return(c):	2.54%		21.46%	11.83	%(i)	1.18%	13.31%	31.89%
Ratios/Supplemental Data:
Net assets, end of period (millions)	$4,013.6		$3,928.3	$3,305.1		$3,010.1	$3,312.7	$2,890.5
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.31	%(f)	0.32%	0.32%		0.32%	0.32%	0.32%
Expenses before waivers and/or expense reimbursement	0.31	%(f)	0.32%	0.34%		0.37%	0.37%	0.37%
Net investment income (loss)	1.59	%(f)	1.69%	1.84%		1.74%	1.67%	1.77%
Portfolio turnover rate(g)	3	%(h)	4%	5%		9%	5%	3%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 26.24%.

(e)	Does not include expenses of the underlying funds in which the Portfolio invests.

(f)	Annualized.

(g)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(h)	Not annualized.

(i)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 11.69%.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Financial Highlights

(unaudited)

	Value Portfolio
	Class I
	Six Months Ended June 30, 2018(a)		Year Ended December 31,
			2017(a)	2016(a)		2015(a)	2014(a)	2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$31.68		$27.08	$24.31		$26.48	$24.05	$18.07

Income (Loss) From Investment Operations:
Net investment income (loss)	0.27		0.47	0.46		0.39	0.29	0.22
Net realized and unrealized gain (loss) on investments	(0.80)		4.13	2.28		(2.56)	2.14	5.76

Total from investment operations	(0.53)		4.60	2.74		(2.17)	2.43	5.98

Capital Contributions	—	(b)(c)	—	0.03	(d)	—	—	—

Net Asset Value, end of period	$31.15		$31.68	$27.08		$24.31	$26.48	$24.05

Total Return(e)	(1.67	)%(f)	16.99%	11.39	%(g)	(8.19)%	10.10%	33.09%
Ratios/Supplemental Data:
Net assets, end of period (millions)	$1,391.1		$1,480.3	$1,375.1		$1,355.1	$1,592.6	$1,568.7
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.42	%(i)	0.43%	0.42%		0.43%	0.40%	0.40%
Expenses before waivers and/or expense reimbursement	0.42	%(i)	0.43%	0.42%		0.43%	0.42%	0.43%
Net investment income (loss)	1.72	%(i)	1.63%	1.90%		1.52%	1.13%	1.06%
Portfolio turnover rate(j)	12	%(k)	16%	24%		32%	37%	41%

	Value Portfolio
	Class II
	Six Months Ended June 30, 2018(a)		Year Ended December 31,
			2017(a)	2016(a)		2015(a)	2014(a)	2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$31.27		$26.84	$24.19		$26.45	$24.12	$18.20

Income (Loss) From Investment Operations:
Net investment income (loss)	0.20		0.35	0.37		0.29	0.18	0.16
Net realized and unrealized gain (loss) on investments	(0.78)		4.08	2.25		(2.55)	2.15	5.76

Total from investment operations	(0.58)		4.43	2.62		(2.26)	2.33	5.92

Capital Contributions	—	(b)(c)	—	0.03	(d)	—	—	—

Net Asset Value, end of period	$30.69		$31.27	$26.84		$24.19	$26.45	$24.12

Total Return(e)	(1.85	)%(f)	16.51%	10.95	%(g)	(8.54)%	9.66%	32.53%
Ratios/Supplemental Data:
Net assets, end of period (millions)	$7.1		$7.5	$7.0		$9.7	$10.6	$7.4
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.82	%(i)	0.83%	0.82%		0.83%	0.80%	0.80%
Expenses before waivers and/or expense reimbursement	0.82	%(i)	0.83%	0.82%		0.83%	0.82%	0.83%
Net investment income (loss)	1.32	%(i)	1.23%	1.53%		1.12%	0.73%	0.66%
Portfolio turnover rate(j)	12	%(k)	16%	24%		32%	37%	41%

(a)	Calculated based on average shares outstanding during the period.

(b)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Less than $0.005 per share.

(d)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(g)

Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 11.27% and 10.83% for Class I and Class II, respectively.

(h)	Does not include expenses of the underlying funds in which the Portfolio invests.

(i)	Annualized.

(j)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(k)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C9

Approval of Advisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of The Prudential Series Fund (the Trust, and each series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with PGIM Investments LLC (“PGIM Investments”) and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 12-13, 2018 (“the Meeting”) and approved the renewal of the agreements through July 31, 2019, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from PGIM Investments and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PGIM Investments, which serves as the Trust’s investment manager pursuant to a management agreement, and between PGIM Investments and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PGIM Investments and each subadviser. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PGIM Investments’ and each subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to PGIM Investments and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to PGIM Investments and each subadviser. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., PGIM Limited, Jennison Associates LLC (Jennison) and Quantitative Management Associates LLC (QMA), each of which serve as subadvisers to various Portfolios of the Trust, are affiliated with PGIM Investments.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by PGIM Investments and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Trust’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM Fixed Income, Jennison and QMA, each of which are affiliates of PGIM Investments, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning whether PGIM Investments realizes economies of scale as the Portfolios’ assets grow beyond current levels. The Board noted that economies of scale, if any, may be shared with the Portfolios in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

With respect to the Stock Index Portfolio, the Board noted that the management fee schedule includes a breakpoint, which has the effect of decreasing the fee rate as assets increase, but that at its current level of assets, the Stock Index Portfolio does not realize the effect of any rate reduction. The Board took note, however, that the Stock Index Portfolio’s fee structure would result in a benefit to shareholders when (and if) assets reach the level at which the fee rate is reduced.

Other Benefits to PGIM Investments and the Subadvisers

The Board considered potential ancillary benefits that might be received by PGIM Investments, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PGIM Investments included compensation received by insurance company affiliates of PGIM Investments from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Trust. The Board also considered information provided by PGIM Investments regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PGIM Investments at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios for the one-, three-, five- and ten-year periods ended December 31, 2017, except as otherwise noted below. The Board compared the historical performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index and to a universe of mutual funds (the Peer Universe) that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2017. The Board considered the management fee for each Portfolio as compared to the management fee charged by PGIM Investments to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. The comparisons placed the Portfolios in various quartiles, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PGIM Investments deems appropriate, and for reasons addressed in detail with the Board, PGIM Investments may have provided and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Conservative Balanced Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Diversified Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Equity Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	3rd Quartile	4th Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed over the three-, five-, and ten-year periods.

•

The Board concluded that in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Flexible Managed Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Global Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: *
Net Total Expenses: *

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that PGIM Investments had contractually agreed to waive 0.024% of its management fee through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*	Note: Quartiles for Actual Management Fees and Net Total Expenses are unavailable because the peer group consists of four funds.

Government Income Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Government Money Market Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that PGIM Investments had agreed to voluntarily waive a portion of its management fee to ensure that the 1-day yield for the Portfolio does not fall below 0.00%.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

High Yield Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that PGIM Investments had contractually agreed to cap Portfolio expenses (exclusive of certain fees and expenses) at 0.57% through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Jennison Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Natural Resources Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	4th Quartile	4th Quartile	4th Quartile
Actual Management Fee: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board noted that in February 2016, the Portfolio appointed a new subadviser to replace the Portfolio’s prior subadviser, and that as a result, most of the Portfolio’s historical performance was not attributable to the Portfolio’s current subadviser.

•

The Board noted that the current subadviser did not yet have a three-year performance record and that, therefore, it would be prudent to allow the Portfolio’s current subadviser to further develop its performance record.

•	The Board noted that PGIM Investments had contractually agreed to waive 0.008% of its management fee through June 30, 2019.

•

The Board concluded that, in light of the above, it would be prudent to allow the new subadviser time to develop a performance record, and that it would be in the best interests of the Portfolio and its shareholders to renew the management agreement, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Small Capitalization Stock Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Stock Index Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	4th Quartile	4th Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed over the three-, five-, and ten-year periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The prospectuses for the Prudential Series Fund portfolios and the applicable variable annuity or variable life contract contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800) SEC-0330. Form N-Q is also available on the Fund’s website or by calling the telephone number referenced below.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

Owners of Group Variable Universal Life Insurance contracts should call (800) 562-9874.

Owners of Group Variable Universal Life Insurance contracts through AICPA should call (800) 223-7473.

The Prudential Series Fund may offer two classes of shares in each portfolio: Class I and Class II. Class I shares are sold only to separate accounts of The Prudential Insurance Company of America, Pruco Life Insurance Company, and Pruco Life Insurance Company of New Jersey (collectively, Prudential) and to separate accounts of insurance companies not affiliated with Prudential where Prudential has assumed responsibility for the administration of contracts issued through such non-affiliated insurance companies, as investment options under variable life insurance and variable annuity contracts (the Contracts). (A separate account keeps the assets supporting certain insurance contracts separate from the general assets and liabilities of the insurance company.) Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of Contracts.

The Prudential Series Fund is distributed by Prudential Investment Management Services LLC (PIMS), 655 Broad Street, 19th Floor, Newark, NJ 07102, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3777

Presorted

Standard

U.S. Postage

PAID

Prudential

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation, and The Prudential Insurance Company of America are available upon request. You may call (800)778-2255 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2018 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

PSF-SAR-A

The Prudential Series Fund

SEMIANNUAL REPORT	June 30, 2018

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2018 were not audited, and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

SP International Growth Portfolio

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The Prudential Series Fund Table of Contents	Semiannual Report	June 30, 2018

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements
Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2018

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Prudential Series Fund semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

The Prudential Series Fund	July 31, 2018

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2018

SP International Growth Portfolio
Five Largest Holdings	(% of Net Assets	)
Alibaba Group Holding Ltd.	4.0%
Tencent Holdings Ltd.	3.0%
Keyence Corp.	2.7%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
Kering SA	1.9%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2018

As a contract owner investing in the Portfolio through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolio		Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
SP International Growth (Class I)	Actual	$1,000.00	$1,019.90	1.01%	$5.06
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06
SP International Growth (Class II)	Actual	$1,000.00	$1,017.90	1.41%	$7.05
	Hypothetical	$1,000.00	$1,017.80	1.41%	$7.05

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2018, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

SP INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS — 96.6%	Shares	Value
Argentina — 0.5%
MercadoLibre, Inc.	1,439	$430,160

Australia — 3.3%
Aristocrat Leisure Ltd.	13,021	297,365
BHP Billiton PLC	28,744	645,085
Cochlear Ltd.	1,877	277,893
CSL Ltd.	4,533	645,241
Insurance Australia Group Ltd.	46,189	291,393
Macquarie Group Ltd.	6,892	628,111

		2,785,088

Austria — 0.4%
BAWAG Group AG, 144A	6,531	303,871

Belgium — 0.8%
KBC Group NV	9,031	693,582

Canada — 5.5%
Alimentation Couche-Tard, Inc. (Class B Stock)	9,164	398,095
Brookfield Asset Management, Inc. (Class A Stock)	12,752	516,966
Canadian National Railway Co.	7,773	635,782
Constellation Software, Inc.	776	601,811
Dollarama, Inc.	7,998	310,028
Shopify, Inc. (Class A Stock)*	4,515	658,693
Suncor Energy, Inc.	23,731	965,739
Toronto-Dominion Bank (The)	9,526	551,351

		4,638,465

China — 9.5%
Alibaba Group Holding Ltd., ADR*(a)	17,857	3,313,009
Baidu, Inc., ADR*	1,089	264,627
China Merchants Bank Co. Ltd. (Class H Stock)	125,000	459,801
JD.com, Inc., ADR*	17,050	664,098
NetEase, Inc., ADR	1,182	298,656
Tencent Holdings Ltd.	50,589	2,540,347
Yum China Holdings, Inc.	11,559	444,559

		7,985,097

Denmark — 1.6%
Danske Bank A/S	8,838	275,338
Novo Nordisk A/S (Class B Stock)	9,386	433,545
Novozymes A/S (Class B Stock)	6,422	324,813
Orsted A/S, 144A	4,603	278,119

		1,311,815

France — 14.4%
Air Liquide SA	1,637	205,190
Airbus SE	4,023	469,464
Arkema SA	5,114	603,454
BNP Paribas SA	5,015	310,213
Capgemini SE	3,186	426,956
Cie Generale des Etablissements Michelin SCA	1,664	201,308
Dassault Systemes SE	6,604	924,189
Kering SA	2,851	1,605,970
L’Oreal SA	5,566	1,372,170

COMMON STOCKS (continued)	Shares	Value
France (continued)
LVMH Moet Hennessy Louis Vuitton SE	5,388	$1,788,920
Pernod Ricard SA	5,831	951,648
Remy Cointreau SA	4,022	520,705
Safran SA	4,123	499,316
Schneider Electric SE	3,880	322,687
SPIE SA	11,660	236,012
TOTAL SA	16,494	1,001,612
Valeo SA	10,962	597,689

		12,037,503

Germany — 7.0%
Brenntag AG	4,085	226,970
Continental AG	1,400	318,609
CTS Eventim AG & Co. KGaA	8,108	398,085
Deutsche Boerse AG	2,224	295,690
Fresenius SE & Co. KGaA	6,262	501,366
Gerresheimer AG	4,420	357,596
Infineon Technologies AG	57,555	1,461,973
Puma SE	758	442,830
Rational AG	418	272,206
SAP SE, ADR	3,865	447,026
Scout24 AG, 144A	2,765	146,349
Wirecard AG	6,371	1,019,491

		5,888,191

Hong Kong — 3.1%
AIA Group Ltd.	135,400	1,179,525
Galaxy Entertainment Group Ltd.	68,000	524,175
Techtronic Industries Co. Ltd.	166,041	922,174

		2,625,874

India — 2.2%
HDFC Bank Ltd., ADR	11,384	1,195,547
Maruti Suzuki India Ltd.	5,061	652,274

		1,847,821

Ireland — 1.9%
AerCap Holdings NV*	10,021	542,637
CRH PLC	8,373	293,701
Kerry Group PLC (Class A Stock)	2,002	209,289
Kingspan Group PLC	11,726	586,144

		1,631,771

Israel — 0.8%
Check Point Software Technologies Ltd.*(a)	4,817	470,525
Tower Semiconductor Ltd.*	8,500	187,085

		657,610

Italy — 2.9%
Brembo SpA	13,817	186,347
Brunello Cucinelli SpA	19,351	861,675
Ferrari NV	5,674	766,951
Moncler SpA	13,155	596,909

		2,411,882

SEE NOTES TO FINANCIAL STATEMENTS.

A1

SP INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Japan — 11.9%
Bridgestone Corp.(a)	8,600	$335,941
Daikin Industries Ltd.	9,400	1,123,423
FANUC Corp.	2,215	439,039
Hoya Corp.	3,700	209,897
Kansai Paint Co. Ltd.	17,200	356,943
Kao Corp.(a)	5,200	396,352
Keyence Corp.	4,052	2,285,387
Komatsu Ltd.	13,100	372,938
Kose Corp.	5,097	1,096,336
Nabtesco Corp.	8,400	258,089
Nitori Holdings Co. Ltd.	2,700	420,061
Omron Corp.	4,200	195,652
ORIX Corp.	30,200	476,016
Shionogi & Co. Ltd.	5,700	292,489
Shiseido Co. Ltd.	7,300	579,299
SMC Corp.	1,250	457,614
Suzuki Motor Corp.	4,900	270,030
Tokyo Electron Ltd.	800	137,323
Toyota Motor Corp.	4,800	310,411

		10,013,240

Luxembourg — 0.3%
Tenaris SA	15,396	280,978

Netherlands — 3.9%
Adyen NV, 144A*	935	515,101
ASML Holding NV	6,506	1,287,440
Heineken NV	3,772	377,912
Koninklijke Philips NV	12,554	531,888
Royal Dutch Shell PLC (Class A Stock)	16,510	572,971

		3,285,312

Singapore — 0.3%
DBS Group Holdings Ltd.	10,900	211,973

South Africa — 0.3%
Bid Corp. Ltd.	10,635	212,956

Spain — 1.1%
ACS Actividades de Construccion y Servicios SA	10,130	408,705
Amadeus IT Group SA	6,387	502,226

		910,931

Sweden — 2.1%
Atlas Copco AB (Class A Stock)	26,041	754,162
Epiroc AB (Class A Stock)*	33,511	351,657
Hexagon AB (Class B Stock)	7,369	409,474
Swedbank AB (Class A Stock)	9,823	209,291

		1,724,584

Switzerland — 8.6%
Cie Financiere Richemont SA	3,274	276,766
Ferguson PLC	8,198	663,282
Geberit AG	828	354,520
Givaudan SA	462	1,046,346
Julius Baer Group Ltd.*	5,295	310,136
Lonza Group AG*	2,062	544,876
Novartis AG	4,650	352,242
Partners Group Holding AG	1,115	815,116

COMMON STOCKS (continued)	Shares	Value
Switzerland (continued)
Roche Holding AG	1,930	$428,186
SGS SA	157	417,180
Sonova Holding AG	1,750	313,046
Straumann Holding AG	1,196	907,030
Temenos AG*	3,288	494,471
UBS Group AG*	21,384	327,824

		7,251,021

Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	79,000	560,985

Thailand — 0.5%
CP ALL PCL	199,327	441,766

United Kingdom — 10.7%
Ashtead Group PLC	25,638	763,482
ASOS PLC*	8,583	688,467
Bunzl PLC	17,472	527,674
Compass Group PLC	45,229	964,084
DCC PLC	2,840	257,529
Experian PLC	21,403	527,982
Howden Joinery Group PLC	41,107	289,883
IMI PLC	18,705	278,349
Lloyds Banking Group PLC	390,059	323,639
London Stock Exchange Group PLC	11,703	688,949
Prudential PLC	16,800	382,978
Reckitt Benckiser Group PLC	3,608	296,450
RELX PLC	43,582	930,691
Segro PLC, REIT	33,390	294,061
Spectris PLC	8,204	281,876
St. James’s Place PLC	85,990	1,297,425
Unilever NV, CVA	3,770	210,053

		9,003,572

United States — 2.3%
Albemarle Corp.(a)	2,414	227,713
Aon PLC	3,328	456,502
Core Laboratories NV(a)	1,802	227,430
Delphi Technologies PLC	2,666	121,196
Samsonite International SA*	91,890	323,923
Sensata Technologies Holding PLC*(a)	7,000	333,060
TE Connectivity Ltd.	2,301	207,228

		1,897,052

TOTAL COMMON STOCKS (cost $58,815,480)		81,043,100

PREFERRED STOCKS — 1.4%
Germany
Henkel AG & Co. KGaA (PRFC)	3,392	432,815
Sartorius AG (PRFC)	4,888	727,683

TOTAL PREFERRED STOCKS (cost $741,903)		1,160,498

TOTAL LONG-TERM INVESTMENTS (cost $59,557,383)		82,203,598

SHORT-TERM INVESTMENTS — 7.3%
AFFILIATED MUTUAL FUNDS — 7.1%
PGIM Core Ultra Short Bond Fund(w)	978,983	978,983

SEE NOTES TO FINANCIAL STATEMENTS.

A2

SP INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (continued)
PGIM Institutional Money Market Fund (cost $4,914,018; includes $4,904,191 of cash collateral for securities on loan)(b)(w)	4,914,270	$4,914,761

TOTAL AFFILIATED MUTUAL FUNDS (cost $5,893,001)		5,893,744

UNAFFILIATED FUND — 0.2%
BlackRock Liquidity Funds FedFund Portfolio (cost $173,464)	173,464	173,464

TOTAL SHORT-TERM INVESTMENTS (cost $6,066,465)		6,067,208

TOTAL INVESTMENTS — 105.3% (cost $65,623,848)		88,270,806
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3)%		(4,403,730)

NET ASSETS — 100.0%		$83,867,076

The following abbreviations are used in the semiannual report:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
PRFC	Preference Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,728,576; cash collateral of $4,904,191 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$430,160	$—	$—
Australia	—	2,785,088	—
Austria	—	303,871	—
Belgium	—	693,582	—
Canada	4,638,465	—	—
China	4,984,949	3,000,148	—
Denmark	—	1,311,815	—
France	—	12,037,503	—
Germany	447,026	5,441,165	—
Hong Kong	—	2,625,874	—
India	1,195,547	652,274	—
Ireland	542,637	1,089,134	—
Israel	657,610	—	—
Italy	—	2,411,882	—
Japan	—	10,013,240	—
Luxembourg	—	280,978	—
Netherlands	515,101	2,770,211	—
Singapore	—	211,973	—
South Africa	—	212,956	—
Spain	—	910,931	—
Sweden	351,657	1,372,927	—
Switzerland	—	7,251,021	—
Taiwan	—	560,985	—
Thailand	—	441,766	—

SEE NOTES TO FINANCIAL STATEMENTS.

A3

SP INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
United Kingdom	$—	$9,003,572	$—
United States	1,573,129	323,923	—
Preferred Stocks
Germany	—	1,160,498	—
Affiliated Mutual Funds	5,893,744	—	—
Unaffiliated Fund	173,464	—	—

Total	$21,403,489	$66,867,317	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Internet Software & Services	9.2%
Affiliated Mutual Funds (5.8% represents investments purchased with collateral from securities on loan)	7.1
Textiles, Apparel & Luxury Goods	7.0
Capital Markets	5.8
Banks	5.4
Personal Products	4.4
Semiconductors & Semiconductor Equipment	4.3
Electronic Equipment, Instruments & Components	4.0
Health Care Equipment & Supplies	3.6
Machinery	3.6
Software	3.5
Trading Companies & Distributors	3.5
Chemicals	3.3
Oil, Gas & Consumable Fuels	3.0
IT Services	2.9
Hotels, Restaurants & Leisure	2.7
Insurance	2.7
Automobiles	2.4
Building Products	2.4
Beverages	2.2
Professional Services	2.2
Auto Components	2.1
Pharmaceuticals	1.8
Internet & Direct Marketing Retail	1.6
Food & Staples Retailing	1.3
Aerospace & Defense	1.2

Household Durables	1.1%
Life Sciences Tools & Services	1.0
Household Products	0.9
Biotechnology	0.8
Electrical Equipment	0.8
Metals & Mining	0.8
Road & Rail	0.8
Diversified Financial Services	0.6
Energy Equipment & Services	0.6
Health Care Providers & Services	0.6
Construction & Engineering	0.5
Media	0.5
Specialty Retail	0.5
Construction Materials	0.4
Electric Utilities	0.4
Equity Real Estate Investment Trusts (REITs)	0.4
Multiline Retail	0.4
Commercial Services & Supplies	0.3
Industrial Conglomerates	0.3
Food Products	0.2
Unaffiliated Fund	0.2

105.3
Liabilities in excess of other assets	(5.3)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$4,728,576	$(4,728,576)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A4

SP INTERNATIONAL GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2018

ASSETS
Investments at value, including securities on loan of $4,728,576:
Unaffiliated investments (cost $59,730,847)	$82,377,062
Affiliated investments (cost $5,893,001)	5,893,744
Foreign currency, at value (cost $39,635)	40,549
Tax reclaim receivable	471,276
Receivable for investments sold	224,938
Dividends and interest receivable	121,860
Receivable for Series shares sold	13,387
Receivable from affiliate	3,923
Prepaid expenses	107

Total Assets	89,146,846

LIABILITIES
Payable to broker for collateral for securities on loan	4,904,191
Payable to affiliate	154,983
Accrued expenses and other liabilities	109,060
Payable for investments purchased	48,022
Management fee payable	46,898
Payable for Series shares repurchased	15,586
Affiliated transfer agent fee payable	980
Distribution fee payable	31
Administration fee payable	19

Total Liabilities	5,279,770

NET ASSETS	$83,867,076

Net assets were comprised of:
Partners Equity	$83,867,076

Class I:
Net asset value and redemption price per share, $83,719,687 / 10,207,838 outstanding shares of beneficial interest	$8.20

Class II:
Net asset value and redemption price per share, $147,389 / 18,558 outstanding shares of beneficial interest	$7.94

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net) (foreign withholding tax $111,115, of which $7,420 is reimbursable by an affiliate)	$993,175
Income from securities lending, net (including affiliated income of $8,153)	18,876
Affiliated dividend income	9,527

Total income	1,021,578

EXPENSES
Management fee	359,923
Distribution fee—Class II	187
Administration fee—Class II	112
Custodian and accounting fees	69,578
Shareholders’ reports	31,777
Audit fee	15,025
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,298
Trustees’ fees	5,255
Legal fees and expenses	4,731
Miscellaneous	16,441

Total expenses	508,327
Less: Fee waivers and/or expense reimbursement	(80,355)

Net expenses	427,972

NET INVESTMENT INCOME (LOSS)	593,606

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(253))	2,489,044
Foreign currency transactions	(2,629)

2,486,415

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,143) (net of change in foreign capital gains taxes $34,291)	(1,552,526)
Foreign currencies	(3,725)

(1,556,251)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	930,164

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,523,770

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$593,606	$506,261
Net realized gain (loss) on investment and foreign currency transactions	2,486,415	4,282,697
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,556,251)	17,945,911

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,523,770	22,734,869

SERIES SHARE TRANSACTIONS
Series shares sold	2,626,864	5,559,010
Series shares repurchased	(4,759,870)	(8,075,448)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(2,133,006)	(2,516,438)

CAPITAL CONTRIBUTIONS	41,949	—

TOTAL INCREASE (DECREASE)	(567,287)	20,218,431
NET ASSETS:
Beginning of period	84,434,363	64,215,932

End of period	$83,867,076	$84,434,363

SEE NOTES TO FINANCIAL STATEMENTS.

A5

NOTES TO FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(Unaudited)

1.	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified open-end management investment company. The Series Fund is composed of seventeen Portfolios (“Portfolios”), each with separate series shares. The information presented in these financial statements pertains to the SP International Growth Portfolio (the “Portfolio”).

The Portfolio’s investment objective is long-term growth of capital.

2.	Accounting Policies

The Series Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series Fund and the Portfolio consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    The Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Portfolio, including: the Portfolio’s Treasurer (or the Treasurer’s direct reports); and the Portfolio’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolio’s foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security.

B1

If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, the Portfolio may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Board of the Portfolio. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Master Netting Arrangements:    The Series Fund, on behalf of the Portfolio, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed

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separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives.Amaster netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending:    The Portfolio may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than administration and distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes:    For federal income tax purposes, the Portfolio is treated as a separate taxpaying entity. The Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (Participating Insurance Companies). The Portfolio is not generally subject to entity-level taxation. Shareholders of the Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with the Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded. The Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:    Distributions, if any, from the Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Series Fund, on behalf of the Portfolio, has entered into a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment management services and

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supervises the subadviser’s performance of such services. PGIM Investments has entered into separate subadvisory agreements with each of Jennison Associates LLC (“Jennison”), Neuberger Berman Investment Advisors, LLC and William Blair & Company LLC (collectively, the “Subadvisers”), under which the Subadvisers provide investment advisory services for the Portfolio. PGIM Investments pays for the services of the Subadvisers cost of compensation of officers of the Portfolio, occupancy and certain clerical and administrative expenses of the Portfolio. The Portfolio bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.85% of the Portfolio’s average daily net assets. PGIM Investments has contractually agreed through June 30, 2019 to waive a portion of its management fee equal to an annual rate of 0.011% of the average daily net assets of the Portfolio.

PGIM Investments has contractually agreed through June 30, 2019 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, administrative fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Portfolio to 1.01% of the Portfolio’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The effective management fee rate net of waivers and/or expense reimbursements, was 0.66% for the six months ended June 30, 2018.

The Series Fund, on behalf of the Portfolio, has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I and Class II shares of the Portfolio. The Portfolio compensates PIMS for distributing and servicing the Portfolio’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Portfolio. Pursuant to the Class II Plan, the Class II shares of the Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund, on behalf of the Portfolio, has an administration agreement with PGIM Investments, which acts as the administrator of the Class II shares of the Portfolio. The administration fee paid to PGIM Investments is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

The Series Fund, on behalf of the Portfolio, has entered into a brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those portfolios generating the applicable trades. Such amounts are included within realized gain or loss on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2018, brokerage commission recaptured under these agreements was $1,125.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolio. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Portfolio may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”) and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended June 30, 2018, PGIM, Inc., an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, was compensated $2,086 by PGIM Investments for managing the Portfolio’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

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In February 2016, Prudential, the parent company of the Investment Manager self reported to the Securities and Exchange Commission (“SEC”) and certain other regulators that, in some cases, it failed to maximize securities lending income for the Portfolio of the Series Fund due to a long-standing restriction benefitting Prudential. The Board was not notified of the restriction until after it had been removed. Prudential paid the affected Portfolio an amount equal to the estimated loss associated with the unauthorized restriction. At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Series Fund. The amount of opportunity loss payment to the Portfolio is disclosed in the Portfolio’s “Financial Highlights” as “Capital Contributions”.

In addition to the above, Prudential has paid and continues to directly pay certain legal, audit and other charges in connection with the matter on behalf of the Portfolios.

The SEC Staff and other regulators continue to review the matter.

In March 2018, Prudential further notified the SEC that it failed to timely reimburse certain Portfolios for timing differences arising from circumstances in which the Portfolios are subject to a foreign withholding tax rate on dividend and interest income in excess of the treaty rate due to their tax status as partnerships (hereinafter referred to as “excess withholding tax”). Prudential paid each of the affected Portfolios an amount equal to the excess withholding tax in addition to an amount equal to the applicable Portfolio’s rate of return (“opportunity loss”) for various dates beginning from July 6, 2011 through February 28, 2018. The amount of each Portfolio’s opportunity loss was calculated by a third-party consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the Portfolios’ independent trustees. The aggregate opportunity loss payment to each affected Portfolio is disclosed in the respective Portfolios’ “Statement of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions”.

Prudential has further retained a consultant to conduct an analysis to determine if the Portfolios are entitled to additional excess withholding tax and related opportunity loss related to their status as tax partnerships from Prudential for the period beginning from January 2, 2006 through February 28, 2018. That review is considering detriments to the Portfolios arising from both timing differences (i.e., jurisdictions in which the Portfolio is subject to a higher withholding tax rate due to its tax status which is reclaimable) as described above as well as permanent tax detriments (i.e., jurisdictions in which the Portfolio is subject to a higher withholding tax rate due to its tax status which is not reclaimable). The review remains ongoing as of the date of this report, but it is expected that additional amounts will be due the Portfolios from Prudential. Upon completion, the results of this review will be subject to the same independent review as described in the preceding paragraph and Prudential will reimburse the affected Portfolios as appropriate.

During the reporting period, Prudential instituted a process to reimburse the affected Portfolios for any future excess withholding tax within approximately 30 days of the pay date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences or permanent detriments resulting from the Portfolios’ partnership tax status. Prudential is working to implement a process to reimburse the affected Portfolios in a more timely manner, which will be reviewed and tested by a third-party consultant retained by Prudential.

In cases in which the excess withholding tax is due to timing differences and is reclaimable, the affected Portfolios have the ability to file a reclaim with the relevant foreign tax authority to recover the difference between the treaty rate tax and the tax withheld. To avoid a Portfolio receiving and retaining a duplicate payment for the same reclaim, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received compensation from Prudential will be payable to Prudential. Pending reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the “Statement of Assets and Liabilities”. It is in the Portfolio’s discretion whether to file a reclaim with the relevant foreign tax authority. To the extent that there are costs associated with the filing of any such reclaim, those costs are borne by Prudential.

The following Portfolio has been reimbursed by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolio’s status as partnership for tax purposes. The following amounts have been accrued or paid:

Portfolio	2017 Withholding Tax	2018 Withholding Tax
SP International Growth Portfolio	$10,080	$7,420

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The following Portfolio has been reimbursed by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolio’s status as a partnership for tax purposes. The following amount has been paid:

2018 Payment
SP International Growth Portfolio	$164,439

The Portfolio may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the period ended June 30, 2018 no such transactions were entered into by the Portfolio.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended June 30, 2018, were $14,260,120 and $15,767,553, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended June 30, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
PGIM Core Ultra Short Bond Fund	$784,496	$7,149,215	$6,954,728	$—	$—	$978,983	978,983	$9,527
PGIM Institutional Money Market Fund	7,771,541	18,457,368	21,315,038	1,143	(253)	4,914,761	4,914,270	8,153	**

	$8,556,037	$25,606,583	$28,269,766	$1,143	$(253)	$5,893,744		$17,680

*	The Funds did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

6.	Tax Information

The Portfolio is treated as a partnership for tax purposes. The character of the cash distributions, if any, made by the partnership is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolio, book cost of assets differs from tax cost of assets as a result of the Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

Management has analyzed the Portfolio’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolio’s financial statements for the current reporting period. The Portfolio’s federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7.	Borrowings

The Series Fund, on behalf of the Portfolio, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Portfolio’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month London Interbank Offered Rate rate or (3) zero percent.

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Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Portfolio did not utilize the SCA during the period ended June 30, 2018.

8.	Capital and Ownership

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of the Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolio. Class I shares are also offered to separate accounts of non-affiliated insurers for which Prudential or its affiliates administer and/or reinsure the variable life insurance or variable annuity contracts issued in connection with the separate accounts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

As of June 30, 2018, substantially all shares of the Portfolio were owned of record by the following affiliates of the Series Fund: Prudential Annuities Life Assurance Corporation (“PALAC”), Pruco Life Insurance Company of New Jersey (“PLNJ”), Pruco Life Insurance Company (“PLAZ”) and Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by each of these entities.

	Number of Shareholders	% of Outstanding Shares	% held by an Affiliate of Prudential
SP International Growth Portfolio	4	100	100

Transactions in shares of beneficial interest were as follows:

Class I:	Shares	Amount
Period ended June 30, 2018:
Series shares sold	317,570	$2,626,864
Series shares repurchased	(574,986)	(4,757,195)

Net increase (decrease) in shares outstanding	(257,416)	$(2,130,331)

Year ended December 31, 2017:
Series shares sold	766,642	$5,559,009
Series shares repurchased	(1,106,799)	(7,861,924)

Net increase (decrease) in shares outstanding	(340,157)	$(2,302,915)

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Class II:	Shares	Amount
Period ended June 30, 2018:
Series shares sold	—	$—
Series shares repurchased	(334)	(2,675)

Net increase (decrease) in shares outstanding	(334)	$(2,675)

Year ended December 31, 2017:
Series shares sold	—	$1
Series shares repurchased	(29,041)	(213,524)

Net increase (decrease) in shares outstanding	(29,041)	$(213,523)

9.	Other Risks

The Portfolio’s risks include, but are not limited to, some or all of the risks discussed below:

Emerging Markets and Foreign Securities Risk:    The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. The Portfolio’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio may invest may have markets that are less liquid, less regulated and more volatile than US markets.

Geographic Concentration Risk:    The Portfolio’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Portfolio invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Liquidity Risk:    The Portfolio may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk includes the risk that the Portfolio may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Portfolio may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Portfolio’s value or prevent the Portfolio from being able to take advantage of other investment opportunities.

Market and Credit Risk:    Securities markets may be volatile and the market prices of the Portfolio’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Portfolio fall, the value of an investment in the Portfolio will decline. Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio have unsettled or open transactions defaults.

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Financial Highlights

(unaudited)

	SP International Growth Portfolio
	Class I
	Six Months Ended June 30, 2018		Year Ended December 31,
			2017	2016		2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$8.05		$5.92	$6.14		$5.94	$6.30	$5.30

Income (Loss) From Investment Operations:
Net investment income (loss)	0.06		0.05	0.05		0.03	0.03	0.02
Net realized and unrealized gain (loss) on investments	0.09		2.08	(0.28)		0.17	(0.39)	0.98

Total from investment operations	0.15		2.13	(0.23)		0.20	(0.36)	1.00

Capital Contributions	—	(b)(c)	—	0.01	(d)	—	—	—

Net Asset Value, end of period	$8.20		$8.05	$5.92		$6.14	$5.94	$6.30

Total Return(e)	1.86	%(f)	35.98%	(3.58	)%(g)	3.37%	(5.71)%	18.87%
Ratios/Supplemental Data:
Net assets, end of period (millions)	$83.7		$84.3	$63.9		$71.5	$74.5	$86.9
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	1.01	%(i)	1.01%	1.03%		1.22%	1.23%	1.30%
Expenses before waivers and/or expense reimbursement	1.20	%(i)	1.34%	1.25%		1.23%	1.24%	1.31%
Net investment income (loss)	1.40	%(i)	0.67%	0.80%		0.51%	0.55%	0.37%
Portfolio turnover rate(j)	17	%(k)	45%	57%		48%	55%	103%

	SP International Growth Portfolio
	Class II
	Six Months Ended June 30, 2018		Year Ended December 31,
			2017	2016		2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$7.81		$5.76	$6.01		$5.83	$6.21	$5.24

Income (Loss) From Investment Operations:
Net investment income (loss)	0.04		0.03	0.04		0.01	0.01	— (b)
Net realized and unrealized gain (loss) on investments	0.09		2.02	(0.30)		0.17	(0.39)	0.97

Total from investment operations	0.13		2.05	(0.26)		0.18	(0.38)	0.97

Capital Contributions	—	(b)(c)	—	0.01	(d)	—	—	—

Net Asset Value, end of period	$7.94		$7.81	$5.76		$6.01	$5.83	$6.21

Total Return(e)	1.66	%(f)	35.59%	(4.16	)%(g)	3.09%	(6.12)%	18.51%
Ratios/Supplemental Data:
Net assets, end of period (millions)	$0.1		$0.1	$0.3		$6.1	$6.9	$9.1
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	1.41	%(i)	1.41%	1.43%		1.62%	1.63%	1.70%
Expenses before waivers and/or expense reimbursement	1.60	%(i)	1.72%	1.65%		1.63%	1.64%	1.71%
Net investment income (loss)	1.01	%(i)	0.39%	0.61%		0.13%	0.17%	(0.03)%
Portfolio turnover rate(j)	17	%(k)	45%	57%		48%	55%	103%

(a)	Calculated based on average shares outstanding during the period.

(b)	Less than $0.005 per share.

(c)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(g)

Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (3.74)% and (4.33)% for Class I and Class II, respectively.

(h)	Does not include expenses of the underlying funds in which the Portfolio invests.

(i)	Annualized.

(j)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(k)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

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Approval of Advisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of The Prudential Series Fund (the Trust, and each series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the SP International Growth Portfolio’s (the Portfolio) subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 12-13, 2018 (“the Meeting”) and approved the renewal of the agreements through July 31, 2019, after concluding that the renewal of the agreements was in the best interests of the Trust, the Portfolio and the Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of the Portfolio, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from PGIM Investments and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PGIM Investments, which serves as the Trust’s investment manager pursuant to a management agreement, and between PGIM Investments and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Trust, the Portfolio and the Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PGIM Investments and each subadviser. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’

portfolio managers who are responsible for the day-to-day management of the Portfolio. The Board was provided with information pertaining to PGIM Investments’ and each subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to PGIM Investments and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to PGIM Investments and each subadviser. The Board noted that Jennison Associates LLC (Jennison), which serves as subadviser to the Portfolio, is affiliated with PGIM Investments.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Portfolio by each subadviser, and that there was a reasonable basis on which to conclude that the Portfolio benefits from the services provided by PGIM Investments and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Trust’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of Jennison, which is an affiliate of PGIM Investments, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning whether PGIM Investments realizes economies of scale as the Portfolio’s assets grow beyond current levels. The Board noted that economies of scale, if any, may be shared with the Portfolio in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and the Subadvisers

The Board considered potential ancillary benefits that might be received by PGIM Investments, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PGIM Investments included compensation received by insurance company affiliates of PGIM Investments from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Trust. The Board also considered information provided by PGIM Investments regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PGIM Investments at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolio / Fees and Expenses / Other Factors

With respect to the Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolio for the one-, three-, five- and ten-year periods ended December 31, 2017. The Board compared the historical performance of the Portfolio to the comparable performance of the Portfolio’s benchmark index and to a universe of mutual funds (the Peer Universe) that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio.

The Board also considered the Portfolio’s actual management fee, as well as the Portfolio’s net total expense ratio, for the calendar year 2017. The Board considered the management fee for the Portfolio as compared to the management fee charged by PGIM Investments to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. The comparisons placed the Portfolio in various quartiles, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PGIM Investments deems appropriate, and for reasons addressed in detail with the Board, PGIM Investments may have provided and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding the Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

SP International Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that PGIM Investments had contractually agreed to waive 0.011% of its management fee through June 30, 2019.

•	The Board further noted that PGIM Investments had contractually agreed through June 30, 2019 to cap the Portfolio’s operating expenses at 1.01% (exclusive of certain fees and expenses).

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The prospectuses for the Prudential Series Fund portfolios and the applicable variable annuity or variable life contract contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800) SEC-0330. Form N-Q is also available on the Fund’s website or by calling the telephone number referenced below.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

Owners of Group Variable Universal Life Insurance contracts should call (800) 562-9874.

Owners of Group Variable Universal Life Insurance contracts through AICPA should call (800) 223-7473.

The Prudential Series Fund may offer two classes of shares in each portfolio: Class I and Class II. Class I shares are sold only to separate accounts of The Prudential Insurance Company of America, Pruco Life Insurance Company, and Pruco Life Insurance Company of New Jersey (collectively, Prudential) and to separate accounts of insurance companies not affiliated with Prudential where Prudential has assumed responsibility for the administration of contracts issued through such non-affiliated insurance companies, as investment options under variable life insurance and variable annuity contracts (the Contracts). (A separate account keeps the assets supporting certain insurance contracts separate from the general assets and liabilities of the insurance company.) Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of Contracts.

The Prudential Series Fund is distributed by Prudential Investment Management Services LLC (PIMS), 655 Broad Street, 19th Floor, Newark, NJ 07102, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

Presorted

Standard

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PAID

Prudential

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation, and The Prudential Insurance Company of America are available upon request. You may call (800)778-2255 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2018 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

PSF-SAR-SP INTL GROWTH

The Prudential Series Fund

SEMIANNUAL REPORT	June 30, 2018

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2018 were not audited, and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

SP Prudential U.S. Emerging Growth Portfolio

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The Prudential Series Fund Table of Contents	Semiannual Report	June 30, 2018

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements
Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2018

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Prudential Series Fund semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

The Prudential Series Fund	July 31, 2018

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2018

SP Prudential U.S. Emerging Growth Portfolio
Five Largest Holdings	(% of Net Assets	)
SBA Communications Corp.	2.4%
ServiceNow, Inc.	2.2%
Hilton Worldwide Holdings, Inc.	2.1%
Roper Technologies, Inc.	2.1%
CBRE Group, Inc. (Class A Stock)	1.9%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2018

As a contract owner investing in the Portfolio through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolio		Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
SP Prudential US Emerging Growth (Class I)	Actual	$1,000.00	$1,031.80	0.68%	$3.43
	Hypothetical	$1,000.00	$1,021.42	0.68%	$3.41
SP Prudential US Emerging Growth (Class II)	Actual	$1,000.00	$1,030.10	1.08%	$5.44
	Hypothetical	$1,000.00	$1,019.44	1.08%	$5.41

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2018, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 2.0%
BWX Technologies, Inc.	37,128	$2,313,817
Hexcel Corp.(a)	39,114	2,596,387

		4,910,204

Air Freight & Logistics — 0.8%
XPO Logistics, Inc.*	20,019	2,005,503

Airlines — 0.4%
Spirit Airlines, Inc.*(a)	24,497	890,466

Auto Components — 1.5%
Aptiv PLC	41,361	3,789,908

Banks — 1.4%
First Republic Bank	15,835	1,532,670
Pinnacle Financial Partners, Inc.	30,909	1,896,267

		3,428,937

Biotechnology — 2.1%
Alexion Pharmaceuticals, Inc.*	20,353	2,526,825
BioMarin Pharmaceutical, Inc.*	28,136	2,650,411

		5,177,236

Capital Markets — 4.8%
Affiliated Managers Group, Inc.	20,775	3,088,619
Lazard Ltd. (Class A Stock)	41,332	2,021,548
Moody’s Corp.	16,271	2,775,182
TD Ameritrade Holding Corp.	76,682	4,199,873

		12,085,222

Chemicals — 2.9%
Albemarle Corp.(a)	21,790	2,055,451
Celanese Corp. (Class A Stock)	16,390	1,820,273
FMC Corp.	37,623	3,356,348

		7,232,072

Commercial Services & Supplies — 2.5%
Cintas Corp.	14,922	2,761,614
Stericycle, Inc.*	52,934	3,456,060

		6,217,674

Communications Equipment — 1.6%
Palo Alto Networks, Inc.*	19,993	4,107,962

Construction & Engineering — 1.4%
Quanta Services, Inc.*	102,640	3,428,176

Construction Materials — 1.3%
Vulcan Materials Co.	25,628	3,307,550

Consumer Finance — 1.6%
SLM Corp.*	349,845	4,005,725

Containers & Packaging — 0.8%
Sealed Air Corp.	45,520	1,932,324

Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions, Inc.*	15,011	1,538,928

Electrical Equipment — 1.7%
AMETEK, Inc.	58,951	4,253,904

Electronic Equipment, Instruments & Components — 3.6%
Amphenol Corp. (Class A Stock)	41,348	3,603,478

COMMON STOCKS (continued)	Shares	Value
Electronic Equipment, Instruments & Components (continued)
CDW Corp.	39,786	$3,214,311
Flex Ltd.*	144,881	2,044,271

		8,862,060

Energy Equipment & Services — 1.0%
Patterson-UTI Energy, Inc.	95,276	1,714,968
TechnipFMC PLC (United Kingdom)	23,995	761,601

		2,476,569

Equity Real Estate Investment Trusts (REITs) — 3.6%
Equinix, Inc.	7,030	3,022,127
SBA Communications Corp.*(a)	36,725	6,064,032

		9,086,159

Food & Staples Retailing — 1.4%
US Foods Holding Corp.*	91,550	3,462,421

Food Products — 1.0%
McCormick & Co., Inc.(a)	21,948	2,547,943

Health Care Equipment & Supplies — 2.4%
Edwards Lifesciences Corp.*	21,463	3,124,369
Hill-Rom Holdings, Inc.	19,814	1,730,555
Teleflex, Inc.	4,157	1,114,949

		5,969,873

Health Care Providers & Services — 3.7%
Centene Corp.*	35,844	4,416,339
Laboratory Corp. of America Holdings*	19,075	3,424,535
Universal Health Services, Inc. (Class B Stock)	13,088	1,458,527

		9,299,401

Hotels, Restaurants & Leisure — 4.9%
Aramark	39,871	1,479,214
Hilton Worldwide Holdings, Inc.	66,732	5,282,505
Norwegian Cruise Line Holdings Ltd.*	54,126	2,557,454
Royal Caribbean Cruises Ltd.	11,818	1,224,345
Vail Resorts, Inc.(a)	6,334	1,736,719

		12,280,237

Household Durables — 0.8%
Mohawk Industries, Inc.*	9,847	2,109,917

Household Products — 1.8%
Church & Dwight Co., Inc.	54,018	2,871,597
Clorox Co. (The)	12,604	1,704,691

		4,576,288

Industrial Conglomerates — 2.1%
Roper Technologies, Inc.	18,718	5,164,483

Internet Software & Services — 1.1%
GrubHub, Inc.*(a)	9,703	1,017,942
LogMeIn, Inc.	17,310	1,787,257

		2,805,199

IT Services — 6.6%
Fidelity National Information Services, Inc.	36,901	3,912,613
FleetCor Technologies, Inc.*	17,046	3,590,740

SEE NOTES TO FINANCIAL STATEMENTS.

A1

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
IT Services (continued)
Global Payments, Inc.	41,039	$4,575,438
Worldpay, Inc. (Class A Stock)*	54,709	4,474,102

		16,552,893

Life Sciences Tools & Services — 2.1%
Illumina, Inc.*	9,099	2,541,260
IQVIA Holdings, Inc.*	17,608	1,757,631
PRA Health Sciences, Inc.*	10,143	946,950

		5,245,841

Machinery — 1.6%
Allison Transmission Holdings, Inc.	12,158	492,278
Fortive Corp.	25,973	2,002,778
Stanley Black & Decker, Inc.	10,673	1,417,481

		3,912,537

Mortgage Real Estate Investment Trusts (REITs) — 1.3%
Starwood Property Trust, Inc.	146,418	3,178,735

Multiline Retail — 1.4%
Dollar Tree, Inc.*	41,180	3,500,300

Oil, Gas & Consumable Fuels — 2.8%
Cimarex Energy Co.	13,197	1,342,663
Noble Energy, Inc.	109,850	3,875,508
Targa Resources Corp.	38,057	1,883,441

		7,101,612

Pharmaceuticals — 1.0%
Zoetis, Inc.	29,563	2,518,472

Professional Services — 2.8%
CoStar Group, Inc.*	5,354	2,209,221
IHS Markit Ltd.*	73,674	3,800,842
Verisk Analytics, Inc.*	9,519	1,024,625

		7,034,688

Real Estate Management & Development — 3.0%
CBRE Group, Inc. (Class A Stock)*	101,928	4,866,043
Howard Hughes Corp. (The)*	18,951	2,511,007

		7,377,050

Road & Rail — 1.1%
J.B. Hunt Transport Services, Inc.	22,394	2,721,991

Semiconductors & Semiconductor Equipment — 6.6%
Analog Devices, Inc.	46,313	4,442,343
Cavium, Inc.*	28,300	2,447,950
Lam Research Corp.(a)	8,574	1,482,016
Marvell Technology Group Ltd.	154,064	3,303,132
Microchip Technology, Inc.(a)	35,716	3,248,370
Universal Display Corp.(a)	18,382	1,580,852

		16,504,663

COMMON STOCKS (continued)	Shares	Value
Software — 7.5%
Guidewire Software, Inc.*	27,813	$2,469,238
Proofpoint, Inc.*	10,788	1,243,964
Red Hat, Inc.*	33,182	4,458,666
ServiceNow, Inc.*	31,590	5,448,327
Splunk, Inc.*	38,542	3,819,898
Take-Two Interactive Software, Inc.*	10,814	1,279,945

		18,720,038

Specialty Retail — 5.2%
Advance Auto Parts, Inc.	29,255	3,969,903
Burlington Stores, Inc.*	15,234	2,293,174
Ross Stores, Inc.	45,574	3,862,397
Ulta Beauty, Inc.*	11,848	2,766,034

		12,891,508

Textiles, Apparel & Luxury Goods — 0.5%
Tapestry, Inc.	27,159	1,268,597

TOTAL LONG-TERM INVESTMENTS (cost $175,771,430)		245,481,266

SHORT-TERM INVESTMENTS — 7.7%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	3,434,394	3,434,394
PGIM Institutional Money Market Fund (cost $15,856,973; includes $15,822,674 of cash collateral for securities on loan)(b)(w)	15,858,779	15,860,365

TOTAL SHORT-TERM INVESTMENTS (cost $19,291,368)		19,294,759

TOTAL INVESTMENTS — 106.0% (cost $195,062,798)		264,776,025
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.0)%		(15,049,040)

NET ASSETS — 100.0%		$249,726,985

The following abbreviation is used in the semiannual report:

REITs	Real Estate Investment Trusts

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,603,398; cash collateral of $15,822,674 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

A2

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$4,910,204	$—	$—
Air Freight & Logistics	2,005,503	—	—
Airlines	890,466	—	—
Auto Components	3,789,908	—	—
Banks	3,428,937	—	—
Biotechnology	5,177,236	—	—
Capital Markets	12,085,222	—	—
Chemicals	7,232,072	—	—
Commercial Services & Supplies	6,217,674	—	—
Communications Equipment	4,107,962	—	—
Construction & Engineering	3,428,176	—	—
Construction Materials	3,307,550	—	—
Consumer Finance	4,005,725	—	—
Containers & Packaging	1,932,324	—	—
Diversified Consumer Services	1,538,928	—	—
Electrical Equipment	4,253,904	—	—
Electronic Equipment, Instruments & Components	8,862,060	—	—
Energy Equipment & Services	2,476,569	—	—
Equity Real Estate Investment Trusts (REITs)	9,086,159	—	—
Food & Staples Retailing	3,462,421	—	—
Food Products	2,547,943	—	—
Health Care Equipment & Supplies	5,969,873	—	—
Health Care Providers & Services	9,299,401	—	—
Hotels, Restaurants & Leisure	12,280,237	—	—
Household Durables	2,109,917	—	—
Household Products	4,576,288	—	—
Industrial Conglomerates	5,164,483	—	—
Internet Software & Services	2,805,199	—	—
IT Services	16,552,893	—	—
Life Sciences Tools & Services	5,245,841	—	—
Machinery	3,912,537	—	—
Mortgage Real Estate Investment Trusts (REITs)	3,178,735	—	—
Multiline Retail	3,500,300	—	—
Oil, Gas & Consumable Fuels	7,101,612	—	—
Pharmaceuticals	2,518,472	—	—
Professional Services	7,034,688	—	—
Real Estate Management & Development	7,377,050	—	—
Road & Rail	2,721,991	—	—
Semiconductors & Semiconductor Equipment	16,504,663	—	—
Software	18,720,038	—	—
Specialty Retail	12,891,508	—	—
Textiles, Apparel & Luxury Goods	1,268,597	—	—
Affiliated Mutual Funds	19,294,759	—	—

Total	$264,776,025	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Affiliated Mutual Funds (6.3% represents investments purchased with collateral from securities on loan)	7.7%
Software	7.5
IT Services	6.6
Semiconductors & Semiconductor Equipment	6.6

Specialty Retail	5.2%
Hotels, Restaurants & Leisure	4.9
Capital Markets	4.8
Health Care Providers & Services	3.7
Electronic Equipment, Instruments & Components	3.6

SEE NOTES TO FINANCIAL STATEMENTS.

A3

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Industry table (con’t)
Equity Real Estate Investment Trusts (REITs)	3.6%
Real Estate Management & Development	3.0
Chemicals	2.9
Oil, Gas & Consumable Fuels	2.8
Professional Services	2.8
Commercial Services & Supplies	2.5
Health Care Equipment & Supplies	2.4
Biotechnology	2.1
Industrial Conglomerates	2.1
Life Sciences Tools & Services	2.1
Aerospace & Defense	2.0
Household Products	1.8
Electrical Equipment	1.7
Communications Equipment	1.6
Consumer Finance	1.6
Machinery	1.6
Auto Components	1.5
Banks	1.4
Construction & Engineering	1.4
Food & Staples Retailing	1.4

Multiline Retail	1.4%
Construction Materials	1.3
Mortgage Real Estate Investment Trusts (REITs)	1.3
Internet Software & Services	1.1
Road & Rail	1.1
Energy Equipment & Services	1.0
Food Products	1.0
Pharmaceuticals	1.0
Air Freight & Logistics	0.8
Containers & Packaging	0.8
Household Durables	0.8
Diversified Consumer Services	0.6
Textiles, Apparel & Luxury Goods	0.5
Airlines	0.4

106.0
Liabilities in excess of other assets	(6.0)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$15,603,398	$(15,603,398)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A4

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2018

ASSETS
Investments at value, including securities on loan of $15,603,398:
Unaffiliated investments (cost $175,771,430)	$245,481,266
Affiliated investments (cost $19,291,368)	19,294,759
Receivable for investments sold	1,363,132
Dividends receivable	126,036
Receivable for Series shares sold	12,674
Tax reclaim receivable	4,398
Prepaid expenses	550

Total Assets	266,282,815

LIABILITIES
Payable to broker for collateral for securities on loan	15,822,674
Payable for investments purchased	486,373
Management fee payable	126,641
Accrued expenses and other liabilities	105,395
Payable for Series shares repurchased	9,162
Payable to affiliate	4,398
Affiliated transfer agent fee payable	980
Distribution fee payable	129
Administration fee payable	78

Total Liabilities	16,555,830

NET ASSETS	$249,726,985

Net assets were comprised of:
Partners Equity	$249,726,985

Class I:
Net asset value and redemption price per share, $249,116,214 / 16,323,980 outstanding shares of beneficial interest	$15.26

Class II:
Net asset value and redemption price per share, $610,771 / 42,494 outstanding shares of beneficial interest	$14.37

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $9 foreign withholding tax)	$935,919
Affiliated dividend income	56,494
Affiliated income from securities lending, net	27,091

Total income	1,019,504

EXPENSES
Management fee	754,687
Distribution fee—Class II	709
Administration fee—Class II	425
Shareholders’ reports	36,636
Custodian and accounting fees	26,051
Audit fee	13,736
Trustees’ fees	6,003
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Legal fees and expenses	4,943
Miscellaneous	6,858

Total expenses	855,345

NET INVESTMENT INCOME (LOSS)	164,159

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investment transactions (including affiliated of $(27))	12,503,283

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $4,121)	(4,627,304)

NET GAIN (LOSS) ON INVESTMENTS	7,875,979

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,040,138

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$164,159	$428,873
Net realized gain (loss) on investment transactions	12,503,283	22,605,268
Net change in unrealized appreciation (depreciation) on investments	(4,627,304)	24,449,624

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,040,138	47,483,765

SERIES SHARE TRANSACTIONS
Series shares sold	4,451,265	6,208,440
Series shares repurchased	(13,167,015)	(21,736,799)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(8,715,750)	(15,528,359)

CAPITAL CONTRIBUTIONS	2,111	—

TOTAL INCREASE (DECREASE)	(673,501)	31,955,406
NET ASSETS:
Beginning of period	250,400,486	218,445,080

End of period	$249,726,985	$250,400,486

SEE NOTES TO FINANCIAL STATEMENTS.

A5

NOTES TO FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(unaudited)

1.	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified open-end management investment company. The Series Fund is composed of seventeen Portfolios (“Portfolios”), each with separate series shares. The information presented in these financial statements pertains to SP Prudential U.S. Emerging Growth Portfolio (the “Portfolio”).

The Portfolio’s investment objective is long-term capital appreciation.

2.	Accounting Policies

The Series Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series Fund and the Portfolio consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    The Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Portfolio, including: the Portfolio’s Treasurer (or the Treasurer’s direct reports); and the Portfolio’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolio’s foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security.

B1

If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, the Portfolio may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Board of the Portfolio. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Master Netting Arrangements:    The Series Fund, on behalf of the Portfolio, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Portfolio. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty

B2

against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending:    The Portfolio may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than administration and distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes:    For federal income tax purposes, the Portfolio is treated as a separate taxpaying entity. The Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (Participating Insurance Companies). The Portfolio is not generally subject to entity-level taxation. Shareholders of the Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with the Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded. The Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:    Distributions, if any, from the Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Series Fund, on behalf of the Portfolio, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment management services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”) (the “Subadviser”), under which Jennison provides investment advisory services for the Portfolio. PGIM Investments pays for the services of the Subadviser, cost of compensation of officers of the Portfolio, occupancy and certain clerical and administrative expenses of the Portfolio. The Portfolio bears all other costs and expenses.

B3

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.60% of the Portfolio’s average daily net assets.

The Series Fund, on behalf of the Portfolio, has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I and Class II shares of the Portfolio. The Portfolio compensates PIMS for distributing and servicing the Portfolio’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Portfolio. Pursuant to the Class II Plan, the Class II shares of the Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PGIM Investments, which acts as the administrator of the Class II shares of the Portfolio. The administration fee paid to PGIM Investments is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Series Fund, on behalf of the Portfolio, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2018, brokerage commission recaptured under these agreements was $5,000.

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolio. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Portfolio may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”) and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended June 30, 2018, PGIM, Inc., an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, was compensated $7,829 by PGIM Investments for managing the Portfolio’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

In February 2016, Prudential, the parent company of the Investment Manager self reported to the Securities and Exchange Commission (“SEC”) and certain other regulators that, in some cases, it failed to maximize securities lending income for the Portfolio of the Series Fund due to a long-standing restriction benefitting Prudential. The Board was not notified of the restriction until after it had been removed. Prudential paid the affected Portfolio an amount equal to the estimated loss associated with the unauthorized restriction. At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Series Fund. The amount of opportunity loss payment to the Portfolio is disclosed in the Portfolio’s “Financial Highlights” as “Capital Contributions”.

In addition to the above, Prudential has paid and continues to directly pay certain legal, audit and other charges in connection with the matter on behalf of the Portfolios.

The SEC Staff and other regulators continue to review the matter.

In March 2018, Prudential further notified the SEC that it failed to timely reimburse certain Portfolios for timing differences arising from circumstances in which the Portfolios are subject to a foreign withholding tax rate on dividend and interest income in excess of the treaty rate due to their tax status as partnerships (hereinafter referred

B4

to as “excess withholding tax”). Prudential paid each of the affected Portfolios an amount equal to the excess withholding tax in addition to an amount equal to the applicable Portfolio’s rate of return (“opportunity loss”) for various dates beginning from July 6, 2011 through February 28, 2018. The amount of each Portfolio’s opportunity loss was calculated by a third-party consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the Portfolios’ independent trustees. The aggregate opportunity loss payment to each affected Portfolio is disclosed in the respective Portfolios’ “Statement of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions”.

Prudential has further retained a consultant to conduct an analysis to determine if the Portfolios are entitled to additional excess withholding tax and related opportunity loss related to their status as tax partnerships from Prudential for the period beginning from January 2, 2006 through February 28, 2018. That review is considering detriments to the Portfolios arising from both timing differences (i.e., jurisdictions in which the Portfolio is subject to a higher withholding tax rate due to its tax status which is reclaimable) as described above as well as permanent tax detriments (i.e., jurisdictions in which the Portfolio is subject to a higher withholding tax rate due to its tax status which is not reclaimable). The review remains ongoing as of the date of this report, but it is expected that additional amounts will be due the Portfolios from Prudential. Upon completion, the results of this review will be subject to the same independent review as described in the preceding paragraph and Prudential will reimburse the affected Portfolios as appropriate.

During the reporting period, Prudential instituted a process to reimburse the affected Portfolios for any future excess withholding tax within approximately 30 days of the pay date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences or permanent detriments resulting from the Portfolios’ partnership tax status. Prudential is working to implement a process to reimburse the affected Portfolios in a more timely manner, which will be reviewed and tested by a third-party consultant retained by Prudential.

In cases in which the excess withholding tax is due to timing differences and is reclaimable, the affected Portfolios have the ability to file a reclaim with the relevant foreign tax authority to recover the difference between the treaty rate tax and the tax withheld. To avoid a Portfolio receiving and retaining a duplicate payment for the same reclaim, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received compensation from Prudential will be payable to Prudential. Pending reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the “Statement of Assets and Liabilities”. It is in the Portfolio’s discretion whether to file a reclaim with the relevant foreign tax authority. To the extent that there are costs associated with the filing of any such reclaim, those costs are borne by Prudential.

The following Portfolio has been reimbursed by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolio’s status as partnership for tax purposes. The following amount has been paid:

2018 Payment
SP Prudential U.S. Emerging Growth Portfolio	$4,398

The Portfolio may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the period ended June 30, 2018 no such transactions were entered into by the Portfolio.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended June 30, 2018, were $56,399,522 and $60,863,509, respectively.

B5

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended June 30, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
PGIM Core Ultra Short Bond Fund	$7,804,851	$28,493,625	$32,864,082	$—	$—	$3,434,394	3,434,394	$56,494
PGIM Institutional Money Market Fund	23,453,443	73,443,876	81,041,048	4,121	(27)	15,860,365	15,858,779	27,091	**

	$31,258,294	$101,937,501	$113,905,130	$4,121	$(27)	$19,294,759		$83,585

*	The Funds did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

6.	Tax Information

The Portfolio is treated as a partnership for tax purposes. The character of the cash distributions, if any, made by the partnership is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolio, book cost of assets differs from tax cost of assets as a result of the Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

Management has analyzed the Portfolio’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolio’s financial statements for the current reporting period. The Portfolio’s federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7.	Borrowings

The Series Fund, on behalf of the Portfolio, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Portfolio’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month London Interbank Offered Rate rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Portfolio did not utilize the SCA during the six months ended June 30, 2018.

8.	Capital and Ownership

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of the Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. Class I shares are also offered to separate

B6

accounts of non-affiliated insurers for which Prudential or its affiliates administer and/or reinsure the variable life insurance or variable annuity contracts issued in connection with the separate accounts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2018, the Portfolio has Class II shares outstanding.

As of June 30, 2018, substantially all of Class I shares of record of the Portfolio were owned by the Pruco Life Insurance Company (“PLAZ”), or subsidiaries thereof, on behalf of the owners of the variable insurance products issued by PLAZ. PLAZ is an indirect, wholly-owned subisidary of Prudential.

In addition, the following number of shareholders held the following percentage of outstanding shares of Porfolio on behalf of multiple beneficial owners.

	Number of Shareholders	% of Outstanding Shares	% held by an Affiliate of Prudential
SP Prudential U.S. Emerging Growth Portfolio	2	99	99

Transactions in shares of beneficial interest were as follows:

Class I:	Shares	Amount
Period ended June 30, 2018:
Series shares sold	290,246	$4,376,280
Series shares repurchased	(863,940)	(13,128,860)
Capital contributions	—	2,106

Net increase (decrease) in shares outstanding	(573,694)	$(8,750,474)

Year ended December 31, 2017:
Series shares sold	455,822	$6,194,368
Series shares repurchased	(1,580,585)	(21,354,271)

Net increase (decrease) in shares outstanding	(1,124,763)	$(15,159,903)

Class II:
Period ended June 30, 2018:
Series shares sold	5,201	$74,985
Series shares repurchased	(2,655)	(38,155)
Capital contributions	—	5

Net increase (decrease) in shares outstanding	2,546	$36,835

Year ended December 31, 2017:
Series shares sold	1,096	$14,072
Series shares repurchased	(28,884)	(382,528)

Net increase (decrease) in shares outstanding	(27,788)	$(368,456)

9.	Other Risks

The Portfolio’s risks include, but are not limited to, some or all of the risks discussed below:

Liquidity Risk:    The Portfolio may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk includes the risk that the Portfolio may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Portfolio may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Portfolio’s value or prevent the Portfolio from being able to take advantage of other investment opportunities.

B7

Market and Credit Risk:    Securities markets may be volatile and the market prices of the Portfolio’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Portfolio fall, the value of an investment in the Portfolio will decline. Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

B8

Financial Highlights

(unaudited)

	SP Prudential U.S. Emerging Growth Portfolio
	Class I
	Six Months Ended June 30, 2018		Year Ended December 31,
			2017	2016		2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$14.79		$12.08	$11.58		$11.86	$10.83	$8.43

Income (Loss) From Investment Operations:
Net investment income (loss)	0.01		0.02	0.01		— (b)	0.02	0.01
Net realized and unrealized gain (loss) on investments	0.46		2.69	0.47		(0.28)	1.01	2.39

Total from investment operations	0.47		2.71	0.48		(0.28)	1.03	2.40

Capital Contributions	—	(b)(c)	—	0.02	(d)	—	—	—

Net Asset Value, end of period	$15.26		$14.79	$12.08		$11.58	$11.86	$10.83

Total Return(e)	3.18	%(f)	22.43%	4.32	%(g)	(2.36)%	9.51%	28.47%
Ratios/Supplemental Data:
Net assets, end of period (millions)	$249.1		$249.8	$217.7		$223.3	$249.1	$251.8
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.68	%(i)	0.70%	0.69%		0.67%	0.68%	0.68%
Expenses before waivers and/or expense reimbursement	0.68	%(i)	0.70%	0.69%		0.67%	0.68%	0.68%
Net investment income (loss)	0.13	%(i)	0.18%	0.10%		(0.01)%	0.22%	0.08%
Portfolio turnover rate(j)	23	%(k)	39%	35%		34%	45%	38%

	SP Prudential U.S. Emerging Growth Portfolio
	Class II
	Six Months Ended June 30, 2018		Year Ended December 31,
			2017	2016		2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$13.95		$11.44	$11.02		$11.33	$10.38	$8.12

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.02)		(0.03)	(0.03)		(0.05)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments	0.44		2.54	0.43		(0.26)	0.97	2.29

Total from investment operations	0.42		2.51	0.40		(0.31)	0.95	2.26

Capital Contributions	—	(b)(c)	—	0.02	(d)	—	—	—

Net Asset Value, end of period	$14.37		$13.95	$11.44		$11.02	$11.33	$10.38

Total Return(e)	3.01	%(f)	21.94%	3.81	%(g)	(2.74)%	9.15%	27.83%
Ratios/Supplemental Data:
Net assets, end of period (millions)	$0.6		$0.6	$0.8		$0.8	$1.0	$0.7
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	1.08	%(i)	1.10%	1.09%		1.07%	1.08%	1.08%
Expenses before waivers and/or expense reimbursement	1.08	%(i)	1.10%	1.09%		1.07%	1.08%	1.08%
Net investment income (loss)	(0.27	)%(i)	(0.22)%	(0.30)%		(0.40)%	(0.19)%	(0.32)%
Portfolio turnover rate(j)	23	%(k)	39%	35%		34%	45%	38%

(a)	Calculated based on average shares outstanding during the period.

(b)	Less than $0.005 per share.

(c)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 4.15% and 3.63% for Class I and Class II, respectively.

(h)	Does not include expenses of the underlying funds in which the Portfolio invests.

(i)	Annualized.

(j)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(k)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Approval of Advisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of The Prudential Series Fund (the Trust, and each series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the SP Prudential U.S. Emerging Growth Portfolio’s (the Portfolio) subadvisory agreement. As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 12-13, 2018 (“the Meeting”) and approved the renewal of the agreements through July 31, 2019, after concluding that the renewal of the agreements was in the best interests of the Trust, the Portfolio and the Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of the Portfolio, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from PGIM Investments and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PGIM Investments, which serves as the Trust’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison Associates LLC (Jennison), which serves as subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Trust, the Portfolio and the Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PGIM Investments and the subadviser. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser as well as the provision of recordkeeping and compliance services to the Trust. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by the subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Trust and the subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadviser’s portfolio managers who are responsible for the day-to-day management of the Portfolio. The Board was provided with information pertaining to PGIM Investments’ and the subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to PGIM Investments and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to PGIM Investments and each subadviser. The Board noted that Jennison Associates LLC (Jennison), which serves as subadviser to the Portfolio, is affiliated with PGIM Investments.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Portfolio by the subadviser, and that there was a reasonable basis on which to conclude that the Portfolio benefits from the services provided by PGIM Investments and the subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Trust’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of Jennison, which is an affiliate of PGIM Investments, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning whether PGIM Investments realizes economies of scale as the Portfolio’s assets grow beyond current levels. The Board noted that economies of scale, if any, may be shared with the Portfolio in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and the Subadviser

The Board considered potential ancillary benefits that might be received by PGIM Investments, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PGIM Investments included compensation received by insurance company affiliates of PGIM Investments from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Trust. The Board also considered information provided by PGIM Investments regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PGIM Investments at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadviser included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadviser as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolio / Fees and Expenses / Other Factors

With respect to the Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolio for the one-, three-, five- and ten-year periods ended December 31, 2017. The Board compared the historical performance of the Portfolio to the comparable performance of the Portfolio’s benchmark index and to a universe of mutual funds (the Peer Universe) that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio.

The Board also considered the Portfolio’s actual management fee, as well as the Portfolio’s net total expense ratio, for the calendar year 2017. The Board considered the management fee for the Portfolio as compared to the management fee charged by PGIM Investments to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. The comparisons placed the Portfolio in various quartiles, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PGIM Investments deems appropriate, and for reasons addressed in detail with the Board, PGIM Investments may have provided and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding the Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

SP Prudential U.S. Emerging Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the ten-year period, although it underperformed its benchmark index over the one-, three-, and five-year periods.

•

The Board considered information provided by PGIM Investments, which indicated that, because of the Portfolio’s risk profile in comparison to its Peer Universe and benchmark index, the Portfolio was likely to lag both measures during the strong market rallies that characterized much of the past several years.

•

In this regard, the Board considered information provided by PGIM Investments, which indicated that, during 2008 and 2011, when market declines resulted in defensively-oriented markets, the Portfolio outperformed its benchmark index and the Peer Universe median.

•

The Board also noted that it would continue to closely monitor the performance of the Portfolio but asked the Manager to prepare strategic alternatives to the Portfolio in case the Portfolio’s performance does not improve.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The prospectuses for the Prudential Series Fund portfolios and the applicable variable annuity or variable life contract contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800) SEC-0330. Form N-Q is also available on the Fund’s website or by calling the telephone number referenced below.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

Owners of Group Variable Universal Life Insurance contracts should call (800) 562-9874.

Owners of Group Variable Universal Life Insurance contracts through AICPA should call (800) 223-7473.

The Prudential Series Fund may offer two classes of shares in each portfolio: Class I and Class II. Class I shares are sold only to separate accounts of The Prudential Insurance Company of America, Pruco Life Insurance Company, and Pruco Life Insurance Company of New Jersey (collectively, Prudential) and to separate accounts of insurance companies not affiliated with Prudential where Prudential has assumed responsibility for the administration of contracts issued through such non-affiliated insurance companies, as investment options under variable life insurance and variable annuity contracts (the Contracts). (A separate account keeps the assets supporting certain insurance contracts separate from the general assets and liabilities of the insurance company.) Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of Contracts.

The Prudential Series Fund is distributed by Prudential Investment Management Services LLC (PIMS), 655 Broad Street, 19th Floor, Newark, NJ 07102, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

Presorted

Standard

U.S. Postage

PAID

Prudential

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation, and The Prudential Insurance Company of America are available upon request. You may call (800)778-2255 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2018 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

PSF-SAR-SP US EM GROWTH

The Prudential Series Fund

SEMIANNUAL REPORT	June 30, 2018

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2018 were not audited, and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

SP Small Cap Value Portfolio

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The Prudential Series Fund Table of Contents	Semiannual Report	June 30, 2018

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements
Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2018

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Prudential Series Fund semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

The Prudential Series Fund	July 31, 2018

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2018

SP Small Cap Value Portfolio
Five Largest Holdings	(% of Net Assets	)
iShares Russell 2000 Value ETF	1.5%
Pebblebrook Hotel Trust	1.2%
Chesapeake Lodging Trust	1.1%
IDACORP, Inc.	1.0%
WPX Energy, Inc.	0.9%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2018

As a contract owner investing in the Portfolio through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolio		Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
SP Small Cap Value (Class I)	Actual	$1,000.00	$1,016.70	1.01%	$5.05
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2018, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

SP SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 96.1%
COMMON STOCKS — 94.6%	Shares	Value
Aerospace & Defense — 1.4%
AAR Corp.	6,719	$312,366
Curtiss-Wright Corp.	6,871	817,786
KLX, Inc.*	4,845	348,356
Mercury Systems, Inc.*	3,378	128,567
Moog, Inc. (Class A Stock)	16,900	1,317,524

		2,924,599

Air Freight & Logistics — 1.1%
Air Transport Services Group, Inc.*	50,090	1,131,533
Echo Global Logistics, Inc.*	6,893	201,621
XPO Logistics, Inc.*	10,573	1,059,203

		2,392,357

Airlines — 0.6%
SkyWest, Inc.	26,259	1,362,842

Auto Components — 0.5%
American Axle & Manufacturing Holdings, Inc.*	21,724	338,025
Dana, Inc.	24,935	503,438
Standard Motor Products, Inc.	3,744	180,985

		1,022,448

Banks — 18.3%
Ameris Bancorp	19,531	1,041,979
BancorpSouth Bank	30,203	995,189
Banner Corp.	30,155	1,813,220
Boston Private Financial Holdings, Inc.	49,105	780,770
Brookline Bancorp, Inc.	40,964	761,930
Bryn Mawr Bank Corp.	10,425	482,678
CenterState Bank Corp.	47,025	1,402,286
Chemical Financial Corp.	25,303	1,408,618
CoBiz Financial, Inc.	26,372	566,471
Columbia Banking System, Inc.	40,160	1,642,544
Community Bank System, Inc.(a)	21,345	1,260,849
ConnectOne Bancorp, Inc.	28,629	712,862
CVB Financial Corp.(a)	69,361	1,555,074
FB Financial Corp.	7,976	324,783
First Financial Bankshares, Inc.(a)	26,292	1,338,263
First Merchants Corp.	31,386	1,456,310
First Midwest Bancorp, Inc.	39,722	1,011,719
First of Long Island Corp. (The)	14,156	351,777
Flushing Financial Corp.	23,193	605,337
Glacier Bancorp, Inc.	38,961	1,507,011
Great Western Bancorp, Inc.	41,094	1,725,537
Guaranty Bancorp	14,971	446,136
Heritage Financial Corp.	19,657	685,046
Home BancShares, Inc.	37,487	845,707
Independent Bank Corp.(a)	18,631	1,460,670
Independent Bank Group, Inc.	19,470	1,300,596
Lakeland Financial Corp.	20,422	984,136
LegacyTexas Financial Group, Inc.	42,336	1,651,951
MB Financial, Inc.	6,259	292,295
National Commerce Corp.*	8,985	416,006
Old Line Bancshares, Inc.	3,143	109,722
Pinnacle Financial Partners, Inc.	21,538	1,321,356
Prosperity Bancshares, Inc.(a)	4,005	273,782
Renasant Corp.	34,696	1,579,362

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Sandy Spring Bancorp, Inc.	13,279	$544,572
South State Corp.	18,049	1,556,726
Texas Capital Bancshares, Inc.*	12,773	1,168,730
Towne Bank	21,721	697,244
TriCo Bancshares	14,092	527,745
Union Bankshares Corp.	11,188	434,989

		39,041,978

Biotechnology — 0.4%
Emergent BioSolutions, Inc.*	14,400	727,056
Myriad Genetics, Inc.*	4,236	158,299

		885,355

Capital Markets — 1.3%
BrightSphere Investment Group PLC	49,868	711,118
Golub Capital BDC, Inc.	10,696	195,737
Houlihan Lokey, Inc.	4,375	224,087
Stifel Financial Corp.	25,590	1,337,077
Virtu Financial, Inc. (Class A Stock)	10,832	287,590

		2,755,609

Chemicals — 1.6%
HB Fuller Co.	25,897	1,390,151
Ingevity Corp.*	8,487	686,259
Olin Corp.	15,077	433,011
Quaker Chemical Corp.	4,100	634,967
Trinseo SA	1,535	108,908
Tronox Ltd. (Class A Stock)	10,488	206,404

		3,459,700

Commercial Services & Supplies — 1.4%
ABM Industries, Inc.	24,922	727,224
Advanced Disposal Services, Inc.*	30,056	744,788
Mobile Mini, Inc.	16,718	784,074
US Ecology, Inc.	11,376	724,651

		2,980,737

Communications Equipment — 2.1%
Ciena Corp.*	44,045	1,167,633
Extreme Networks, Inc.*	48,411	385,352
NetScout Systems, Inc.*(a)	46,836	1,391,029
Viavi Solutions, Inc.*	147,152	1,506,836

		4,450,850

Construction & Engineering — 0.7%
EMCOR Group, Inc.	11,668	888,868
Granite Construction, Inc.	10,584	589,106

		1,477,974

Construction Materials — 0.3%
Eagle Materials, Inc.	5,099	535,242
Summit Materials, Inc. (Class A Stock)*	7,255	190,444

		725,686

SEE NOTES TO FINANCIAL STATEMENTS.

A1

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Diversified Consumer Services — 0.6%
Adtalem Global Education, Inc.*	14,016	$674,169
Chegg, Inc.*(a)	25,644	712,647

		1,386,816

Electric Utilities — 3.5%
ALLETE, Inc.	23,774	1,840,345
El Paso Electric Co.	230	13,593
IDACORP, Inc.	23,094	2,130,191
PNM Resources, Inc.	39,887	1,551,604
Portland General Electric Co.	44,235	1,891,489

		7,427,222

Electronic Equipment, Instruments & Components — 2.2%
Anixter International, Inc.*	11,293	714,847
CTS Corp.	25,319	911,484
II-VI, Inc.*(a)	22,066	958,768
Knowles Corp.*	27,522	421,086
SYNNEX Corp.	7,926	764,938
Tech Data Corp.*	10,624	872,443

		4,643,566

Energy Equipment & Services — 1.3%
C&J Energy Services, Inc.*	25,039	590,920
Cactus, Inc. (Class A Stock)*	29,312	990,453
Nabors Industries Ltd.	147,790	947,334
NCS Multistage Holdings, Inc.*(a)	16,268	236,374

		2,765,081

Equity Real Estate Investment Trusts (REITs) — 8.8%
Acadia Realty Trust	66,889	1,830,752
Chatham Lodging Trust	4,065	86,259
Chesapeake Lodging Trust	73,837	2,336,203
Columbia Property Trust, Inc.	85,697	1,946,179
CyrusOne, Inc.	30,174	1,760,955
Healthcare Realty Trust, Inc.	28,269	822,062
Hudson Pacific Properties, Inc.	27,716	981,978
Life Storage, Inc.	18,469	1,797,218
National Health Investors, Inc.	23,088	1,701,124
Pebblebrook Hotel Trust(a)	63,947	2,481,144
Preferred Apartment Communities, Inc. (Class A Stock)	1,874	31,839
PS Business Parks, Inc.	10,221	1,313,398
RLJ Lodging Trust	76,041	1,676,704

		18,765,815

Food & Staples Retailing — 0.6%
Performance Food Group Co.*	11,379	417,609
Rite Aid Corp.*	123,385	213,456
SpartanNash Co.	5,486	140,003
United Natural Foods, Inc.*	12,824	547,072

		1,318,140

Food Products — 1.0%
Hostess Brands, Inc.*(a)	58,933	801,489
Simply Good Foods Co. (The)*(a)	90,551	1,307,556

		2,109,045

COMMON STOCKS (continued)	Shares	Value
Gas Utilities — 1.9%
Chesapeake Utilities Corp.	9,922	$793,264
New Jersey Resources Corp.	35,225	1,576,319
South Jersey Industries, Inc.(a)	49,514	1,657,233

		4,026,816

Health Care Equipment & Supplies — 2.1%
CONMED Corp.	14,378	1,052,469
Halyard Health, Inc.*	23,859	1,365,928
Integra LifeSciences Holdings Corp.*	11,653	750,570
Orthofix International NV*	10,501	596,667
Wright Medical Group NV*	23,344	606,010

		4,371,644

Health Care Providers & Services — 0.7%
Acadia Healthcare Co., Inc.*(a)	15,577	637,255
AMN Healthcare Services, Inc.*(a)	13,299	779,322

		1,416,577

Health Care Technology — 1.0%
Allscripts Healthcare Solutions, Inc.*	110,593	1,327,116
HMS Holdings Corp.*	33,223	718,281

		2,045,397

Hotels, Restaurants & Leisure — 2.8%
Boyd Gaming Corp.(a)	18,352	636,080
Del Taco Restaurants, Inc.*	15,762	223,505
Dine Brands Global, Inc.	9,656	722,269
Eldorado Resorts, Inc.*(a)	34,868	1,363,339
Extended Stay America, Inc., UTS	29,492	637,322
Hilton Grand Vacations, Inc.*	12,655	439,129
Jack in the Box, Inc.	3,792	322,775
Marriott Vacations Worldwide Corp.	5,640	637,094
Penn National Gaming, Inc.*	8,311	279,167
Red Rock Resorts, Inc. (Class A Stock)	22,444	751,874

		6,012,554

Household Durables — 1.1%
Meritage Homes Corp.*	7,423	326,241
Taylor Morrison Home Corp. (Class A Stock)*	33,250	690,935
TopBuild Corp.*	15,618	1,223,514
William Lyon Homes (Class A Stock)*	6,826	158,363

		2,399,053

Household Products — 0.1%
Central Garden & Pet Co. (Class A Stock)*	3,653	147,837

Insurance — 4.2%
AMERISAFE, Inc.	9,526	550,126
CNO Financial Group, Inc.	78,426	1,493,231
Enstar Group Ltd. (Bermuda)*	4,405	913,156
James River Group Holdings Ltd.	22,931	900,959
Kinsale Capital Group, Inc.	18,216	999,330
Primerica, Inc.	10,691	1,064,824
ProAssurance Corp.	16,147	572,411

SEE NOTES TO FINANCIAL STATEMENTS.

A2

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
RLI Corp.(a)	15,366	$1,017,076
Selective Insurance Group, Inc.	27,458	1,510,190

		9,021,303

Internet Software & Services — 0.9%
Cars.com, Inc.*(a)	28,920	821,039
Cornerstone OnDemand, Inc.*	22,409	1,062,859

		1,883,898

IT Services — 1.4%
Acxiom Corp.*	19,283	577,526
CACI International, Inc. (Class A Stock)*	9,786	1,649,430
Convergys Corp.	31,240	763,506

		2,990,462

Leisure Products — 0.2%
Callaway Golf Co.	27,993	531,027

Life Sciences Tools & Services — 0.5%
Syneos Health, Inc.*	22,877	1,072,931

Machinery — 4.6%
CIRCOR International, Inc.(a)	18,056	667,350
Federal Signal Corp.	42,897	999,071
ITT, Inc.	22,331	1,167,241
Mueller Water Products, Inc. (Class A Stock)	60,141	704,853
Navistar International Corp.*	10,343	421,167
RBC Bearings, Inc.*	5,751	740,786
Rexnord Corp.*	58,271	1,693,355
Tennant Co.	8,374	661,546
Terex Corp.(a)	16,863	711,450
TriMas Corp.*	36,626	1,076,804
Watts Water Technologies, Inc. (Class A Stock)(a)	11,439	896,818

		9,740,441

Media — 1.5%
Live Nation Entertainment, Inc.*	37,139	1,803,841
Nexstar Media Group, Inc. (Class A Stock)	10,551	774,444
TEGNA, Inc.	56,607	614,186

		3,192,471

Metals & Mining — 2.0%
Allegheny Technologies, Inc.*(a)	59,506	1,494,791
Carpenter Technology Corp.	16,911	889,011
Century Aluminum Co.*	7,543	118,802
Cleveland-Cliffs, Inc.*(a)	42,195	355,704
Commercial Metals Co.	44,844	946,657
Constellium NV (Class A Stock)*	45,868	472,441
Kaiser Aluminum Corp.	676	70,378

		4,347,784

Mortgage Real Estate Investment Trusts (REITs) — 1.8%
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	24,363	765,729
Granite Point Mortgage Trust, Inc.	60,817	1,115,992

COMMON STOCKS (continued)	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
PennyMac Mortgage Investment Trust	49,588	$941,676
Two Harbors Investment Corp.	68,591	1,083,738

		3,907,135

Multiline Retail — 0.1%
Dillard’s, Inc. (Class A Stock)(a)	2,372	224,154

Oil, Gas & Consumable Fuels — 6.1%
Callon Petroleum Co.*(a)	158,324	1,700,400
Centennial Resource Development, Inc. (Class A Stock)*(a)	28,300	511,098
Delek US Holdings, Inc.	20,875	1,047,299
Golar LNG Ltd. (Bermuda)(a)	49,623	1,461,893
Matador Resources Co.*(a)	19,746	593,367
Oasis Petroleum, Inc.*	92,392	1,198,324
PBF Energy, Inc. (Class A Stock)	11,190	469,197
PDC Energy, Inc.*	27,895	1,686,253
SRC Energy, Inc.*	114,740	1,264,435
WildHorse Resource Development Corp.*	40,236	1,020,385
WPX Energy, Inc.*	111,758	2,014,997

		12,967,648

Professional Services — 0.4%
ASGN, Inc.*	10,243	800,900

Real Estate Management & Development — 0.6%
Kennedy-Wilson Holdings, Inc.	57,263	1,211,112

Road & Rail — 0.6%
Marten Transport Ltd.	15,919	373,301
Saia, Inc.*	12,283	993,080

		1,366,381

Semiconductors & Semiconductor Equipment — 2.2%
Cree, Inc.*(a)	33,645	1,398,623
Entegris, Inc.	35,884	1,216,467
Lattice Semiconductor Corp.*	112,385	737,246
Semtech Corp.*	20,477	963,443
Synaptics, Inc.*(a)	6,489	326,851

		4,642,630

Software — 1.9%
CommVault Systems, Inc.*	18,634	1,227,049
Imperva, Inc.*	15,053	726,307
Monotype Imaging Holdings, Inc.	26,775	543,533
Verint Systems, Inc.*	32,961	1,461,820

		3,958,709

Specialty Retail — 2.9%
Aaron’s, Inc.	20,258	880,210
Abercrombie & Fitch Co. (Class A Stock)(a)	10,331	252,903
American Eagle Outfitters, Inc.	15,412	358,329
Ascena Retail Group, Inc.*(a)	67,647	269,573
At Home Group, Inc.*	14,467	566,383
Bed Bath & Beyond, Inc.	12,943	257,889
Burlington Stores, Inc.*	11,201	1,686,087
Children’s Place, Inc. (The)	5,168	624,294
Genesco, Inc.*	3,120	123,864

SEE NOTES TO FINANCIAL STATEMENTS.

A3

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Specialty Retail (continued)
Guess?, Inc.(a)	17,301	$370,241
Hudson Ltd. (United Kingdom) (Class A Stock)*	20,976	366,870
Tailored Brands, Inc.(a)	15,849	404,467
Zumiez, Inc.*	3,335	83,542

		6,244,652

Textiles, Apparel & Luxury Goods — 0.8%
Columbia Sportswear Co.	5,567	509,213
G-III Apparel Group Ltd.*	7,952	353,069
Movado Group, Inc.	4,454	215,128
Wolverine World Wide, Inc.	15,614	542,899

		1,620,309

Thrifts & Mortgage Finance — 2.5%
MGIC Investment Corp.*	135,554	1,453,139
OceanFirst Financial Corp.	31,227	935,561
Provident Financial Services, Inc.	32,919	906,260
Washington Federal, Inc.	37,049	1,211,502
WSFS Financial Corp.	15,852	844,912

		5,351,374

Trading Companies & Distributors — 2.0%
Beacon Roofing Supply, Inc.*	29,918	1,275,105
Foundation Building Materials, Inc.*	29,774	457,924
H&E Equipment Services, Inc.	20,202	759,797
Kaman Corp.	11,553	805,129
Univar, Inc.*	37,022	971,457

		4,269,412

TOTAL COMMON STOCKS (cost $152,940,031)		201,660,431

EXCHANGE TRADED FUND — 1.5%
iShares Russell 2000 Value ETF(a) (cost $3,118,174)	24,540	3,237,317

TOTAL LONG-TERM INVESTMENTS (cost $156,058,205)		204,897,748

	Shares	Value
SHORT-TERM INVESTMENTS — 17.3%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	7,845,457	$7,845,457
PGIM Institutional Money Market Fund (cost $28,971,411; includes $28,920,676 of cash collateral for securities on loan)(b)(w)	28,972,178	28,975,076

TOTAL SHORT-TERM INVESTMENTS (cost $36,816,868)		36,820,533

TOTAL INVESTMENTS — 113.4% (cost $192,875,073)		241,718,281
LIABILITIES IN EXCESS OF OTHER ASSETS — (13.4)%		(28,598,119)

NET ASSETS — 100.0%		$213,120,162

The following abbreviations are used in the semiannual report:

ETF	Exchange Traded Fund
REITs	Real Estate Investment Trusts
UTS	Unit Trust Security

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $28,041,644; cash collateral of $28,920,676 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$2,924,599	$—	$—
Air Freight & Logistics	2,392,357	—	—
Airlines	1,362,842	—	—
Auto Components	1,022,448	—	—
Banks	39,041,978	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A4

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Biotechnology	$885,355	$—	$—
Capital Markets	2,755,609	—	—
Chemicals	3,459,700	—	—
Commercial Services & Supplies	2,980,737	—	—
Communications Equipment	4,450,850	—	—
Construction & Engineering	1,477,974	—	—
Construction Materials	725,686	—	—
Diversified Consumer Services	1,386,816	—	—
Electric Utilities	7,427,222	—	—
Electronic Equipment, Instruments & Components	4,643,566	—	—
Energy Equipment & Services	2,765,081	—	—
Equity Real Estate Investment Trusts (REITs)	18,765,815	—	—
Food & Staples Retailing	1,318,140	—	—
Food Products	2,109,045	—	—
Gas Utilities	4,026,816	—	—
Health Care Equipment & Supplies	4,371,644	—	—
Health Care Providers & Services	1,416,577	—	—
Health Care Technology	2,045,397	—	—
Hotels, Restaurants & Leisure	6,012,554	—	—
Household Durables	2,399,053	—	—
Household Products	147,837	—	—
Insurance	9,021,303	—	—
Internet Software & Services	1,883,898	—	—
IT Services	2,990,462	—	—
Leisure Products	531,027	—	—
Life Sciences Tools & Services	1,072,931	—	—
Machinery	9,740,441	—	—
Media	3,192,471	—	—
Metals & Mining	4,347,784	—	—
Mortgage Real Estate Investment Trusts (REITs)	3,907,135	—	—
Multiline Retail	224,154	—	—
Oil, Gas & Consumable Fuels	12,967,648	—	—
Professional Services	800,900	—	—
Real Estate Management & Development	1,211,112	—	—
Road & Rail	1,366,381	—	—
Semiconductors & Semiconductor Equipment	4,642,630	—	—
Software	3,958,709	—	—
Specialty Retail	6,244,652	—	—
Textiles, Apparel & Luxury Goods	1,620,309	—	—
Thrifts & Mortgage Finance	5,351,374	—	—
Trading Companies & Distributors	4,269,412	—	—
Exchange Traded Fund	3,237,317	—	—
Affiliated Mutual Funds	36,820,533	—	—

Total	$241,718,281	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Banks	18.3%
Affiliated Mutual Funds (13.6% represents investments purchased with collateral from securities on loan)	17.3
Equity Real Estate Investment Trusts (REITs)	8.8
Oil, Gas & Consumable Fuels	6.1
Machinery	4.6
Insurance	4.2
Electric Utilities	3.5

Specialty Retail	2.9%
Hotels, Restaurants & Leisure	2.8
Thrifts & Mortgage Finance	2.5
Electronic Equipment, Instruments & Components	2.2
Semiconductors & Semiconductor Equipment	2.2
Communications Equipment	2.1
Health Care Equipment & Supplies	2.1
Metals & Mining	2.0

SEE NOTES TO FINANCIAL STATEMENTS.

A5

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Industry Classification (con’t):
Trading Companies & Distributors	2.0%
Gas Utilities	1.9
Software	1.9
Mortgage Real Estate Investment Trusts (REITs)	1.8
Chemicals	1.6
Media	1.5
Exchange Traded Fund	1.5
Aerospace & Defense	1.4
Commercial Services & Supplies	1.4
IT Services	1.4
Capital Markets	1.3
Energy Equipment & Services	1.3
Air Freight & Logistics	1.1
Household Durables	1.1
Food Products	1.0
Health Care Technology	1.0
Internet Software & Services	0.9
Textiles, Apparel & Luxury Goods	0.8
Construction & Engineering	0.7

Health Care Providers & Services	0.7%
Airlines	0.6
Diversified Consumer Services	0.6
Food & Staples Retailing	0.6
Real Estate Management & Development	0.6
Road & Rail	0.6
Auto Components	0.5
Life Sciences Tools & Services	0.5
Biotechnology	0.4
Professional Services	0.4
Construction Materials	0.3
Leisure Products	0.2
Household Products	0.1
Multiline Retail	0.1

113.4
Liabilities in excess of other assets	(13.4)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$28,041,644	$(28,041,644)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A6

SP SMALL CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

as of June 30, 2018

ASSETS
Investments at value, including securities on loan of $28,041,644:
Unaffiliated investments (cost $156,058,205)	$204,897,748
Affiliated investments (cost $36,816,868)	36,820,533
Receivable for investments sold	1,203,161
Dividends and interest receivable	343,793
Receivable for Series shares sold	30,130
Tax reclaim receivable	5,853
Prepaid expenses	217

Total Assets	243,301,435

LIABILITIES
Payable to broker for collateral for securities on loan	28,920,676
Payable for investments purchased	965,189
Management fee payable	159,916
Accrued expenses and other liabilities	124,811
Payable to affiliate	5,853
Payable for Series shares repurchased	3,848
Affiliated transfer agent fee payable	980

Total Liabilities	30,181,273

NET ASSETS	$213,120,162

Net assets were comprised of:
Partners Equity	$213,120,162

Class I:
Net asset value and redemption price per share, $213,120,162 / 7,963,525 outstanding shares of beneficial interest	$26.76

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$1,270,107
Income from securities lending, net (including affiliated income of $48,292)	50,930
Affiliated dividend income	32,210

Total income	1,353,247

EXPENSES
Management fee	951,560
Custodian and accounting fees	43,362
Shareholders’ reports	32,975
Audit fee	14,529
Trustees’ fees	5,912
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,299
Legal fees and expenses	4,902
Miscellaneous	6,901

Total expenses	1,065,440
Less: Fee waiver and/or expense reimbursement	(8,459)

Net expenses	1,056,981

NET INVESTMENT INCOME (LOSS)	296,266

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on investment transactions (including affiliated of $(882))	10,831,970
Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $4,081)	(7,623,662)
Foreign currencies	(89)

(7,623,751)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	3,208,219

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,504,485

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$296,266	$1,051,429
Net realized gain (loss) on investment transactions	10,831,970	21,906,540
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(7,623,751)	880,581

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,504,485	23,838,550

SERIES SHARE TRANSACTIONS
Series shares sold [142,991 and 267,902 shares, respectively]	3,800,644	6,532,656
Series shares repurchased [325,571 and 1,117,191 shares, respectively]	(8,621,124)	(26,981,266)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(4,820,480)	(20,448,610)

CAPITAL CONTRIBUTIONS	2,732	—

TOTAL INCREASE (DECREASE)	(1,313,263)	3,389,940
NET ASSETS:
Beginning of period	214,433,425	211,043,485

End of period	$213,120,162	$214,433,425

SEE NOTES TO FINANCIAL STATEMENTS.

A7

NOTES TO FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(Unaudited)

1.	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified open-end management investment company. The Series Fund is composed of seventeen Portfolios (“Portfolios”), each with separate series shares. The information presented in these financial statements pertains to SP Small Cap Value Portfolio (the “Portfolio”).

The Portfolio’s investment objective is long-term growth of capital.

2.	Accounting Policies

The Series Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series Fund and the Portfolio consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    The Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Portfolio, including: the Portfolio’s Treasurer (or the Treasurer’s direct reports); and the Portfolio’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolio’s foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security.

B1

If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, the Portfolio may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Board of the Portfolio. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Master Netting Arrangements:    The Series Fund, on behalf of the Portfolio, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed

B2

separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending:    The Portfolio may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes:    For federal income tax purposes, the Portfolio is treated as a separate taxpaying entity. The Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (Participating Insurance Companies). The Portfolio is not generally subject to entity-level taxation. Shareholders of the Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with the Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded. The Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:    Distributions, if any, from the Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Series Fund, on behalf of the Portfolio, has entered into an management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment management services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with Goldman Sachs Asset Management, L.P. (“GSAM”) (the “Subadviser”), under which GSAM provides investment advisory services for the Portfolio. PGIM Investments pays for the services of the Subadviser, cost of compensation of officers of the Portfolio, occupancy and certain clerical and administrative expenses of the Portfolio. The Portfolio bears all other costs and expenses.

B3

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.90% of the Portfolio’s average daily net assets. PGIM Investments has contractually agreed through June 30, 2019 to waive a portion of its management fee equal to an annual rate of 0.011% of the average daily net assets of the Portfolio. The effective management fee rate was 0.89% for the six months ended June 30, 2018.

PGIM Investments is an indirect, wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential”)

The Series Fund, on behalf of the Portfolio, has entered into a brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those portfolios generating the applicable trades. Such amounts are included within realized gain or loss on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2018, brokerage commission recaptured under these agreements was $756.

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolio. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Portfolio may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”) and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

For the reporting period ended June 30, 2018, PGIM, Inc. was compensated $11,890 by PGIM Investments for managing the Portfolio’s securities lending cash collateral as subadviser to the Money Market Fund.

In February 2016, Prudential, the parent company of the Investment Manager self reported to the Securities and Exchange Commission (“SEC”) and certain other regulators that, in some cases, it failed to maximize securities lending income for the Portfolio of the Series Fund due to a long-standing restriction benefitting Prudential. The Board was not notified of the restriction until after it had been removed. Prudential paid the affected Portfolio an amount equal to the estimated loss associated with the unauthorized restriction. At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Series Fund. The amount of opportunity loss payment to the Portfolio is disclosed in the Portfolio’s “Financial Highlights” as “Capital Contributions”.

In addition to the above, Prudential has paid and continues to directly pay certain legal, audit and other charges in connection with the matter on behalf of the Portfolios.

The SEC Staff and other regulators continue to review the matter.

In March 2018, Prudential further notified the SEC that it failed to timely reimburse certain Portfolios for timing differences arising from circumstances in which the Portfolios are subject to a foreign withholding tax rate on dividend and interest income in excess of the treaty rate due to their tax status as partnerships (hereinafter referred to as “excess withholding tax”). Prudential paid each of the affected Portfolios an amount equal to the excess withholding tax in addition to an amount equal to the applicable Portfolio’s rate of return (“opportunity loss”) for various dates beginning from July 6, 2011 through February 28, 2018. The amount of each Portfolio’s opportunity loss was calculated by a third-party consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the Portfolios’ independent trustees. The aggregate opportunity loss payment to each affected Portfolio is disclosed in the respective Portfolios’ “Statement of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions”.

Prudential has further retained a consultant to conduct an analysis to determine if the Portfolios are entitled to additional excess withholding tax and related opportunity loss related to their status as tax partnerships from Prudential for the period beginning from January 2, 2006 through February 28, 2018. That review is considering detriments to the Portfolios arising from both timing differences (i.e., jurisdictions in which the Portfolio is subject

B4

to a higher withholding tax rate due to its tax status which is reclaimable) as described above as well as permanent tax detriments (i.e., jurisdictions in which the Portfolio is subject to a higher withholding tax rate due to its tax status which is not reclaimable). The review remains ongoing as of the date of this report, but it is expected that additional amounts will be due the Portfolios from Prudential. Upon completion, the results of this review will be subject to the same independent review as described in the preceding paragraph and Prudential will reimburse the affected Portfolios as appropriate.

During the reporting period, Prudential instituted a process to reimburse the affected Portfolios for any future excess withholding tax within approximately 30 days of the pay date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences or permanent detriments resulting from the Portfolios’ partnership tax status. Prudential is working to implement a process to reimburse the affected Portfolios in a more timely manner, which will be reviewed and tested by a third-party consultant retained by Prudential.

In cases in which the excess withholding tax is due to timing differences and is reclaimable, the affected Portfolios have the ability to file a reclaim with the relevant foreign tax authority to recover the difference between the treaty rate tax and the tax withheld. To avoid a Portfolio receiving and retaining a duplicate payment for the same reclaim, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received compensation from Prudential will be payable to Prudential. Pending reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the “Statement of Assets and Liabilities”. It is in the Portfolio’s discretion whether to file a reclaim with the relevant foreign tax authority. To the extent that there are costs associated with the filing of any such reclaim, those costs are borne by Prudential.

The following Portfolio has been reimbursed by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolio’s status as a partnership for tax purposes. The following amount has been paid:

2018 Payment
SP Small Cap Value Portfolio	$6,032

The Portfolio may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the period ended June 30, 2018 no such transactions were entered into by the Portfolio.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended June 30, 2018, were $63,751,479 and $74,928,145, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended June 30, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	End of Period	Shares, Dividend Income
PGIM Core Ultra Short Bond Fund	$996,144	$26,205,742	$19,356,429	$—	$—	$7,845,457	7,845,457	$32,210
PGIM Institutional Money Market Fund	35,846,081	48,476,349	55,350,553	4,081	(882)	28,975,076	28,972,178	48,292	**

	$36,842,225	$74,682,091	$74,706,982	$4,081	$(882)	$36,820,533		$80,502

*	The Funds did not have any capital gain distributions during the reporting period.

**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

B5

6.	Tax Information

The Portfolio is treated as a partnership for tax purposes. The character of the cash distributions, if any, made by the partnership is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolio, book cost of assets differs from tax cost of assets as a result of the Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

Management has analyzed the Portfolio’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolio’s financial statements for the current reporting period. The Portfolio’s federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7.	Borrowings

The Series Fund, on behalf of the Portfolio, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Portfolio’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month London Interbank Offered Rate rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Portfolio utilized the SCA during the reporting period ended June 30, 2018. The average daily balance for the 1 day that the Portfolio had loans outstanding during the period was approximately $103,000 borrowed at a weighted average interest rate of 2.99%. The maximum loan outstanding amount during the period was $103,000. At June 30, 2018, the Portfolio did not have an outstanding loan amount.

8.	Capital and Ownership

The shares of the Portfolio are not subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolio. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

As of June 30, 2018, substantially all of Class I shares of record of the Portfolio were owned by the Pruco Life Insurance Company (“PLAZ”), or subsidiaries thereof, on behalf of the owners of the variable insurance products issued by PLAZ. PLAZ is an indirect, wholly-owned subsidiary of Prudential.

In addition, the following number of shareholders held the following percentage of outstanding shares of Portfolio on behalf of the multiple beneficial owners.

	Number of Shareholders	% of Outstanding Shares	% held by an Affiliate of Prudential
SP Small Cap Value Portfolio	2	99	99

B6

9.	Other Risks

The Portfolio’s risks include, but are not limited to, some or all of the risks discussed below:

Foreign Securities Risk:    The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Liquidity Risk:    The Portfolio may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk includes the risk that the Portfolio may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Portfolio may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Portfolio’s value or prevent the Portfolio from being able to take advantage of other investment opportunities.

Market and Credit Risk:    Securities markets may be volatile and the market prices of the Portfolio’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Portfolio fall, the value of an investment in the Portfolio will decline. Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

Risks of Investing in Real Estate Investment Trusts (REITs):    Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, Including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Portfolio will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Portfolio.

B7

Financial Highlights

(Unaudited)

	SP Small Cap Value Portfolio
	Six Months Ended June 30, 2018(a)		Year Ended December 31,
			2017(a)	2016(a)		2015(a)	2014	2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$26.32		$23.46	$18.70		$19.76	$18.83	$13.70

Income (Loss) From Investment Operations:
Net investment income (loss)	0.04		0.12	0.15		0.10	0.14	0.10
Net realized and unrealized gain (loss) on investments	0.40		2.74	4.60		(1.16)	0.79	5.03

Total from investment operations	0.44		2.86	4.75		(1.06)	0.93	5.13

Capital Contributions	—	(b)(c)	—	0.01	(d)	—	—	—

Net Asset Value, end of period	$26.76		$26.32	$23.46		$18.70	$19.76	$18.83

Total Return(e):	1.67	%(f)	12.19%	25.45	%(g)	(5.36)%	4.94%	37.45%
Ratios/Supplemental Data:
Net assets, end of period (millions)	$213.1		$214.4	$211.0		$189.6	$217.1	$228.3
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	1.00	%(i)	1.01%	1.01%		1.02%	0.99%	1.01%
Expenses before waivers and/or expense reimbursement	1.01	%(i)	1.02%	1.02%		1.03%	1.00%	1.01%
Net investment income (loss)	0.28	%(i)	0.51%	0.75%		0.54%	0.56%	0.52%
Portfolio turnover rate(j)	31	%(k)	62%	57%		94%	41%	56%

(a)	Calculated based on average shares outstanding during the period.

(b)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Less than $0.005 per share.

(d)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 25.40%.

(h)	Does not include expenses of the underlying funds in which the Portfolio invests.

(i)	Annualized.

(j)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(k)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Approval of Advisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of The Prudential Series Fund (the Trust, and each series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the SP Small Cap Value Portfolio’s (the Portfolio) subadvisory agreement. As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 12-13, 2018 (“the Meeting”) and approved the renewal of the agreements through July 31, 2019, after concluding that the renewal of the agreements was in the best interests of the Trust, the Portfolio and the Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of the Portfolio, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from PGIM Investments and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PGIM Investments, which serves as the Trust’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison Associates LLC (Jennison), which serves as subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Trust, the Portfolio and the Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PGIM Investments and the subadviser. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser as well as the provision of recordkeeping and compliance services to the Trust. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by the subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Trust and the subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadviser’s portfolio managers who are responsible for the day-to-day management of the Portfolio. The Board was provided with information pertaining to PGIM Investments’ and the subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to PGIM Investments and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to PGIM Investments and each subadviser. The Board noted that Jennison Associates LLC (Jennison), which serves as subadviser to the Portfolio, is affiliated with PGIM Investments.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Portfolio by the subadviser, and that there was a reasonable basis on which to conclude that the Portfolio benefits from the services provided by PGIM Investments and the subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Trust’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of Jennison, which is an affiliate of PGIM Investments, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning whether PGIM Investments realizes economies of scale as the Portfolio’s assets grow beyond current levels. The Board noted that economies of scale, if any, may be shared with the Portfolio in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and the Subadviser

The Board considered potential ancillary benefits that might be received by PGIM Investments, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PGIM Investments included compensation received by insurance company affiliates of PGIM Investments from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Trust. The Board also considered information provided by PGIM Investments regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PGIM Investments at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadviser included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadviser as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolio / Fees and Expenses / Other Factors

With respect to the Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolio for the one-, three-, five- and ten-year periods ended December 31, 2017. The Board compared the historical performance of the Portfolio to the comparable performance of the Portfolio’s benchmark index and to a universe of mutual funds (the Peer Universe) that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio.

The Board also considered the Portfolio’s actual management fee, as well as the Portfolio’s net total expense ratio, for the calendar year 2017. The Board considered the management fee for the Portfolio as compared to the management fee charged by PGIM Investments to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. The comparisons placed the Portfolio in various quartiles, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PGIM Investments deems appropriate, and for reasons addressed in detail with the Board, PGIM Investments may have provided and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding the Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

SP Small Cap Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that PGIM Investments had contractually agreed to waive 0.008% of its management fee through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The prospectuses for the Prudential Series Fund portfolios and the applicable variable annuity or variable life contract contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800) SEC-0330. Form N-Q is also available on the Fund’s website or by calling the telephone number referenced below.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

Owners of Group Variable Universal Life Insurance contracts should call (800) 562-9874.

Owners of Group Variable Universal Life Insurance contracts through AICPA should call (800) 223-7473.

The Prudential Series Fund may offer two classes of shares in each portfolio: Class I and Class II. Class I shares are sold only to separate accounts of The Prudential Insurance Company of America, Pruco Life Insurance Company, and Pruco Life Insurance Company of New Jersey (collectively, Prudential) and to separate accounts of insurance companies not affiliated with Prudential where Prudential has assumed responsibility for the administration of contracts issued through such non-affiliated insurance companies, as investment options under variable life insurance and variable annuity contracts (the Contracts). (A separate account keeps the assets supporting certain insurance contracts separate from the general assets and liabilities of the insurance company.) Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of Contracts.

The Prudential Series Fund is distributed by Prudential Investment Management Services LLC (PIMS), 655 Broad Street, 19th Floor, Newark, NJ 07102, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

Presorted

Standard

U.S. Postage

PAID

Prudential

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation, and The Prudential Insurance Company of America are available upon request. You may call (800)778-2255 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2018 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

PSF-SAR-SP SMALL CAP VAL

The Prudential Series Fund

SEMIANNUAL REPORT	June 30, 2018

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2018 were not audited, and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

Jennison 20/20 Focus Portfolio

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The Prudential Series Fund Table of Contents	Semiannual Report	June 30, 2018

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements
Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2018

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Prudential Series Fund semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

The Prudential Series Fund	July 31, 2018

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2018

Jennison 20/20 Focus
Five Largest Holdings	(% of Net Assets	)
Microsoft Corp.	6.5%
Boeing Co. (The)	4.9%
PNC Financial Services Group, Inc. (The)	3.5%
Mastercard, Inc. (Class A Stock)	3.3%
Amazon.com, Inc.	3.3%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2018

As a contract owner investing in the Portfolio through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolio		Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
Jennison 20/20 Focus (Class I)	Actual	$1,000.00	$1,052.30	0.80%	$4.07
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01
Jennison 20/20 Focus (Class II)	Actual	$1,000.00	$1,050.20	1.20%	$6.10
	Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2018, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

JENNISON 20/20 FOCUS PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 7.3%
Boeing Co. (The)	31,234	$10,479,319
United Technologies Corp.	42,429	5,304,898

		15,784,217

Automobiles — 1.1%
Tesla, Inc.*(a)	7,032	2,411,624

Banks — 6.5%
JPMorgan Chase & Co.	63,358	6,601,904
PNC Financial Services Group, Inc. (The)	55,282	7,468,598

		14,070,502

Capital Markets — 1.0%
Goldman Sachs Group, Inc. (The)	9,771	2,155,189

Chemicals — 2.5%
DowDuPont, Inc.	79,997	5,273,402

Consumer Finance — 2.5%
SLM Corp.*	478,154	5,474,863

Electric Utilities — 3.7%
American Electric Power Co., Inc.	85,656	5,931,678
Exelon Corp.	50,168	2,137,157

		8,068,835

Energy Equipment & Services — 1.4%
Halliburton Co.	66,213	2,983,558

Food & Staples Retailing — 2.3%
Walmart, Inc.	56,495	4,838,797

Food Products — 1.8%
Mondelez International, Inc. (Class A Stock)	96,205	3,944,405

Health Care Equipment & Supplies — 2.0%
Zimmer Biomet Holdings, Inc.	39,473	4,398,871

Health Care Providers & Services — 2.5%
UnitedHealth Group, Inc.	22,038	5,406,803

Hotels, Restaurants & Leisure — 3.6%
Carnival Corp.	52,095	2,985,565
Marriott International, Inc. (Class A Stock)	38,384	4,859,414

		7,844,979

Insurance — 1.9%
MetLife, Inc.	95,565	4,166,634

Internet & Direct Marketing Retail — 5.8%
Amazon.com, Inc.*	4,141	7,038,872
Netflix, Inc.*	14,028	5,490,980

		12,529,852

Internet Software & Services — 10.8%
Alibaba Group Holding Ltd. (China), ADR*(a)	33,307	6,179,448
Alphabet, Inc. (Class A Stock)*	5,325	6,012,937

COMMON STOCKS (continued)	Shares	Value
Internet Software & Services (continued)
Facebook, Inc. (Class A Stock)*	27,112	$5,268,404
Tencent Holdings Ltd. (China), ADR(a)	114,505	5,753,876

		23,214,665

IT Services — 5.5%
Mastercard, Inc. (Class A Stock)	36,027	7,080,026
PayPal Holdings, Inc.*	56,746	4,725,239

		11,805,265

Life Sciences Tools & Services — 1.5%
Illumina, Inc.*	11,732	3,276,630

Media — 1.8%
Comcast Corp. (Class A Stock)	120,197	3,943,664

Oil, Gas & Consumable Fuels — 3.7%
Noble Energy, Inc.	109,476	3,862,313
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	60,191	4,167,023

		8,029,336

Pharmaceuticals — 5.3%
Allergan PLC	8,921	1,487,309
Bristol-Myers Squibb Co.	52,265	2,892,345
Eli Lilly & Co.	35,341	3,015,648
Pfizer, Inc.	107,796	3,910,839

		11,306,141

Semiconductors & Semiconductor Equipment — 7.8%
Broadcom, Inc.	23,654	5,739,406
NVIDIA Corp.	23,213	5,499,160
Texas Instruments, Inc.	50,471	5,564,428

		16,802,994

Software — 12.3%
Adobe Systems, Inc.*	25,478	6,211,791
Microsoft Corp.	142,306	14,032,795
salesforce.com, Inc.*	45,705	6,234,162

		26,478,748

Specialty Retail — 1.7%
Home Depot, Inc. (The)	18,715	3,651,296

Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	21,537	3,986,714

TOTAL LONG-TERM INVESTMENTS (cost $157,278,297)		211,847,984

SHORT-TERM INVESTMENTS — 5.7%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	2,996,770	2,996,770

SEE NOTES TO FINANCIAL STATEMENTS.

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JENNISON 20/20 FOCUS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (continued)
PGIM Institutional Money Market Fund (cost $9,368,110; includes $9,346,759 of cash collateral for securities on loan)(b)(w)	9,368,554	$9,369,491

TOTAL SHORT-TERM INVESTMENTS (cost $12,364,880)		12,366,261

TOTAL INVESTMENTS — 103.9% (cost $169,643,177)		224,214,245
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(8,450,141)

NET ASSETS — 100.0%		$215,764,104

The following abbreviation is used in the semiannual report:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,027,867; cash collateral of $9,346,759 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$15,784,217	$—	$—
Automobiles	2,411,624	—	—
Banks	14,070,502	—	—
Capital Markets	2,155,189	—	—
Chemicals	5,273,402	—	—
Consumer Finance	5,474,863	—	—
Electric Utilities	8,068,835	—	—
Energy Equipment & Services	2,983,558	—	—
Food & Staples Retailing	4,838,797	—	—
Food Products	3,944,405	—	—
Health Care Equipment & Supplies	4,398,871	—	—
Health Care Providers & Services	5,406,803	—	—
Hotels, Restaurants & Leisure	7,844,979	—	—
Insurance	4,166,634	—	—
Internet & Direct Marketing Retail	12,529,852	—	—
Internet Software & Services	23,214,665	—	—
IT Services	11,805,265	—	—
Life Sciences Tools & Services	3,276,630	—	—
Media	3,943,664	—	—
Oil, Gas & Consumable Fuels	8,029,336	—	—
Pharmaceuticals	11,306,141	—	—
Semiconductors & Semiconductor Equipment	16,802,994	—	—
Software	26,478,748	—	—
Specialty Retail	3,651,296	—	—
Technology Hardware, Storage & Peripherals	3,986,714	—	—
Affiliated Mutual Funds	12,366,261	—	—

Total	$224,214,245	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

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JENNISON 20/20 FOCUS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2018 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Software	12.3%
Internet Software & Services	10.8
Semiconductors & Semiconductor Equipment	7.8
Aerospace & Defense	7.3
Banks	6.5
Internet & Direct Marketing Retail	5.8
Affiliated Mutual Funds (4.3% represents investments purchased with collateral from securities on loan)	5.7
IT Services	5.5
Pharmaceuticals	5.3
Electric Utilities	3.7
Oil, Gas & Consumable Fuels	3.7
Hotels, Restaurants & Leisure	3.6
Chemicals	2.5
Consumer Finance	2.5
Health Care Providers & Services	2.5

Food & Staples Retailing	2.3%
Health Care Equipment & Supplies	2.0
Insurance	1.9
Technology Hardware, Storage & Peripherals	1.9
Food Products	1.8
Media	1.8
Specialty Retail	1.7
Life Sciences Tools & Services	1.5
Energy Equipment & Services	1.4
Automobiles	1.1
Capital Markets	1.0

103.9
Liabilities in excess of other assets	(3.9)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$9,027,867	$(9,027,867)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

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JENNISON 20/20 FOCUS PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2018

ASSETS
Investments at value, including securities on loan of $9,027,867:
Unaffiliated investments (cost $157,278,297)	$211,847,984
Affiliated investments (cost $12,364,880)	12,366,261
Receivable for investments sold	1,808,802
Dividends receivable	208,708
Tax reclaim receivable	53,078
Receivable for Series shares sold	14,030
Prepaid expenses	224

Total Assets	226,299,087

LIABILITIES
Payable to broker for collateral for securities on loan	9,346,759
Payable for investments purchased	670,255
Payable for Series shares repurchased	230,671
Management fee payable	129,319
Accrued expenses and other liabilities	88,175
Distribution fee payable	31,627
Administration fee payable	18,979
Payable to affiliate	18,218
Affiliated transfer agent fee payable	980

Total Liabilities	10,534,983

NET ASSETS	$215,764,104

Net assets were comprised of:
Partners Equity	$215,764,104

Class I:
Net asset value and redemption price per share, $68,258,186 / 2,079,649 outstanding shares of beneficial interest	$32.82

Class II:
Net asset value and redemption price per share, $147,505,918 / 4,700,539 outstanding shares of beneficial interest	$31.38

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $38,643 foreign withholding tax)	$1,837,581
Affiliated dividend income	37,387
Income from securities lending, net (including affiliated income of $17,247)	17,268

Total income	1,892,236

EXPENSES
Management fee	840,548
Distribution fee—Class II	192,083
Administration fee—Class II	115,251
Custodian and accounting fees	43,223
Shareholders’ reports	27,065
Audit fee	12,199
Trustees’ fees	5,983
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Legal fees and expenses	4,953
Miscellaneous	9,200

Total expenses	1,255,802
Less: Fee waivers and/or expense reimbursement	(51,634)

Net expenses	1,204,168

NET INVESTMENT INCOME (LOSS)	688,068

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on investment transactions (including affiliated of $(2,199))	8,194,117

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $2,160)	2,508,099
Foreign currencies	(397)

2,507,702

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	10,701,819

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,389,887

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$688,068	$173,622
Net realized gain (loss) on investment transactions	8,194,117	43,563,686
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	2,507,702	12,266,861

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,389,887	56,004,169

SERIES SHARE TRANSACTIONS
Series shares sold	7,615,316	7,638,654
Series shares repurchased	(28,312,492)	(40,364,763)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(20,697,176)	(32,726,109)

CAPITAL CONTRIBUTIONS	9,340	—

TOTAL INCREASE (DECREASE)	(9,297,949)	23,278,060
NET ASSETS:
Beginning of period	225,062,053	201,783,993

End of period	$215,764,104	$225,062,053

SEE NOTES TO FINANCIAL STATEMENTS.

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NOTES TO FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(Unaudited)

1.	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified open-end management investment company. The Series Fund is composed of seventeen Portfolios (“Portfolios”), each with separate series shares. The information presented in these financial statements pertains to Jennison 20/20 Focus Portfolio (the “Portfolio”).

The Portfolio’s investment objective is long-term growth of capital.

2.	Accounting Policies

The Series Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series Fund and the Portfolio consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    The Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Portfolio, including: the Portfolio’s Treasurer (or the Treasurer’s direct reports); and the Portfolio’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolio’s foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security.

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If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, the Portfolio may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Board of the Portfolio. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Master Netting Arrangements:    The Series Fund, on behalf of the Portfolio, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed

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separately for each sleeve when presenting information about offsetting and related netting arrangements for over-the-counter derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending:    The Portfolio may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than administration and distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes:    For federal income tax purposes, the Portfolio is treated as a separate taxpaying entity. The Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (Participating Insurance Companies). The Portfolio is not generally subject to entity-level taxation. Shareholders of the Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with the Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded. The Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:    Distributions, if any, from the Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Series Fund, on behalf of the Portfolio, has entered into a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and

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supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”) (the “Subadviser”), under which Jennison provides investment advisory services for the Portfolio. PGIM Investments pays for the services of the Subadviser, cost of compensation of officers of the Portfolio, occupancy and certain clerical and administrative expenses of the Portfolio. The Portfolio bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.75% of the Portfolio’s average daily net assets. The effective management fee rate before any waivers and/or expense reimbursements, was 0.75% for the six months ended June 30, 2018.

PGIM Investments had voluntarily agreed, through June 30, 2018, to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, administrative fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Portfolio to 0.80% of the Portfolio’s average daily net assets. Expenses waived/reimbursed by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The effective management fee rate, net of waivers and/or expense reimbursements, was 0.70% for the six months ended June 30, 2018.

The Series Fund, on behalf of the Portfolio, has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I and Class II shares of the Portfolio. The Portfolio compensates PIMS for distributing and servicing the Portfolio’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Portfolio. Pursuant to the Class II Plan, the Class II shares of the Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PGIM Investments, which acts as the administrator of the Class II shares of the Portfolio. The administration fee paid to PGIM Investments is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Series Fund, on behalf of the Portfolio, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those portfolios generating the applicable trades. Such amounts are included within realized gain or loss on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2018, brokerage commission recaptured under these agreements was $2,677.

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolio. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Portfolio may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”) and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

For the reporting period ended June 30, 2018, PGIM, Inc. was compensated $5,119 by PGIM Investments for managing the Portfolio’s securities lending cash collateral as subadviser to the Money Market Fund.

In February 2016, Prudential, the parent company of the Investment Manager self reported to the Securities and Exchange Commission (“SEC”) and certain other regulators that, in some cases, it failed to maximize securities lending income for the Portfolio of the Series Fund due to a long-standing restriction benefitting Prudential. The Board was not notified of the restriction until after it had been removed. Prudential paid the affected Portfolio an

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amount equal to the estimated loss associated with the unauthorized restriction. At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Series Fund. The amount of opportunity loss payment to the Portfolio is disclosed in the Portfolio’s “Financial Highlights” as “Capital Contributions”.

In addition to the above, Prudential has paid and continues to directly pay certain legal, audit and other charges in connection with the matter on behalf of the Portfolios.

The SEC Staff and other regulators continue to review the matter.

In March 2018, Prudential further notified the SEC that it failed to timely reimburse certain Portfolios for timing differences arising from circumstances in which the Portfolios are subject to a foreign withholding tax rate on dividend and interest income in excess of the treaty rate due to their tax status as partnerships (hereinafter referred to as “excess withholding tax”). Prudential paid each of the affected Portfolios an amount equal to the excess withholding tax in addition to an amount equal to the applicable Portfolio’s rate of return (“opportunity loss”) for various dates beginning from July 6, 2011 through February 28, 2018. The amount of each Portfolio’s opportunity loss was calculated by a third-party consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the Portfolios’ independent trustees. The aggregate opportunity loss payment to each affected Portfolio is disclosed in the respective Portfolios’ “Statement of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions”.

Prudential has further retained a consultant to conduct an analysis to determine if the Portfolios are entitled to additional excess withholding tax and related opportunity loss related to their status as tax partnerships from Prudential for the period beginning from January 2, 2006 through February 28, 2018. That review is considering detriments to the Portfolios arising from both timing differences (i.e., jurisdictions in which the Portfolio is subject to a higher withholding tax rate due to its tax status which is reclaimable) as described above as well as permanent tax detriments (i.e., jurisdictions in which the Portfolio is subject to a higher withholding tax rate due to its tax status which is not reclaimable). The review remains ongoing as of the date of this report, but it is expected that additional amounts will be due the Portfolios from Prudential. Upon completion, the results of this review will be subject to the same independent review as described in the preceding paragraph and Prudential will reimburse the affected Portfolios as appropriate.

During the reporting period, Prudential instituted a process to reimburse the affected Portfolios for any future excess withholding tax within approximately 30 days of the pay date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences or permanent detriments resulting from the Portfolios’ partnership tax status. Prudential is working to implement a process to reimburse the affected Portfolios in a more timely manner, which will be reviewed and tested by a third-party consultant retained by Prudential.

In cases in which the excess withholding tax is due to timing differences and is reclaimable, the affected Portfolios have the ability to file a reclaim with the relevant foreign tax authority to recover the difference between the treaty rate tax and the tax withheld. To avoid a Portfolio receiving and retaining a duplicate payment for the same reclaim, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received compensation from Prudential will be payable to Prudential. Pending reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the “Statement of Assets and Liabilities”. It is in the Portfolio’s discretion whether to file a reclaim with the relevant foreign tax authority. To the extent that there are costs associated with the filing of any such reclaim, those costs are borne by Prudential.

The following Portfolio has been reimbursed by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolio’s status as a partnership for tax purposes. The following amount has been paid:

2018 Payment
Jennison 20/20 Focus Portfolio	$18,218
The Portfolio may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely

B5

by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the period ended June 30, 2018 no such transactions were entered into by the Portfolio.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended June 30, 2018, were $53,464,240 and $76,182,028, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended June 30, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
PGIM Core Ultra Short Bond Fund	$1,726,954	$44,430,900	$43,161,084	$—	$—	$2,996,770	2,996,770	$37,387
PGIM Institutional Money Market Fund	18,377,874	46,187,644	55,195,988	2,160	(2,199)	9,369,491	9,368,554	17,247	**

	$20,104,828	$90,618,544	$98,357,072	$2,160	$(2,199)	$12,366,261		$54,634

*	The Funds did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

6.	Tax Information

The Portfolio is treated as a partnership for tax purposes. The character of the cash distributions, if any, made by the partnership is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolio, book cost of assets differs from tax cost of assets as a result of the Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

Management has analyzed the Portfolio’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolio’s financial statements for the current reporting period. The Portfolio’s federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7.	Borrowings

The Series Fund, on behalf of the Portfolio, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Portfolio’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month London Interbank Offered Rate rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

B6

The Portfolio utilized the SCA during the reporting period ended June 30, 2018. The average daily balance for the 11 days that the Portfolio had loans outstanding during the period was approximately $244,818, borrowed at a weighted average interest rate of 3.13%. The maximum loan outstanding amount during the period was $619,000. At June 30, 2018, the Portfolio did not have an outstanding loan amount.

8.	Capital and Ownership

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of the Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. Class I shares are also offered to separate accounts of non-affiliated insurers for which Prudential or its affiliates administer and/or reinsure the variable life insurance or variable annuity contracts issued in connection with the separate accounts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

As of June 30, 2018, substantially all of Class I shares of record of the Portfolio were owned by the Pruco Life Insurance Company (“PLAZ”), or subsidiaries thereof, on behalf of the owners of the variable insurance products issued by PLAZ. PLAZ is an indirect, wholly-owned subsidiary of Prudential.

In addition, the following number of shareholders held the following percentages of outstanding shares of Portfolio on behalf of multiple beneficial owners.

	Number of Shareholders	% of Outstanding Shares	% held by an Affiliate of Prudential
Jennison 20/20 Focus Portfolio	3	92	28

Transactions in shares of beneficial interest were as follows:

Class I:	Shares	Amount
Period ended June 30, 2018:
Series shares sold	70,335	$2,281,380
Series shares repurchased	(200,745)	(6,563,264)
Capital contributions	—	2,979

Net increase (decrease) in shares outstanding	(130,410)	$(4,278,905)

Year ended December 31, 2017:
Series shares sold	79,728	$2,229,603
Series shares repurchased	(346,578)	(9,560,105)

Net increase (decrease) in shares outstanding	(266,850)	$(7,330,502)

Class II:
Period ended June 30, 2018:
Series shares sold	170,618	$5,333,936
Series shares repurchased	(694,818)	(21,749,228)
Capital contributions	—	6,361

Net increase (decrease) in shares outstanding	(524,200)	$(16,408,931)

Year ended December 31, 2017:
Series shares sold	204,981	$5,409,051
Series shares repurchased	(1,166,733)	(30,804,658)

Net increase (decrease) in shares outstanding	(961,752)	$(25,395,607)

B7

9.	Other Risks

The Portfolio’s risks include, but are not limited to, some or all of the risks discussed below:

Liquidity Risk:    The Portfolio may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk includes the risk that the Portfolio may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Portfolio may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Portfolio’s value or prevent the Portfolio from being able to take advantage of other investment opportunities.

Market and Credit Risk:    Securities markets may be volatile and the market prices of the Portfolio’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Portfolio fall, the value of an investment in the Portfolio will decline. Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

B8

Financial Highlights

(unaudited)

	Jennison 20/20 Focus Portfolio
	Class I
	Six Months Ended June 30, 2018		Year Ended December 31,
			2017	2016		2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$31.19		$23.94	$23.56		$22.16	$20.69	$15.93

Income (Loss) From Investment Operations:
Net investment income (loss)	0.14		0.10	0.09		0.07	0.02	0.09
Net realized and unrealized gain (loss) on investments	1.49		7.15	0.27		1.33	1.45	4.67

Total from investment operations	1.63		7.25	0.36		1.40	1.47	4.76

Capital Contributions	—	(b)(c)	—	0.02	(d)	—	—	—

Net Asset Value, end of period	$32.82		$31.19	$23.94		$23.56	$22.16	$20.69

Total Return(e)	5.23	%(f)	30.28%	1.61	%(g)	6.32%	7.10%	29.88%
Ratios/Supplemental Data:
Net assets, end of period (millions)	$68.3		$68.9	$59.3		$65.4	$67.2	$68.7
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.80	%(i)	0.82%	0.83%		0.83%	0.83%	0.84%
Expenses before waivers and/or expense reimbursement	0.85	%(i)	0.87%	0.83%		0.83%	0.83%	0.84%
Net investment income (loss)	0.89	%(i)	0.36%	0.39%		0.30%	0.08%	0.46%
Portfolio turnover rate(j)	24	%(k)	99%	69%		64%	97%	78%

	Jennison 20/20 Focus Portfolio
	Class II
	Six Months Ended June 30, 2018		Year Ended December 31,
			2017	2016		2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$29.88		$23.03	$22.75		$21.49	$20.14	$15.57

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08		(0.01)	—	(b)	(0.02)	(0.07)	0.01
Net realized and unrealized gain (loss) on investments	1.42		6.86	0.26		1.28	1.42	4.56

Total from investment operations	1.50		6.85	0.26		1.26	1.35	4.57

Capital Contributions	—	(b)(c)	—	0.02	(d)	—	—	—

Net Asset Value, end of period	$31.38		$29.88	$23.03		$22.75	$21.49	$20.14

Total Return(e)	5.02	%(f)	29.74%	1.23	%(g)	5.86%	6.70%	29.35%
Ratios/Supplemental Data:
Net assets, end of period (millions)	$147.5		$156.1	$142.5		$160.1	$172.9	$178.5
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	1.20	%(i)	1.22%	1.23%		1.23%	1.23%	1.24%
Expenses before waivers and/or expense reimbursement	1.25	%(i)	1.27%	1.23%		1.23%	1.23%	1.24%
Net investment income (loss)	0.49	%(i)	(0.04)%	(0.01)%		(0.10)%	(0.33)%	0.07%
Portfolio turnover rate(j)	24	%(k)	99%	69%		64%	97%	78%

(a)	Calculated based upon average shares outstanding during the period.

(b)	Less than $0.005 per share.

(c)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 1.53% and 1.14% for Class I and Class II, respectively.

(h)	Does not include expenses of the underlying funds in which the Portfolio invests.

(i)	Annualized.

(j)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments.

(k)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Approval of Advisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of The Prudential Series Fund (the Trust, and each series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Jennison 20/20 Focus Portfolio’s (the Portfolio) subadvisory agreement. As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 12-13, 2018 (“the Meeting”) and approved the renewal of the agreements through July 31, 2019, after concluding that the renewal of the agreements was in the best interests of the Trust, the Portfolio and the Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of the Portfolio, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from PGIM Investments and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PGIM Investments, which serves as the Trust’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison Associates LLC (Jennison), which serves as subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Trust, the Portfolio and the Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PGIM Investments and the subadviser. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser as well as the provision of recordkeeping and compliance services to the Trust. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by the subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Trust and the subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadviser’s portfolio managers who are responsible for the day-to-day management of the Portfolio. The Board was provided with information pertaining to PGIM Investments’ and the subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to PGIM Investments and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to PGIM Investments and each subadviser. The Board noted that Jennison Associates LLC (Jennison), which serves as subadviser to the Portfolio, is affiliated with PGIM Investments.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Portfolio by the subadviser, and that there was a reasonable basis on which to conclude that the Portfolio benefits from the services provided by PGIM Investments and the subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Trust’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of Jennison, which is an affiliate of PGIM Investments, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning whether PGIM Investments realizes economies of scale as the Portfolio’s assets grow beyond current levels. The Board noted that economies of scale, if any, may be shared with the Portfolio in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and the Subadviser

The Board considered potential ancillary benefits that might be received by PGIM Investments, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PGIM Investments included compensation received by insurance company affiliates of PGIM Investments from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Trust. The Board also considered information provided by PGIM Investments regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PGIM Investments at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadviser included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadviser as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolio / Fees and Expenses / Other Factors

With respect to the Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolio for the one-, three-, five- and ten-year periods ended December 31, 2017. The Board compared the historical performance of the Portfolio to the comparable performance of the Portfolio’s benchmark index and to a universe of mutual funds (the Peer Universe) that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio.

The Board also considered the Portfolio’s actual management fee, as well as the Portfolio’s net total expense ratio, for the calendar year 2017. The Board considered the management fee for the Portfolio as compared to the management fee charged by PGIM Investments to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. The comparisons placed the Portfolio in various quartiles, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PGIM Investments deems appropriate, and for reasons addressed in detail with the Board, PGIM Investments may have provided and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding the Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Jennison 20/20 Focus Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	3rd Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three-, and ten-year periods, though it underperformed over the five-year period.

•

The Board concluded that in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The prospectuses for the Prudential Series Fund portfolios and the applicable variable annuity or variable life contract contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800) SEC-0330. Form N-Q is also available on the Fund’s website or by calling the telephone number referenced below.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

Owners of Group Variable Universal Life Insurance contracts should call (800) 562-9874.

Owners of Group Variable Universal Life Insurance contracts through AICPA should call (800) 223-7473.

The Prudential Series Fund may offer two classes of shares in each portfolio: Class I and Class II. Class I shares are sold only to separate accounts of The Prudential Insurance Company of America, Pruco Life Insurance Company, and Pruco Life Insurance Company of New Jersey (collectively, Prudential) and to separate accounts of insurance companies not affiliated with Prudential where Prudential has assumed responsibility for the administration of contracts issued through such non-affiliated insurance companies, as investment options under variable life insurance and variable annuity contracts (the Contracts). (A separate account keeps the assets supporting certain insurance contracts separate from the general assets and liabilities of the insurance company.) Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of Contracts.

The Prudential Series Fund is distributed by Prudential Investment Management Services LLC (PIMS), 655 Broad Street, 19th Floor, Newark, NJ 07102, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

Presorted

Standard

U.S. Postage

PAID

Prudential

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation, and The Prudential Insurance Company of America are available upon request. You may call (800)778-2255 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2018 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

PSF-SAR-20/20 Focus

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Prudential Series Fund

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	August 14, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Timothy S. Cronin
Timothy S. Cronin
Principal Executive Officer

Date:	August 14, 2018

By:	/s/ Brian D. Nee
Brian D. Nee
Treasurer and Principal Financial and Accounting Officer

Date:	August 14, 2018